As filed with the Securities and Exchange Commission on September 29, 2023
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 20 (File No. 333-230376)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 192 (File No. 811-07355)	[X]
(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10
(Exact Name of Registrant)

RiverSource Life Insurance Company
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code (612) 678-5337
Nicole D. Wood, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[]	on [date] pursuant to paragraph (b) of Rule 485
[]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
This Post-Effective Amendment No. 20 under the Securities Act of 1933, as amended (the “Securities Act”) (and Amendment No. 192 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-4 (the “Registration Statement”) is being filed solely for the purpose of including the Depositor’s (RiverSource Life Insurance Company) re-casted financial statements for fiscal years ended December 31, 2022 and 2021 in the Statement of Additional Information (“SAI”).  The Depositor re-casted its financial statements exclusively due to a change in accounting standards.  Accordingly, this amendment deletes in its entirety the SAI dated May 1, 2023, and replaces it with a new SAI, dated May 1, 2023 and amended as of September 29, 2023.

PART A.
Prospectus for RiverSource® RAVA 5 Advantage Variable Annuity (offered for contract applications signed on or after 4/29/2019) dated May 1, 2023 filed electronically with Post-Effective Amendment No.19 is incorporated by reference to this Post-Effective Amendment No.20.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2019)

RIVERSOURCE® RAVA 5 CHOICESM VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after June 22, 2020)

RIVERSOURCE® RAVA Apex VARIABLE ANNUITY

RIVERSOURCE® RAVA Vista VARIABLE ANNUITY

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

May 1, 2023

(As amended September 29, 2023)

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

SAI9010_12_B02_(09/23)

2	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Company

We are RiverSource Life Insurance Company (the “Company”, “we”, “our” and “us”). We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc. We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts (including indexed linked annuity contracts) and life insurance policies.

Non-Principal Risks of Investing in the Contracts

Fund of Funds Risk. Funds that are “funds of funds” (or “feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return.

Money Market Fund Sub-Account Delay of Payment Risk. If, pursuant to SEC rules, a Fund that is a money market fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, partial withdrawal, full surrender, or death benefit from the corresponding Subaccount until the Fund is liquidated.

Mixed and Shared Funding Risk. Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner’s investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another underlying Fund.

BUSINESS CONTINUITY/DISASTER RECOVERY

Disruptive events, including natural or man-made disasters and public health crises may adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations could interfere with processing of transactions (including the issuance of contracts). Also, disruptions may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or service providers are able to work remotely. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that RiverSource Life, the Funds or our service providers will avoid losses affecting your policy due to a disaster or other catastrophe.

Services

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for compensation paid.

Name of Service Provider	Services Provided	Principal Business Address	Basis for Compensation Paid
Ameriprise Financial, Inc. (“AFI”)*	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis, MN 55402 USA	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses)

Ameriprise India Private Limited (“Amp India”)*	Administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis, MN 55402 USA	Expense allocation based on number of service provider employees dedicated to performing services

Sykes Enterprises Incorporated	Administrative support related to new business and servicing of existing contracts and policies	10th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines	Expense allocation based on number of contacts made or received from customers

*	Affiliated Entities

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2022 was $20,635,581, in 2021 was $20,285,993 and in 2020 was $21,440,537.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2022 was $3,629,759, in 2021 was $3,017,114 and in 2020 was $3,019,350.

The aggregate dollar amount paid to Sykes by RiverSource Life for the services provided in 2022 was $1,497,395, in 2021 was $1,473,834 and in 2020 was $1,471,114.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	3

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

4	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the creditworthiness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2022 was $408,452,683, in 2021 was $494,414,780 and in 2020 was $400,566,242. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2022 and December 31, 2021 and for each of the three years in the period ended December 31, 2022 and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2022 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2021 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides accounting and auditing services to RiverSource Life and the variable account. PricewaterhouseCoopers LLP’s principal business address is 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402.

Custodian

RiverSource Life is the custodian of the assets of RiverSource Variable Account 10. RiverSource Life holds these assets for safekeeping, maintains records and accounts relating to the variable account including purchase and redemption transactions, and is responsible for administration of the contracts. RiverSource Life’s principal offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

THE CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, sponsored by RiverSource Life Insurance Company, as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Account 10 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Account 10 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2023

We have served as the auditor of one or more of the divisions of RiverSource Variable Account 10 since 2010.

6	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Sus Gbl Thematic, Cl B
Assets
Investments, at fair value(1),(2)	$8,890,818	$72,787,590	$64,851,502	$111,581,660	$7,697,418
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	30	15	109,967	89,986	181
Receivable for share redemptions	8,151	106,390	167,722	99,927	6,857
Total assets	8,898,999	72,893,995	65,129,191	111,771,573	7,704,456

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,004	52,872	47,308	99,927	6,056
Contract terminations	147	53,518	120,414	—	801
Payable for investments purchased	30	15	109,967	89,986	181
Total liabilities	8,181	106,405	277,689	189,913	7,038
Net assets applicable to contracts in accumulation period	8,890,064	72,538,785	64,709,541	111,544,102	7,644,008
Net assets applicable to contracts in payment period	—	247,791	141,961	35,749	52,587
Net assets applicable to seed money	754	1,014	—	1,809	823
Total net assets	$8,890,818	$72,787,590	$64,851,502	$111,581,660	$7,697,418
(1) Investment shares	1,126,846	2,566,558	5,027,248	2,087,590	269,235
(2) Investments, at cost	$12,595,569	$65,801,770	$76,037,596	$123,879,138	$8,378,107

December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$18,561,500	$21,236,903	$38,727,474	$71,368,662	$42,305,667
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	100	11,233	9,227	46,606	64,361
Receivable for share redemptions	24,884	29,831	30,377	117,534	54,459
Total assets	18,586,484	21,277,967	38,767,078	71,532,802	42,424,487

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,033	15,932	30,178	59,479	36,308
Contract terminations	11,851	13,899	199	58,055	18,151
Payable for investments purchased	100	11,233	9,227	46,606	64,361
Total liabilities	24,984	41,064	39,604	164,140	118,820
Net assets applicable to contracts in accumulation period	18,059,446	21,084,280	38,623,494	71,239,681	42,238,209
Net assets applicable to contracts in payment period	501,930	152,623	103,053	128,149	66,362
Net assets applicable to seed money	124	—	927	832	1,096
Total net assets	$18,561,500	$21,236,903	$38,727,474	$71,368,662	$42,305,667
(1) Investment shares	1,114,136	12,347,037	1,735,102	9,452,803	4,273,300
(2) Investments, at cost	$18,484,909	$34,272,836	$39,888,312	$94,935,285	$40,166,228

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	7

Statement of Assets and Liabilities

December 31, 2022 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Assets
Investments, at fair value(1),(2)	$6,232,614	$16,057,840	$40,248,737	$36,105,898	$28,456,286
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	57	—	103,347	—
Receivable for share redemptions	8,917	48,595	68,852	27,803	24,448
Total assets	6,241,531	16,106,492	40,317,589	36,237,048	28,480,734

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,378	11,745	31,206	27,803	19,730
Contract terminations	4,539	36,850	37,646	—	4,718
Payable for investments purchased	—	57	—	103,347	—
Total liabilities	8,917	48,652	68,852	131,150	24,448
Net assets applicable to contracts in accumulation period	6,178,293	15,923,551	40,124,890	35,907,031	28,089,717
Net assets applicable to contracts in payment period	54,321	133,530	123,175	198,867	366,569
Net assets applicable to seed money	—	759	672	—	—
Total net assets	$6,232,614	$16,057,840	$40,248,737	$36,105,898	$28,456,286
(1) Investment shares	653,999	1,688,522	1,901,216	1,932,864	2,285,645
(2) Investments, at cost	$6,510,960	$16,201,861	$36,417,469	$35,918,970	$19,318,955

December 31, 2022 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv	Calvert VP EAFE Intl Index, Cl F
Assets
Investments, at fair value(1),(2)	$180,525,593	$329,153	$71,676,615	$239,196	$1,081,453
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,766	—	791	7,745	—
Receivable for share redemptions	190,324	310	94,497	175	718
Total assets	180,720,683	329,463	71,771,903	247,116	1,082,171

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	144,927	310	62,080	175	718
Contract terminations	45,397	—	32,417	—	—
Payable for investments purchased	4,766	—	791	7,745	—
Total liabilities	195,090	310	95,288	7,920	718
Net assets applicable to contracts in accumulation period	180,133,114	328,325	71,389,119	237,334	1,077,780
Net assets applicable to contracts in payment period	391,743	—	287,065	—	—
Net assets applicable to seed money	736	828	431	1,862	3,673
Total net assets	$180,525,593	$329,153	$71,676,615	$239,196	$1,081,453
(1) Investment shares	14,488,410	38,724	6,038,468	5,834	13,023
(2) Investments, at cost	$135,569,703	$335,216	$89,048,756	$250,260	$1,038,591

See accompanying notes to financial statements.

8	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022 (continued)	Calvert VP Nasdaq 100 Index, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP SRI Bal, Cl F	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$1,929,055	$1,474,646	$326,429	$19,357,174	$14,792,656
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	57,745	32,745	—	821	12,850
Receivable for share redemptions	1,458	1,052	178	13,687	14,163
Total assets	1,988,258	1,508,443	326,607	19,371,682	14,819,669

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,458	1,052	178	13,685	11,709
Contract terminations	—	—	—	2	2,454
Payable for investments purchased	57,745	32,745	—	821	12,850
Total liabilities	59,203	33,797	178	14,508	27,013
Net assets applicable to contracts in accumulation period	1,925,801	1,471,799	325,461	19,298,965	14,754,145
Net assets applicable to contracts in payment period	—	—	—	58,209	38,511
Net assets applicable to seed money	3,254	2,847	968	—	—
Total net assets	$1,929,055	$1,474,646	$326,429	$19,357,174	$14,792,656
(1) Investment shares	21,205	21,543	158,461	9,351,292	586,312
(2) Investments, at cost	$2,149,380	$1,595,237	$348,500	$19,242,534	$15,937,567

December 31, 2022 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Assets
Investments, at fair value(1),(2)	$61,116,415	$489,961,560	$24,622,744	$114,014,619	$40,773,900
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,489	114,186	951	18,843	386
Receivable for share redemptions	53,646	551,740	42,740	100,203	44,557
Total assets	61,171,550	490,627,486	24,666,435	114,133,665	40,818,843

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	50,462	421,378	20,935	97,589	37,007
Contract terminations	3,184	130,362	21,805	2,614	7,550
Payable for investments purchased	1,489	114,186	951	18,843	386
Total liabilities	55,135	665,926	43,691	119,046	44,943
Net assets applicable to contracts in accumulation period	61,116,309	485,466,045	24,621,719	113,691,821	40,773,503
Net assets applicable to contracts in payment period	—	4,495,457	—	322,635	—
Net assets applicable to seed money	106	58	1,025	163	397
Total net assets	$61,116,415	$489,961,560	$24,622,744	$114,014,619	$40,773,900
(1) Investment shares	1,776,124	14,075,311	4,914,719	3,536,434	584,070
(2) Investments, at cost	$67,618,148	$327,950,805	$28,525,852	$76,926,580	$30,780,519

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	9

Statement of Assets and Liabilities

December 31, 2022 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Assets
Investments, at fair value(1),(2)	$302,302,150	$97,769,476	$398,252,532	$9,401,141	$46,712,050
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	23,247	901	39,962	462	21,018
Receivable for share redemptions	349,367	112,318	524,285	11,153	43,462
Total assets	302,674,764	97,882,695	398,816,779	9,412,756	46,776,530

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	250,499	88,865	306,065	7,949	41,563
Contract terminations	98,868	23,453	218,220	3,204	1,899
Payable for investments purchased	23,247	901	39,962	462	21,018
Total liabilities	372,614	113,219	564,247	11,615	64,480
Net assets applicable to contracts in accumulation period	298,746,634	97,747,791	395,172,227	9,398,645	46,710,081
Net assets applicable to contracts in payment period	3,555,516	21,511	3,080,305	1,669	1,702
Net assets applicable to seed money	—	174	—	827	267
Total net assets	$302,302,150	$97,769,476	$398,252,532	$9,401,141	$46,712,050
(1) Investment shares	4,265,587	2,704,550	10,839,753	1,250,152	5,302,162
(2) Investments, at cost	$104,668,579	$71,068,312	$143,584,502	$11,689,326	$79,148,263

December 31, 2022 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$71,144,153	$8,660,404	$45,419,507	$146,807,324	$135,591,924
Dividends receivable	—	—	—	13,800	13,207
Accounts receivable from RiverSource Life for contract purchase payments	24,470	2,087	19,654	103,490	157
Receivable for share redemptions	57,452	7,901	36,352	650,702	383,327
Total assets	71,226,075	8,670,392	45,475,513	147,575,316	135,988,615

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	57,438	7,822	34,996	131,992	106,033
Contract terminations	14	79	1,356	518,710	277,294
Payable for investments purchased	24,470	2,087	19,654	103,490	157
Total liabilities	81,922	9,988	56,006	754,192	383,484
Net assets applicable to contracts in accumulation period	70,923,325	8,652,880	45,122,717	146,811,239	135,147,556
Net assets applicable to contracts in payment period	220,828	6,999	296,790	1,850	457,575
Net assets applicable to seed money	—	525	—	8,035	—
Total net assets	$71,144,153	$8,660,404	$45,419,507	$146,821,124	$135,605,131
(1) Investment shares	7,975,802	1,201,166	6,238,943	146,807,324	135,591,924
(2) Investments, at cost	$104,159,704	$10,775,746	$62,680,728	$146,807,323	$135,589,987

See accompanying notes to financial statements.

10	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$44,830,239	$118,265,851	$24,876,851	$73,104,368	$55,788,107
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	146	8,579	205	21,725	25,110
Receivable for share redemptions	49,164	104,138	23,490	63,199	50,073
Total assets	44,879,549	118,378,568	24,900,546	73,189,292	55,863,290

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	39,384	91,945	22,291	55,526	48,914
Contract terminations	9,780	12,193	1,199	7,673	1,159
Payable for investments purchased	146	8,579	205	21,725	25,110
Total liabilities	49,310	112,717	23,695	84,924	75,183
Net assets applicable to contracts in accumulation period	44,829,700	117,237,907	24,876,179	72,718,502	55,729,835
Net assets applicable to contracts in payment period	—	1,027,944	—	385,866	57,856
Net assets applicable to seed money	539	—	672	—	416
Total net assets	$44,830,239	$118,265,851	$24,876,851	$73,104,368	$55,788,107
(1) Investment shares	7,878,777	20,603,807	4,180,983	12,103,372	6,778,628
(2) Investments, at cost	$52,254,645	$136,332,276	$31,394,736	$98,036,052	$70,273,784

December 31, 2022 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$218,262,867	$76,441,074	$101,466,597	$50,100,583	$454,455,836
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	74,395	18,497	39,766	6,961	37,579
Receivable for share redemptions	169,887	68,714	88,038	45,606	430,307
Total assets	218,507,149	76,528,285	101,594,401	50,153,150	454,923,722

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	167,814	68,664	72,305	42,898	382,532
Contract terminations	2,073	50	15,733	2,708	47,775
Payable for investments purchased	74,395	18,497	39,766	6,961	37,579
Total liabilities	244,282	87,211	127,804	52,567	467,886
Net assets applicable to contracts in accumulation period	216,752,940	76,440,881	100,893,565	50,100,516	452,965,269
Net assets applicable to contracts in payment period	1,509,927	—	573,032	—	1,490,432
Net assets applicable to seed money	—	193	—	67	135
Total net assets	$218,262,867	$76,441,074	$101,466,597	$50,100,583	$454,455,836
(1) Investment shares	26,360,250	3,029,769	3,954,271	1,608,365	14,376,964
(2) Investments, at cost	$276,127,065	$63,338,125	$40,781,839	$55,272,938	$259,663,546

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	11

Statement of Assets and Liabilities

December 31, 2022 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$74,819,442	$10,487,401	$31,077,424	$49,412,603	$500,771
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	61,774	319	13	—	15,490
Receivable for share redemptions	63,865	24,504	37,620	80,316	443
Total assets	74,945,081	10,512,224	31,115,057	49,492,919	516,704

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	62,791	8,782	27,316	41,678	443
Contract terminations	1,074	15,722	10,304	38,638	—
Payable for investments purchased	61,774	319	13	—	15,490
Total liabilities	125,639	24,823	37,633	80,316	15,933
Net assets applicable to contracts in accumulation period	74,801,809	10,426,439	30,956,083	48,911,737	500,463
Net assets applicable to contracts in payment period	17,066	60,257	120,830	500,866	—
Net assets applicable to seed money	567	705	511	—	308
Total net assets	$74,819,442	$10,487,401	$31,077,424	$49,412,603	$500,771
(1) Investment shares	8,203,886	1,376,299	2,665,302	4,212,498	34,252
(2) Investments, at cost	$78,390,804	$14,662,256	$35,571,998	$51,443,586	$501,376

December 31, 2022 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$64,722,923	$50,931,510	$27,061,011	$58,877,623	$40,199,883
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,776	315	12,317	10,245	4,343
Receivable for share redemptions	81,033	71,259	24,287	127,888	39,717
Total assets	64,806,732	51,003,084	27,097,615	59,015,756	40,243,943

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	57,439	38,211	24,287	49,220	36,342
Contract terminations	23,594	33,048	—	78,668	3,375
Payable for investments purchased	2,776	315	12,317	10,245	4,343
Total liabilities	83,809	71,574	36,604	138,133	44,060
Net assets applicable to contracts in accumulation period	64,722,668	50,887,278	27,055,494	58,252,071	40,188,068
Net assets applicable to contracts in payment period	—	44,232	5,137	625,552	11,496
Net assets applicable to seed money	255	—	380	—	319
Total net assets	$64,722,923	$50,931,510	$27,061,011	$58,877,623	$40,199,883
(1) Investment shares	1,817,039	1,409,284	769,872	1,650,158	1,239,207
(2) Investments, at cost	$52,067,845	$35,033,894	$25,231,728	$25,778,556	$29,448,390

See accompanying notes to financial statements.

12	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$42,797,010	$22,557,752	$29,169,455	$980,493	$404,164
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	410	2,029	—	6
Receivable for share redemptions	65,460	24,513	28,461	869	359
Total assets	42,862,470	22,582,675	29,199,945	981,362	404,529

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,361	20,837	21,124	869	359
Contract terminations	33,099	3,676	7,337	—	—
Payable for investments purchased	—	410	2,029	—	6
Total liabilities	65,460	24,923	30,490	869	365
Net assets applicable to contracts in accumulation period	42,695,047	22,554,295	29,120,298	979,588	403,184
Net assets applicable to contracts in payment period	101,963	3,179	49,157	—	—
Net assets applicable to seed money	—	278	—	905	980
Total net assets	$42,797,010	$22,557,752	$29,169,455	$980,493	$404,164
(1) Investment shares	1,300,426	762,601	970,374	55,869	35,609
(2) Investments, at cost	$19,558,401	$19,622,291	$15,680,324	$1,129,133	$418,385

December 31, 2022 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$70,435,881	$15,283,045	$40,241,502	$15,136,544	$16,737,956
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,094	—	13,970	5,859	726
Receivable for share redemptions	116,514	15,164	30,118	13,929	20,079
Total assets	70,553,489	15,298,209	40,285,590	15,156,332	16,758,761

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	63,839	12,891	30,118	11,545	14,381
Contract terminations	52,675	2,273	—	2,384	5,698
Payable for investments purchased	1,094	—	13,970	5,859	726
Total liabilities	117,608	15,164	44,088	19,788	20,805
Net assets applicable to contracts in accumulation period	70,435,489	15,260,897	39,985,840	15,135,081	16,737,120
Net assets applicable to contracts in payment period	—	21,586	255,662	1,463	—
Net assets applicable to seed money	392	562	—	—	836
Total net assets	$70,435,881	$15,283,045	$40,241,502	$15,136,544	$16,737,956
(1) Investment shares	20,357,191	1,762,750	4,630,783	619,842	1,870,163
(2) Investments, at cost	$87,630,762	$17,745,938	$47,997,785	$20,438,418	$20,175,582

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	13

Statement of Assets and Liabilities

December 31, 2022 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$24,290,556	$51,672,881	$22,847,047	$73,528,496	$20,676,903
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	109	11,055	5,066	—	4,759
Receivable for share redemptions	115,242	49,852	20,897	70,748	24,396
Total assets	24,405,907	51,733,788	22,873,010	73,599,244	20,706,058

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22,061	38,870	20,193	65,349	18,935
Contract terminations	93,181	10,982	704	5,399	5,461
Payable for investments purchased	109	11,055	5,066	—	4,759
Total liabilities	115,351	60,907	25,963	70,748	29,155
Net assets applicable to contracts in accumulation period	24,290,072	51,556,977	22,846,497	73,528,304	20,676,475
Net assets applicable to contracts in payment period	—	115,904	—	—	—
Net assets applicable to seed money	484	—	550	192	428
Total net assets	$24,290,556	$51,672,881	$22,847,047	$73,528,496	$20,676,903
(1) Investment shares	5,257,696	10,970,888	3,782,624	2,132,497	603,529
(2) Investments, at cost	$29,871,078	$71,335,634	$32,316,667	$52,647,193	$25,948,535

December 31, 2022 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Assets
Investments, at fair value(1),(2)	$92,282,015	$39,157,361	$41,199,490	$15,903,225	$61,811,468
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	35,262	1,983	53,977	755	328
Receivable for share redemptions	86,272	111,396	41,069	60,052	77,466
Total assets	92,403,549	39,270,740	41,294,536	15,964,032	61,889,262

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	69,787	35,035	36,865	14,121	55,167
Contract terminations	16,485	76,361	4,204	45,931	22,299
Payable for investments purchased	35,262	1,983	53,977	755	328
Total liabilities	121,534	113,379	95,046	60,807	77,794
Net assets applicable to contracts in accumulation period	92,053,488	39,156,600	41,140,151	15,902,350	61,811,291
Net assets applicable to contracts in payment period	228,527	—	58,995	—	—
Net assets applicable to seed money	—	761	344	875	177
Total net assets	$92,282,015	$39,157,361	$41,199,490	$15,903,225	$61,811,468
(1) Investment shares	2,182,124	955,291	1,327,731	1,751,456	1,517,591
(2) Investments, at cost	$49,898,868	$31,914,914	$32,763,636	$18,573,751	$42,983,237

See accompanying notes to financial statements.

14	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl	Del VIP Intl, Serv Cl
Assets
Investments, at fair value(1),(2)	$43,663,526	$23,010,513	$12,502,154	$395,568	$396,261
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,259	—	—	—
Receivable for share redemptions	62,940	21,970	18,559	259	286
Total assets	43,726,466	23,036,742	12,520,713	395,827	396,547

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	33,174	20,765	10,876	259	286
Contract terminations	29,766	1,205	7,683	—	—
Payable for investments purchased	—	4,259	—	—	—
Total liabilities	62,940	26,229	18,559	259	286
Net assets applicable to contracts in accumulation period	43,540,308	23,010,057	12,345,886	394,488	395,309
Net assets applicable to contracts in payment period	123,218	—	155,364	—	—
Net assets applicable to seed money	—	456	904	1,080	952
Total net assets	$43,663,526	$23,010,513	$12,502,154	$395,568	$396,261
(1) Investment shares	1,054,929	667,358	1,592,631	74,635	26,613
(2) Investments, at cost	$25,970,268	$17,038,246	$15,911,371	$393,471	$400,240

December 31, 2022 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2	Fid VIP Energy, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$17,387,662	$83,654,722	$416,575,542	$589,593	$792,121
Dividends receivable	—	507,796	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,389	153,355	60,682	—	25
Receivable for share redemptions	15,476	123,033	344,288	466	647
Total assets	17,405,527	84,438,906	416,980,512	590,059	792,793

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,424	64,671	344,288	466	647
Contract terminations	1,052	58,362	—	—	—
Payable for investments purchased	2,389	661,151	60,682	—	25
Total liabilities	17,865	784,184	404,970	466	672
Net assets applicable to contracts in accumulation period	17,371,205	83,390,229	415,932,793	588,753	790,947
Net assets applicable to contracts in payment period	15,899	254,349	642,109	—	—
Net assets applicable to seed money	558	10,144	640	840	1,174
Total net assets	$17,387,662	$83,654,722	$416,575,542	$589,593	$792,121
(1) Investment shares	1,339,573	9,911,697	11,400,535	59,796	31,647
(2) Investments, at cost	$18,406,932	$90,504,509	$384,665,559	$581,043	$774,309

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	15

Statement of Assets and Liabilities

December 31, 2022 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2	Fid VIP Intl Cap Appr, Serv Cl 2	Fid VIP Invest Gr, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$37,405,330	$84,649,201	$1,499,012	$637,278	$816,615
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,107	6,485	—	—	—
Receivable for share redemptions	28,492	148,283	78,842	529	639
Total assets	37,435,929	84,803,969	1,577,854	637,807	817,254

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,720	59,827	1,104	529	639
Contract terminations	2,772	88,456	77,738	—	—
Payable for investments purchased	2,107	6,485	—	—	—
Total liabilities	30,599	154,768	78,842	529	639
Net assets applicable to contracts in accumulation period	37,191,499	83,659,840	1,497,732	636,524	815,834
Net assets applicable to contracts in payment period	213,831	988,497	—	—	—
Net assets applicable to seed money	—	864	1,280	754	781
Total net assets	$37,405,330	$84,649,201	$1,499,012	$637,278	$816,615
(1) Investment shares	1,576,289	3,639,261	37,560	38,646	77,996
(2) Investments, at cost	$27,393,506	$60,419,204	$1,610,455	$628,098	$837,884

December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$60,814,675	$320,728,967	$8,317,638	$35,279,400	$147,369,751
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	30,336	—	4,564	75,099
Receivable for share redemptions	42,805	425,387	7,398	39,249	136,497
Total assets	60,857,480	321,184,690	8,325,036	35,323,213	147,581,347

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	42,052	249,443	5,696	26,362	123,062
Contract terminations	753	175,944	1,702	12,887	13,435
Payable for investments purchased	—	30,336	—	4,564	75,099
Total liabilities	42,805	455,723	7,398	43,813	211,596
Net assets applicable to contracts in accumulation period	59,965,089	319,589,664	8,240,390	35,104,125	146,971,535
Net assets applicable to contracts in payment period	849,586	1,138,648	77,248	175,275	397,989
Net assets applicable to seed money	—	655	—	—	227
Total net assets	$60,814,675	$320,728,967	$8,317,638	$35,279,400	$147,369,751
(1) Investment shares	1,885,726	10,279,775	385,433	1,645,494	14,885,833
(2) Investments, at cost	$57,035,609	$326,239,453	$7,646,584	$32,288,502	$168,890,474

See accompanying notes to financial statements.

16	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4	Frank Mutual Gbl Dis, Cl 4	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$48,212,512	$59,977,508	$2,476,105	$133,837	$61,099,068
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	64,906	87,520	215,233	—	—
Receivable for share redemptions	35,058	104,551	1,533	109	76,332
Total assets	48,312,476	60,169,579	2,692,871	133,946	61,175,400

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	35,058	51,921	1,533	109	48,342
Contract terminations	—	52,630	—	—	27,990
Payable for investments purchased	64,906	87,520	215,233	—	—
Total liabilities	99,964	192,071	216,766	109	76,332
Net assets applicable to contracts in accumulation period	48,061,534	59,897,517	2,475,466	132,757	61,040,904
Net assets applicable to contracts in payment period	150,978	79,468	—	—	57,296
Net assets applicable to seed money	—	523	639	1,080	868
Total net assets	$48,212,512	$59,977,508	$2,476,105	$133,837	$61,099,068
(1) Investment shares	4,159,837	4,071,793	163,331	7,822	4,030,282
(2) Investments, at cost	$68,884,006	$63,079,110	$2,489,271	$134,304	$69,417,189

December 31, 2022 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv
Assets
Investments, at fair value(1),(2)	$113,286,298	$1,191,677	$106,671,178	$9,492,903	$387,108
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,944	2,862	—	1,788	—
Receivable for share redemptions	151,880	6,466	104,290	8,151	279
Total assets	113,442,122	1,201,005	106,775,468	9,502,842	387,387

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	90,149	987	75,103	8,151	279
Contract terminations	61,731	5,479	29,187	—	—
Payable for investments purchased	3,944	2,862	—	1,788	—
Total liabilities	155,824	9,328	104,290	9,939	279
Net assets applicable to contracts in accumulation period	113,056,612	1,191,037	105,825,361	9,489,008	386,254
Net assets applicable to contracts in payment period	229,225	—	845,817	3,325	—
Net assets applicable to seed money	461	640	—	570	854
Total net assets	$113,286,298	$1,191,677	$106,671,178	$9,492,903	$387,108
(1) Investment shares	9,041,205	91,177	7,163,948	1,082,429	43,940
(2) Investments, at cost	$133,672,893	$1,262,074	$110,891,954	$9,975,688	$401,190

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	17

Statement of Assets and Liabilities

December 31, 2022 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$4,208,768	$314,234	$85,875,174	$10,393,050	$33,926,383
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	249	—	14,563	3,684	22,614
Receivable for share redemptions	2,932	33,901	64,583	7,452	24,224
Total assets	4,211,949	348,135	85,954,320	10,404,186	33,973,221

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,932	293	61,814	7,068	24,224
Contract terminations	—	33,608	2,769	384	—
Payable for investments purchased	249	—	14,563	3,684	22,614
Total liabilities	3,181	33,901	79,146	11,136	46,838
Net assets applicable to contracts in accumulation period	4,190,311	313,350	85,098,100	10,373,684	33,925,257
Net assets applicable to contracts in payment period	18,457	—	777,074	19,366	1,126
Net assets applicable to seed money	—	884	—	—	—
Total net assets	$4,208,768	$314,234	$85,875,174	$10,393,050	$33,926,383
(1) Investment shares	404,689	30,597	5,407,757	242,602	873,266
(2) Investments, at cost	$5,002,677	$332,691	$87,370,618	$12,554,420	$44,085,890

December 31, 2022 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$32,128,877	$95,536,227	$61,007,102	$366,409	$15,420,735
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,443	45,067	—	—	5,044
Receivable for share redemptions	64,216	180,059	71,964	273	11,367
Total assets	32,198,536	95,761,353	61,079,066	366,682	15,437,146

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	28,011	70,354	63,286	273	10,731
Contract terminations	36,205	109,705	8,678	—	636
Payable for investments purchased	5,443	45,067	—	—	5,044
Total liabilities	69,659	225,126	71,964	273	16,411
Net assets applicable to contracts in accumulation period	31,921,618	95,313,768	60,303,719	365,415	15,342,767
Net assets applicable to contracts in payment period	206,608	221,877	703,383	—	77,968
Net assets applicable to seed money	651	582	—	994	—
Total net assets	$32,128,877	$95,536,227	$61,007,102	$366,409	$15,420,735
(1) Investment shares	4,031,227	4,717,838	2,485,014	66,620	277,801
(2) Investments, at cost	$41,978,890	$72,073,865	$66,324,410	$373,222	$20,730,665

See accompanying notes to financial statements.

18	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Assets
Investments, at fair value(1),(2)	$9,954,252	$18,878,172	$10,597,641	$36,629,567	$103,292,568
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	36,419	—	100	4,809	43,825
Receivable for share redemptions	7,571	20,530	9,326	45,861	114,041
Total assets	9,998,242	18,898,702	10,607,067	36,680,237	103,450,434

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,555	13,643	8,844	27,105	84,376
Contract terminations	16	6,887	482	18,756	29,665
Payable for investments purchased	36,419	—	100	4,809	43,825
Total liabilities	43,990	20,530	9,426	50,670	157,866
Net assets applicable to contracts in accumulation period	9,954,252	18,740,784	10,543,618	36,529,158	103,097,506
Net assets applicable to contracts in payment period	—	137,388	54,023	100,409	194,065
Net assets applicable to seed money	—	—	—	—	997
Total net assets	$9,954,252	$18,878,172	$10,597,641	$36,629,567	$103,292,568
(1) Investment shares	207,987	755,429	428,188	1,288,866	3,408,996
(2) Investments, at cost	$14,210,321	$17,526,650	$10,077,528	$39,739,863	$127,692,405

December 31, 2022 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$126,018,115	$36,734,266	$2,295,030	$85,386,232	$18,661,976
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	44,696	690	118	14,394	11,360
Receivable for share redemptions	175,895	33,455	1,903	80,556	14,102
Total assets	126,238,706	36,768,411	2,297,051	85,481,182	18,687,438

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	96,831	27,628	1,903	70,898	13,207
Contract terminations	79,064	5,827	—	9,658	895
Payable for investments purchased	44,696	690	118	14,394	11,360
Total liabilities	220,591	34,145	2,021	94,950	25,462
Net assets applicable to contracts in accumulation period	125,357,581	36,504,656	2,295,030	85,215,301	18,624,395
Net assets applicable to contracts in payment period	660,059	229,610	—	170,337	37,581
Net assets applicable to seed money	475	—	—	594	—
Total net assets	$126,018,115	$36,734,266	$2,295,030	$85,386,232	$18,661,976
(1) Investment shares	30,962,682	1,587,479	145,809	3,784,851	1,482,286
(2) Investments, at cost	$159,872,517	$41,061,517	$3,396,703	$87,718,493	$27,835,365

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	19

Statement of Assets and Liabilities

December 31, 2022 (continued)	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv
Assets
Investments, at fair value(1),(2)	$489,639	$113,815,583	$13,771,867	$49,951,385	$477,226
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	10,938	188	18,652	—
Receivable for share redemptions	430	165,498	9,778	41,791	454
Total assets	490,069	113,992,019	13,781,833	50,011,828	477,680

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	430	99,391	9,328	41,311	454
Contract terminations	—	66,107	450	480	—
Payable for investments purchased	—	10,938	188	18,652	—
Total liabilities	430	176,436	9,966	60,443	454
Net assets applicable to contracts in accumulation period	488,487	113,778,153	13,719,665	49,944,872	475,328
Net assets applicable to contracts in payment period	—	36,480	52,202	5,989	—
Net assets applicable to seed money	1,152	950	—	524	1,898
Total net assets	$489,639	$113,815,583	$13,771,867	$49,951,385	$477,226
(1) Investment shares	45,295	2,679,905	219,367	4,545,167	15,667
(2) Investments, at cost	$725,505	$113,552,873	$12,236,576	$59,111,047	$491,249

December 31, 2022 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust US Eq, Cl 2	Lazard Ret Emer Mkts Eq, Serv
Assets
Investments, at fair value(1),(2)	$22,289,861	$19,075,426	$43,310,938	$1,997,502	$41,692
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	30,506	1,748	5,167	—	—
Receivable for share redemptions	15,313	43,906	35,849	1,513	37
Total assets	22,335,680	19,121,080	43,351,954	1,999,015	41,729

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,313	13,296	35,750	1,513	37
Contract terminations	—	30,610	99	—	—
Payable for investments purchased	30,506	1,748	5,167	—	—
Total liabilities	45,819	45,654	41,016	1,513	37
Net assets applicable to contracts in accumulation period	22,187,723	18,938,151	43,268,812	1,996,410	40,234
Net assets applicable to contracts in payment period	101,405	136,104	40,865	—	—
Net assets applicable to seed money	733	1,171	1,261	1,092	1,458
Total net assets	$22,289,861	$19,075,426	$43,310,938	$1,997,502	$41,692
(1) Investment shares	2,141,197	518,918	1,435,563	64,353	2,327
(2) Investments, at cost	$23,369,419	$17,816,574	$48,048,560	$2,080,444	$42,305

See accompanying notes to financial statements.

20	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC	Lord Abt Short Dur Inc, Cl VC	MFS Gbl Real Est, Serv Cl	MFS Intl Gro, Serv Cl
Assets
Investments, at fair value(1),(2)	$11,621,587	$887,185	$2,272,940	$394,109	$596,758
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	532	—	1,748	—	—
Receivable for share redemptions	10,315	688	1,893	314	495
Total assets	11,632,434	887,873	2,276,581	394,423	597,253

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,311	688	1,893	314	495
Contract terminations	4	—	—	—	—
Payable for investments purchased	532	—	1,748	—	—
Total liabilities	10,847	688	3,641	314	495
Net assets applicable to contracts in accumulation period	11,620,647	886,404	2,272,356	393,126	595,893
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	940	781	584	983	865
Total net assets	$11,621,587	$887,185	$2,272,940	$394,109	$596,758
(1) Investment shares	1,015,873	86,979	174,976	25,708	45,381
(2) Investments, at cost	$13,000,845	$934,772	$2,334,113	$434,695	$570,831

December 31, 2022 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Assets
Investments, at fair value(1),(2)	$63,984,791	$28,557,521	$423,375	$153,187,598	$48,221,137
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,808	3,700	—	7,774	124,570
Receivable for share redemptions	51,655	20,068	347	134,319	40,819
Total assets	64,039,254	28,581,289	423,722	153,329,691	48,386,526

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	46,890	20,019	347	121,679	40,819
Contract terminations	4,765	49	—	12,640	—
Payable for investments purchased	2,808	3,700	—	7,774	124,570
Total liabilities	54,463	23,768	347	142,093	165,389
Net assets applicable to contracts in accumulation period	63,877,416	28,459,263	422,665	152,738,211	48,124,887
Net assets applicable to contracts in payment period	107,375	98,258	—	448,507	95,569
Net assets applicable to seed money	—	—	710	880	681
Total net assets	$63,984,791	$28,557,521	$423,375	$153,187,598	$48,221,137
(1) Investment shares	3,392,619	3,230,489	28,491	4,306,652	17,160,547
(2) Investments, at cost	$67,639,700	$46,385,007	$426,253	$126,578,567	$157,613,502

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	21

Statement of Assets and Liabilities

December 31, 2022 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$12,631,559	$7,668,536	$13,471,303	$7,542,087	$51,711,024
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,018	—	24,464	214	263
Receivable for share redemptions	9,744	11,870	11,421	51,234	43,842
Total assets	12,648,321	7,680,406	13,507,188	7,593,535	51,755,129

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,735	5,900	11,409	6,475	42,051
Contract terminations	9	5,970	12	44,759	1,791
Payable for investments purchased	7,018	—	24,464	214	263
Total liabilities	16,762	11,870	35,885	51,448	44,105
Net assets applicable to contracts in accumulation period	12,587,916	7,667,327	13,469,097	7,539,950	51,276,185
Net assets applicable to contracts in payment period	43,643	1,209	—	1,246	433,991
Net assets applicable to seed money	—	—	2,206	891	848
Total net assets	$12,631,559	$7,668,536	$13,471,303	$7,542,087	$51,711,024
(1) Investment shares	1,814,879	1,207,643	500,606	919,767	5,903,085
(2) Investments, at cost	$16,095,422	$10,417,168	$12,649,453	$8,977,548	$63,413,418

December 31, 2022 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB
Assets
Investments, at fair value(1),(2)	$5,604,815	$52,772,850	$23,142,670	$9,302,570	$274,802
Dividends receivable	—	184,985	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3	7,019	150	—	—
Receivable for share redemptions	5,006	46,962	30,387	14,551	220
Total assets	5,609,824	53,011,816	23,173,207	9,317,121	275,022

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,000	44,219	16,493	6,626	220
Contract terminations	6	2,743	13,894	7,925	—
Payable for investments purchased	3	192,004	150	—	—
Total liabilities	5,009	238,966	30,537	14,551	220
Net assets applicable to contracts in accumulation period	5,601,668	52,757,476	23,098,462	9,290,138	273,914
Net assets applicable to contracts in payment period	2,244	—	43,444	12,432	—
Net assets applicable to seed money	903	15,374	764	—	888
Total net assets	$5,604,815	$52,772,850	$23,142,670	$9,302,570	$274,802
(1) Investment shares	658,615	5,876,709	1,426,798	721,689	27,316
(2) Investments, at cost	$7,647,471	$63,250,656	$21,631,997	$9,909,358	$254,842

See accompanying notes to financial statements.

22	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022 (continued)	Put VT Lg Cap Val, Cl IB	Put VT Sus Fut, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$1,755,770	$26,657	$67,887,266	$29,066,321	$10,011,437
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	6,429	150
Receivable for share redemptions	1,450	20	75,234	20,332	7,488
Total assets	1,757,220	26,677	67,962,500	29,093,082	10,019,075

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,450	20	70,425	20,332	6,921
Contract terminations	—	—	4,809	—	567
Payable for investments purchased	—	—	—	6,429	150
Total liabilities	1,450	20	75,234	26,761	7,638
Net assets applicable to contracts in accumulation period	1,754,560	25,569	67,484,407	28,978,098	9,956,180
Net assets applicable to contracts in payment period	—	—	402,859	86,866	55,257
Net assets applicable to seed money	1,210	1,088	—	1,357	—
Total net assets	$1,755,770	$26,657	$67,887,266	$29,066,321	$10,011,437
(1) Investment shares	64,860	2,318	1,992,582	889,967	1,296,818
(2) Investments, at cost	$1,707,832	$26,830	$61,335,789	$27,401,285	$11,745,808

December 31, 2022 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$20,670,965	$10,107,318	$27,791,285	$745,332,291	$417,888,455
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,056	—	2,749	4,135	4,271
Receivable for share redemptions	18,355	31,463	35,930	1,282,683	319,284
Total assets	20,691,376	10,138,781	27,829,964	746,619,109	418,212,010

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	17,592	6,975	24,201	611,686	318,243
Contract terminations	763	24,488	11,729	670,997	1,041
Payable for investments purchased	2,056	—	2,749	4,135	4,271
Total liabilities	20,411	31,463	38,679	1,286,818	323,555
Net assets applicable to contracts in accumulation period	20,670,592	9,953,752	27,790,130	743,948,619	417,888,455
Net assets applicable to contracts in payment period	—	153,566	—	1,383,519	—
Net assets applicable to seed money	373	—	1,155	153	—
Total net assets	$20,670,965	$10,107,318	$27,791,285	$745,332,291	$417,888,455
(1) Investment shares	1,656,327	477,662	3,661,566	31,081,413	17,397,521
(2) Investments, at cost	$26,334,860	$7,788,804	$31,544,610	$484,894,710	$202,906,941
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	23

Statement of Assets and Liabilities

December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$453,757,110	$309,416,320	$209,643,363	$338,221,212	$548,638,965
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,705	—	—	518	—
Receivable for share redemptions	421,298	327,329	196,358	313,352	647,463
Total assets	454,182,113	309,743,649	209,839,721	338,535,082	549,286,428

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	382,806	247,979	170,701	273,892	455,899
Contract terminations	38,492	79,350	25,657	39,460	191,564
Payable for investments purchased	3,705	—	—	518	—
Total liabilities	425,003	327,329	196,358	313,870	647,463
Net assets applicable to contracts in accumulation period	453,211,322	309,416,269	209,589,246	337,948,619	548,475,254
Net assets applicable to contracts in payment period	545,684	—	53,917	272,354	163,425
Net assets applicable to seed money	104	51	200	239	286
Total net assets	$453,757,110	$309,416,320	$209,643,363	$338,221,212	$548,638,965
(1) Investment shares	31,999,796	21,820,615	18,618,416	27,475,322	46,416,156
(2) Investments, at cost	$447,360,817	$274,344,633	$204,650,372	$327,623,839	$560,331,368

December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$1,094,440,598	$9,852,364,491	$11,208,243,941	$6,245,287,406	$4,942,959,274
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	91,659	76,081	551	10,028	1,563
Receivable for share redemptions	1,171,902	9,855,328	11,316,637	6,350,678	4,756,076
Total assets	1,095,704,159	9,862,295,900	11,219,561,129	6,251,648,112	4,947,716,913

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	917,516	8,022,357	9,297,248	5,128,566	3,850,321
Contract terminations	254,386	1,832,971	2,019,389	1,222,112	905,755
Payable for investments purchased	91,659	76,081	551	10,028	1,563
Total liabilities	1,263,561	9,931,409	11,317,188	6,360,706	4,757,639
Net assets applicable to contracts in accumulation period	1,094,047,821	9,851,311,175	11,207,604,433	6,241,070,557	4,942,959,274
Net assets applicable to contracts in payment period	392,663	1,053,199	639,368	4,216,753	—
Net assets applicable to seed money	114	117	140	96	—
Total net assets	$1,094,440,598	$9,852,364,491	$11,208,243,941	$6,245,287,406	$4,942,959,274
(1) Investment shares	85,303,242	656,386,708	735,449,077	329,045,701	260,018,899
(2) Investments, at cost	$986,906,793	$7,943,034,499	$8,664,330,381	$4,171,673,093	$2,651,539,930

See accompanying notes to financial statements.

24	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Assets and Liabilities

December 31, 2022 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$2,119,615,610	$1,312,157,046	$1,025,805,453	$843,639,695	$13,251,918
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	521,687	18,934	57,550	2,185	1,304
Receivable for share redemptions	2,582,192	1,040,704	946,233	734,269	19,161
Total assets	2,122,719,489	1,313,216,684	1,026,809,236	844,376,149	13,272,383

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,740,940	1,002,882	866,667	672,235	11,153
Contract terminations	841,252	37,822	79,566	62,034	8,008
Payable for investments purchased	521,687	18,934	57,550	2,185	1,304
Total liabilities	3,103,879	1,059,638	1,003,783	736,454	20,465
Net assets applicable to contracts in accumulation period	2,118,292,738	1,312,157,046	1,024,805,840	843,639,695	13,251,292
Net assets applicable to contracts in payment period	1,322,801	—	999,544	—	—
Net assets applicable to seed money	71	—	69	—	626
Total net assets	$2,119,615,610	$1,312,157,046	$1,025,805,453	$843,639,695	$13,251,918
(1) Investment shares	99,232,941	61,315,750	62,625,486	51,410,097	1,415,803
(2) Investments, at cost	$1,297,130,581	$644,164,404	$831,818,651	$564,996,248	$15,437,157

December 31, 2022 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$10,090,334	$17,356,032	$15,089,897	$31,851,194	$22,303,750
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	88	3,679	123	296	2,645
Receivable for share redemptions	9,352	13,124	16,294	33,419	63,669
Total assets	10,099,774	17,372,835	15,106,314	31,884,909	22,370,064

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,352	13,106	13,059	27,873	20,126
Contract terminations	—	18	3,235	5,546	43,543
Payable for investments purchased	88	3,679	123	296	2,645
Total liabilities	9,440	16,803	16,417	33,715	66,314
Net assets applicable to contracts in accumulation period	10,089,974	17,334,316	15,089,098	31,850,520	22,302,926
Net assets applicable to contracts in payment period	—	21,716	—	—	—
Net assets applicable to seed money	360	—	799	674	824
Total net assets	$10,090,334	$17,356,032	$15,089,897	$31,851,194	$22,303,750
(1) Investment shares	348,183	590,140	1,732,480	3,204,345	2,560,706
(2) Investments, at cost	$6,275,909	$6,944,545	$18,560,958	$38,011,782	$24,641,964

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	25

Statement of Assets and Liabilities

December 31, 2022 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$14,255,621	$10,580,861	$47,331,726	$282,912,330	$3,322,897,778
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,120	—	—	75	100
Receivable for share redemptions	13,088	13,083	50,901	275,977	3,193,086
Total assets	14,272,829	10,593,944	47,382,627	283,188,382	3,326,090,964

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,639	9,409	33,812	236,972	2,703,156
Contract terminations	449	3,674	17,089	39,005	489,930
Payable for investments purchased	4,120	—	—	75	100
Total liabilities	17,208	13,083	50,901	276,052	3,193,186
Net assets applicable to contracts in accumulation period	14,255,267	10,580,554	47,069,845	282,774,693	3,322,897,637
Net assets applicable to contracts in payment period	—	—	261,881	137,360	—
Net assets applicable to seed money	354	307	—	277	141
Total net assets	$14,255,621	$10,580,861	$47,331,726	$282,912,330	$3,322,897,778
(1) Investment shares	543,071	334,097	1,472,215	23,694,500	238,542,554
(2) Investments, at cost	$14,601,183	$9,867,433	$22,406,572	$284,720,314	$3,036,463,631

December 31, 2022 (continued)		VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)		$1,742,584,184	$147,223,126	$100,085,453	$10,760,413
Dividends receivable		—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments		—	57,369	6,509	78
Receivable for share redemptions		1,615,944	116,539	128,049	13,351
Total assets		1,744,200,128	147,397,034	100,220,011	10,773,842

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee		1,430,109	107,299	73,706	9,503
Contract terminations		185,835	9,240	54,343	3,848
Payable for investments purchased		—	57,369	6,509	78
Total liabilities		1,615,944	173,908	134,558	13,429
Net assets applicable to contracts in accumulation period		1,742,315,708	146,664,557	99,775,898	10,759,648
Net assets applicable to contracts in payment period		268,363	558,107	308,925	—
Net assets applicable to seed money		113	462	630	765
Total net assets		$1,742,584,184	$147,223,126	$100,085,453	$10,760,413
(1) Investment shares		134,251,478	13,445,034	5,725,712	1,793,402
(2) Investments, at cost		$1,611,619,273	$271,323,234	$143,302,226	$13,240,857

See accompanying notes to financial statements.

26	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Sus Gbl Thematic, Cl B
Investment income
Dividend income	$247,321	$819,713	$2,781,396	$—	$—
Variable account expenses	105,113	653,167	592,675	1,303,215	79,939
Investment income (loss) — net	142,208	166,546	2,188,721	(1,303,215)	(79,939)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,339,915	9,295,905	7,564,627	13,833,261	1,928,881
Cost of investments sold	1,368,533	7,527,034	8,574,692	13,056,802	1,831,086
Net realized gain (loss) on sales of investments	(28,618)	1,768,871	(1,010,065)	776,459	97,795
Distributions from capital gains	3,139,433	12,145,689	—	15,968,884	909,965
Net change in unrealized appreciation or depreciation of investments	(5,489,637)	(18,467,069)	(12,857,394)	(61,013,424)	(4,060,706)
Net gain (loss) on investments	(2,378,822)	(4,552,509)	(13,867,459)	(44,268,081)	(3,052,946)
Net increase (decrease) in net assets resulting from operations	$(2,236,614)	$(4,385,963)	$(11,678,738)	$(45,571,296)	$(3,132,885)

Year ended December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$130,296	$819,736	$—	$—	$1,846,741
Variable account expenses	175,250	203,933	407,766	832,274	404,237
Investment income (loss) — net	(44,954)	615,803	(407,766)	(832,274)	1,442,504

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,261,655	3,380,826	6,514,479	15,806,345	5,463,549
Cost of investments sold	2,002,265	5,341,053	5,463,035	17,117,924	4,887,706
Net realized gain (loss) on sales of investments	259,390	(1,960,227)	1,051,444	(1,311,579)	575,843
Distributions from capital gains	2,388,319	—	8,285,164	14,078,742	—
Net change in unrealized appreciation or depreciation of investments	(6,902,765)	(1,966,346)	(20,592,127)	(53,586,450)	2,724,142
Net gain (loss) on investments	(4,255,056)	(3,926,573)	(11,255,519)	(40,819,287)	3,299,985
Net increase (decrease) in net assets resulting from operations	$(4,300,010)	$(3,310,770)	$(11,663,285)	$(41,651,561)	$4,742,489

Year ended December 31, 2022 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Investment income
Dividend income	$103,552	$239,035	$856,595	$—	$612,560
Variable account expenses	57,639	154,776	380,596	401,601	242,553
Investment income (loss) — net	45,913	84,259	475,999	(401,601)	370,007

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	954,095	3,292,494	5,943,436	7,848,243	3,707,365
Cost of investments sold	940,698	3,097,917	5,142,727	6,359,100	2,432,529
Net realized gain (loss) on sales of investments	13,397	194,577	800,709	1,489,143	1,274,836
Distributions from capital gains	1,089,967	2,839,164	5,462,523	4,903,698	2,350,156
Net change in unrealized appreciation or depreciation of investments	(3,504,847)	(9,223,938)	(7,748,949)	(25,033,247)	(4,107,048)
Net gain (loss) on investments	(2,401,483)	(6,190,197)	(1,485,717)	(18,640,406)	(482,056)
Net increase (decrease) in net assets resulting from operations	$(2,355,570)	$(6,105,938)	$(1,009,718)	$(19,042,007)	$(112,049)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	27

Statement of Operations

Year ended December 31, 2022 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III(1)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv(1)	Calvert VP EAFE Intl Index, Cl F(1)
Investment income
Dividend income	$3,440,717	$5,872	$—	$—	$37,240
Variable account expenses	1,705,513	1,208	819,874	787	3,627
Investment income (loss) — net	1,735,204	4,664	(819,874)	(787)	33,613

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,566,543	63,354	11,601,183	1,989	221,591
Cost of investments sold	14,009,280	62,101	13,696,353	1,945	225,227
Net realized gain (loss) on sales of investments	5,557,263	1,253	(2,095,170)	44	(3,636)
Distributions from capital gains	13,909,387	949	1,214,202	—	—
Net change in unrealized appreciation or depreciation of investments	(22,297,262)	(6,063)	(13,871,502)	(11,064)	42,862
Net gain (loss) on investments	(2,830,612)	(3,861)	(14,752,470)	(11,020)	39,226
Net increase (decrease) in net assets resulting from operations	$(1,095,408)	$803	$(15,572,344)	$(11,807)	$72,839

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	Calvert VP Nasdaq 100 Index, Cl F(1)	Calv VP Russ 2000 Sm Cap Ind, Cl F(1)	Calvert VP SRI Bal, Cl F(1)	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$2,723	$9,152	$2,542	$249,786	$—
Variable account expenses	5,830	4,384	729	180,311	155,813
Investment income (loss) — net	(3,107)	4,768	1,813	69,475	(155,813)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	112,519	156,626	3,183	3,320,517	2,505,007
Cost of investments sold	117,215	153,297	3,538	2,828,951	2,464,040
Net realized gain (loss) on sales of investments	(4,696)	3,329	(355)	491,566	40,967
Distributions from capital gains	70,382	114,902	20,156	1,980,801	329,186
Net change in unrealized appreciation or depreciation of investments	(220,325)	(120,591)	(22,071)	(6,571,833)	(6,760,632)
Net gain (loss) on investments	(154,639)	(2,360)	(2,270)	(4,099,466)	(6,390,479)
Net increase (decrease) in net assets resulting from operations	$(157,746)	$2,408	$(457)	$(4,029,991)	$(6,546,292)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Investment income
Dividend income	$—	$—	$6,050,576	$—	$—
Variable account expenses	472,632	5,667,745	217,242	1,273,410	470,093
Investment income (loss) — net	(472,632)	(5,667,745)	5,833,334	(1,273,410)	(470,093)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,222,207	66,497,787	3,230,030	15,480,050	5,735,870
Cost of investments sold	2,449,456	41,998,793	3,285,772	9,298,902	3,941,278
Net realized gain (loss) on sales of investments	(227,249)	24,498,994	(55,742)	6,181,148	1,794,592
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,170,091)	(129,741,871)	(4,757,238)	(32,995,668)	(11,093,525)
Net gain (loss) on investments	(7,397,340)	(105,242,877)	(4,812,980)	(26,814,520)	(9,298,933)
Net increase (decrease) in net assets resulting from operations	$(7,869,972)	$(110,910,622)	$1,020,354	$(28,087,930)	$(9,769,026)

See accompanying notes to financial statements.

28	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2022 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Investment income
Dividend income	$—	$—	$—	$416,164	$—
Variable account expenses	3,375,895	977,074	3,765,145	103,978	552,174
Investment income (loss) — net	(3,375,895)	(977,074)	(3,765,145)	312,186	(552,174)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	35,931,279	8,967,542	38,935,984	3,232,620	5,950,841
Cost of investments sold	11,725,794	6,365,131	13,937,084	3,833,699	8,622,684
Net realized gain (loss) on sales of investments	24,205,485	2,602,411	24,998,900	(601,079)	(2,671,843)
Distributions from capital gains	—	—	—	—	15,667,877
Net change in unrealized appreciation or depreciation of investments	(99,350,460)	(3,445,190)	(30,525,369)	(1,910,395)	(35,663,985)
Net gain (loss) on investments	(75,144,975)	(842,779)	(5,526,469)	(2,511,474)	(22,667,951)
Net increase (decrease) in net assets resulting from operations	$(78,520,870)	$(1,819,853)	$(9,291,614)	$(2,199,288)	$(23,220,125)

Year ended December 31, 2022 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$287,507	$1,725,745	$1,571,797	$1,565,087
Variable account expenses	806,813	98,765	468,072	1,387,078	1,210,799
Investment income (loss) — net	(806,813)	188,742	1,257,673	184,719	354,288

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,901,881	1,255,706	7,970,366	44,895,262	39,607,893
Cost of investments sold	14,218,467	1,506,251	10,483,949	44,895,262	39,607,371
Net realized gain (loss) on sales of investments	(2,316,586)	(250,545)	(2,513,583)	—	522
Distributions from capital gains	24,565,511	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(60,150,237)	(1,404,133)	(7,067,054)	1	(521)
Net gain (loss) on investments	(37,901,312)	(1,654,678)	(9,580,637)	1	1
Net increase (decrease) in net assets resulting from operations	$(38,708,125)	$(1,465,936)	$(8,322,964)	$184,720	$354,289

Year ended December 31, 2022 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$2,397,239	$6,635,918	$1,308,004	$4,151,478	$1,733,096
Variable account expenses	507,791	1,222,788	276,252	736,660	634,685
Investment income (loss) — net	1,889,448	5,413,130	1,031,752	3,414,818	1,098,411

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,067,062	20,275,299	3,977,302	13,231,348	12,663,045
Cost of investments sold	8,936,160	22,092,789	4,698,250	16,672,266	14,681,079
Net realized gain (loss) on sales of investments	(869,098)	(1,817,490)	(720,948)	(3,440,918)	(2,018,034)
Distributions from capital gains	339,391	915,434	920,474	2,846,426	39,458
Net change in unrealized appreciation or depreciation of investments	(7,669,178)	(21,720,233)	(4,372,608)	(12,976,127)	(11,521,960)
Net gain (loss) on investments	(8,198,885)	(22,622,289)	(4,173,082)	(13,570,619)	(13,500,536)
Net increase (decrease) in net assets resulting from operations	$(6,309,437)	$(17,209,159)	$(3,141,330)	$(10,155,801)	$(12,402,125)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	29

Statement of Operations

Year ended December 31, 2022 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$7,501,910	$—	$—	$—	$—
Variable account expenses	2,300,101	938,991	1,044,931	420,578	5,000,673
Investment income (loss) — net	5,201,809	(938,991)	(1,044,931)	(420,578)	(5,000,673)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	43,652,302	13,489,200	17,924,652	3,021,965	57,851,322
Cost of investments sold	50,345,637	9,335,493	6,502,722	3,201,941	30,794,047
Net realized gain (loss) on sales of investments	(6,693,335)	4,153,707	11,421,930	(179,976)	27,057,275
Distributions from capital gains	162,126	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(50,380,220)	(39,339,907)	(62,192,739)	(6,797,145)	(134,908,925)
Net gain (loss) on investments	(56,911,429)	(35,186,200)	(50,770,809)	(6,977,121)	(107,851,650)
Net increase (decrease) in net assets resulting from operations	$(51,709,620)	$(36,125,191)	$(51,815,740)	$(7,397,699)	$(112,852,323)

Year ended December 31, 2022 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2(1)
Investment income
Dividend income	$352,791	$291,318	$240,454	$417,101	$—
Variable account expenses	693,740	124,448	338,312	531,046	988
Investment income (loss) — net	(340,949)	166,870	(97,858)	(113,945)	(988)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,605,972	4,421,779	4,863,582	5,717,888	2,938
Cost of investments sold	15,220,290	5,347,632	5,492,875	5,695,065	2,939
Net realized gain (loss) on sales of investments	(614,318)	(925,853)	(629,293)	22,823	(1)
Distributions from capital gains	—	360,214	2,359,032	3,886,452	—
Net change in unrealized appreciation or depreciation of investments	(4,022,767)	(4,164,409)	(7,532,070)	(13,610,610)	(605)
Net gain (loss) on investments	(4,637,085)	(4,730,048)	(5,802,331)	(9,701,335)	(606)
Net increase (decrease) in net assets resulting from operations	$(4,978,034)	$(4,563,178)	$(5,900,189)	$(9,815,280)	$(1,594)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	624,396	433,602	319,817	671,354	440,605
Investment income (loss) — net	(624,396)	(433,602)	(319,817)	(671,354)	(440,605)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,181,530	6,374,042	5,750,059	9,457,529	5,990,872
Cost of investments sold	4,824,294	4,207,387	4,940,977	3,908,558	4,217,080
Net realized gain (loss) on sales of investments	1,357,236	2,166,655	809,082	5,548,971	1,773,792
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,286,835)	(2,971,233)	(13,093,566)	(34,474,655)	(6,048,888)
Net gain (loss) on investments	(929,599)	(804,578)	(12,284,484)	(28,925,684)	(4,275,096)
Net increase (decrease) in net assets resulting from operations	$(1,553,995)	$(1,238,180)	$(12,604,301)	$(29,597,038)	$(4,715,701)

See accompanying notes to financial statements.

30	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2022 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2(1)	Col VP Sm Cap Val, Cl 2(1)
Investment income
Dividend income	$—	$—	$—	$—	$166
Variable account expenses	408,017	257,276	273,218	3,560	963
Investment income (loss) — net	(408,017)	(257,276)	(273,218)	(3,560)	(797)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,335,070	2,872,414	3,754,088	43,190	1,481
Cost of investments sold	2,351,184	2,299,989	1,885,911	45,131	1,598
Net realized gain (loss) on sales of investments	2,983,886	572,425	1,868,177	(1,941)	(117)
Distributions from capital gains	—	—	—	78,475	13,005
Net change in unrealized appreciation or depreciation of investments	(7,757,129)	(4,305,135)	(7,188,560)	(148,640)	(14,221)
Net gain (loss) on investments	(4,773,243)	(3,732,710)	(5,320,383)	(72,106)	(1,333)
Net increase (decrease) in net assets resulting from operations	$(5,181,260)	$(3,989,986)	$(5,593,601)	$(75,666)	$(2,130)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Investment income
Dividend income	$1,965,587	$268,337	$911,799	$2,433,880	$508,291
Variable account expenses	793,289	162,726	415,642	146,455	183,181
Investment income (loss) — net	1,172,298	105,611	496,157	2,287,425	325,110

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,834,416	4,790,840	9,532,654	3,009,136	2,450,470
Cost of investments sold	11,555,856	5,341,679	10,560,531	3,855,071	2,783,740
Net realized gain (loss) on sales of investments	(1,721,440)	(550,839)	(1,027,877)	(845,935)	(333,270)
Distributions from capital gains	3,020,369	—	—	—	468,460
Net change in unrealized appreciation or depreciation of investments	(12,414,191)	(2,024,095)	(7,308,581)	309,591	(3,640,655)
Net gain (loss) on investments	(11,115,262)	(2,574,934)	(8,336,458)	(536,344)	(3,505,465)
Net increase (decrease) in net assets resulting from operations	$(9,942,964)	$(2,469,323)	$(7,840,301)	$1,751,081	$(3,180,355)

Year ended December 31, 2022 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Investment income
Dividend income	$1,249,317	$2,655,756	$342,403	$—	$—
Variable account expenses	294,948	540,054	274,384	768,209	271,439
Investment income (loss) — net	954,369	2,115,702	68,019	(768,209)	(271,439)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,592,488	10,119,351	3,266,724	6,710,900	6,449,947
Cost of investments sold	6,223,647	12,442,858	3,843,134	4,787,860	6,706,146
Net realized gain (loss) on sales of investments	(631,159)	(2,323,507)	(576,410)	1,923,040	(256,199)
Distributions from capital gains	530,824	1,093,085	5,062,963	—	—
Net change in unrealized appreciation or depreciation of investments	(6,538,002)	(13,171,199)	(12,201,392)	(6,743,666)	(15,236,331)
Net gain (loss) on investments	(6,638,337)	(14,401,621)	(7,714,839)	(4,820,626)	(15,492,530)
Net increase (decrease) in net assets resulting from operations	$(5,683,968)	$(12,285,919)	$(7,646,820)	$(5,588,835)	$(15,763,969)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	31

Statement of Operations

Year ended December 31, 2022 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$139,230	$—
Variable account expenses	980,443	456,897	428,849	170,400	645,997
Investment income (loss) — net	(980,443)	(456,897)	(428,849)	(31,170)	(645,997)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,838,785	4,674,595	3,759,331	3,789,529	7,422,236
Cost of investments sold	6,988,089	3,291,842	2,852,662	4,196,309	5,041,304
Net realized gain (loss) on sales of investments	7,850,696	1,382,753	906,669	(406,780)	2,380,932
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(46,637,263)	(16,183,427)	(3,048,274)	(2,195,831)	(4,142,747)
Net gain (loss) on investments	(38,786,567)	(14,800,674)	(2,141,605)	(2,602,611)	(1,761,815)
Net increase (decrease) in net assets resulting from operations	$(39,767,010)	$(15,257,571)	$(2,570,454)	$(2,633,781)	$(2,407,812)

Year ended December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl(1)	Del VIP Intl, Serv Cl(1)
Investment income
Dividend income	$—	$—	$207,301	$—	$—
Variable account expenses	395,757	272,056	142,612	907	1,244
Investment income (loss) — net	(395,757)	(272,056)	64,689	(907)	(1,244)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,582,013	3,431,806	2,341,676	3,561	117,072
Cost of investments sold	3,224,253	2,222,271	2,801,542	3,642	119,914
Net realized gain (loss) on sales of investments	2,357,760	1,209,535	(459,866)	(81)	(2,842)
Distributions from capital gains	—	—	1,068,972	—	—
Net change in unrealized appreciation or depreciation of investments	(3,644,519)	(9,170,157)	(3,197,647)	2,097	(3,979)
Net gain (loss) on investments	(1,286,759)	(7,960,622)	(2,588,541)	2,016	(6,821)
Net increase (decrease) in net assets resulting from operations	$(1,682,516)	$(8,232,678)	$(2,523,852)	$1,109	$(8,065)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2(1)	Fid VIP Energy, Serv Cl 2(1)
Investment income
Dividend income	$1,095,538	$3,872,499	$1,226,882	$8,304	$10,804
Variable account expenses	166,043	773,334	4,678,243	1,552	2,208
Investment income (loss) — net	929,495	3,099,165	(3,451,361)	6,752	8,596

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,964,277	9,845,082	56,644,794	1,652	7,928
Cost of investments sold	1,975,431	10,487,880	45,108,598	1,682	7,885
Net realized gain (loss) on sales of investments	(11,154)	(642,798)	11,536,196	(30)	43
Distributions from capital gains	15,948	—	23,241,274	—	—
Net change in unrealized appreciation or depreciation of investments	(2,418,917)	(5,565,569)	(196,028,409)	8,550	17,812
Net gain (loss) on investments	(2,414,123)	(6,208,367)	(161,250,939)	8,520	17,855
Net increase (decrease) in net assets resulting from operations	$(1,484,628)	$(3,109,202)	$(164,702,300)	$15,272	$26,451

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

32	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2022 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2(1)	Fid VIP Intl Cap Appr, Serv Cl 2(1)	Fid VIP Invest Gr, Serv Cl 2(1)
Investment income
Dividend income	$606,127	$1,275,726	$—	$444	$17,870
Variable account expenses	323,482	745,058	4,729	2,066	2,395
Investment income (loss) — net	282,645	530,668	(4,729)	(1,622)	15,475

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,795,566	9,342,339	92,739	44,501	6,187
Cost of investments sold	2,628,810	6,298,448	100,585	46,079	6,459
Net realized gain (loss) on sales of investments	1,166,756	3,043,891	(7,846)	(1,578)	(272)
Distributions from capital gains	773,681	1,780,139	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,676,180)	(11,014,936)	(111,443)	9,180	(21,269)
Net gain (loss) on investments	(2,735,743)	(6,190,906)	(119,289)	7,602	(21,541)
Net increase (decrease) in net assets resulting from operations	$(2,453,098)	$(5,660,238)	$(124,018)	$5,980	$(6,066)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$258,536	$908,034	$86,077	$316,045	$5,334,152
Variable account expenses	541,640	3,201,636	74,202	355,311	1,587,438
Investment income (loss) — net	(283,104)	(2,293,602)	11,875	(39,266)	3,746,714

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,674,724	37,546,552	887,818	7,205,586	24,837,686
Cost of investments sold	5,757,365	35,603,402	781,659	6,305,579	26,939,552
Net realized gain (loss) on sales of investments	917,359	1,943,150	106,159	900,007	(2,101,866)
Distributions from capital gains	4,293,440	23,364,753	85,742	387,242	168,709
Net change in unrealized appreciation or depreciation of investments	(16,997,512)	(87,213,810)	(3,199,783)	(14,768,189)	(23,680,415)
Net gain (loss) on investments	(11,786,713)	(61,905,907)	(3,007,882)	(13,480,940)	(25,613,572)
Net increase (decrease) in net assets resulting from operations	$(12,069,817)	$(64,199,509)	$(2,996,007)	$(13,520,206)	$(21,866,858)

Year ended December 31, 2022 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4(1)	Frank Mutual Gbl Dis, Cl 4(1)	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$1,361,061	$2,887,106	$99,706	$559	$1,182,460
Variable account expenses	494,323	631,560	10,595	374	615,092
Investment income (loss) — net	866,738	2,255,546	89,111	185	567,368

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,298,449	9,380,764	1,970,143	506	7,779,354
Cost of investments sold	7,709,165	9,392,389	2,124,603	520	8,009,678
Net realized gain (loss) on sales of investments	(1,410,716)	(11,625)	(154,460)	(14)	(230,324)
Distributions from capital gains	4,068,379	1,171,891	40,770	3,783	7,140,998
Net change in unrealized appreciation or depreciation of investments	(21,902,271)	(7,454,821)	(13,166)	(467)	(13,438,250)
Net gain (loss) on investments	(19,244,608)	(6,294,555)	(126,856)	3,302	(6,527,576)
Net increase (decrease) in net assets resulting from operations	$(18,377,870)	$(4,039,009)	$(37,745)	$3,487	$(5,960,208)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	33

Statement of Operations

Year ended December 31, 2022 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4(1)	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv(1)
Investment income
Dividend income	$1,180,976	$4,168	$766,650	$298,768	$12,354
Variable account expenses	1,136,794	5,062	963,539	90,421	906
Investment income (loss) — net	44,182	(894)	(196,889)	208,347	11,448

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,262,286	156,963	13,108,794	1,399,048	19,717
Cost of investments sold	15,446,825	163,913	11,583,153	1,424,990	20,322
Net realized gain (loss) on sales of investments	(1,184,539)	(6,950)	1,525,641	(25,942)	(605)
Distributions from capital gains	22,286,507	82,818	16,486,966	—	—
Net change in unrealized appreciation or depreciation of investments	(35,864,250)	(70,397)	(31,833,295)	(843,280)	(14,082)
Net gain (loss) on investments	(14,762,282)	5,471	(13,820,688)	(869,222)	(14,687)
Net increase (decrease) in net assets resulting from operations	$(14,718,100)	$4,577	$(14,017,577)	$(660,875)	$(3,239)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv(1)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$14,403	$302	$770,402	$—	$—
Variable account expenses	38,925	1,242	840,230	100,285	349,731
Investment income (loss) — net	(24,522)	(940)	(69,828)	(100,285)	(349,731)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	638,726	35,611	12,397,820	1,031,114	5,775,059
Cost of investments sold	707,277	38,126	11,623,318	843,487	5,179,154
Net realized gain (loss) on sales of investments	(68,551)	(2,515)	774,502	187,627	595,905
Distributions from capital gains	48,295	3,552	490,403	3,191,572	11,286,149
Net change in unrealized appreciation or depreciation of investments	(1,101,852)	(18,457)	(25,034,190)	(8,314,427)	(28,337,334)
Net gain (loss) on investments	(1,122,108)	(17,420)	(23,769,285)	(4,935,228)	(16,455,280)
Net increase (decrease) in net assets resulting from operations	$(1,146,630)	$(18,360)	$(23,839,113)	$(5,035,513)	$(16,805,011)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II(1)	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$2,541,192	$1,309,341	$618,315	$1,287	$—
Variable account expenses	362,421	865,569	844,882	972	148,261
Investment income (loss) — net	2,178,771	443,772	(226,567)	315	(148,261)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,890,316	14,626,892	7,028,238	4,246	2,619,776
Cost of investments sold	5,449,478	10,559,228	6,160,401	4,318	2,560,009
Net realized gain (loss) on sales of investments	(559,162)	4,067,664	867,837	(72)	59,767
Distributions from capital gains	1,229,448	2,985,642	10,508,035	142	4,738,747
Net change in unrealized appreciation or depreciation of investments	(8,638,965)	(7,761,378)	(28,897,428)	(6,813)	(12,446,557)
Net gain (loss) on investments	(7,968,679)	(708,072)	(17,521,556)	(6,743)	(7,648,043)
Net increase (decrease) in net assets resulting from operations	$(5,789,908)	$(264,300)	$(17,748,123)	$(6,428)	$(7,796,304)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

34	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2022 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Investment income
Dividend income	$—	$362,966	$178,254	$554,551	$—
Variable account expenses	105,203	166,953	107,132	352,837	1,173,354
Investment income (loss) — net	(105,203)	196,013	71,122	201,714	(1,173,354)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,201,101	2,303,189	1,398,559	4,936,790	18,558,625
Cost of investments sold	2,299,424	1,863,181	1,173,734	4,707,674	18,172,419
Net realized gain (loss) on sales of investments	(98,323)	440,008	224,825	229,116	386,206
Distributions from capital gains	3,407,768	2,381,243	1,348,101	4,337,898	20,604,273
Net change in unrealized appreciation or depreciation of investments	(8,278,084)	(3,520,625)	(1,956,651)	(14,184,549)	(73,989,728)
Net gain (loss) on investments	(4,968,639)	(699,374)	(383,725)	(9,617,535)	(52,999,249)
Net increase (decrease) in net assets resulting from operations	$(5,073,842)	$(503,361)	$(312,603)	$(9,415,821)	$(54,172,603)

Year ended December 31, 2022 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$—	$—	$28,992	$231,993	$—
Variable account expenses	1,272,127	341,519	26,247	925,357	198,960
Investment income (loss) — net	(1,272,127)	(341,519)	2,745	(693,364)	(198,960)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	22,068,324	5,847,126	776,543	14,804,183	3,753,687
Cost of investments sold	27,475,706	5,872,522	808,023	13,142,963	3,259,523
Net realized gain (loss) on sales of investments	(5,407,382)	(25,396)	(31,480)	1,661,220	494,164
Distributions from capital gains	—	5,485,983	1,007,575	10,870,048	8,692,974
Net change in unrealized appreciation or depreciation of investments	(13,494,406)	(11,780,913)	(1,664,363)	(30,484,081)	(22,208,351)
Net gain (loss) on investments	(18,901,788)	(6,320,326)	(688,268)	(17,952,813)	(13,021,213)
Net increase (decrease) in net assets resulting from operations	$(20,173,915)	$(6,661,845)	$(685,523)	$(18,646,177)	$(13,220,173)

Year ended December 31, 2022 (continued)	Invesco VI Tech, Ser II(1)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv(1)
Investment income
Dividend income	$—	$1,182,599	$12,111	$1,069,219	$261
Variable account expenses	1,838	1,270,033	122,301	545,169	1,460
Investment income (loss) — net	(1,838)	(87,434)	(110,190)	524,050	(1,199)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,706	16,202,938	1,917,458	11,019,978	1,934
Cost of investments sold	3,281	15,236,159	1,469,224	12,131,699	2,004
Net realized gain (loss) on sales of investments	(575)	966,779	448,234	(1,111,721)	(70)
Distributions from capital gains	175,542	3,608,990	2,652,366	916,457	11,369
Net change in unrealized appreciation or depreciation of investments	(235,866)	(28,983,212)	(6,022,365)	(9,466,231)	(14,023)
Net gain (loss) on investments	(60,899)	(24,407,443)	(2,921,765)	(9,661,495)	(2,724)
Net increase (decrease) in net assets resulting from operations	$(62,737)	$(24,494,877)	$(3,031,955)	$(9,137,445)	$(3,923)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	35

Statement of Operations

Year ended December 31, 2022 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust US Eq, Cl 2(1)	Lazard Ret Emer Mkts Eq, Serv(1)
Investment income
Dividend income	$—	$323,086	$—	$765	$570
Variable account expenses	225,093	159,099	498,493	6,683	159
Investment income (loss) — net	(225,093)	163,987	(498,493)	(5,918)	411

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,336,070	2,335,893	7,049,148	11,166	254
Cost of investments sold	4,143,493	2,187,779	6,430,160	11,611	268
Net realized gain (loss) on sales of investments	1,192,577	148,114	618,988	(445)	(14)
Distributions from capital gains	4,994,140	—	9,389,258	51,262	—
Net change in unrealized appreciation or depreciation of investments	(20,786,413)	(2,367,995)	(29,823,009)	(82,942)	(613)
Net gain (loss) on investments	(14,599,696)	(2,219,881)	(19,814,763)	(32,125)	(627)
Net increase (decrease) in net assets resulting from operations	$(14,824,789)	$(2,055,894)	$(20,313,256)	$(38,043)	$(216)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC(1)	Lord Abt Short Dur Inc, Cl VC(1)	MFS Gbl Real Est, Serv Cl(1)	MFS Intl Gro, Serv Cl(1)
Investment income
Dividend income	$11,175	$40,777	$65,543	$2,670	$656
Variable account expenses	145,269	2,114	5,920	1,534	1,734
Investment income (loss) — net	(134,094)	38,663	59,623	1,136	(1,078)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,544,160	3,364	283,396	52,422	2,312
Cost of investments sold	3,760,480	3,421	284,678	53,910	2,276
Net realized gain (loss) on sales of investments	(216,320)	(57)	(1,282)	(1,488)	36
Distributions from capital gains	755,885	458	—	14,345	9,810
Net change in unrealized appreciation or depreciation of investments	(3,543,174)	(47,587)	(61,173)	(40,586)	25,927
Net gain (loss) on investments	(3,003,609)	(47,186)	(62,455)	(27,729)	35,773
Net increase (decrease) in net assets resulting from operations	$(3,137,703)	$(8,523)	$(2,832)	$(26,593)	$34,695

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl(1)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Investment income
Dividend income	$—	$—	$3,168	$3,369,644	$—
Variable account expenses	612,966	272,760	1,323	1,456,071	699,554
Investment income (loss) — net	(612,966)	(272,760)	1,845	1,913,573	(699,554)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,027,595	3,810,188	3,743	15,087,850	13,425,704
Cost of investments sold	7,271,021	4,804,150	3,708	12,087,514	26,205,297
Net realized gain (loss) on sales of investments	756,574	(993,962)	35	3,000,336	(12,779,593)
Distributions from capital gains	9,506,603	11,467,750	4,435	5,924,621	32,662,701
Net change in unrealized appreciation or depreciation of investments	(26,496,366)	(23,718,192)	(2,878)	(11,715,812)	(100,731,236)
Net gain (loss) on investments	(16,233,189)	(13,244,404)	1,592	(2,790,855)	(80,848,128)
Net increase (decrease) in net assets resulting from operations	$(16,846,155)	$(13,517,164)	$3,437	$(877,282)	$(81,547,682)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

36	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2022 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$668,657	$129,957	$17,772	$—	$4,185,544
Variable account expenses	139,798	77,413	147,450	73,593	538,376
Investment income (loss) — net	528,859	52,544	(129,678)	(73,593)	3,647,168

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,486,642	1,170,343	1,824,129	822,994	6,837,654
Cost of investments sold	2,678,039	1,149,623	1,484,687	854,841	7,614,796
Net realized gain (loss) on sales of investments	(191,397)	20,720	339,442	(31,847)	(777,142)
Distributions from capital gains	591,577	3,282,684	1,357,209	1,349,030	4,500,582
Net change in unrealized appreciation or depreciation of investments	(5,877,371)	(5,876,053)	(4,850,159)	(2,154,459)	(15,202,572)
Net gain (loss) on investments	(5,477,191)	(2,572,649)	(3,153,508)	(837,276)	(11,479,132)
Net increase (decrease) in net assets resulting from operations	$(4,948,332)	$(2,520,105)	$(3,283,186)	$(910,869)	$(7,831,964)

Year ended December 31, 2022 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB(1)
Investment income
Dividend income	$115,730	$1,348,408	$94,062	$153,746	$—
Variable account expenses	65,381	551,877	196,269	83,180	1,140
Investment income (loss) — net	50,349	796,531	(102,207)	70,566	(1,140)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	693,447	11,723,100	3,380,838	1,266,427	7,133
Cost of investments sold	813,829	13,246,280	3,184,540	1,344,590	6,942
Net realized gain (loss) on sales of investments	(120,382)	(1,523,180)	196,298	(78,163)	191
Distributions from capital gains	1,077,979	—	2,134,789	1,100,571	—
Net change in unrealized appreciation or depreciation of investments	(2,403,669)	(8,506,581)	(3,680,608)	(2,949,905)	19,960
Net gain (loss) on investments	(1,446,072)	(10,029,761)	(1,349,521)	(1,927,497)	20,151
Net increase (decrease) in net assets resulting from operations	$(1,395,723)	$(9,233,230)	$(1,451,728)	$(1,856,931)	$19,011

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

Year ended December 31, 2022 (continued)	Put VT Lg Cap Val, Cl IB(1)	Put VT Sus Fut, Cl IB(1)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$—	$—	$642,091	$176,656	$—
Variable account expenses	6,769	57	954,537	269,218	90,528
Investment income (loss) — net	(6,769)	(57)	(312,446)	(92,562)	(90,528)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,335	120	8,613,987	5,640,877	1,356,826
Cost of investments sold	17,976	121	7,064,481	4,732,365	1,121,745
Net realized gain (loss) on sales of investments	359	(1)	1,549,506	908,512	235,081
Distributions from capital gains	—	—	11,422,063	4,915,568	3,267,391
Net change in unrealized appreciation or depreciation of investments	47,938	(173)	(35,424,222)	(15,213,008)	(6,692,815)
Net gain (loss) on investments	48,297	(174)	(22,452,653)	(9,388,928)	(3,190,343)
Net increase (decrease) in net assets resulting from operations	$41,528	$(231)	$(22,765,099)	$(9,481,490)	$(3,280,871)

(1) For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	37

Statement of Operations

Year ended December 31, 2022 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$144,518	$—	$—	$—
Variable account expenses	224,881	81,148	288,689	8,037,126	4,208,036
Investment income (loss) — net	(224,881)	63,370	(288,689)	(8,037,126)	(4,208,036)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,350,211	1,165,623	5,327,004	136,100,815	50,228,073
Cost of investments sold	5,540,156	959,390	5,756,696	78,548,321	22,877,663
Net realized gain (loss) on sales of investments	(1,189,945)	206,233	(429,692)	57,552,494	27,350,410
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(18,145)	1,120,659	(3,918,963)	(233,845,523)	(127,037,561)
Net gain (loss) on investments	(1,208,090)	1,326,892	(4,348,655)	(176,293,029)	(99,687,151)
Net increase (decrease) in net assets resulting from operations	$(1,432,971)	$1,390,262	$(4,637,344)	$(184,330,155)	$(103,895,187)

Year ended December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	5,003,306	3,357,770	2,249,770	3,249,101	5,914,400
Investment income (loss) — net	(5,003,306)	(3,357,770)	(2,249,770)	(3,249,101)	(5,914,400)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	93,532,784	66,534,523	20,970,437	18,614,013	110,448,067
Cost of investments sold	86,439,829	55,672,238	19,692,531	17,134,882	106,038,583
Net realized gain (loss) on sales of investments	7,092,955	10,862,285	1,277,906	1,479,131	4,409,484
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(94,183,209)	(73,130,353)	(47,682,193)	(63,757,481)	(110,908,401)
Net gain (loss) on investments	(87,090,254)	(62,268,068)	(46,404,287)	(62,278,350)	(106,498,917)
Net increase (decrease) in net assets resulting from operations	$(92,093,560)	$(65,625,838)	$(48,654,057)	$(65,527,451)	$(112,413,317)

Year ended December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	12,343,695	106,289,118	124,361,538	66,871,661	51,545,684
Investment income (loss) — net	(12,343,695)	(106,289,118)	(124,361,538)	(66,871,661)	(51,545,684)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	166,631,940	775,032,016	1,134,214,512	505,896,225	642,594,180
Cost of investments sold	142,252,631	588,991,623	834,471,725	324,300,614	328,146,290
Net realized gain (loss) on sales of investments	24,379,309	186,040,393	299,742,787	181,595,611	314,447,890
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(268,324,706)	(2,699,396,473)	(2,968,538,341)	(1,482,814,832)	(1,387,251,880)
Net gain (loss) on investments	(243,945,397)	(2,513,356,080)	(2,668,795,554)	(1,301,219,221)	(1,072,803,990)
Net increase (decrease) in net assets resulting from operations	$(256,289,092)	$(2,619,645,198)	$(2,793,157,092)	$(1,368,090,882)	$(1,124,349,674)

See accompanying notes to financial statements.

38	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Operations

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$193,765
Variable account expenses	23,622,703	13,566,570	11,609,979	9,139,565	141,505
Investment income (loss) — net	(23,622,703)	(13,566,570)	(11,609,979)	(9,139,565)	52,260

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	443,170,520	209,690,079	165,244,889	149,764,040	2,390,803
Cost of investments sold	245,504,501	96,971,527	126,721,551	94,837,986	2,644,212
Net realized gain (loss) on sales of investments	197,666,019	112,718,552	38,523,338	54,926,054	(253,409)
Distributions from capital gains	—	—	—	—	101,705
Net change in unrealized appreciation or depreciation of investments	(702,476,866)	(422,560,131)	(251,565,641)	(234,885,744)	(2,057,602)
Net gain (loss) on investments	(504,810,847)	(309,841,579)	(213,042,303)	(179,959,690)	(2,209,306)
Net increase (decrease) in net assets resulting from operations	$(528,433,550)	$(323,408,149)	$(224,652,282)	$(189,099,255)	$(2,157,046)

Year ended December 31, 2022 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Investment income
Dividend income	$—	$—	$226,840	$—	$475,393
Variable account expenses	121,504	175,895	142,932	363,206	239,345
Investment income (loss) — net	(121,504)	(175,895)	83,908	(363,206)	236,048

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,360,634	2,544,707	1,854,172	4,707,555	2,592,259
Cost of investments sold	746,730	962,382	2,070,666	5,235,379	2,903,323
Net realized gain (loss) on sales of investments	613,904	1,582,325	(216,494)	(527,824)	(311,064)
Distributions from capital gains	—	—	2,295,048	2,029,569	—
Net change in unrealized appreciation or depreciation of investments	(2,819,569)	(5,608,448)	(5,317,247)	(13,484,420)	(3,004,467)
Net gain (loss) on investments	(2,205,665)	(4,026,123)	(3,238,693)	(11,982,675)	(3,315,531)
Net increase (decrease) in net assets resulting from operations	$(2,327,169)	$(4,202,018)	$(3,154,785)	$(12,345,881)	$(3,079,483)

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	157,313	113,223	444,122	3,013,981	34,581,394
Investment income (loss) — net	(157,313)	(113,223)	(444,122)	(3,013,981)	(34,581,394)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,622,436	1,573,028	6,172,918	47,079,497	133,872,663
Cost of investments sold	1,525,081	1,418,782	2,822,212	44,861,464	115,456,051
Net realized gain (loss) on sales of investments	97,355	154,246	3,350,706	2,218,033	18,416,612
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,277,303)	(1,663,818)	(11,082,463)	(58,883,882)	(785,071,659)
Net gain (loss) on investments	(5,179,948)	(1,509,572)	(7,731,757)	(56,665,849)	(766,655,047)
Net increase (decrease) in net assets resulting from operations	$(5,337,261)	$(1,622,795)	$(8,175,879)	$(59,679,830)	$(801,236,441)
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	39

Statement of Operations

Year ended December 31, 2022 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$—	$1,035,330	$701,894
Variable account expenses	18,507,801	1,500,367	1,000,034	119,679
Investment income (loss) — net	(18,507,801)	(1,500,367)	35,296	582,215

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	122,449,020	21,226,451	15,322,576	1,444,988
Cost of investments sold	107,929,475	32,553,610	19,082,200	1,636,492
Net realized gain (loss) on sales of investments	14,519,545	(11,327,159)	(3,759,624)	(191,504)
Distributions from capital gains	—	60,652,447	20,477,078	—
Net change in unrealized appreciation or depreciation of investments	(393,616,718)	(130,030,971)	(73,329,368)	(2,273,185)
Net gain (loss) on investments	(379,097,173)	(80,705,683)	(56,611,914)	(2,464,689)
Net increase (decrease) in net assets resulting from operations	$(397,604,974)	$(82,206,050)	$(56,576,618)	$(1,882,474)

See accompanying notes to financial statements.

40	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$142,208	$166,546	$2,188,721	$(1,303,215)	$(79,939)
Net realized gain (loss) on sales of investments	(28,618)	1,768,871	(1,010,065)	776,459	97,795
Distributions from capital gains	3,139,433	12,145,689	—	15,968,884	909,965
Net change in unrealized appreciation or depreciation of investments	(5,489,637)	(18,467,069)	(12,857,394)	(61,013,424)	(4,060,706)
Net increase (decrease) in net assets resulting from operations	(2,236,614)	(4,385,963)	(11,678,738)	(45,571,296)	(3,132,885)

Contract transactions
Contract purchase payments	374,778	1,650,583	794,409	9,800,639	167,881
Net transfers(1)	(709,184)	(1,226,808)	440,699	1,762,249	(395,358)
Transfers for policy loans	—	26,820	63,479	(21,020)	3,180
Adjustments to net assets allocated to contracts in payment period	—	(32,913)	17,261	(19,615)	(3,297)
Contract charges	(3,260)	(49,846)	(87,519)	(37,958)	(5,953)
Contract terminations:
Surrender benefits	(312,302)	(5,224,981)	(5,156,878)	(5,613,469)	(539,449)
Death benefits	(72,875)	(809,134)	(803,608)	(1,354,978)	(41,232)
Increase (decrease) from transactions	(722,843)	(5,666,279)	(4,732,157)	4,515,848	(814,228)
Net assets at beginning of year	11,850,275	82,839,832	81,262,397	152,637,108	11,644,531
Net assets at end of year	$8,890,818	$72,787,590	$64,851,502	$111,581,660	$7,697,418

Accumulation unit activity
Units outstanding at beginning of year	8,157,136	23,359,333	46,915,184	24,174,740	3,296,179
Units purchased	321,215	687,049	1,067,618	2,769,575	214,742
Units redeemed	(872,477)	(2,277,584)	(4,250,150)	(1,895,865)	(446,110)
Units outstanding at end of year	7,605,874	21,768,798	43,732,652	25,048,450	3,064,811

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(44,954)	$615,803	$(407,766)	$(832,274)	$1,442,504
Net realized gain (loss) on sales of investments	259,390	(1,960,227)	1,051,444	(1,311,579)	575,843
Distributions from capital gains	2,388,319	—	8,285,164	14,078,742	—
Net change in unrealized appreciation or depreciation of investments	(6,902,765)	(1,966,346)	(20,592,127)	(53,586,450)	2,724,142
Net increase (decrease) in net assets resulting from operations	(4,300,010)	(3,310,770)	(11,663,285)	(41,651,561)	4,742,489

Contract transactions
Contract purchase payments	88,733	254,857	279,313	2,516,798	1,981,619
Net transfers(1)	(356,660)	69,717	(1,323,374)	(4,800,626)	8,562,234
Transfers for policy loans	2,775	9,174	2,854	(2,893)	(48,961)
Adjustments to net assets allocated to contracts in payment period	(45,065)	(12,721)	(9,933)	(17,277)	(6,657)
Contract charges	(12,909)	(26,452)	(26,936)	(40,517)	(17,424)
Contract terminations:
Surrender benefits	(1,185,691)	(1,692,720)	(4,096,433)	(5,517,350)	(2,107,384)
Death benefits	(477,661)	(336,868)	(292,262)	(1,152,712)	(507,579)
Increase (decrease) from transactions	(1,986,478)	(1,735,013)	(5,466,771)	(9,014,577)	7,855,848
Net assets at beginning of year	24,847,988	26,282,686	55,857,530	122,034,800	29,707,330
Net assets at end of year	$18,561,500	$21,236,903	$38,727,474	$71,368,662	$42,305,667

Accumulation unit activity
Units outstanding at beginning of year	6,569,790	14,752,496	11,268,737	21,888,208	31,011,401
Units purchased	28,257	439,801	87,309	665,638	9,450,037
Units redeemed	(636,051)	(1,586,024)	(1,402,397)	(2,844,276)	(2,416,151)
Units outstanding at end of year	5,961,996	13,606,273	9,953,649	19,709,570	38,045,287

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$45,913	$84,259	$475,999	$(401,601)	$370,007
Net realized gain (loss) on sales of investments	13,397	194,577	800,709	1,489,143	1,274,836
Distributions from capital gains	1,089,967	2,839,164	5,462,523	4,903,698	2,350,156
Net change in unrealized appreciation or depreciation of investments	(3,504,847)	(9,223,938)	(7,748,949)	(25,033,247)	(4,107,048)
Net increase (decrease) in net assets resulting from operations	(2,355,570)	(6,105,938)	(1,009,718)	(19,042,007)	(112,049)

Contract transactions
Contract purchase payments	49,678	389,288	1,164,764	305,072	204,558
Net transfers(1)	(276,579)	(800,640)	1,361,593	(2,052,296)	549,723
Transfers for policy loans	13,579	7,263	(5,274)	4,677	10,778
Adjustments to net assets allocated to contracts in payment period	(4,477)	(12,256)	(17,418)	(12,484)	(32,185)
Contract charges	(1,711)	(13,197)	(22,173)	(29,468)	(5,987)
Contract terminations:
Surrender benefits	(443,512)	(1,620,099)	(3,312,634)	(2,696,279)	(2,188,984)
Death benefits	(89,691)	(186,154)	(681,070)	(373,386)	(821,000)
Increase (decrease) from transactions	(752,713)	(2,235,795)	(1,512,212)	(4,854,164)	(2,283,097)
Net assets at beginning of year	9,340,897	24,399,573	42,770,667	60,002,069	30,851,432
Net assets at end of year	$6,232,614	$16,057,840	$40,248,737	$36,105,898	$28,456,286

Accumulation unit activity
Units outstanding at beginning of year	3,596,752	8,507,169	12,840,911	9,890,390	6,246,189
Units purchased	31,847	300,313	904,355	107,930	157,472
Units redeemed	(411,230)	(1,199,601)	(1,296,791)	(1,101,470)	(625,307)
Units outstanding at end of year	3,217,369	7,607,881	12,448,475	8,896,850	5,778,354

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Val, Cl II	BlackRock Adv SMID Cap VI, Cl III(2)	BlackRock Global Alloc, Cl III	BNY Mellon Sus US Eq, Serv(2)	Calvert VP EAFE Intl Index, Cl F(2)
Operations
Investment income (loss) — net	$1,735,204	$4,664	$(819,874)	$(787)	$33,613
Net realized gain (loss) on sales of investments	5,557,263	1,253	(2,095,170)	44	(3,636)
Distributions from capital gains	13,909,387	949	1,214,202	—	—
Net change in unrealized appreciation or depreciation of investments	(22,297,262)	(6,063)	(13,871,502)	(11,064)	42,862
Net increase (decrease) in net assets resulting from operations	(1,095,408)	803	(15,572,344)	(11,807)	72,839

Contract transactions
Contract purchase payments	6,042,443	310,263	4,599,452	221,217	895,949
Net transfers(1)	13,949,806	19,104	(3,124,386)	30,769	247,476
Transfers for policy loans	11,175	—	5,905	—	—
Adjustments to net assets allocated to contracts in payment period	(35,782)	—	(37,409)	—	—
Contract charges	(92,065)	—	(30,937)	—	(5)
Contract terminations:
Surrender benefits	(14,224,174)	(1,017)	(4,474,486)	(983)	(2,643)
Death benefits	(2,603,179)	—	(1,831,584)	—	(132,163)
Increase (decrease) from transactions	3,048,224	328,350	(4,893,445)	251,003	1,008,614
Net assets at beginning of year	178,572,777	—	92,142,404	—	—
Net assets at end of year	$180,525,593	$329,153	$71,676,615	$239,196	$1,081,453

Accumulation unit activity
Units outstanding at beginning of year	49,692,087	—	51,484,473	—	—
Units purchased	6,148,586	436,827	2,898,244	299,009	1,765,105
Units redeemed	(4,813,565)	(95,679)	(6,151,305)	(41,494)	(659,188)
Units outstanding at end of year	51,027,108	341,148	48,231,412	257,515	1,105,917

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Calvert VP Nasdaq 100 Index, Cl F(2)	Calv VP Russ 2000 Sm Cap Ind, Cl F(2)	Calvert VP SRI Bal, Cl F(2)	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(3,107)	$4,768	$1,813	$69,475	$(155,813)
Net realized gain (loss) on sales of investments	(4,696)	3,329	(355)	491,566	40,967
Distributions from capital gains	70,382	114,902	20,156	1,980,801	329,186
Net change in unrealized appreciation or depreciation of investments	(220,325)	(120,591)	(22,071)	(6,571,833)	(6,760,632)
Net increase (decrease) in net assets resulting from operations	(157,746)	2,408	(457)	(4,029,991)	(6,546,292)

Contract transactions
Contract purchase payments	1,911,220	1,198,665	211,466	97,487	131,645
Net transfers(1)	180,676	353,589	115,799	(700,217)	(251,724)
Transfers for policy loans	—	—	—	15,969	3,397
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,520)	(5,289)
Contract charges	(5)	(5)	—	(17,783)	(12,637)
Contract terminations:
Surrender benefits	(5,090)	(3,675)	(379)	(1,542,082)	(913,437)
Death benefits	—	(76,336)	—	(236,252)	(113,298)
Increase (decrease) from transactions	2,086,801	1,472,238	326,886	(2,387,398)	(1,161,343)
Net assets at beginning of year	—	—	—	25,774,563	22,500,291
Net assets at end of year	$1,929,055	$1,474,646	$326,429	$19,357,174	$14,792,656

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	9,171,894	4,823,672
Units purchased	2,796,161	2,091,584	344,273	114,757	96,089
Units redeemed	(523,203)	(537,118)	(171)	(1,062,132)	(418,869)
Units outstanding at end of year	2,272,958	1,554,466	344,102	8,224,519	4,500,892

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Bal, Cl 2	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2
Operations
Investment income (loss) — net	$(472,632)	$(5,667,745)	$5,833,334	$(1,273,410)	$(470,093)
Net realized gain (loss) on sales of investments	(227,249)	24,498,994	(55,742)	6,181,148	1,794,592
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,170,091)	(129,741,871)	(4,757,238)	(32,995,668)	(11,093,525)
Net increase (decrease) in net assets resulting from operations	(7,869,972)	(110,910,622)	1,020,354	(28,087,930)	(9,769,026)

Contract transactions
Contract purchase payments	42,986,134	3,542,582	2,153,928	7,874,497	5,137,343
Net transfers(1)	3,888,612	4,408,714	11,329,932	(317,296)	(260,574)
Transfers for policy loans	103	17,147	(2,002)	(7,687)	(22,176)
Adjustments to net assets allocated to contracts in payment period	—	296,144	—	(39,802)	—
Contract charges	(43,375)	(273,506)	(6,380)	(78,319)	(22,217)
Contract terminations:
Surrender benefits	(2,124,799)	(35,968,511)	(706,770)	(7,137,984)	(2,026,375)
Death benefits	(770,924)	(14,866,758)	(182,473)	(1,604,944)	(321,547)
Increase (decrease) from transactions	43,935,751	(42,844,188)	12,586,235	(1,311,535)	2,484,454
Net assets at beginning of year	25,050,636	643,716,370	11,016,155	143,414,084	48,058,472
Net assets at end of year	$61,116,415	$489,961,560	$24,622,744	$114,014,619	$40,773,900

Accumulation unit activity
Units outstanding at beginning of year	23,655,714	198,848,512	15,751,668	46,001,392	10,167,995
Units purchased	49,938,527	3,453,074	15,232,875	3,672,388	1,356,448
Units redeemed	(3,504,403)	(19,132,512)	(1,075,892)	(4,044,175)	(796,152)
Units outstanding at end of year	70,089,838	183,169,074	29,908,651	45,629,605	10,728,291

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(3,375,895)	$(977,074)	$(3,765,145)	$312,186	$(552,174)
Net realized gain (loss) on sales of investments	24,205,485	2,602,411	24,998,900	(601,079)	(2,671,843)
Distributions from capital gains	—	—	—	—	15,667,877
Net change in unrealized appreciation or depreciation of investments	(99,350,460)	(3,445,190)	(30,525,369)	(1,910,395)	(35,663,985)
Net increase (decrease) in net assets resulting from operations	(78,520,870)	(1,819,853)	(9,291,614)	(2,199,288)	(23,220,125)

Contract transactions
Contract purchase payments	1,997,005	12,393,416	2,683,512	690,398	4,207,838
Net transfers(1)	(5,401,646)	11,091,874	7,145,549	(1,669,446)	2,439,086
Transfers for policy loans	171,170	3,167	66,030	1,451	1,960
Adjustments to net assets allocated to contracts in payment period	(554,688)	22,910	(183,194)	(292)	(320)
Contract charges	(304,458)	(32,626)	(308,861)	(3,696)	(23,595)
Contract terminations:
Surrender benefits	(22,098,187)	(4,433,179)	(28,595,190)	(594,151)	(1,664,074)
Death benefits	(4,725,042)	(2,154,880)	(6,111,367)	(153,871)	(1,197,484)
Increase (decrease) from transactions	(30,915,846)	16,890,682	(25,303,521)	(1,729,607)	3,763,411
Net assets at beginning of year	411,738,866	82,698,647	432,847,667	13,330,036	66,168,764
Net assets at end of year	$302,302,150	$97,769,476	$398,252,532	$9,401,141	$46,712,050

Accumulation unit activity
Units outstanding at beginning of year	105,497,931	27,966,385	112,747,565	11,854,409	37,967,701
Units purchased	826,015	8,683,971	3,196,762	709,305	5,078,657
Units redeemed	(10,003,753)	(2,665,847)	(9,489,113)	(2,475,528)	(2,580,483)
Units outstanding at end of year	96,320,193	33,984,509	106,455,214	10,088,186	40,465,875

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(806,813)	$188,742	$1,257,673	$184,719	$354,288
Net realized gain (loss) on sales of investments	(2,316,586)	(250,545)	(2,513,583)	—	522
Distributions from capital gains	24,565,511	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(60,150,237)	(1,404,133)	(7,067,054)	1	(521)
Net increase (decrease) in net assets resulting from operations	(38,708,125)	(1,465,936)	(8,322,964)	184,720	354,289

Contract transactions
Contract purchase payments	964,679	824,785	261,920	25,787,765	2,151,673
Net transfers(1)	(1,628,758)	(163,986)	(1,223,664)	46,647,080	49,565,781
Transfers for policy loans	35,009	(4,755)	7,657	(32,950)	86,066
Adjustments to net assets allocated to contracts in payment period	(29,039)	(538)	(36,106)	(939)	(39,240)
Contract charges	(82,321)	(1,634)	(80,218)	(51,785)	(110,550)
Contract terminations:
Surrender benefits	(5,791,803)	(483,626)	(4,084,429)	(16,608,776)	(25,148,879)
Death benefits	(965,320)	(34,475)	(1,081,580)	(2,769,800)	(1,643,778)
Increase (decrease) from transactions	(7,497,553)	135,771	(6,236,420)	52,970,595	24,861,073
Net assets at beginning of year	117,349,831	9,990,569	59,978,891	93,665,809	110,389,769
Net assets at end of year	$71,144,153	$8,660,404	$45,419,507	$146,821,124	$135,605,131

Accumulation unit activity
Units outstanding at beginning of year	35,030,758	9,728,691	35,881,569	102,600,310	101,435,080
Units purchased	468,941	1,359,419	448,867	80,477,527	49,367,346
Units redeemed	(3,577,942)	(1,224,728)	(4,515,493)	(22,312,827)	(25,023,448)
Units outstanding at end of year	31,921,757	9,863,382	31,814,943	160,765,010	125,778,978

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$1,889,448	$5,413,130	$1,031,752	$3,414,818	$1,098,411
Net realized gain (loss) on sales of investments	(869,098)	(1,817,490)	(720,948)	(3,440,918)	(2,018,034)
Distributions from capital gains	339,391	915,434	920,474	2,846,426	39,458
Net change in unrealized appreciation or depreciation of investments	(7,669,178)	(21,720,233)	(4,372,608)	(12,976,127)	(11,521,960)
Net increase (decrease) in net assets resulting from operations	(6,309,437)	(17,209,159)	(3,141,330)	(10,155,801)	(12,402,125)

Contract transactions
Contract purchase payments	3,301,995	649,744	2,160,179	387,315	6,606,695
Net transfers(1)	(2,828,034)	(5,302,494)	17,609	(3,282,378)	(4,117,760)
Transfers for policy loans	(508)	16,040	44	21,241	1,354
Adjustments to net assets allocated to contracts in payment period	—	(139,155)	—	(19,109)	(4,654)
Contract charges	(13,109)	(84,088)	(6,161)	(121,675)	(23,592)
Contract terminations:
Surrender benefits	(2,908,626)	(10,518,713)	(1,558,524)	(6,720,879)	(3,559,432)
Death benefits	(430,592)	(2,540,791)	(475,653)	(1,712,716)	(1,156,283)
Increase (decrease) from transactions	(2,878,874)	(17,919,457)	137,494	(11,448,201)	(2,253,672)
Net assets at beginning of year	54,018,550	153,394,467	27,880,687	94,708,370	70,443,904
Net assets at end of year	$44,830,239	$118,265,851	$24,876,851	$73,104,368	$55,788,107

Accumulation unit activity
Units outstanding at beginning of year	28,937,529	50,238,066	15,561,618	37,713,907	50,375,027
Units purchased	2,199,693	245,183	1,588,221	192,779	5,487,916
Units redeemed	(3,922,672)	(6,692,808)	(1,509,601)	(5,174,657)	(7,192,260)
Units outstanding at end of year	27,214,550	43,790,441	15,640,238	32,732,029	48,670,683

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$5,201,809	$(938,991)	$(1,044,931)	$(420,578)	$(5,000,673)
Net realized gain (loss) on sales of investments	(6,693,335)	4,153,707	11,421,930	(179,976)	27,057,275
Distributions from capital gains	162,126	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(50,380,220)	(39,339,907)	(62,192,739)	(6,797,145)	(134,908,925)
Net increase (decrease) in net assets resulting from operations	(51,709,620)	(36,125,191)	(51,815,740)	(7,397,699)	(112,852,323)

Contract transactions
Contract purchase payments	1,211,600	9,281,988	720,111	27,806,126	4,627,024
Net transfers(1)	(11,175,330)	(560,254)	(4,262,390)	5,811,381	6,990,579
Transfers for policy loans	23,534	10,028	81,034	(4,693)	28,464
Adjustments to net assets allocated to contracts in payment period	(196,640)	—	9,088	—	(131,300)
Contract charges	(296,414)	(50,877)	(95,703)	(37,693)	(214,291)
Contract terminations:
Surrender benefits	(19,991,335)	(6,571,245)	(9,490,856)	(945,553)	(31,274,221)
Death benefits	(5,751,004)	(1,347,936)	(1,737,024)	(1,798,098)	(8,541,080)
Increase (decrease) from transactions	(36,175,589)	761,704	(14,775,740)	30,831,470	(28,514,825)
Net assets at beginning of year	306,148,076	111,804,561	168,058,077	26,666,812	595,822,984
Net assets at end of year	$218,262,867	$76,441,074	$101,466,597	$50,100,583	$454,455,836

Accumulation unit activity
Units outstanding at beginning of year	145,682,426	19,442,602	47,378,391	23,421,479	149,902,952
Units purchased	679,319	2,460,104	275,581	34,300,427	4,624,360
Units redeemed	(19,968,864)	(2,272,901)	(5,538,876)	(3,212,803)	(12,701,261)
Units outstanding at end of year	126,392,881	19,629,805	42,115,096	54,509,103	141,826,051

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Eq, Cl 2(2)
Operations
Investment income (loss) — net	$(340,949)	$166,870	$(97,858)	$(113,945)	$(988)
Net realized gain (loss) on sales of investments	(614,318)	(925,853)	(629,293)	22,823	(1)
Distributions from capital gains	—	360,214	2,359,032	3,886,452	—
Net change in unrealized appreciation or depreciation of investments	(4,022,767)	(4,164,409)	(7,532,070)	(13,610,610)	(605)
Net increase (decrease) in net assets resulting from operations	(4,978,034)	(4,563,178)	(5,900,189)	(9,815,280)	(1,594)

Contract transactions
Contract purchase payments	9,329,578	361,923	3,369,015	577,845	457,621
Net transfers(1)	8,580,789	(1,815,943)	229,971	(400,204)	47,034
Transfers for policy loans	135	1,537	1,833	24,946	—
Adjustments to net assets allocated to contracts in payment period	(2,942)	(31,753)	(9,150)	(58,805)	—
Contract charges	(35,024)	(4,583)	(15,991)	(36,194)	—
Contract terminations:
Surrender benefits	(5,011,715)	(626,523)	(2,208,292)	(3,206,067)	(2,290)
Death benefits	(1,278,178)	(289,881)	(495,888)	(673,956)	—
Increase (decrease) from transactions	11,582,643	(2,405,223)	871,498	(3,772,435)	502,365
Net assets at beginning of year	68,214,833	17,455,802	36,106,115	63,000,318	—
Net assets at end of year	$74,819,442	$10,487,401	$31,077,424	$49,412,603	$500,771

Accumulation unit activity
Units outstanding at beginning of year	59,734,656	12,912,109	19,064,237	32,569,313	—
Units purchased	17,952,113	388,063	2,549,420	553,605	546,371
Units redeemed	(7,212,263)	(2,453,779)	(2,134,430)	(2,853,850)	(2,412)
Units outstanding at end of year	70,474,506	10,846,393	19,479,227	30,269,068	543,959

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(624,396)	$(433,602)	$(319,817)	$(671,354)	$(440,605)
Net realized gain (loss) on sales of investments	1,357,236	2,166,655	809,082	5,548,971	1,773,792
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,286,835)	(2,971,233)	(13,093,566)	(34,474,655)	(6,048,888)
Net increase (decrease) in net assets resulting from operations	(1,553,995)	(1,238,180)	(12,604,301)	(29,597,038)	(4,715,701)

Contract transactions
Contract purchase payments	8,009,042	483,492	3,356,055	440,027	4,506,691
Net transfers(1)	7,597,107	7,979,887	(865,146)	(1,963,149)	1,224,063
Transfers for policy loans	2,722	11,512	384	37,235	2,429
Adjustments to net assets allocated to contracts in payment period	—	(14,009)	(2,224)	(67,560)	13,243
Contract charges	(24,497)	(26,006)	(16,277)	(43,176)	(16,824)
Contract terminations:
Surrender benefits	(1,983,934)	(3,001,118)	(1,532,775)	(4,840,881)	(3,059,544)
Death benefits	(1,068,817)	(461,468)	(552,138)	(878,705)	(725,326)
Increase (decrease) from transactions	12,531,623	4,972,290	387,879	(7,316,209)	1,944,732
Net assets at beginning of year	53,745,295	47,197,400	39,277,433	95,790,870	42,970,852
Net assets at end of year	$64,722,923	$50,931,510	$27,061,011	$58,877,623	$40,199,883

Accumulation unit activity
Units outstanding at beginning of year	13,935,613	12,549,129	9,970,269	22,031,826	11,772,759
Units purchased	4,382,575	2,408,390	1,259,531	177,362	1,940,736
Units redeemed	(880,040)	(982,341)	(1,169,449)	(2,321,088)	(1,363,503)
Units outstanding at end of year	17,438,148	13,975,178	10,060,351	19,888,100	12,349,992

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 2(2)	Col VP Sm Cap Val, Cl 2(2)
Operations
Investment income (loss) — net	$(408,017)	$(257,276)	$(273,218)	$(3,560)	$(797)
Net realized gain (loss) on sales of investments	2,983,886	572,425	1,868,177	(1,941)	(117)
Distributions from capital gains	—	—	—	78,475	13,005
Net change in unrealized appreciation or depreciation of investments	(7,757,129)	(4,305,135)	(7,188,560)	(148,640)	(14,221)
Net increase (decrease) in net assets resulting from operations	(5,181,260)	(3,989,986)	(5,593,601)	(75,666)	(2,130)

Contract transactions
Contract purchase payments	307,263	2,780,640	275,219	1,021,775	373,959
Net transfers(1)	1,890,954	1,096,694	1,056,758	40,720	32,549
Transfers for policy loans	3,697	1,116	6,028	(5,279)	—
Adjustments to net assets allocated to contracts in payment period	(9,236)	(378)	12,574	—	—
Contract charges	(32,367)	(11,518)	(22,656)	—	—
Contract terminations:
Surrender benefits	(3,116,464)	(767,514)	(1,997,793)	(1,057)	(214)
Death benefits	(818,593)	(165,821)	(605,886)	—	—
Increase (decrease) from transactions	(1,774,746)	2,933,219	(1,275,756)	1,056,159	406,294
Net assets at beginning of year	49,753,016	23,614,519	36,038,812	—	—
Net assets at end of year	$42,797,010	$22,557,752	$29,169,455	$980,493	$404,164

Accumulation unit activity
Units outstanding at beginning of year	13,270,259	6,958,810	8,094,303	—	—
Units purchased	640,532	1,419,683	372,168	1,215,979	495,827
Units redeemed	(1,167,268)	(472,444)	(661,484)	(70,034)	(86,865)
Units outstanding at end of year	12,743,523	7,906,049	7,804,987	1,145,945	408,962

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$1,172,298	$105,611	$496,157	$2,287,425	$325,110
Net realized gain (loss) on sales of investments	(1,721,440)	(550,839)	(1,027,877)	(845,935)	(333,270)
Distributions from capital gains	3,020,369	—	—	—	468,460
Net change in unrealized appreciation or depreciation of investments	(12,414,191)	(2,024,095)	(7,308,581)	309,591	(3,640,655)
Net increase (decrease) in net assets resulting from operations	(9,942,964)	(2,469,323)	(7,840,301)	1,751,081	(3,180,355)

Contract transactions
Contract purchase payments	6,955,517	1,483,762	232,170	270,876	2,575,347
Net transfers(1)	(1,261,792)	190,826	(2,385,764)	1,872,725	(132,064)
Transfers for policy loans	1,768	97	54,600	(2,469)	477
Adjustments to net assets allocated to contracts in payment period	—	(3,637)	(2,183)	(625)	—
Contract charges	(16,625)	(8,417)	(31,620)	(9,190)	(15,869)
Contract terminations:
Surrender benefits	(3,859,768)	(1,306,046)	(3,991,793)	(1,240,367)	(846,291)
Death benefits	(1,081,783)	(101,485)	(1,141,493)	(110,858)	(272,556)
Increase (decrease) from transactions	737,317	255,100	(7,266,083)	780,092	1,309,044
Net assets at beginning of year	79,641,528	17,497,268	55,347,886	12,605,371	18,609,267
Net assets at end of year	$70,435,881	$15,283,045	$40,241,502	$15,136,544	$16,737,956

Accumulation unit activity
Units outstanding at beginning of year	60,276,816	15,497,441	37,438,717	21,049,825	14,285,794
Units purchased	6,616,252	4,072,639	221,992	2,914,705	2,541,492
Units redeemed	(5,919,321)	(3,548,879)	(5,677,014)	(1,971,961)	(1,489,621)
Units outstanding at end of year	60,973,747	16,021,201	31,983,695	21,992,569	15,337,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$954,369	$2,115,702	$68,019	$(768,209)	$(271,439)
Net realized gain (loss) on sales of investments	(631,159)	(2,323,507)	(576,410)	1,923,040	(256,199)
Distributions from capital gains	530,824	1,093,085	5,062,963	—	—
Net change in unrealized appreciation or depreciation of investments	(6,538,002)	(13,171,199)	(12,201,392)	(6,743,666)	(15,236,331)
Net increase (decrease) in net assets resulting from operations	(5,683,968)	(12,285,919)	(7,646,820)	(5,588,835)	(15,763,969)

Contract transactions
Contract purchase payments	2,354,436	188,305	1,223,135	5,673,237	1,872,549
Net transfers(1)	1,098,167	(67,013)	1,058,526	1,956,204	(2,608,649)
Transfers for policy loans	4,116	(722)	2,924	147	—
Adjustments to net assets allocated to contracts in payment period	—	(27,115)	—	—	—
Contract charges	(4,505)	(145,828)	(7,426)	(36,274)	(14,984)
Contract terminations:
Surrender benefits	(964,207)	(4,659,949)	(1,356,768)	(2,854,866)	(1,130,854)
Death benefits	(349,836)	(1,292,451)	(273,019)	(1,112,394)	(483,009)
Increase (decrease) from transactions	2,138,171	(6,004,773)	647,372	3,626,054	(2,364,947)
Net assets at beginning of year	27,836,353	69,963,573	29,846,495	75,491,277	38,805,819
Net assets at end of year	$24,290,556	$51,672,881	$22,847,047	$73,528,496	$20,676,903

Accumulation unit activity
Units outstanding at beginning of year	19,577,477	39,790,907	11,722,729	21,551,495	7,330,264
Units purchased	2,747,186	443,935	1,129,339	2,457,961	543,763
Units redeemed	(1,333,455)	(4,225,395)	(855,995)	(1,293,903)	(1,152,661)
Units outstanding at end of year	20,991,208	36,009,447	11,996,073	22,715,553	6,721,366

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$(980,443)	$(456,897)	$(428,849)	$(31,170)	$(645,997)
Net realized gain (loss) on sales of investments	7,850,696	1,382,753	906,669	(406,780)	2,380,932
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(46,637,263)	(16,183,427)	(3,048,274)	(2,195,831)	(4,142,747)
Net increase (decrease) in net assets resulting from operations	(39,767,010)	(15,257,571)	(2,570,454)	(2,633,781)	(2,407,812)

Contract transactions
Contract purchase payments	767,611	3,643,127	6,403,658	1,906,494	6,015,599
Net transfers(1)	(3,451,136)	1,118,760	2,942,378	23,722	2,625,877
Transfers for policy loans	(14,820)	(3,818)	888	(198)	4,500
Adjustments to net assets allocated to contracts in payment period	(17,022)	—	(4,394)	—	—
Contract charges	(90,887)	(38,270)	(21,042)	(9,118)	(23,451)
Contract terminations:
Surrender benefits	(8,212,984)	(1,547,708)	(1,373,965)	(1,080,758)	(5,003,008)
Death benefits	(1,106,385)	(668,304)	(818,135)	(240,875)	(350,801)
Increase (decrease) from transactions	(12,125,623)	2,503,787	7,129,388	599,267	3,268,716
Net assets at beginning of year	144,174,648	51,911,145	36,640,556	17,937,739	60,950,564
Net assets at end of year	$92,282,015	$39,157,361	$41,199,490	$15,903,225	$61,811,468

Accumulation unit activity
Units outstanding at beginning of year	53,190,388	9,637,766	12,160,785	15,052,422	14,888,026
Units purchased	390,040	1,373,998	3,299,533	2,597,960	2,493,206
Units redeemed	(5,856,303)	(690,974)	(860,566)	(1,962,672)	(1,402,129)
Units outstanding at end of year	47,724,125	10,320,790	14,599,752	15,687,710	15,979,103

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	Del VIP for Inc, Serv Cl(2)	Del VIP Intl, Serv Cl(2)
Operations
Investment income (loss) — net	$(395,757)	$(272,056)	$64,689	$(907)	$(1,244)
Net realized gain (loss) on sales of investments	2,357,760	1,209,535	(459,866)	(81)	(2,842)
Distributions from capital gains	—	—	1,068,972	—	—
Net change in unrealized appreciation or depreciation of investments	(3,644,519)	(9,170,157)	(3,197,647)	2,097	(3,979)
Net increase (decrease) in net assets resulting from operations	(1,682,516)	(8,232,678)	(2,523,852)	1,109	(8,065)

Contract transactions
Contract purchase payments	344,704	1,796,284	357,282	379,576	356,897
Net transfers(1)	2,287,214	563,369	(518,351)	15,030	47,624
Transfers for policy loans	5,010	(1,245)	444	—	—
Adjustments to net assets allocated to contracts in payment period	(21,929)	—	(18,411)	—	—
Contract charges	(26,431)	(12,804)	(5,499)	—	—
Contract terminations:
Surrender benefits	(2,993,043)	(1,415,128)	(827,121)	(147)	(195)
Death benefits	(407,167)	(528,079)	(199,214)	—	—
Increase (decrease) from transactions	(811,642)	402,397	(1,210,870)	394,459	404,326
Net assets at beginning of year	46,157,684	30,840,794	16,236,876	—	—
Net assets at end of year	$43,663,526	$23,010,513	$12,502,154	$395,568	$396,261

Accumulation unit activity
Units outstanding at beginning of year	10,177,816	7,226,922	10,018,715	—	—
Units purchased	725,254	783,033	373,493	704,473	702,066
Units redeemed	(893,129)	(666,190)	(1,247,484)	(291,318)	(269,813)
Units outstanding at end of year	10,009,941	7,343,765	9,144,724	413,155	432,253

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Serv Cl 2(2)	Fid VIP Energy, Serv Cl 2(2)
Operations
Investment income (loss) — net	$929,495	$3,099,165	$(3,451,361)	$6,752	$8,596
Net realized gain (loss) on sales of investments	(11,154)	(642,798)	11,536,196	(30)	43
Distributions from capital gains	15,948	—	23,241,274	—	—
Net change in unrealized appreciation or depreciation of investments	(2,418,917)	(5,565,569)	(196,028,409)	8,550	17,812
Net increase (decrease) in net assets resulting from operations	(1,484,628)	(3,109,202)	(164,702,300)	15,272	26,451

Contract transactions
Contract purchase payments	1,578,986	2,937,367	15,760,354	564,081	629,260
Net transfers(1)	3,173,994	12,313,920	(14,768,194)	10,590	139,752
Transfers for policy loans	4,538	3,685	5,063	—	(2,567)
Adjustments to net assets allocated to contracts in payment period	(1,820)	(45,426)	(76,920)	—	—
Contract charges	(6,510)	(65,740)	(224,639)	—	—
Contract terminations:
Surrender benefits	(742,655)	(6,337,571)	(32,800,620)	(350)	(775)
Death benefits	(141,206)	(1,428,548)	(5,069,240)	—	—
Increase (decrease) from transactions	3,865,327	7,377,687	(37,174,196)	574,321	765,670
Net assets at beginning of year	15,006,963	79,386,237	618,452,038	—	—
Net assets at end of year	$17,387,662	$83,654,722	$416,575,542	$589,593	$792,121

Accumulation unit activity
Units outstanding at beginning of year	12,269,192	52,306,854	143,617,443	—	—
Units purchased	4,088,243	10,367,578	4,662,425	754,314	691,113
Units redeemed	(802,439)	(5,352,426)	(15,250,786)	(137,517)	(10,064)
Units outstanding at end of year	15,554,996	57,322,006	133,029,082	616,797	681,049

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Serv Cl 2(2)	Fid VIP Intl Cap Appr, Serv Cl 2(2)	Fid VIP Invest Gr, Serv Cl 2(2)
Operations
Investment income (loss) — net	$282,645	$530,668	$(4,729)	$(1,622)	$15,475
Net realized gain (loss) on sales of investments	1,166,756	3,043,891	(7,846)	(1,578)	(272)
Distributions from capital gains	773,681	1,780,139	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,676,180)	(11,014,936)	(111,443)	9,180	(21,269)
Net increase (decrease) in net assets resulting from operations	(2,453,098)	(5,660,238)	(124,018)	5,980	(6,066)

Contract transactions
Contract purchase payments	175,302	1,408,436	1,446,646	581,275	619,525
Net transfers(1)	(109,063)	730,912	182,316	50,603	203,594
Transfers for policy loans	28,779	13,118	—	—	—
Adjustments to net assets allocated to contracts in payment period	(38,599)	(144,608)	—	—	—
Contract charges	(9,855)	(68,162)	—	—	—
Contract terminations:
Surrender benefits	(2,508,731)	(5,893,481)	(5,932)	(580)	(438)
Death benefits	(397,058)	(1,406,347)	—	—	—
Increase (decrease) from transactions	(2,859,225)	(5,360,132)	1,623,030	631,298	822,681
Net assets at beginning of year	42,717,653	95,669,571	—	—	—
Net assets at end of year	$37,405,330	$84,649,201	$1,499,012	$637,278	$816,615

Accumulation unit activity
Units outstanding at beginning of year	11,781,550	24,392,241	—	—	—
Units purchased	86,303	1,055,246	1,787,833	696,592	926,505
Units redeemed	(909,363)	(2,069,775)	(4,838)	(7,384)	(67,987)
Units outstanding at end of year	10,958,490	23,377,712	1,782,995	689,208	858,518

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(283,104)	$(2,293,602)	$11,875	$(39,266)	$3,746,714
Net realized gain (loss) on sales of investments	917,359	1,943,150	106,159	900,007	(2,101,866)
Distributions from capital gains	4,293,440	23,364,753	85,742	387,242	168,709
Net change in unrealized appreciation or depreciation of investments	(16,997,512)	(87,213,810)	(3,199,783)	(14,768,189)	(23,680,415)
Net increase (decrease) in net assets resulting from operations	(12,069,817)	(64,199,509)	(2,996,007)	(13,520,206)	(21,866,858)

Contract transactions
Contract purchase payments	322,845	7,972,109	75,109	417,427	7,333,267
Net transfers(1)	(1,527,210)	(6,243,086)	(92,159)	(608,435)	(1,994,703)
Transfers for policy loans	13,846	82,226	16,026	12,711	(17,527)
Adjustments to net assets allocated to contracts in payment period	(111,281)	41,648	(15,047)	(13,764)	(63,745)
Contract charges	(16,579)	(258,071)	(2,333)	(28,157)	(51,930)
Contract terminations:
Surrender benefits	(4,024,053)	(24,861,249)	(535,655)	(4,378,013)	(10,699,639)
Death benefits	(754,131)	(4,228,362)	(99,261)	(508,584)	(2,473,727)
Increase (decrease) from transactions	(6,096,563)	(27,494,785)	(653,320)	(5,106,815)	(7,968,004)
Net assets at beginning of year	78,981,055	412,423,261	11,966,965	53,906,421	177,204,613
Net assets at end of year	$60,814,675	$320,728,967	$8,317,638	$35,279,400	$147,369,751

Accumulation unit activity
Units outstanding at beginning of year	7,266,156	76,802,960	4,659,753	19,521,716	138,729,752
Units purchased	35,904	1,966,765	45,664	289,867	7,513,227
Units redeemed	(672,179)	(7,787,289)	(375,004)	(2,592,402)	(14,471,701)
Units outstanding at end of year	6,629,881	70,982,436	4,330,413	17,219,181	131,771,278

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Inc, Cl 4(2)	Frank Mutual Gbl Dis, Cl 4(2)	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$866,738	$2,255,546	$89,111	$185	$567,368
Net realized gain (loss) on sales of investments	(1,410,716)	(11,625)	(154,460)	(14)	(230,324)
Distributions from capital gains	4,068,379	1,171,891	40,770	3,783	7,140,998
Net change in unrealized appreciation or depreciation of investments	(21,902,271)	(7,454,821)	(13,166)	(467)	(13,438,250)
Net increase (decrease) in net assets resulting from operations	(18,377,870)	(4,039,009)	(37,745)	3,487	(5,960,208)

Contract transactions
Contract purchase payments	551,594	2,382,586	4,113,034	130,492	1,162,516
Net transfers(1)	455,224	9,009,832	(1,598,607)	—	(1,031,071)
Transfers for policy loans	13,162	(879)	—	—	25,618
Adjustments to net assets allocated to contracts in payment period	(27,542)	(12,645)	—	—	(15,252)
Contract charges	(46,180)	(22,331)	—	—	(38,455)
Contract terminations:
Surrender benefits	(4,048,852)	(6,229,024)	(577)	(142)	(4,142,341)
Death benefits	(1,013,374)	(1,148,319)	—	—	(925,276)
Increase (decrease) from transactions	(4,115,968)	3,979,220	2,513,850	130,350	(4,964,261)
Net assets at beginning of year	70,706,350	60,037,297	—	—	72,023,537
Net assets at end of year	$48,212,512	$59,977,508	$2,476,105	$133,837	$61,099,068

Accumulation unit activity
Units outstanding at beginning of year	23,528,263	38,475,361	—	—	28,365,250
Units purchased	661,919	7,561,191	5,158,056	134,234	558,339
Units redeemed	(2,126,636)	(4,996,623)	(2,597,483)	—	(2,733,034)
Units outstanding at end of year	22,063,546	41,039,929	2,560,573	134,234	26,190,555

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Sm Cap Val, Cl 2	Frank Sm Cap Val, Cl 4(2)	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Multi-Strategy Alt, Serv(2)
Operations
Investment income (loss) — net	$44,182	$(894)	$(196,889)	$208,347	$11,448
Net realized gain (loss) on sales of investments	(1,184,539)	(6,950)	1,525,641	(25,942)	(605)
Distributions from capital gains	22,286,507	82,818	16,486,966	—	—
Net change in unrealized appreciation or depreciation of investments	(35,864,250)	(70,397)	(31,833,295)	(843,280)	(14,082)
Net increase (decrease) in net assets resulting from operations	(14,718,100)	4,577	(14,017,577)	(660,875)	(3,239)

Contract transactions
Contract purchase payments	2,922,746	1,120,734	546,678	253,603	390,963
Net transfers(1)	1,064,111	77,387	(1,420,503)	2,232,437	(251)
Transfers for policy loans	9,673	(10,407)	10,207	(368)	—
Adjustments to net assets allocated to contracts in payment period	(27,134)	—	(109,397)	(266)	—
Contract charges	(60,919)	—	(105,119)	(2,953)	—
Contract terminations:
Surrender benefits	(8,381,659)	(614)	(8,235,172)	(266,040)	(365)
Death benefits	(1,861,465)	—	(1,911,299)	(119,224)	—
Increase (decrease) from transactions	(6,334,647)	1,187,100	(11,224,605)	2,097,189	390,347
Net assets at beginning of year	134,339,045	—	131,913,360	8,056,589	—
Net assets at end of year	$113,286,298	$1,191,677	$106,671,178	$9,492,903	$387,108

Accumulation unit activity
Units outstanding at beginning of year	26,793,810	—	16,894,010	7,939,938	—
Units purchased	1,060,558	1,503,969	81,884	2,628,358	649,191
Units redeemed	(2,456,562)	(298,564)	(1,660,229)	(431,892)	(247,939)
Units outstanding at end of year	25,397,806	1,205,405	15,315,665	10,136,404	401,252

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT Sm Cap Eq Insights, Serv(2)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(24,522)	$(940)	$(69,828)	$(100,285)	$(349,731)
Net realized gain (loss) on sales of investments	(68,551)	(2,515)	774,502	187,627	595,905
Distributions from capital gains	48,295	3,552	490,403	3,191,572	11,286,149
Net change in unrealized appreciation or depreciation of investments	(1,101,852)	(18,457)	(25,034,190)	(8,314,427)	(28,337,334)
Net increase (decrease) in net assets resulting from operations	(1,146,630)	(18,360)	(23,839,113)	(5,035,513)	(16,805,011)

Contract transactions
Contract purchase payments	29,863	328,334	417,450	50,005	171,062
Net transfers(1)	(84,054)	4,548	(3,028,711)	(171,231)	379,534
Transfers for policy loans	12,343	—	11,565	10,053	(12,374)
Adjustments to net assets allocated to contracts in payment period	(2,394)	—	(98,799)	(2,058)	(184)
Contract charges	(1,326)	—	(133,917)	(4,082)	(104,502)
Contract terminations:
Surrender benefits	(442,474)	(288)	(6,597,384)	(555,493)	(3,149,949)
Death benefits	(34,797)	—	(1,315,420)	(106,224)	(489,950)
Increase (decrease) from transactions	(522,839)	332,594	(10,745,216)	(779,030)	(3,206,363)
Net assets at beginning of year	5,878,237	—	120,459,503	16,207,593	53,937,757
Net assets at end of year	$4,208,768	$314,234	$85,875,174	$10,393,050	$33,926,383

Accumulation unit activity
Units outstanding at beginning of year	1,088,178	—	29,415,216	4,116,948	14,122,466
Units purchased	9,107	475,697	121,371	19,833	375,657
Units redeemed	(122,595)	(145,240)	(3,185,029)	(272,318)	(1,459,823)
Units outstanding at end of year	974,690	330,457	26,351,558	3,864,463	13,038,300

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Core Plus Bond, Ser II(2)	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$2,178,771	$443,772	$(226,567)	$315	$(148,261)
Net realized gain (loss) on sales of investments	(559,162)	4,067,664	867,837	(72)	59,767
Distributions from capital gains	1,229,448	2,985,642	10,508,035	142	4,738,747
Net change in unrealized appreciation or depreciation of investments	(8,638,965)	(7,761,378)	(28,897,428)	(6,813)	(12,446,557)
Net increase (decrease) in net assets resulting from operations	(5,789,908)	(264,300)	(17,748,123)	(6,428)	(7,796,304)

Contract transactions
Contract purchase payments	1,631,992	1,130,576	341,700	304,923	104,220
Net transfers(1)	1,704,566	1,275,394	(573,043)	68,131	(876,960)
Transfers for policy loans	(9,014)	(7)	54,477	—	16,542
Adjustments to net assets allocated to contracts in payment period	(24,329)	(98,829)	(84,165)	—	(10,289)
Contract charges	(12,941)	(194,314)	(31,901)	—	(8,629)
Contract terminations:
Surrender benefits	(1,474,687)	(7,316,867)	(4,708,509)	(217)	(1,127,046)
Death benefits	(1,373,137)	(1,717,188)	(764,576)	—	(214,161)
Increase (decrease) from transactions	442,450	(6,921,235)	(5,766,017)	372,837	(2,116,323)
Net assets at beginning of year	37,476,335	102,721,762	84,521,242	—	25,333,362
Net assets at end of year	$32,128,877	$95,536,227	$61,007,102	$366,409	$15,420,735

Accumulation unit activity
Units outstanding at beginning of year	25,889,609	29,782,171	15,100,502	—	14,159,472
Units purchased	2,728,991	1,148,604	85,577	483,519	125,140
Units redeemed	(2,382,482)	(3,012,440)	(1,291,954)	(96,120)	(1,690,582)
Units outstanding at end of year	26,236,118	27,918,335	13,894,125	387,399	12,594,030

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II
Operations
Investment income (loss) — net	$(105,203)	$196,013	$71,122	$201,714	$(1,173,354)
Net realized gain (loss) on sales of investments	(98,323)	440,008	224,825	229,116	386,206
Distributions from capital gains	3,407,768	2,381,243	1,348,101	4,337,898	20,604,273
Net change in unrealized appreciation or depreciation of investments	(8,278,084)	(3,520,625)	(1,956,651)	(14,184,549)	(73,989,728)
Net increase (decrease) in net assets resulting from operations	(5,073,842)	(503,361)	(312,603)	(9,415,821)	(54,172,603)

Contract transactions
Contract purchase payments	80,376	131,475	100,267	368,237	3,037,501
Net transfers(1)	(514,018)	746,273	757,849	(921,481)	(2,910,895)
Transfers for policy loans	(9,923)	2,684	3,811	35,356	15,313
Adjustments to net assets allocated to contracts in payment period	—	(12,993)	(4,420)	(10,511)	(41,600)
Contract charges	(7,303)	(11,669)	(6,690)	(34,744)	(67,204)
Contract terminations:
Surrender benefits	(844,458)	(1,561,047)	(790,627)	(2,737,426)	(9,474,361)
Death benefits	(134,584)	(144,950)	(191,036)	(514,420)	(1,623,422)
Increase (decrease) from transactions	(1,429,910)	(850,227)	(130,846)	(3,814,989)	(11,064,668)
Net assets at beginning of year	16,458,004	20,231,760	11,041,090	49,860,377	168,529,839
Net assets at end of year	$9,954,252	$18,878,172	$10,597,641	$36,629,567	$103,292,568

Accumulation unit activity
Units outstanding at beginning of year	9,305,599	7,764,905	4,426,369	20,910,263	41,188,115
Units purchased	103,992	357,244	379,521	206,663	1,216,951
Units redeemed	(1,162,416)	(682,722)	(426,856)	(2,113,905)	(4,853,364)
Units outstanding at end of year	8,247,175	7,439,427	4,379,034	19,003,021	37,551,702

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(1,272,127)	$(341,519)	$2,745	$(693,364)	$(198,960)
Net realized gain (loss) on sales of investments	(5,407,382)	(25,396)	(31,480)	1,661,220	494,164
Distributions from capital gains	—	5,485,983	1,007,575	10,870,048	8,692,974
Net change in unrealized appreciation or depreciation of investments	(13,494,406)	(11,780,913)	(1,664,363)	(30,484,081)	(22,208,351)
Net increase (decrease) in net assets resulting from operations	(20,173,915)	(6,661,845)	(685,523)	(18,646,177)	(13,220,173)

Contract transactions
Contract purchase payments	1,117,638	421,927	31,642	2,802,651	169,825
Net transfers(1)	(5,515,116)	(850,665)	(281,613)	(1,520,729)	275,084
Transfers for policy loans	19,464	10,390	—	13,622	(2,381)
Adjustments to net assets allocated to contracts in payment period	(110,107)	79,526	—	(6,206)	(3,820)
Contract charges	(175,869)	(21,185)	(1,683)	(44,784)	(28,659)
Contract terminations:
Surrender benefits	(10,974,543)	(2,601,257)	(163,451)	(9,037,577)	(2,034,131)
Death benefits	(2,927,847)	(309,104)	(107,588)	(820,074)	(187,709)
Increase (decrease) from transactions	(18,566,380)	(3,270,368)	(522,693)	(8,613,097)	(1,811,791)
Net assets at beginning of year	164,758,410	46,666,479	3,503,246	112,645,506	33,693,940
Net assets at end of year	$126,018,115	$36,734,266	$2,295,030	$85,386,232	$18,661,976

Accumulation unit activity
Units outstanding at beginning of year	98,263,411	12,804,720	1,925,236	26,167,724	8,636,685
Units purchased	821,935	211,864	21,866	849,478	246,873
Units redeemed	(13,101,718)	(1,293,021)	(350,274)	(3,118,712)	(850,412)
Units outstanding at end of year	85,983,628	11,723,563	1,596,828	23,898,490	8,033,146

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Tech, Ser II(2)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Forty, Serv(2)
Operations
Investment income (loss) — net	$(1,838)	$(87,434)	$(110,190)	$524,050	$(1,199)
Net realized gain (loss) on sales of investments	(575)	966,779	448,234	(1,111,721)	(70)
Distributions from capital gains	175,542	3,608,990	2,652,366	916,457	11,369
Net change in unrealized appreciation or depreciation of investments	(235,866)	(28,983,212)	(6,022,365)	(9,466,231)	(14,023)
Net increase (decrease) in net assets resulting from operations	(62,737)	(24,494,877)	(3,031,955)	(9,137,445)	(3,923)

Contract transactions
Contract purchase payments	514,096	10,193,316	85,639	2,014,115	370,744
Net transfers(1)	38,852	365,263	(374,021)	(2,940,769)	111,050
Transfers for policy loans	—	12,078	12,448	(3,778)	—
Adjustments to net assets allocated to contracts in payment period	—	(7,209)	(6,326)	(4,535)	—
Contract charges	—	(39,533)	(4,709)	(16,653)	—
Contract terminations:
Surrender benefits	(572)	(7,518,842)	(1,198,586)	(3,945,851)	(645)
Death benefits	—	(1,933,252)	(80,541)	(719,048)	—
Increase (decrease) from transactions	552,376	1,071,821	(1,566,096)	(5,616,519)	481,149
Net assets at beginning of year	—	137,238,639	18,369,918	64,705,349	—
Net assets at end of year	$489,639	$113,815,583	$13,771,867	$49,951,385	$477,226

Accumulation unit activity
Units outstanding at beginning of year	—	87,751,802	5,925,669	54,881,528	—
Units purchased	627,735	10,396,899	36,342	2,353,147	550,417
Units redeemed	(18,181)	(9,933,428)	(619,272)	(7,519,342)	—
Units outstanding at end of year	609,554	88,215,273	5,342,739	49,715,333	550,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	JPM Ins Trust US Eq, Cl 2(2)	Lazard Ret Emer Mkts Eq, Serv(2)
Operations
Investment income (loss) — net	$(225,093)	$163,987	$(498,493)	$(5,918)	$411
Net realized gain (loss) on sales of investments	1,192,577	148,114	618,988	(445)	(14)
Distributions from capital gains	4,994,140	—	9,389,258	51,262	—
Net change in unrealized appreciation or depreciation of investments	(20,786,413)	(2,367,995)	(29,823,009)	(82,942)	(613)
Net increase (decrease) in net assets resulting from operations	(14,824,789)	(2,055,894)	(20,313,256)	(38,043)	(216)

Contract transactions
Contract purchase payments	495,152	573,249	1,435,582	1,742,174	41,539
Net transfers(1)	(2,664,020)	598,782	(1,106,847)	295,050	461
Transfers for policy loans	(8,696)	10,228	12,272	—	—
Adjustments to net assets allocated to contracts in payment period	(17,007)	(9,017)	(8,001)	—	—
Contract charges	(10,581)	(9,274)	(47,464)	—	—
Contract terminations:
Surrender benefits	(1,797,133)	(1,576,539)	(2,927,640)	(1,679)	(92)
Death benefits	(202,690)	(83,235)	(647,602)	—	—
Increase (decrease) from transactions	(4,204,975)	(495,806)	(3,289,700)	2,035,545	41,908
Net assets at beginning of year	41,319,625	21,627,126	66,913,894	—	—
Net assets at end of year	$22,289,861	$19,075,426	$43,310,938	$1,997,502	$41,692

Accumulation unit activity
Units outstanding at beginning of year	11,041,930	10,885,861	16,791,771	—	—
Units purchased	342,864	912,056	532,457	2,411,635	43,344
Units redeemed	(1,734,787)	(1,129,475)	(1,611,758)	(259,772)	—
Units outstanding at end of year	9,650,007	10,668,442	15,712,470	2,151,863	43,344

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Lazard Ret Global Dyn MA, Serv	Lord Abt Bond Debenture, Cl VC(2)	Lord Abt Short Dur Inc, Cl VC(2)	MFS Gbl Real Est, Serv Cl(2)	MFS Intl Gro, Serv Cl(2)
Operations
Investment income (loss) — net	$(134,094)	$38,663	$59,623	$1,136	$(1,078)
Net realized gain (loss) on sales of investments	(216,320)	(57)	(1,282)	(1,488)	36
Distributions from capital gains	755,885	458	—	14,345	9,810
Net change in unrealized appreciation or depreciation of investments	(3,543,174)	(47,587)	(61,173)	(40,586)	25,927
Net increase (decrease) in net assets resulting from operations	(3,137,703)	(8,523)	(2,832)	(26,593)	34,695

Contract transactions
Contract purchase payments	680,916	810,477	2,234,951	376,453	513,937
Net transfers(1)	(1,211,732)	87,347	47,238	44,851	48,480
Transfers for policy loans	(1,256)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,691)	—	—	—	—
Contract terminations:
Surrender benefits	(511,443)	(2,116)	(6,417)	(602)	(354)
Death benefits	(1,274,181)	—	—	—	—
Increase (decrease) from transactions	(2,323,387)	895,708	2,275,772	420,702	562,063
Net assets at beginning of year	17,082,677	—	—	—	—
Net assets at end of year	$11,621,587	$887,185	$2,272,940	$394,109	$596,758

Accumulation unit activity
Units outstanding at beginning of year	10,498,130	—	—	—	—
Units purchased	612,603	937,109	2,899,611	598,700	750,904
Units redeemed	(2,380,124)	(1,910)	(573,855)	(115,605)	(140,244)
Units outstanding at end of year	8,730,609	935,199	2,325,756	483,095	610,660

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Research Intl, Serv Cl(2)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(612,966)	$(272,760)	$1,845	$1,913,573	$(699,554)
Net realized gain (loss) on sales of investments	756,574	(993,962)	35	3,000,336	(12,779,593)
Distributions from capital gains	9,506,603	11,467,750	4,435	5,924,621	32,662,701
Net change in unrealized appreciation or depreciation of investments	(26,496,366)	(23,718,192)	(2,878)	(11,715,812)	(100,731,236)
Net increase (decrease) in net assets resulting from operations	(16,846,155)	(13,517,164)	3,437	(877,282)	(81,547,682)

Contract transactions
Contract purchase payments	451,934	174,037	330,769	3,884,667	4,019,386
Net transfers(1)	(50,600)	(1,164,766)	89,659	8,869,444	769,815
Transfers for policy loans	511	20,012	—	(8,407)	13,018
Adjustments to net assets allocated to contracts in payment period	(15,783)	(20,505)	—	39,136	(11,840)
Contract charges	(31,862)	(20,534)	—	(87,857)	(36,106)
Contract terminations:
Surrender benefits	(3,510,294)	(1,781,656)	(490)	(10,104,496)	(3,967,495)
Death benefits	(830,294)	(180,592)	—	(2,885,663)	(830,150)
Increase (decrease) from transactions	(3,986,388)	(2,974,004)	419,938	(293,176)	(43,372)
Net assets at beginning of year	84,817,334	45,048,689	—	154,358,056	129,812,191
Net assets at end of year	$63,984,791	$28,557,521	$423,375	$153,187,598	$48,221,137

Accumulation unit activity
Units outstanding at beginning of year	31,273,080	9,510,893	—	35,893,819	18,789,944
Units purchased	542,815	53,920	438,816	3,068,578	1,949,398
Units redeemed	(2,265,414)	(876,869)	—	(3,237,081)	(1,611,820)
Units outstanding at end of year	29,550,481	8,687,944	438,816	35,725,316	19,127,522

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$528,859	$52,544	$(129,678)	$(73,593)	$3,647,168
Net realized gain (loss) on sales of investments	(191,397)	20,720	339,442	(31,847)	(777,142)
Distributions from capital gains	591,577	3,282,684	1,357,209	1,349,030	4,500,582
Net change in unrealized appreciation or depreciation of investments	(5,877,371)	(5,876,053)	(4,850,159)	(2,154,459)	(15,202,572)
Net increase (decrease) in net assets resulting from operations	(4,948,332)	(2,520,105)	(3,283,186)	(910,869)	(7,831,964)

Contract transactions
Contract purchase payments	132,910	63,220	615,482	649,716	2,822,881
Net transfers(1)	(267,459)	34,005	(176,527)	1,611,254	1,933,211
Transfers for policy loans	13,030	(1,512)	2,724	218	5,267
Adjustments to net assets allocated to contracts in payment period	(2,988)	(133)	—	(159)	(48,834)
Contract charges	(15,408)	(9,959)	(5,574)	(1,650)	(51,997)
Contract terminations:
Surrender benefits	(1,394,866)	(651,098)	(797,884)	(172,734)	(3,940,349)
Death benefits	(154,927)	(72,879)	(56,739)	(219,371)	(976,431)
Increase (decrease) from transactions	(1,689,708)	(638,356)	(418,518)	1,867,274	(256,252)
Net assets at beginning of year	19,269,599	10,826,997	17,173,007	6,585,682	59,799,240
Net assets at end of year	$12,631,559	$7,668,536	$13,471,303	$7,542,087	$51,711,024

Accumulation unit activity
Units outstanding at beginning of year	11,544,956	6,174,544	4,555,538	5,209,287	28,909,936
Units purchased	193,727	136,797	328,410	1,931,202	3,010,894
Units redeemed	(1,396,665)	(602,001)	(445,358)	(352,244)	(3,035,220)
Units outstanding at end of year	10,342,018	5,709,340	4,438,590	6,788,245	28,885,610

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IB(2)
Operations
Investment income (loss) — net	$50,349	$796,531	$(102,207)	$70,566	$(1,140)
Net realized gain (loss) on sales of investments	(120,382)	(1,523,180)	196,298	(78,163)	191
Distributions from capital gains	1,077,979	—	2,134,789	1,100,571	—
Net change in unrealized appreciation or depreciation of investments	(2,403,669)	(8,506,581)	(3,680,608)	(2,949,905)	19,960
Net increase (decrease) in net assets resulting from operations	(1,395,723)	(9,233,230)	(1,451,728)	(1,856,931)	19,011

Contract transactions
Contract purchase payments	91,259	3,411,909	882,077	89,545	250,338
Net transfers(1)	(121,254)	(2,239,800)	(355,520)	146,039	5,798
Transfers for policy loans	340	2,888	8,421	3,600	—
Adjustments to net assets allocated to contracts in payment period	(453)	—	(13,100)	(2,072)	—
Contract charges	(1,404)	(14,186)	(16,472)	(6,159)	—
Contract terminations:
Surrender benefits	(133,472)	(2,898,711)	(1,804,098)	(707,404)	(345)
Death benefits	(243,385)	(438,201)	(409,166)	(216,115)	—
Increase (decrease) from transactions	(408,369)	(2,176,101)	(1,707,858)	(692,566)	255,791
Net assets at beginning of year	7,408,907	64,182,181	26,302,256	11,852,067	—
Net assets at end of year	$5,604,815	$52,772,850	$23,142,670	$9,302,570	$274,802

Accumulation unit activity
Units outstanding at beginning of year	4,797,712	56,072,313	5,820,632	5,339,956	—
Units purchased	101,524	5,127,304	534,211	124,388	272,883
Units redeemed	(403,790)	(6,830,920)	(703,212)	(503,283)	(2,931)
Units outstanding at end of year	4,495,446	54,368,697	5,651,631	4,961,061	269,952

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Lg Cap Val, Cl IB(2)	Put VT Sus Fut, Cl IB(2)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(6,769)	$(57)	$(312,446)	$(92,562)	$(90,528)
Net realized gain (loss) on sales of investments	359	(1)	1,549,506	908,512	235,081
Distributions from capital gains	—	—	11,422,063	4,915,568	3,267,391
Net change in unrealized appreciation or depreciation of investments	47,938	(173)	(35,424,222)	(15,213,008)	(6,692,815)
Net increase (decrease) in net assets resulting from operations	41,528	(231)	(22,765,099)	(9,481,490)	(3,280,871)

Contract transactions
Contract purchase payments	1,588,092	19,453	294,356	908,969	87,099
Net transfers(1)	127,171	7,499	(1,382,175)	(1,404,617)	(301,783)
Transfers for policy loans	—	—	35,856	38,849	12,565
Adjustments to net assets allocated to contracts in payment period	—	—	(46,499)	(7,159)	(24,344)
Contract charges	—	—	(32,168)	(16,316)	(3,400)
Contract terminations:
Surrender benefits	(1,021)	(64)	(5,370,969)	(2,312,389)	(774,502)
Death benefits	—	—	(1,056,969)	(308,977)	(118,815)
Increase (decrease) from transactions	1,714,242	26,888	(7,558,568)	(3,101,640)	(1,123,180)
Net assets at beginning of year	—	—	98,210,933	41,649,451	14,415,488
Net assets at end of year	$1,755,770	$26,657	$67,887,266	$29,066,321	$10,011,437

Accumulation unit activity
Units outstanding at beginning of year	—	—	14,648,873	7,904,079	1,880,895
Units purchased	2,186,861	29,256	60,836	410,941	16,386
Units redeemed	(443,065)	(72)	(1,450,095)	(923,399)	(195,123)
Units outstanding at end of year	1,743,796	29,184	13,259,614	7,391,621	1,702,158

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(224,881)	$63,370	$(288,689)	$(8,037,126)	$(4,208,036)
Net realized gain (loss) on sales of investments	(1,189,945)	206,233	(429,692)	57,552,494	27,350,410
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(18,145)	1,120,659	(3,918,963)	(233,845,523)	(127,037,561)
Net increase (decrease) in net assets resulting from operations	(1,432,971)	1,390,262	(4,637,344)	(184,330,155)	(103,895,187)

Contract transactions
Contract purchase payments	738,621	53,143	2,625,800	48,596,297	4,334,279
Net transfers(1)	(1,089,923)	(156,783)	2,399,422	(49,039,327)	(7,244,186)
Transfers for policy loans	1,304	2,795	(3,375)	157,855	66,272
Adjustments to net assets allocated to contracts in payment period	—	(16,539)	—	(174,022)	—
Contract charges	(6,183)	(3,304)	(8,354)	(4,539,432)	(2,387,250)
Contract terminations:
Surrender benefits	(1,223,734)	(639,417)	(1,693,424)	(50,885,195)	(30,749,757)
Death benefits	(485,360)	(92,880)	(1,149,038)	(7,698,791)	(2,831,594)
Increase (decrease) from transactions	(2,065,275)	(852,985)	2,171,031	(63,582,615)	(38,812,236)
Net assets at beginning of year	24,169,211	9,570,041	30,257,598	993,245,061	560,595,878
Net assets at end of year	$20,670,965	$10,107,318	$27,791,285	$745,332,291	$417,888,455

Accumulation unit activity
Units outstanding at beginning of year	28,020,708	2,361,013	26,220,604	379,326,849	212,647,443
Units purchased	1,208,653	13,082	4,478,958	25,878,067	2,246,640
Units redeemed	(3,763,790)	(208,548)	(2,629,894)	(52,015,176)	(19,327,067)
Units outstanding at end of year	25,465,571	2,165,547	28,069,668	353,189,740	195,567,016

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(5,003,306)	$(3,357,770)	$(2,249,770)	$(3,249,101)	$(5,914,400)
Net realized gain (loss) on sales of investments	7,092,955	10,862,285	1,277,906	1,479,131	4,409,484
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(94,183,209)	(73,130,353)	(47,682,193)	(63,757,481)	(110,908,401)
Net increase (decrease) in net assets resulting from operations	(92,093,560)	(65,625,838)	(48,654,057)	(65,527,451)	(112,413,317)

Contract transactions
Contract purchase payments	14,559,633	547,464	3,344,430	12,262,707	4,866,057
Net transfers(1)	15,035,831	5,236,724	767,993	55,374,608	31,307,423
Transfers for policy loans	21,219	(9,819)	13,720	—	9,078
Adjustments to net assets allocated to contracts in payment period	16,716	—	59,087	(51,652)	108,224
Contract charges	(4,015,528)	(2,381,260)	(3,476,994)	(5,003,845)	(9,233,680)
Contract terminations:
Surrender benefits	(45,430,706)	(35,741,443)	(7,339,288)	(9,005,900)	(44,927,692)
Death benefits	(10,112,094)	(12,166,580)	(1,346,152)	(1,482,455)	(4,953,169)
Increase (decrease) from transactions	(29,924,929)	(44,514,914)	(7,977,204)	52,093,463	(22,823,759)
Net assets at beginning of year	575,775,599	419,557,072	266,274,624	351,655,200	683,876,041
Net assets at end of year	$453,757,110	$309,416,320	$209,643,363	$338,221,212	$548,638,965

Accumulation unit activity
Units outstanding at beginning of year	386,139,654	279,903,504	203,989,154	246,733,059	529,356,637
Units purchased	24,780,842	5,042,309	3,520,283	55,460,531	35,778,726
Units redeemed	(46,862,933)	(38,253,566)	(11,223,503)	(12,662,989)	(54,456,018)
Units outstanding at end of year	364,057,563	246,692,247	196,285,934	289,530,601	510,679,345

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(12,343,695)	$(106,289,118)	$(124,361,538)	$(66,871,661)	$(51,545,684)
Net realized gain (loss) on sales of investments	24,379,309	186,040,393	299,742,787	181,595,611	314,447,890
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(268,324,706)	(2,699,396,473)	(2,968,538,341)	(1,482,814,832)	(1,387,251,880)
Net increase (decrease) in net assets resulting from operations	(256,289,092)	(2,619,645,198)	(2,793,157,092)	(1,368,090,882)	(1,124,349,674)

Contract transactions
Contract purchase payments	10,927,181	50,627,579	57,878,040	133,226,979	7,374,155
Net transfers(1)	(29,919,440)	(69,059,428)	(163,523,659)	257,616,673	13,073,424
Transfers for policy loans	(2,110)	(4,936)	27,735	83,598	101,821
Adjustments to net assets allocated to contracts in payment period	(119,754)	(154,978)	334,854	(382,303)	—
Contract charges	(18,067,075)	(165,842,314)	(190,254,372)	(69,197,916)	(40,921,377)
Contract terminations:
Surrender benefits	(67,099,038)	(386,009,525)	(577,774,091)	(522,501,281)	(461,101,466)
Death benefits	(17,898,572)	(72,737,951)	(111,833,223)	(94,499,136)	(100,297,744)
Increase (decrease) from transactions	(122,178,808)	(643,181,553)	(985,144,716)	(295,653,386)	(581,771,187)
Net assets at beginning of year	1,472,908,498	13,115,191,242	14,986,545,749	7,909,031,674	6,649,080,135
Net assets at end of year	$1,094,440,598	$9,852,364,491	$11,208,243,941	$6,245,287,406	$4,942,959,274

Accumulation unit activity
Units outstanding at beginning of year	1,036,905,704	7,665,950,739	9,058,516,734	3,901,973,231	3,257,132,964
Units purchased	10,526,746	35,507,611	39,344,236	222,538,110	17,479,739
Units redeemed	(109,068,399)	(486,521,183)	(742,119,084)	(393,343,258)	(344,291,198)
Units outstanding at end of year	938,364,051	7,214,937,167	8,355,741,886	3,731,168,083	2,930,321,505

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2
Operations
Investment income (loss) — net	$(23,622,703)	$(13,566,570)	$(11,609,979)	$(9,139,565)	$52,260
Net realized gain (loss) on sales of investments	197,666,019	112,718,552	38,523,338	54,926,054	(253,409)
Distributions from capital gains	—	—	—	—	101,705
Net change in unrealized appreciation or depreciation of investments	(702,476,866)	(422,560,131)	(251,565,641)	(234,885,744)	(2,057,602)
Net increase (decrease) in net assets resulting from operations	(528,433,550)	(323,408,149)	(224,652,282)	(189,099,255)	(2,157,046)

Contract transactions
Contract purchase payments	107,548,275	9,908,972	25,975,658	1,190,064	1,842,177
Net transfers(1)	(233,273,551)	(57,171,691)	(15,263,173)	(11,917,231)	(483,290)
Transfers for policy loans	117,435	201,181	79,807	121,257	214
Adjustments to net assets allocated to contracts in payment period	(125,989)	—	(108)	—	—
Contract charges	(13,401,044)	(6,694,445)	(8,434,425)	(6,210,923)	(7,332)
Contract terminations:
Surrender benefits	(180,136,205)	(120,989,871)	(84,196,230)	(83,337,580)	(493,949)
Death benefits	(25,986,262)	(14,513,278)	(31,135,421)	(29,714,645)	(355,957)
Increase (decrease) from transactions	(345,257,341)	(189,259,132)	(112,973,892)	(129,869,058)	501,863
Net assets at beginning of year	2,993,306,501	1,824,824,327	1,363,431,627	1,162,608,008	14,907,101
Net assets at end of year	$2,119,615,610	$1,312,157,046	$1,025,805,453	$843,639,695	$13,251,918

Accumulation unit activity
Units outstanding at beginning of year	1,295,508,959	783,175,851	787,086,042	665,339,212	11,968,047
Units purchased	58,995,805	5,124,837	19,172,511	1,254,016	1,933,776
Units redeemed	(227,299,089)	(98,758,646)	(93,638,039)	(85,548,809)	(1,479,019)
Units outstanding at end of year	1,127,205,675	689,542,042	712,620,514	581,044,419	12,422,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$(121,504)	$(175,895)	$83,908	$(363,206)	$236,048
Net realized gain (loss) on sales of investments	613,904	1,582,325	(216,494)	(527,824)	(311,064)
Distributions from capital gains	—	—	2,295,048	2,029,569	—
Net change in unrealized appreciation or depreciation of investments	(2,819,569)	(5,608,448)	(5,317,247)	(13,484,420)	(3,004,467)
Net increase (decrease) in net assets resulting from operations	(2,327,169)	(4,202,018)	(3,154,785)	(12,345,881)	(3,079,483)

Contract transactions
Contract purchase payments	568,512	70,099	1,652,711	2,466,169	2,250,041
Net transfers(1)	200,103	(602,752)	2,245,356	(376,435)	766,703
Transfers for policy loans	1,282	4,070	255	4,865	932
Adjustments to net assets allocated to contracts in payment period	—	(5,088)	—	—	—
Contract charges	(5,946)	(38,506)	(7,928)	(13,900)	(8,032)
Contract terminations:
Surrender benefits	(429,223)	(1,391,907)	(280,355)	(1,496,410)	(764,503)
Death benefits	(424,522)	(184,597)	(139,256)	(597,135)	(318,346)
Increase (decrease) from transactions	(89,794)	(2,148,681)	3,470,783	(12,846)	1,926,795
Net assets at beginning of year	12,507,297	23,706,731	14,773,899	44,209,921	23,456,438
Net assets at end of year	$10,090,334	$17,356,032	$15,089,897	$31,851,194	$22,303,750

Accumulation unit activity
Units outstanding at beginning of year	3,520,529	7,412,475	8,260,821	20,541,588	17,332,515
Units purchased	275,960	33,277	2,816,009	1,551,992	2,530,927
Units redeemed	(326,067)	(810,342)	(467,842)	(1,661,715)	(991,283)
Units outstanding at end of year	3,470,422	6,635,410	10,608,988	20,431,865	18,872,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Operations
Investment income (loss) — net	$(157,313)	$(113,223)	$(444,122)	$(3,013,981)	$(34,581,394)
Net realized gain (loss) on sales of investments	97,355	154,246	3,350,706	2,218,033	18,416,612
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,277,303)	(1,663,818)	(11,082,463)	(58,883,882)	(785,071,659)
Net increase (decrease) in net assets resulting from operations	(5,337,261)	(1,622,795)	(8,175,879)	(59,679,830)	(801,236,441)

Contract transactions
Contract purchase payments	2,230,545	1,871,662	337,610	6,232,871	42,423,938
Net transfers(1)	1,430,465	(20,443)	(770,184)	15,042,143	169,121,642
Transfers for policy loans	109	223	7,958	638	6,134
Adjustments to net assets allocated to contracts in payment period	—	—	(42,309)	72,113	—
Contract charges	(13,817)	(8,612)	(103,216)	(4,175,909)	(56,689,687)
Contract terminations:
Surrender benefits	(475,793)	(408,080)	(3,403,973)	(13,348,433)	(91,498,987)
Death benefits	(118,467)	(217,624)	(927,600)	(4,447,467)	(21,184,054)
Increase (decrease) from transactions	3,053,042	1,217,126	(4,901,714)	(624,044)	42,178,986
Net assets at beginning of year	16,539,840	10,986,530	60,409,319	343,216,204	4,081,955,233
Net assets at end of year	$14,255,621	$10,580,861	$47,331,726	$282,912,330	$3,322,897,778

Accumulation unit activity
Units outstanding at beginning of year	4,586,557	4,206,384	14,914,925	252,397,827	2,507,110,772
Units purchased	1,313,892	939,275	148,016	19,027,265	150,700,230
Units redeemed	(268,034)	(406,981)	(1,488,835)	(19,076,396)	(121,716,520)
Units outstanding at end of year	5,632,415	4,738,678	13,574,106	252,348,696	2,536,094,482

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(18,507,801)	$(1,500,367)	$35,296	$582,215
Net realized gain (loss) on sales of investments	14,519,545	(11,327,159)	(3,759,624)	(191,504)
Distributions from capital gains	—	60,652,447	20,477,078	—
Net change in unrealized appreciation or depreciation of investments	(393,616,718)	(130,030,971)	(73,329,368)	(2,273,185)
Net increase (decrease) in net assets resulting from operations	(397,604,974)	(82,206,050)	(56,576,618)	(1,882,474)

Contract transactions
Contract purchase payments	33,678,841	1,336,328	1,508,366	897,239
Net transfers(1)	30,104,817	(2,841,932)	(1,414,655)	(402,067)
Transfers for policy loans	32,560	49,734	40,931	1,090
Adjustments to net assets allocated to contracts in payment period	(47,893)	(65,293)	(31,812)	—
Contract charges	(28,061,203)	(144,926)	(112,506)	(3,005)
Contract terminations:
Surrender benefits	(59,415,946)	(12,996,540)	(8,693,402)	(358,415)
Death benefits	(13,613,655)	(2,084,761)	(1,623,958)	(110,725)
Increase (decrease) from transactions	(37,322,479)	(16,747,390)	(10,327,036)	24,117
Net assets at beginning of year	2,177,511,637	246,176,566	166,989,107	12,618,770
Net assets at end of year	$1,742,584,184	$147,223,126	$100,085,453	$10,760,413

Accumulation unit activity
Units outstanding at beginning of year	1,457,022,417	39,685,097	36,341,836	9,902,684
Units purchased	51,216,584	357,119	588,946	832,542
Units redeemed	(80,140,148)	(3,982,540)	(3,656,451)	(813,058)
Units outstanding at end of year	1,428,098,853	36,059,676	33,274,331	9,922,168

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AB VPS Sus Gbl Thematic, Cl B
Operations
Investment income (loss) — net	$59,057	$(196,761)	$650,380	$(1,460,009)	$(105,667)
Net realized gain (loss) on sales of investments	167,090	3,041,595	107,157	5,389,352	702,491
Distributions from capital gains	—	—	—	9,810,691	1,369,912
Net change in unrealized appreciation or depreciation of investments	636,151	15,971,360	7,267,136	18,768,497	194,497
Net increase (decrease) in net assets resulting from operations	862,298	18,816,194	8,024,673	32,508,531	2,161,233

Contract transactions
Contract purchase payments	1,327,579	573,804	979,981	13,678,379	126,789
Net transfers(1)	87,445	(1,769,487)	(1,400,207)	(2,669,193)	167,011
Transfers for policy loans	—	4,491	23,962	3,699	(799)
Adjustments to net assets allocated to contracts in payment period	—	(7,537)	(21,555)	(23,243)	75,275
Contract charges	(3,400)	(52,998)	(107,869)	(39,037)	(7,563)
Contract terminations:
Surrender benefits	(510,409)	(7,070,681)	(8,442,079)	(8,005,317)	(1,064,653)
Death benefits	(374,361)	(1,291,908)	(1,253,246)	(2,461,206)	(186,412)
Increase (decrease) from contract transactions	526,854	(9,614,316)	(10,221,013)	484,082	(890,352)
Net assets at beginning of year	10,461,123	73,637,954	83,458,737	119,644,495	10,373,650
Net assets at end of year	$11,850,275	$82,839,832	$81,262,397	$152,637,108	$11,644,531

Accumulation unit activity
Units outstanding at beginning of year	7,781,875	26,311,008	52,865,319	24,181,194	3,590,158
Units purchased	1,020,800	338,467	777,962	2,523,083	147,699
Units redeemed	(645,539)	(3,290,142)	(6,728,097)	(2,529,537)	(441,678)
Units outstanding at end of year	8,157,136	23,359,333	46,915,184	24,174,740	3,296,179

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(64,295)	$49,326	$(485,402)	$(1,287,917)	$292,818
Net realized gain (loss) on sales of investments	902,954	(2,148,707)	2,539,316	7,495,157	(282,739)
Distributions from capital gains	2,269,875	—	2,691,401	14,036,357	—
Net change in unrealized appreciation or depreciation of investments	313,008	3,730,280	6,595,143	(11,991,459)	8,055,043
Net increase (decrease) in net assets resulting from operations	3,421,542	1,630,899	11,340,458	8,252,138	8,065,122

Contract transactions
Contract purchase payments	131,091	262,971	976,357	6,729,771	2,572,561
Net transfers(1)	(382,857)	176,331	(2,161,570)	(3,944,090)	(814,335)
Transfers for policy loans	10,678	13,502	6,520	23,735	(3,367)
Adjustments to net assets allocated to contracts in payment period	(51,141)	8,815	(16,193)	(38,056)	(6,121)
Contract charges	(14,112)	(31,786)	(30,594)	(58,462)	(12,449)
Contract terminations:
Surrender benefits	(2,208,703)	(2,886,759)	(4,203,192)	(9,994,554)	(1,939,010)
Death benefits	(229,339)	(363,705)	(900,074)	(2,410,684)	(468,886)
Increase (decrease) from contract transactions	(2,744,383)	(2,820,631)	(6,328,746)	(9,692,340)	(671,607)
Net assets at beginning of year	24,170,829	27,472,418	50,845,818	123,475,002	22,313,815
Net assets at end of year	$24,847,988	$26,282,686	$55,857,530	$122,034,800	$29,707,330

Accumulation unit activity
Units outstanding at beginning of year	7,351,426	16,330,827	12,694,376	23,583,472	31,725,253
Units purchased	42,016	392,087	238,261	1,307,684	3,932,972
Units redeemed	(823,652)	(1,970,418)	(1,663,900)	(3,002,948)	(4,646,824)
Units outstanding at end of year	6,569,790	14,752,496	11,268,737	21,888,208	31,011,401

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I
Operations
Investment income (loss) — net	$(64,372)	$(212,966)	$28,413	$(535,302)	$275,087
Net realized gain (loss) on sales of investments	352,797	1,368,381	1,698,944	4,327,491	1,708,004
Distributions from capital gains	270,932	708,368	—	4,011,620	—
Net change in unrealized appreciation or depreciation of investments	165,889	(8,150)	6,615,382	3,685,891	4,295,510
Net increase (decrease) in net assets resulting from operations	725,246	1,855,633	8,342,739	11,489,700	6,278,601

Contract transactions
Contract purchase payments	64,586	179,485	357,636	328,446	216,037
Net transfers(1)	(4,627)	252,906	(1,342,991)	(486,447)	(158,273)
Transfers for policy loans	5,873	6,538	1,761	304	4,101
Adjustments to net assets allocated to contracts in payment period	(5,987)	85,641	(25,240)	87,281	(144,283)
Contract charges	(1,983)	(17,806)	(24,681)	(34,969)	(5,756)
Contract terminations:
Surrender benefits	(727,941)	(2,229,297)	(4,346,154)	(5,277,317)	(2,771,188)
Death benefits	(41,015)	(218,128)	(583,140)	(1,085,901)	(332,381)
Increase (decrease) from contract transactions	(711,094)	(1,940,661)	(5,962,809)	(6,468,603)	(3,191,743)
Net assets at beginning of year	9,326,745	24,484,601	40,390,737	54,980,972	27,764,574
Net assets at end of year	$9,340,897	$24,399,573	$42,770,667	$60,002,069	$30,851,432

Accumulation unit activity
Units outstanding at beginning of year	3,870,709	9,218,342	14,792,583	11,056,907	6,915,778
Units purchased	45,802	234,173	158,411	134,071	52,784
Units redeemed	(319,759)	(945,346)	(2,110,083)	(1,300,588)	(722,373)
Units outstanding at end of year	3,596,752	8,507,169	12,840,911	9,890,390	6,246,189

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I	Col VP Bal, Cl 2(2)
Operations
Investment income (loss) — net	$1,090,958	$(191,588)	$79,523	$(225,584)	$(78,269)
Net realized gain (loss) on sales of investments	8,136,299	1,239,723	694,791	1,715,797	13,576
Distributions from capital gains	—	15,297,963	750,318	2,719,409	—
Net change in unrealized appreciation or depreciation of investments	25,646,194	(11,851,697)	1,777,567	(1,600,618)	668,358
Net increase (decrease) in net assets resulting from operations	34,873,451	4,494,401	3,302,199	2,609,004	603,665

Contract transactions
Contract purchase payments	6,154,561	7,696,707	119,736	196,937	24,579,553
Net transfers(1)	(886,768)	3,892,746	365,889	(744,489)	493,900
Transfers for policy loans	(15,456)	7,544	18,870	6,218	—
Adjustments to net assets allocated to contracts in payment period	161	(44,954)	(5,055)	(6,799)	—
Contract charges	(90,733)	(35,434)	(18,587)	(17,134)	(15)
Contract terminations:
Surrender benefits	(13,551,690)	(6,158,861)	(1,711,125)	(2,376,305)	(615,775)
Death benefits	(3,003,736)	(1,577,492)	(543,032)	(109,156)	(10,692)
Increase (decrease) from contract transactions	(11,393,661)	3,780,256	(1,773,304)	(3,050,728)	24,446,971
Net assets at beginning of year	155,092,987	83,867,747	24,245,668	22,942,015	—
Net assets at end of year	$178,572,777	$92,142,404	$25,774,563	$22,500,291	$25,050,636

Accumulation unit activity
Units outstanding at beginning of year	53,116,555	49,336,687	9,850,076	5,487,178	—
Units purchased	2,222,580	6,711,664	191,070	71,871	24,952,277
Units redeemed	(5,647,048)	(4,563,878)	(869,252)	(735,377)	(1,296,563)
Units outstanding at end of year	49,692,087	51,484,473	9,171,894	4,823,672	23,655,714

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 3, 2021 (commencement of operations) to December 31, 2021.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(6,484,480)	$(88,325)	$(1,370,268)	$(475,010)	$(3,841,542)
Net realized gain (loss) on sales of investments	29,817,890	(5,220)	7,969,262	2,630,683	31,172,594
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	54,883,342	1,944,287	20,033,628	9,047,559	76,142,366
Net increase (decrease) in net assets resulting from operations	78,216,752	1,850,742	26,632,622	11,203,232	103,473,418

Contract transactions
Contract purchase payments	18,477,378	1,185,189	6,527,815	5,410,264	2,161,468
Net transfers(1)	32,380,910	4,069,869	1,551,876	(952,923)	(6,278,695)
Transfers for policy loans	5,303	171	19,892	2,176	236,098
Adjustments to net assets allocated to contracts in payment period	(361,822)	—	(43,991)	—	(759,344)
Contract charges	(285,110)	(2,285)	(60,726)	(10,492)	(343,628)
Contract terminations:
Surrender benefits	(51,746,769)	(445,886)	(8,648,732)	(2,405,264)	(27,964,803)
Death benefits	(10,582,164)	(14,863)	(1,346,157)	(1,350,301)	(5,804,520)
Increase (decrease) from contract transactions	(12,112,274)	4,792,195	(2,000,023)	693,460	(38,753,424)
Net assets at beginning of year	577,611,892	4,373,218	118,781,485	36,161,780	347,018,872
Net assets at end of year	$643,716,370	$11,016,155	$143,414,084	$48,058,472	$411,738,866

Accumulation unit activity
Units outstanding at beginning of year	202,405,994	8,170,211	46,707,257	10,029,985	116,774,399
Units purchased	17,467,695	8,294,169	3,077,338	1,276,646	819,396
Units redeemed	(21,025,177)	(712,712)	(3,783,203)	(1,138,636)	(12,095,864)
Units outstanding at end of year	198,848,512	15,751,668	46,001,392	10,167,995	105,497,931

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(812,043)	$(3,890,394)	$376,805	$(162,028)	$28,865
Net realized gain (loss) on sales of investments	2,555,867	38,093,747	(11,950)	1,163,302	6,286,069
Distributions from capital gains	—	—	—	2,567,139	4,989,257
Net change in unrealized appreciation or depreciation of investments	13,812,933	58,412,482	(844,183)	(10,077,961)	(21,741,296)
Net increase (decrease) in net assets resulting from operations	15,556,757	92,615,835	(479,328)	(6,509,548)	(10,437,105)

Contract transactions
Contract purchase payments	9,082,759	2,998,840	947,183	8,721,857	1,285,816
Net transfers(1)	1,294,613	(10,277,483)	180,648	5,650,569	2,337,269
Transfers for policy loans	(31,793)	155,966	1,455	197	59,422
Adjustments to net assets allocated to contracts in payment period	—	(464,653)	(6,600)	(507)	(37,784)
Contract charges	(20,325)	(316,191)	(4,664)	(20,614)	(116,763)
Contract terminations:
Surrender benefits	(4,080,204)	(40,291,947)	(1,120,251)	(3,260,823)	(13,928,983)
Death benefits	(1,179,830)	(6,623,472)	(327,922)	(755,852)	(1,470,155)
Increase (decrease) from contract transactions	5,065,220	(54,818,940)	(330,151)	10,334,827	(11,871,178)
Net assets at beginning of year	62,076,670	395,050,772	14,139,515	62,343,485	139,658,114
Net assets at end of year	$82,698,647	$432,847,667	$13,330,036	$66,168,764	$117,349,831

Accumulation unit activity
Units outstanding at beginning of year	26,193,210	128,498,033	12,121,739	32,763,943	38,325,602
Units purchased	3,938,407	963,402	1,182,709	7,593,216	1,104,415
Units redeemed	(2,165,232)	(16,713,870)	(1,450,039)	(2,389,458)	(4,399,259)
Units outstanding at end of year	27,966,385	112,747,565	11,854,409	37,967,701	35,030,758

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$253,847	$1,879,751	$(1,055,483)	$(1,127,687)	$2,018,107
Net realized gain (loss) on sales of investments	(134,128)	(1,406,273)	(1)	1,029	57,937
Distributions from capital gains	—	—	10,412	12,025	—
Net change in unrealized appreciation or depreciation of investments	(128,267)	(330,010)	1	(1,028)	(194,283)
Net increase (decrease) in net assets resulting from operations	(8,548)	143,468	(1,045,071)	(1,115,661)	1,881,761

Contract transactions
Contract purchase payments	738,234	423,511	19,218,024	2,590,354	4,912,922
Net transfers(1)	710,861	2,585,606	(3,985,937)	5,797,329	1,894,528
Transfers for policy loans	824	11,550	7,874	84,050	787
Adjustments to net assets allocated to contracts in payment period	8,745	(44,740)	(978)	(35,993)	—
Contract charges	(1,501)	(97,195)	(29,133)	(113,005)	(12,272)
Contract terminations:
Surrender benefits	(746,656)	(5,754,873)	(10,902,506)	(30,005,151)	(3,797,152)
Death benefits	(312,932)	(1,596,283)	(2,331,595)	(2,394,779)	(595,568)
Increase (decrease) from contract transactions	397,575	(4,472,424)	1,975,749	(24,077,195)	2,403,245
Net assets at beginning of year	9,601,542	64,307,847	92,735,131	135,582,625	49,733,544
Net assets at end of year	$9,990,569	$59,978,891	$93,665,809	$110,389,769	$54,018,550

Accumulation unit activity
Units outstanding at beginning of year	9,357,201	38,476,819	100,549,172	123,714,814	27,678,809
Units purchased	1,417,263	1,887,024	23,847,947	8,640,465	3,750,872
Units redeemed	(1,045,773)	(4,482,274)	(21,796,809)	(30,920,199)	(2,492,152)
Units outstanding at end of year	9,728,691	35,881,569	102,600,310	101,435,080	28,937,529

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3
Operations
Investment income (loss) — net	$6,311,997	$2,138,194	$7,800,651	$1,388,663	$7,334,497
Net realized gain (loss) on sales of investments	608,623	(182,296)	(1,479,714)	264,394	1,768,096
Distributions from capital gains	—	—	—	5,004,217	23,329,427
Net change in unrealized appreciation or depreciation of investments	(901,222)	(1,150,938)	(2,926,111)	(7,844,641)	(36,576,830)
Net increase (decrease) in net assets resulting from operations	6,019,398	804,960	3,394,826	(1,187,367)	(4,144,810)

Contract transactions
Contract purchase payments	810,067	1,582,032	528,902	9,684,742	1,760,047
Net transfers(1)	1,138,718	92,824	879,068	1,379,135	6,254,809
Transfers for policy loans	17,338	353	6,348	1,576	63,667
Adjustments to net assets allocated to contracts in payment period	(199,444)	—	(22,274)	(5,543)	(295,072)
Contract charges	(98,381)	(7,259)	(144,742)	(11,841)	(361,384)
Contract terminations:
Surrender benefits	(14,776,330)	(1,425,726)	(9,725,669)	(4,102,217)	(32,617,663)
Death benefits	(3,366,123)	(391,021)	(2,206,786)	(2,252,236)	(7,034,092)
Increase (decrease) from contract transactions	(16,474,155)	(148,797)	(10,685,153)	4,693,616	(32,229,688)
Net assets at beginning of year	163,849,224	27,224,524	101,998,697	66,937,655	342,522,574
Net assets at end of year	$153,394,467	$27,880,687	$94,708,370	$70,443,904	$306,148,076

Accumulation unit activity
Units outstanding at beginning of year	55,713,045	15,673,559	42,051,511	47,137,520	160,950,028
Units purchased	785,933	1,280,454	761,238	8,217,298	4,094,817
Units redeemed	(6,260,912)	(1,392,395)	(5,098,842)	(4,979,791)	(19,362,419)
Units outstanding at end of year	50,238,066	15,561,618	37,713,907	50,375,027	145,682,426

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 2(2)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$(1,072,372)	$(1,408,993)	$(80,935)	$(5,537,314)	$239,472
Net realized gain (loss) on sales of investments	6,704,042	20,383,264	24,624	31,235,480	371,727
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	17,011,153	20,515,470	1,624,790	102,912,300	(1,862,620)
Net increase (decrease) in net assets resulting from operations	22,642,823	39,489,741	1,568,479	128,610,466	(1,251,421)

Contract transactions
Contract purchase payments	14,205,570	930,296	24,101,694	21,055,037	8,548,986
Net transfers(1)	1,909,350	(4,638,996)	1,759,022	12,451,851	5,244,702
Transfers for policy loans	2,994	(13,621)	—	47,119	7,729
Adjustments to net assets allocated to contracts in payment period	—	(40,395)	—	(303,737)	(3,301)
Contract charges	(28,354)	(116,309)	(8)	(227,827)	(22,899)
Contract terminations:
Surrender benefits	(4,712,769)	(16,584,678)	(209,862)	(36,841,369)	(5,180,675)
Death benefits	(2,549,608)	(3,365,035)	(552,513)	(8,868,452)	(2,052,688)
Increase (decrease) from contract transactions	8,827,183	(23,828,738)	25,098,333	(12,687,378)	6,541,854
Net assets at beginning of year	80,334,555	152,397,074	—	479,899,896	62,924,400
Net assets at end of year	$111,804,561	$168,058,077	$26,666,812	$595,822,984	$68,214,833

Accumulation unit activity
Units outstanding at beginning of year	17,772,218	55,015,614	—	152,957,505	54,108,549
Units purchased	3,311,910	417,521	24,116,806	10,297,105	13,191,269
Units redeemed	(1,641,526)	(8,054,744)	(695,327)	(13,351,658)	(7,565,162)
Units outstanding at end of year	19,442,602	47,378,391	23,421,479	149,902,952	59,734,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period May 3, 2021 (commencement of operations) to December 31, 2021.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$128,043	$7,422	$112,479	$(464,795)	$(387,643)
Net realized gain (loss) on sales of investments	94,308	423,128	1,858,180	1,342,450	2,253,370
Distributions from capital gains	871,481	672,774	1,350,406	—	—
Net change in unrealized appreciation or depreciation of investments	(2,557,361)	1,205,620	2,236,570	7,205,171	6,789,334
Net increase (decrease) in net assets resulting from operations	(1,463,529)	2,308,944	5,557,635	8,082,826	8,655,061

Contract transactions
Contract purchase payments	898,509	5,230,164	688,339	10,303,940	427,604
Net transfers(1)	(6,269,175)	4,489,662	(111,034)	9,029,569	10,589,206
Transfers for policy loans	(515)	287	50,247	2,143	(2,619)
Adjustments to net assets allocated to contracts in payment period	(10,035)	51,777	(279,371)	—	(14,439)
Contract charges	(6,671)	(6,688)	(40,955)	(9,003)	(23,637)
Contract terminations:
Surrender benefits	(2,237,743)	(1,678,945)	(6,073,247)	(2,322,477)	(3,679,961)
Death benefits	(463,530)	(318,072)	(957,770)	(584,609)	(746,813)
Increase (decrease) from contract transactions	(8,089,160)	7,768,185	(6,723,791)	16,419,563	6,549,341
Net assets at beginning of year	27,008,491	26,028,986	64,166,474	29,242,906	31,992,998
Net assets at end of year	$17,455,802	$36,106,115	$63,000,318	$53,745,295	$47,197,400

Accumulation unit activity
Units outstanding at beginning of year	19,114,334	14,948,482	36,058,004	9,450,071	10,598,368
Units purchased	824,181	5,226,017	580,626	5,296,569	3,211,302
Units redeemed	(7,026,406)	(1,110,262)	(4,069,317)	(811,027)	(1,260,541)
Units outstanding at end of year	12,912,109	19,064,237	32,569,313	13,935,613	12,549,129

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(398,134)	$(971,126)	$(405,413)	$(426,924)	$(229,729)
Net realized gain (loss) on sales of investments	2,618,513	9,147,963	1,763,896	4,993,441	1,271,369
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,508,077	5,475,102	8,062,081	7,958,998	3,668,262
Net increase (decrease) in net assets resulting from operations	4,728,456	13,651,939	9,420,564	12,525,515	4,709,902

Contract transactions
Contract purchase payments	5,731,290	571,695	4,976,769	393,984	3,120,346
Net transfers(1)	(510,150)	(785,585)	1,354,085	(226,178)	1,592,638
Transfers for policy loans	(1,454)	14,006	(1,345)	8,126	(845)
Adjustments to net assets allocated to contracts in payment period	(2,640)	(81,480)	—	5,069	(423)
Contract charges	(9,568)	(53,747)	(8,137)	(33,513)	(5,370)
Contract terminations:
Surrender benefits	(2,234,870)	(8,924,794)	(2,365,431)	(5,344,093)	(994,017)
Death benefits	(226,489)	(936,017)	(404,288)	(673,425)	(209,769)
Increase (decrease) from contract transactions	2,746,119	(10,195,922)	3,551,653	(5,870,030)	3,502,560
Net assets at beginning of year	31,802,858	92,334,853	29,998,635	43,097,531	15,402,057
Net assets at end of year	$39,277,433	$95,790,870	$42,970,852	$49,753,016	$23,614,519

Accumulation unit activity
Units outstanding at beginning of year	9,287,761	24,410,008	10,747,272	15,060,312	5,864,923
Units purchased	1,681,724	193,221	2,019,096	229,847	1,590,616
Units redeemed	(999,216)	(2,571,403)	(993,609)	(2,019,900)	(496,729)
Units outstanding at end of year	9,970,269	22,031,826	11,772,759	13,270,259	6,958,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$(308,074)	$3,186,652	$123,467	$586,061	$467,375
Net realized gain (loss) on sales of investments	2,949,738	(346,809)	44,321	333,113	(1,388,840)
Distributions from capital gains	—	—	285,085	923,596	—
Net change in unrealized appreciation or depreciation of investments	6,069,610	(2,512,097)	(885,381)	(2,942,572)	3,721,400
Net increase (decrease) in net assets resulting from operations	8,711,274	327,746	(432,508)	(1,099,802)	2,799,935

Contract transactions
Contract purchase payments	329,787	7,637,774	2,775,116	390,575	261,477
Net transfers(1)	831,530	5,179,429	228,641	1,766,240	779,838
Transfers for policy loans	12,043	1,332	(81)	12,832	3,874
Adjustments to net assets allocated to contracts in payment period	(10,786)	—	(4,334)	(25,135)	(554)
Contract charges	(23,975)	(16,761)	(2,916)	(37,460)	(7,566)
Contract terminations:
Surrender benefits	(3,409,590)	(3,400,296)	(967,356)	(6,019,866)	(1,256,656)
Death benefits	(500,128)	(1,455,121)	(445,453)	(1,425,064)	(102,639)
Increase (decrease) from contract transactions	(2,771,119)	7,946,357	1,583,617	(5,337,878)	(322,226)
Net assets at beginning of year	30,098,657	71,367,425	16,346,159	61,785,566	10,127,662
Net assets at end of year	$36,038,812	$79,641,528	$17,497,268	$55,347,886	$12,605,371

Accumulation unit activity
Units outstanding at beginning of year	8,683,590	54,321,570	14,173,993	41,014,603	21,422,578
Units purchased	423,694	9,877,130	2,959,656	1,731,249	2,300,093
Units redeemed	(1,012,981)	(3,921,884)	(1,636,208)	(5,307,135)	(2,672,846)
Units outstanding at end of year	8,094,303	60,276,816	15,497,441	37,438,717	21,049,825

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 2
Operations
Investment income (loss) — net	$183,311	$(119,385)	$(146,545)	$5,751	$(744,541)
Net realized gain (loss) on sales of investments	152,992	75,992	(1,111,031)	(20,502)	2,895,030
Distributions from capital gains	395,069	489,081	1,431,678	2,499,564	—
Net change in unrealized appreciation or depreciation of investments	(898,909)	401,326	2,308,070	6,263,078	12,171,089
Net increase (decrease) in net assets resulting from operations	(167,537)	847,014	2,482,172	8,747,891	14,321,578

Contract transactions
Contract purchase payments	1,788,955	4,281,361	283,366	1,881,849	6,093,749
Net transfers(1)	(1,884,336)	5,410,047	7,695,695	(864,876)	772,034
Transfers for policy loans	201	14,932	6,345	(5,789)	(2,358)
Adjustments to net assets allocated to contracts in payment period	—	—	(27,229)	—	—
Contract charges	(2,942)	(3,726)	(177,166)	(7,370)	(18,104)
Contract terminations:
Surrender benefits	(1,414,156)	(1,273,838)	(6,320,628)	(2,431,442)	(3,884,274)
Death benefits	(147,107)	(366,386)	(1,348,016)	(291,767)	(1,401,368)
Increase (decrease) from contract transactions	(1,659,385)	8,062,390	112,367	(1,719,395)	1,559,679
Net assets at beginning of year	20,436,189	18,926,949	67,369,034	22,817,999	59,610,020
Net assets at end of year	$18,609,267	$27,836,353	$69,963,573	$29,846,495	$75,491,277

Accumulation unit activity
Units outstanding at beginning of year	15,574,954	13,758,376	39,638,358	12,536,530	21,072,935
Units purchased	1,442,865	7,086,402	4,737,297	919,835	2,361,738
Units redeemed	(2,732,025)	(1,267,301)	(4,584,748)	(1,733,636)	(1,883,178)
Units outstanding at end of year	14,285,794	19,577,477	39,790,907	11,722,729	21,551,495

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP MS Adv, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2
Operations
Investment income (loss) — net	$(454,666)	$(1,328,374)	$(538,565)	$(358,081)	$6,956
Net realized gain (loss) on sales of investments	3,429,188	15,354,532	3,123,907	1,043,527	11,559
Distributions from capital gains	—	—	—	—	818,975
Net change in unrealized appreciation or depreciation of investments	(5,433,115)	9,496,086	5,038,760	5,786,875	(1,349,151)
Net increase (decrease) in net assets resulting from operations	(2,458,593)	23,522,244	7,624,102	6,472,321	(511,661)

Contract transactions
Contract purchase payments	5,998,126	997,350	4,126,129	5,555,339	2,582,403
Net transfers(1)	2,379,669	(7,780,755)	(1,040,707)	802,481	(4,122,524)
Transfers for policy loans	257	32,124	1,585	(11,169)	1,851
Adjustments to net assets allocated to contracts in payment period	—	(30,943)	—	7,214	—
Contract charges	(16,493)	(113,651)	(13,931)	(5,320)	(1,993)
Contract terminations:
Surrender benefits	(1,767,667)	(14,169,173)	(2,584,159)	(1,480,256)	(989,457)
Death benefits	(830,453)	(2,083,689)	(1,096,923)	(785,529)	(100,559)
Increase (decrease) from contract transactions	5,763,439	(23,148,737)	(608,006)	4,082,760	(2,630,279)
Net assets at beginning of year	35,500,973	143,801,141	44,895,049	26,085,475	21,079,679
Net assets at end of year	$38,805,819	$144,174,648	$51,911,145	$36,640,556	$17,937,739

Accumulation unit activity
Units outstanding at beginning of year	6,352,342	62,336,420	9,749,200	10,703,414	17,212,515
Units purchased	1,523,267	429,534	856,066	2,508,772	2,456,920
Units redeemed	(545,345)	(9,575,566)	(967,500)	(1,051,401)	(4,617,013)
Units outstanding at end of year	7,330,264	53,190,388	9,637,766	12,160,785	15,052,422

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$(585,006)	$(387,207)	$(320,822)	$85,930	$77,165
Net realized gain (loss) on sales of investments	3,375,340	2,688,838	1,934,948	116,772	183,699
Distributions from capital gains	—	—	—	1,633,272	—
Net change in unrealized appreciation or depreciation of investments	10,481,703	8,373,773	2,434,578	(430,743)	1,080,002
Net increase (decrease) in net assets resulting from operations	13,272,037	10,675,404	4,048,704	1,405,231	1,340,866

Contract transactions
Contract purchase payments	5,732,270	364,554	1,957,832	626,152	478,037
Net transfers(1)	2,457,742	4,503,776	(193,385)	(365,340)	2,370,298
Transfers for policy loans	(2,241)	8,472	(14,027)	(365)	(1,942)
Adjustments to net assets allocated to contracts in payment period	—	(67,273)	—	(24,207)	(2,170)
Contract charges	(13,925)	(24,963)	(8,399)	(6,098)	(5,247)
Contract terminations:
Surrender benefits	(3,146,275)	(3,854,055)	(1,701,177)	(1,057,951)	(1,111,012)
Death benefits	(959,311)	(439,807)	(532,086)	(305,575)	(166,200)
Increase (decrease) from contract transactions	4,068,260	490,704	(491,242)	(1,133,384)	1,561,764
Net assets at beginning of year	43,610,267	34,991,576	27,283,332	15,965,029	12,104,333
Net assets at end of year	$60,950,564	$46,157,684	$30,840,794	$16,236,876	$15,006,963

Accumulation unit activity
Units outstanding at beginning of year	13,877,240	10,051,638	7,360,525	10,756,237	10,983,851
Units purchased	2,378,939	1,185,335	569,586	530,146	2,387,996
Units redeemed	(1,368,153)	(1,059,157)	(703,189)	(1,267,668)	(1,102,655)
Units outstanding at end of year	14,888,026	10,177,816	7,226,922	10,018,715	12,269,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl
Operations
Investment income (loss) — net	$1,544,914	$(5,570,583)	$605,282	$1,239,156	$(258,108)
Net realized gain (loss) on sales of investments	(192,035)	29,690,761	1,494,264	4,717,798	3,605,405
Distributions from capital gains	—	72,753,709	1,879,101	4,359,503	12,002,323
Net change in unrealized appreciation or depreciation of investments	713,488	36,860,615	4,979,124	10,046,685	1,337,221
Net increase (decrease) in net assets resulting from operations	2,066,367	133,734,502	8,957,771	20,363,142	16,686,841

Contract transactions
Contract purchase payments	725,692	24,961,417	195,393	511,062	477,942
Net transfers(1)	7,956,730	(15,718,467)	(131,110)	(2,087,304)	(1,940,420)
Transfers for policy loans	17,056	(22,946)	34,316	42,450	33,463
Adjustments to net assets allocated to contracts in payment period	(37,763)	(115,699)	(43,610)	(40,939)	(142,057)
Contract charges	(68,502)	(258,512)	(9,416)	(70,647)	(17,082)
Contract terminations:
Surrender benefits	(8,381,481)	(50,008,035)	(3,119,785)	(8,421,832)	(6,784,343)
Death benefits	(1,739,579)	(8,359,678)	(484,738)	(1,378,685)	(722,095)
Increase (decrease) from contract transactions	(1,527,847)	(49,521,920)	(3,558,950)	(11,445,895)	(9,094,592)
Net assets at beginning of year	78,847,717	534,239,456	37,318,832	86,752,324	71,388,806
Net assets at end of year	$79,386,237	$618,452,038	$42,717,653	$95,669,571	$78,981,055

Accumulation unit activity
Units outstanding at beginning of year	53,305,625	156,502,878	12,828,800	27,581,217	8,169,100
Units purchased	5,839,963	6,575,028	68,597	157,971	54,964
Units redeemed	(6,838,734)	(19,460,463)	(1,115,847)	(3,346,947)	(957,908)
Units outstanding at end of year	52,306,854	143,617,443	11,781,550	24,392,241	7,266,156

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(2,291,447)	$(45,709)	$(304,958)	$2,600,053	$5,044
Net realized gain (loss) on sales of investments	15,621,607	462,584	2,583,777	739,188	(1,011,058)
Distributions from capital gains	64,384,393	865,740	3,925,354	2,763,781	1,550,852
Net change in unrealized appreciation or depreciation of investments	7,060,050	679,386	2,656,645	(2,026,327)	14,866,940
Net increase (decrease) in net assets resulting from operations	84,774,603	1,962,001	8,860,818	4,076,695	15,411,778

Contract transactions
Contract purchase payments	14,293,891	87,769	451,932	10,368,555	707,257
Net transfers(1)	(9,979,147)	(105,147)	(260,477)	20,490,450	(1,602,967)
Transfers for policy loans	6,787	6,335	24,866	26,026	17,199
Adjustments to net assets allocated to contracts in payment period	(305,119)	(16,613)	(17,791)	79,148	80,030
Contract charges	(290,760)	(2,528)	(33,718)	(57,109)	(53,952)
Contract terminations:
Surrender benefits	(34,584,625)	(1,005,911)	(5,047,906)	(14,446,742)	(7,398,284)
Death benefits	(6,388,454)	(47,384)	(495,440)	(2,750,042)	(931,747)
Increase (decrease) from contract transactions	(37,247,427)	(1,083,479)	(5,378,534)	13,710,286	(9,182,464)
Net assets at beginning of year	364,896,085	11,088,443	50,424,137	159,417,632	64,477,036
Net assets at end of year	$412,423,261	$11,966,965	$53,906,421	$177,204,613	$70,706,350

Accumulation unit activity
Units outstanding at beginning of year	84,027,823	5,118,065	21,627,721	127,919,805	26,983,898
Units purchased	3,193,220	39,735	345,157	24,544,160	327,965
Units redeemed	(10,418,083)	(498,047)	(2,451,162)	(13,734,213)	(3,783,600)
Units outstanding at end of year	76,802,960	4,659,753	19,521,716	138,729,752	23,528,263

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$1,956,092	$1,384,031	$88,395	$(491,911)	$26,305
Net realized gain (loss) on sales of investments	197,568	440,372	1,517,427	4,654,578	43,136
Distributions from capital gains	—	—	3,571,332	17,101,983	—
Net change in unrealized appreciation or depreciation of investments	5,715,205	10,175,426	22,110,191	11,375,098	185,545
Net increase (decrease) in net assets resulting from operations	7,868,865	11,999,829	27,287,345	32,639,748	254,986

Contract transactions
Contract purchase payments	3,200,671	1,771,261	5,378,228	648,563	399,742
Net transfers(1)	1,588,870	(3,961,705)	698,714	(4,391,843)	667,970
Transfers for policy loans	4,014	10,665	287	33,444	—
Adjustments to net assets allocated to contracts in payment period	7,106	(15,215)	(29,380)	2,776	(290)
Contract charges	(19,410)	(41,814)	(67,016)	(117,403)	(2,994)
Contract terminations:
Surrender benefits	(3,638,449)	(6,056,507)	(12,479,285)	(12,030,403)	(265,100)
Death benefits	(1,275,179)	(1,476,246)	(1,902,148)	(1,473,291)	(102,123)
Increase (decrease) from contract transactions	(132,377)	(9,769,561)	(8,400,600)	(17,328,157)	697,205
Net assets at beginning of year	52,300,809	69,793,269	115,452,300	116,601,769	7,104,398
Net assets at end of year	$60,037,297	$72,023,537	$134,339,045	$131,913,360	$8,056,589

Accumulation unit activity
Units outstanding at beginning of year	38,727,567	32,570,347	28,578,192	19,376,417	7,249,521
Units purchased	3,650,464	724,344	1,621,935	105,841	1,100,388
Units redeemed	(3,902,670)	(4,929,441)	(3,406,317)	(2,588,248)	(409,971)
Units outstanding at end of year	38,475,361	28,365,250	26,793,810	16,894,010	7,939,938

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II
Operations
Investment income (loss) — net	$(22,516)	$(101,564)	$(138,356)	$(491,099)	$714,693
Net realized gain (loss) on sales of investments	235,742	6,607,895	1,232,126	4,279,950	(92,256)
Distributions from capital gains	1,262,179	26,340,265	1,900,396	6,770,259	1,183,548
Net change in unrealized appreciation or depreciation of investments	(263,513)	(3,959,781)	(1,224,146)	(4,716,344)	975,144
Net increase (decrease) in net assets resulting from operations	1,211,892	28,886,815	1,770,020	5,842,766	2,781,129

Contract transactions
Contract purchase payments	35,534	457,776	56,974	241,659	1,900,863
Net transfers(1)	(5,716)	(5,847,963)	(838,136)	(1,423,118)	1,370,155
Transfers for policy loans	5,030	14,125	26,391	3,824	(7,846)
Adjustments to net assets allocated to contracts in payment period	(2,886)	(109,184)	(2,419)	(246)	(132,305)
Contract charges	(1,512)	(163,660)	(4,633)	(134,750)	(13,553)
Contract terminations:
Surrender benefits	(685,397)	(10,054,746)	(1,552,141)	(4,950,635)	(2,738,539)
Death benefits	(129,452)	(1,924,410)	(125,084)	(1,474,381)	(479,104)
Increase (decrease) from contract transactions	(784,399)	(17,628,062)	(2,439,048)	(7,737,647)	(100,329)
Net assets at beginning of year	5,450,744	109,200,750	16,876,621	55,832,638	34,795,535
Net assets at end of year	$5,878,237	$120,459,503	$16,207,593	$53,937,757	$37,476,335

Accumulation unit activity
Units outstanding at beginning of year	1,238,111	34,241,674	4,758,183	16,180,255	25,879,810
Units purchased	14,959	129,636	21,586	117,039	2,452,759
Units redeemed	(164,892)	(4,956,094)	(662,821)	(2,174,828)	(2,442,960)
Units outstanding at end of year	1,088,178	29,415,216	4,116,948	14,122,466	25,889,609

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Dis Mid Cap Gro, Ser II	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$691,178	$(477,751)	$(209,747)	$(152,920)	$251,371
Net realized gain (loss) on sales of investments	5,232,699	1,854,999	1,211,002	999,509	794,838
Distributions from capital gains	—	1,807,432	2,634,410	1,890,018	77,648
Net change in unrealized appreciation or depreciation of investments	21,806,406	15,227,727	491,061	(32,705)	2,210,446
Net increase (decrease) in net assets resulting from operations	27,730,283	18,412,407	4,126,726	2,703,902	3,334,303

Contract transactions
Contract purchase payments	556,304	426,186	98,017	124,090	171,070
Net transfers(1)	(7,988,789)	(1,245,969)	(351,475)	(108,293)	(882,806)
Transfers for policy loans	26,969	58,401	(3,005)	(592)	(7,656)
Adjustments to net assets allocated to contracts in payment period	106,877	(106,705)	(13,525)	—	(13,225)
Contract charges	(223,371)	(31,595)	(11,858)	(10,112)	(12,170)
Contract terminations:
Surrender benefits	(9,491,753)	(5,065,502)	(2,195,276)	(1,980,606)	(1,794,322)
Death benefits	(2,652,564)	(981,939)	(471,186)	(232,904)	(318,656)
Increase (decrease) from contract transactions	(19,666,327)	(6,947,123)	(2,948,308)	(2,208,417)	(2,857,765)
Net assets at beginning of year	94,657,806	73,055,958	24,154,944	15,962,519	19,755,222
Net assets at end of year	$102,721,762	$84,521,242	$25,333,362	$16,458,004	$20,231,760

Accumulation unit activity
Units outstanding at beginning of year	36,169,809	16,460,595	15,946,166	10,622,430	8,940,507
Units purchased	292,788	97,221	59,927	229,224	71,813
Units redeemed	(6,680,426)	(1,457,314)	(1,846,621)	(1,546,055)	(1,247,415)
Units outstanding at end of year	29,782,171	15,100,502	14,159,472	9,305,599	7,764,905

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Div Divd, Ser II	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$103,230	$75,334	$(1,631,532)	$5,740,020	$(421,074)
Net realized gain (loss) on sales of investments	448,905	2,297,283	7,307,378	(2,188,526)	1,446,284
Distributions from capital gains	43,591	3,490,903	8,614,086	—	5,151,332
Net change in unrealized appreciation or depreciation of investments	1,203,882	(3,412,247)	7,402,734	(11,887,113)	(1,366,448)
Net increase (decrease) in net assets resulting from operations	1,799,608	2,451,273	21,692,666	(8,335,619)	4,810,094

Contract transactions
Contract purchase payments	117,000	485,976	6,581,459	2,294,250	449,975
Net transfers(1)	(256,421)	(298,810)	(2,423,052)	(984,386)	(621,883)
Transfers for policy loans	1,281	20,539	12,245	42,444	1,278
Adjustments to net assets allocated to contracts in payment period	(4,431)	(17,494)	(57,217)	(129,541)	(16,126)
Contract charges	(7,368)	(42,019)	(83,877)	(213,558)	(25,004)
Contract terminations:
Surrender benefits	(1,464,727)	(5,224,847)	(13,307,611)	(16,522,214)	(3,950,736)
Death benefits	(200,871)	(711,156)	(2,101,151)	(3,884,325)	(534,098)
Increase (decrease) from contract transactions	(1,815,537)	(5,787,811)	(11,379,204)	(19,397,330)	(4,696,594)
Net assets at beginning of year	11,057,019	53,196,915	158,216,377	192,491,359	46,552,979
Net assets at end of year	$11,041,090	$49,860,377	$168,529,839	$164,758,410	$46,666,479

Accumulation unit activity
Units outstanding at beginning of year	5,208,842	23,325,526	44,144,319	109,621,404	14,172,573
Units purchased	88,807	379,845	1,720,979	2,000,752	333,032
Units redeemed	(871,280)	(2,795,108)	(4,677,183)	(13,358,745)	(1,700,885)
Units outstanding at end of year	4,426,369	20,910,263	41,188,115	98,263,411	12,804,720

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Main St, Ser II	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$(15,928)	$(892,136)	$(299,529)	$(434,932)	$(104,330)
Net realized gain (loss) on sales of investments	49,546	4,659,608	3,158,396	2,195,841	918,661
Distributions from capital gains	187,035	7,022,394	3,127,088	874,263	1,611,556
Net change in unrealized appreciation or depreciation of investments	516,601	9,575,754	(1,508,917)	14,800,924	173,947
Net increase (decrease) in net assets resulting from operations	737,254	20,365,620	4,477,038	17,436,096	2,599,834

Contract transactions
Contract purchase payments	32,596	5,224,927	181,086	19,550,293	107,956
Net transfers(1)	55,329	(1,662,258)	(555,923)	8,188,514	(654,894)
Transfers for policy loans	738	6,557	(1,054)	25,811	25,048
Adjustments to net assets allocated to contracts in payment period	—	60,599	(5,232)	(7,978)	205
Contract charges	(1,769)	(49,079)	(37,924)	(36,008)	(4,680)
Contract terminations:
Surrender benefits	(234,467)	(8,718,766)	(3,785,541)	(6,588,928)	(1,027,203)
Death benefits	(62,178)	(1,431,971)	(1,093,043)	(1,742,484)	(160,102)
Increase (decrease) from contract transactions	(209,751)	(6,569,991)	(5,297,631)	19,389,220	(1,713,670)
Net assets at beginning of year	2,975,743	98,849,877	34,514,533	100,413,323	17,483,754
Net assets at end of year	$3,503,246	$112,645,506	$33,693,940	$137,238,639	$18,369,918

Accumulation unit activity
Units outstanding at beginning of year	2,060,067	27,781,304	10,030,437	74,252,503	6,521,022
Units purchased	79,348	1,441,536	49,479	19,309,467	45,502
Units redeemed	(214,179)	(3,055,116)	(1,443,231)	(5,810,168)	(640,855)
Units outstanding at end of year	1,925,236	26,167,724	8,636,685	87,751,802	5,925,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$414,238	$(298,207)	$41,619	$(636,405)	$279,340
Net realized gain (loss) on sales of investments	300,792	3,404,764	401,234	4,332,895	352,006
Distributions from capital gains	1,600,738	5,387,772	—	3,414,506	—
Net change in unrealized appreciation or depreciation of investments	(3,741,692)	(2,140,938)	2,072,091	4,154,442	1,077,776
Net increase (decrease) in net assets resulting from operations	(1,425,924)	6,353,391	2,514,944	11,265,438	1,709,122

Contract transactions
Contract purchase payments	4,063,778	223,958	156,497	3,258,114	1,038,355
Net transfers(1)	1,497,266	(1,138,737)	103,620	(1,968,466)	(685,839)
Transfers for policy loans	7,058	9,778	30,586	(2,917)	1,409
Adjustments to net assets allocated to contracts in payment period	(5,275)	(24,164)	(13,017)	7,126	—
Contract charges	(20,143)	(14,189)	(9,645)	(59,759)	(6,844)
Contract terminations:
Surrender benefits	(5,212,021)	(3,667,309)	(1,766,680)	(5,603,703)	(862,631)
Death benefits	(1,337,999)	(253,824)	(331,015)	(1,195,808)	(1,341,306)
Increase (decrease) from contract transactions	(1,007,336)	(4,864,487)	(1,829,654)	(5,565,413)	(1,856,856)
Net assets at beginning of year	67,138,609	39,830,721	20,941,836	61,213,869	17,230,411
Net assets at end of year	$64,705,349	$41,319,625	$21,627,126	$66,913,894	$17,082,677

Accumulation unit activity
Units outstanding at beginning of year	55,738,941	12,474,432	11,851,588	18,250,099	11,732,231
Units purchased	5,160,906	77,396	220,522	1,101,983	762,635
Units redeemed	(6,018,319)	(1,509,898)	(1,186,249)	(2,560,311)	(1,996,736)
Units outstanding at end of year	54,881,528	11,041,930	10,885,861	16,791,771	10,498,130

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(696,565)	$(420,738)	$839,926	$(1,558,713)	$266,605
Net realized gain (loss) on sales of investments	3,375,164	1,906,086	5,042,663	9,150,663	187,460
Distributions from capital gains	10,633,072	8,758,028	5,148,814	60,196,496	—
Net change in unrealized appreciation or depreciation of investments	4,471,245	(9,601,471)	6,925,841	(85,652,731)	3,402,540
Net increase (decrease) in net assets resulting from operations	17,782,916	641,905	17,957,244	(17,864,285)	3,856,605

Contract transactions
Contract purchase payments	499,932	275,524	3,330,836	12,357,578	167,309
Net transfers(1)	(3,036,904)	(876,412)	(5,885,189)	(5,207,801)	(644,382)
Transfers for policy loans	19,243	6,437	8,186	(9,382)	4,364
Adjustments to net assets allocated to contracts in payment period	7,478	(36,983)	(51,632)	23,146	(3,828)
Contract charges	(38,279)	(28,772)	(85,304)	(67,022)	(17,783)
Contract terminations:
Surrender benefits	(6,429,501)	(3,881,209)	(12,688,166)	(11,205,759)	(2,137,960)
Death benefits	(740,630)	(587,654)	(3,305,063)	(2,495,314)	(200,415)
Increase (decrease) from contract transactions	(9,718,661)	(5,129,069)	(18,676,332)	(6,604,554)	(2,832,695)
Net assets at beginning of year	76,753,079	49,535,853	155,077,144	154,281,030	18,245,689
Net assets at end of year	$84,817,334	$45,048,689	$154,358,056	$129,812,191	$19,269,599

Accumulation unit activity
Units outstanding at beginning of year	35,259,601	10,532,653	40,895,329	19,576,852	13,407,797
Units purchased	306,787	60,776	873,762	1,675,345	173,416
Units redeemed	(4,293,308)	(1,082,536)	(5,875,272)	(2,462,253)	(2,036,257)
Units outstanding at end of year	31,273,080	9,510,893	35,893,819	18,789,944	11,544,956

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Operations
Investment income (loss) — net	$(67,669)	$(132,660)	$(42,123)	$6,009,390	$90,644
Net realized gain (loss) on sales of investments	518,403	589,928	80,112	644,876	40,221
Distributions from capital gains	158,890	317,621	378,142	—	768,012
Net change in unrealized appreciation or depreciation of investments	667,966	2,256,662	451,929	1,692,060	(174,853)
Net increase (decrease) in net assets resulting from operations	1,277,590	3,031,551	868,060	8,346,326	724,024

Contract transactions
Contract purchase payments	89,685	1,086,355	503,534	1,087,141	1,311,375
Net transfers(1)	(111,389)	487,734	819,021	(1,560,869)	35,646
Transfers for policy loans	187	(66,518)	212	9,904	(680)
Adjustments to net assets allocated to contracts in payment period	(166)	—	1,522	(55,479)	(526)
Contract charges	(12,688)	(5,888)	(1,767)	(60,324)	(1,453)
Contract terminations:
Surrender benefits	(848,844)	(746,729)	(265,063)	(4,760,564)	(367,304)
Death benefits	(190,126)	(225,795)	(108,909)	(1,334,653)	(38,891)
Increase (decrease) from contract transactions	(1,073,341)	529,159	948,550	(6,674,844)	938,167
Net assets at beginning of year	10,622,748	13,612,297	4,769,072	58,127,758	5,746,716
Net assets at end of year	$10,826,997	$17,173,007	$6,585,682	$59,799,240	$7,408,907

Accumulation unit activity
Units outstanding at beginning of year	6,799,600	4,405,092	4,401,416	32,326,045	4,148,150
Units purchased	242,526	527,872	1,164,590	734,519	1,109,464
Units redeemed	(867,582)	(377,426)	(356,719)	(4,150,628)	(459,902)
Units outstanding at end of year	6,174,544	4,555,538	5,209,287	28,909,936	4,797,712

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$451,921	$65,477	$39,908	$(863,788)	$(279,676)
Net realized gain (loss) on sales of investments	(62,870)	502,662	349,154	3,587,695	1,612,538
Distributions from capital gains	2,799,333	2,034,402	443,114	8,562,172	3,701,541
Net change in unrealized appreciation or depreciation of investments	(4,769,563)	1,707,618	95,927	7,501,899	2,962,685
Net increase (decrease) in net assets resulting from operations	(1,581,179)	4,310,159	928,103	18,787,978	7,997,088

Contract transactions
Contract purchase payments	6,691,777	166,393	96,597	388,314	193,785
Net transfers(1)	(106,161)	(361,319)	219,152	(1,128,797)	194,532
Transfers for policy loans	12,101	(4,560)	21,750	47,303	(3,004)
Adjustments to net assets allocated to contracts in payment period	—	(13,555)	(2,553)	(55,263)	(503)
Contract charges	(17,541)	(17,253)	(7,538)	(32,616)	(18,127)
Contract terminations:
Surrender benefits	(4,336,394)	(2,331,493)	(908,981)	(6,042,286)	(2,561,252)
Death benefits	(924,799)	(266,195)	(314,936)	(639,913)	(377,406)
Increase (decrease) from contract transactions	1,318,983	(2,827,982)	(896,509)	(7,463,258)	(2,571,975)
Net assets at beginning of year	64,444,377	24,820,079	11,820,473	86,886,213	36,224,338
Net assets at end of year	$64,182,181	$26,302,256	$11,852,067	$98,210,933	$41,649,451

Accumulation unit activity
Units outstanding at beginning of year	54,941,667	6,499,927	5,739,938	15,847,265	8,423,998
Units purchased	7,112,830	84,631	162,147	71,171	154,402
Units redeemed	(5,982,184)	(763,926)	(562,129)	(1,269,563)	(674,321)
Units outstanding at end of year	56,072,313	5,820,632	5,339,956	14,648,873	7,904,079

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(122,225)	$(264,807)	$(14,706)	$3,296,248	$(9,985,336)
Net realized gain (loss) on sales of investments	832,416	(1,002,014)	165,789	701,242	123,104,730
Distributions from capital gains	629,979	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,271,698	(338,112)	1,719,089	(9,015,094)	26,729,264
Net increase (decrease) in net assets resulting from operations	3,611,868	(1,604,933)	1,870,172	(5,017,604)	139,848,658

Contract transactions
Contract purchase payments	97,886	1,028,835	84,796	3,240,532	55,244,968
Net transfers(1)	(626,538)	(338,448)	(297,920)	806,125	(96,215,962)
Transfers for policy loans	11,384	1,306	13,976	(222)	(52,227)
Adjustments to net assets allocated to contracts in payment period	(11,913)	—	(17,836)	—	71,371
Contract charges	(3,692)	(7,370)	(3,103)	(8,277)	(6,088,960)
Contract terminations:
Surrender benefits	(1,361,451)	(1,556,810)	(905,393)	(1,926,180)	(112,562,818)
Death benefits	(224,794)	(517,433)	(125,673)	(232,750)	(9,254,358)
Increase (decrease) from contract transactions	(2,119,118)	(1,389,920)	(1,251,153)	1,879,228	(168,857,986)
Net assets at beginning of year	12,922,738	27,164,064	8,951,022	33,395,974	1,022,254,389
Net assets at end of year	$14,415,488	$24,169,211	$9,570,041	$30,257,598	$993,245,061

Accumulation unit activity
Units outstanding at beginning of year	2,174,081	29,604,899	2,673,065	24,608,649	447,139,775
Units purchased	16,110	1,822,162	24,495	3,613,746	23,223,616
Units redeemed	(309,296)	(3,406,353)	(336,547)	(2,001,791)	(91,036,542)
Units outstanding at end of year	1,880,895	28,020,708	2,361,013	26,220,604	379,326,849

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(5,219,722)	$(6,204,994)	$(4,420,562)	$(2,434,077)	$(3,114,425)
Net realized gain (loss) on sales of investments	58,620,689	31,988,021	29,513,355	2,006,436	2,082,566
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	24,777,632	(15,216,853)	(16,939,698)	22,751,681	36,727,995
Net increase (decrease) in net assets resulting from operations	78,178,599	10,566,174	8,153,095	22,324,040	35,696,136

Contract transactions
Contract purchase payments	4,754,283	24,080,343	658,211	18,037,654	38,782,295
Net transfers(1)	(20,260,520)	(21,706,751)	(39,068,201)	17,688,196	26,075,023
Transfers for policy loans	168,897	(882)	15,315	4,253	—
Adjustments to net assets allocated to contracts in payment period	—	26,859	—	—	29,690
Contract charges	(2,788,281)	(4,804,176)	(2,886,162)	(3,070,405)	(3,827,090)
Contract terminations:
Surrender benefits	(61,199,679)	(68,632,841)	(42,066,189)	(7,055,823)	(6,559,743)
Death benefits	(1,420,324)	(15,702,196)	(13,978,112)	(2,153,028)	(2,370,582)
Increase (decrease) from contract transactions	(80,745,624)	(86,739,644)	(97,325,138)	23,450,847	52,129,593
Net assets at beginning of year	563,162,903	651,949,069	508,729,115	220,499,737	263,829,471
Net assets at end of year	$560,595,878	$575,775,599	$419,557,072	$266,274,624	$351,655,200

Accumulation unit activity
Units outstanding at beginning of year	244,947,371	444,638,598	345,596,844	185,210,047	207,705,529
Units purchased	2,425,786	21,539,265	466,390	28,495,480	48,442,160
Units redeemed	(34,725,714)	(80,038,209)	(66,159,730)	(9,716,373)	(9,414,630)
Units outstanding at end of year	212,647,443	386,139,654	279,903,504	203,989,154	246,733,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(7,500,662)	$(15,208,382)	$(124,041,821)	$(149,444,834)	$(77,383,980)
Net realized gain (loss) on sales of investments	32,446,991	49,507,034	163,790,957	309,373,814	243,493,278
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(13,791,546)	30,371,297	1,233,789,031	929,349,260	423,868,121
Net increase (decrease) in net assets resulting from operations	11,154,783	64,669,949	1,273,538,167	1,089,278,240	589,977,419

Contract transactions
Contract purchase payments	13,612,336	27,893,172	631,686,988	323,680,326	343,373,706
Net transfers(1)	(100,058,084)	(44,693,832)	286,115,406	77,681,919	393,614,699
Transfers for policy loans	8,837	3,494	36,925	(5,665)	158,037
Adjustments to net assets allocated to contracts in payment period	78,870	(143,132)	(188,802)	(90,413)	(427,246)
Contract charges	(10,384,721)	(18,750,206)	(154,986,850)	(189,721,623)	(66,526,329)
Contract terminations:
Surrender benefits	(48,926,691)	(73,867,133)	(529,087,779)	(690,549,890)	(727,440,844)
Death benefits	(7,740,582)	(17,701,631)	(70,985,638)	(115,638,088)	(116,929,331)
Increase (decrease) from contract transactions	(153,410,035)	(127,259,268)	162,590,250	(594,643,434)	(174,177,308)
Net assets at beginning of year	826,131,293	1,535,497,817	11,679,062,825	14,491,910,943	7,493,231,563
Net assets at end of year	$683,876,041	$1,472,908,498	$13,115,191,242	$14,986,545,749	$7,909,031,674

Accumulation unit activity
Units outstanding at beginning of year	649,931,678	1,128,541,922	7,572,902,104	9,435,051,253	3,989,791,192
Units purchased	11,486,230	21,599,330	556,761,387	255,133,843	374,291,606
Units redeemed	(132,061,271)	(113,235,548)	(463,712,752)	(631,668,362)	(462,109,567)
Units outstanding at end of year	529,356,637	1,036,905,704	7,665,950,739	9,058,516,734	3,901,973,231

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(64,157,043)	$(30,903,182)	$(17,347,361)	$(14,143,185)	$(11,674,237)
Net realized gain (loss) on sales of investments	448,928,334	319,262,379	175,005,221	66,740,923	79,928,393
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	144,748,521	49,284,812	44,656,033	10,770,713	(11,295,938)
Net increase (decrease) in net assets resulting from operations	529,519,812	337,644,009	202,313,893	63,368,451	56,958,218

Contract transactions
Contract purchase payments	10,094,339	108,824,297	11,618,814	52,598,860	1,286,863
Net transfers(1)	48,410,791	(207,633,721)	(52,948,795)	(3,998,384)	(9,636,369)
Transfers for policy loans	291,642	185,281	234,077	47,885	(11,411)
Adjustments to net assets allocated to contracts in payment period	—	(262,542)	—	14,849	—
Contract charges	(45,461,294)	(19,870,923)	(8,176,580)	(8,844,419)	(7,035,242)
Contract terminations:
Surrender benefits	(642,947,242)	(376,499,413)	(203,124,133)	(111,786,081)	(101,688,135)
Death benefits	(120,926,174)	(29,381,760)	(15,608,347)	(32,315,194)	(37,173,487)
Increase (decrease) from contract transactions	(750,537,938)	(524,638,781)	(268,004,964)	(104,282,484)	(154,257,781)
Net assets at beginning of year	6,870,098,261	3,180,301,273	1,890,515,398	1,404,345,660	1,259,907,571
Net assets at end of year	$6,649,080,135	$2,993,306,501	$1,824,824,327	$1,363,431,627	$1,162,608,008

Accumulation unit activity
Units outstanding at beginning of year	3,634,890,696	1,529,550,881	903,027,681	848,395,998	755,455,996
Units purchased	35,297,397	51,412,930	5,364,229	37,587,253	858,092
Units redeemed	(413,055,129)	(285,454,852)	(125,216,059)	(98,897,209)	(90,974,876)
Units outstanding at end of year	3,257,132,964	1,295,508,959	783,175,851	787,086,042	665,339,212

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$11,613	$(135,536)	$(207,894)	$61,181	$(446,873)
Net realized gain (loss) on sales of investments	44,460	906,593	3,098,193	141,115	736,620
Distributions from capital gains	372,070	—	—	—	1,919,674
Net change in unrealized appreciation or depreciation of investments	(808,588)	2,086,766	2,738,888	964,144	1,362,927
Net increase (decrease) in net assets resulting from operations	(380,445)	2,857,823	5,629,187	1,166,440	3,572,348

Contract transactions
Contract purchase payments	1,406,611	583,956	92,934	2,958,126	3,571,639
Net transfers(1)	370,799	(335,602)	(937,752)	3,153,551	2,485,142
Transfers for policy loans	207	(274)	2,381	(770)	445
Adjustments to net assets allocated to contracts in payment period	—	—	(5,429)	—	—
Contract charges	(2,154)	(3,745)	(46,733)	(2,272)	(10,237)
Contract terminations:
Surrender benefits	(697,481)	(848,423)	(2,332,246)	(458,146)	(2,214,890)
Death benefits	(367,181)	(313,003)	(408,059)	(158,230)	(508,813)
Increase (decrease) from contract transactions	710,801	(917,091)	(3,634,904)	5,492,259	3,323,286
Net assets at beginning of year	14,576,745	10,566,565	21,712,448	8,115,200	37,314,287
Net assets at end of year	$14,907,101	$12,507,297	$23,706,731	$14,773,899	$44,209,921

Accumulation unit activity
Units outstanding at beginning of year	11,429,080	3,799,945	8,698,696	5,100,769	18,932,554
Units purchased	1,780,074	205,869	100,563	3,524,259	3,018,193
Units redeemed	(1,241,107)	(485,285)	(1,386,784)	(364,207)	(1,409,159)
Units outstanding at end of year	11,968,047	3,520,529	7,412,475	8,260,821	20,541,588

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$180,729	$(158,279)	$(100,576)	$(532,712)	$(3,515,831)
Net realized gain (loss) on sales of investments	43,877	1,279,741	616,632	7,440,768	12,608,074
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,640,027	(256,688)	1,076,067	5,830,453	12,065,854
Net increase (decrease) in net assets resulting from operations	1,864,633	864,774	1,592,123	12,738,509	21,158,097

Contract transactions
Contract purchase payments	2,679,382	3,219,811	2,179,646	408,469	16,511,957
Net transfers(1)	1,796,793	(161,443)	907,899	(4,453,287)	(50,402,011)
Transfers for policy loans	1,309	320	317	13,138	657
Adjustments to net assets allocated to contracts in payment period	—	—	—	(103,083)	66,566
Contract charges	(4,283)	(3,022)	(3,049)	(124,630)	(4,330,948)
Contract terminations:
Surrender benefits	(891,801)	(579,647)	(450,557)	(5,646,629)	(17,155,449)
Death benefits	(214,126)	(108,228)	(144,968)	(967,036)	(3,637,651)
Increase (decrease) from contract transactions	3,367,274	2,367,791	2,489,288	(10,873,058)	(58,946,879)
Net assets at beginning of year	18,224,531	13,307,275	6,905,119	58,543,868	381,004,986
Net assets at end of year	$23,456,438	$16,539,840	$10,986,530	$60,409,319	$343,216,204

Accumulation unit activity
Units outstanding at beginning of year	14,867,870	3,947,581	3,231,295	17,789,270	298,160,760
Units purchased	3,371,316	1,191,463	1,253,282	118,611	12,541,193
Units redeemed	(906,671)	(552,487)	(278,193)	(2,992,956)	(58,304,126)
Units outstanding at end of year	17,332,515	4,586,557	4,206,384	14,914,925	252,397,827

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(36,725,805)	$(20,468,000)	$(400,367)	$(553,033)	$376,574
Net realized gain (loss) on sales of investments	29,473,073	21,728,344	2,018,498	3,317,098	34,970
Distributions from capital gains	—	—	8,567,612	2,544,504	—
Net change in unrealized appreciation or depreciation of investments	501,496,847	200,812,572	10,953,775	21,903,785	(411,974)
Net increase (decrease) in net assets resulting from operations	494,244,115	202,072,916	21,139,518	27,212,354	(430)

Contract transactions
Contract purchase payments	395,385,187	146,311,714	1,592,613	1,296,642	1,644,956
Net transfers(1)	(29,800,798)	(9,478,884)	(9,675,984)	(5,313,333)	1,021,546
Transfers for policy loans	(369)	9,194	66,718	32,653	684
Adjustments to net assets allocated to contracts in payment period	—	(55,007)	(328,812)	(31,115)	—
Contract charges	(47,117,589)	(25,414,663)	(198,583)	(152,245)	(3,271)
Contract terminations:
Surrender benefits	(100,974,840)	(57,500,275)	(26,512,044)	(16,501,439)	(724,726)
Death benefits	(21,902,747)	(13,957,159)	(3,141,130)	(2,162,203)	(177,020)
Increase (decrease) from contract transactions	195,588,844	39,914,920	(38,197,222)	(22,831,040)	1,762,169
Net assets at beginning of year	3,392,122,274	1,935,523,801	263,234,270	162,607,793	10,857,031
Net assets at end of year	$4,081,955,233	$2,177,511,637	$246,176,566	$166,989,107	$12,618,770

Accumulation unit activity
Units outstanding at beginning of year	2,383,120,370	1,429,369,072	45,839,020	41,614,091	8,499,174
Units purchased	259,375,681	107,808,383	290,327	350,712	2,271,142
Units redeemed	(135,385,279)	(80,155,038)	(6,444,250)	(5,622,967)	(867,632)
Units outstanding at end of year	2,507,110,772	1,457,022,417	39,685,097	36,341,836	9,902,684

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	113

Notes to Financial Statements

1. ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2019)

RiverSource® RAVA 5 ChoiceSM Variable Annuity (RAVA 5 Choice)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after June 22, 2020)

RiverSource® RAVA Apex Variable Annuity (RAVA Apex)

RiverSource® RAVA Vista Variable Annuity (RAVA Vista)

RiverSource® Flexible Portfolio Annuity (FPA)

RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)

RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3)*

RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets

114	∎ RIVERSOURCE VARIABLE ACCOUNT 10

and liabilities as of December 31, 2022, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (renamed to AB VPS Relative Value Portfolio (Class B) effective sometime during the second quarter of 2023)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B) (previously AB VPS Global Thematic Growth Portfolio (Class B))
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Adv SMID Cap VI, Cl III	BlackRock Advantage SMID Cap V.I. Fund (Class III)(1)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
BNY Mellon Sus US Eq, Serv	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares(1)
Calvert VP EAFE Intl Index, Cl F	Calvert VP EAFE International Index Portfolio – Class F(1)
Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index Portfolio – Class F(1)
Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP Russell 2000® Small Cap Index Portfolio – Class F(1)
Calvert VP SRI Bal, Cl F	Calvert VP SRI Balanced Portfolio – Class F(1)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 2	Columbia Variable Portfolio – Balanced Fund (Class 2)(2)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 2	Columbia Variable Portfolio – Large Cap Index Fund (Class 2)(2)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	115

Division	Fund
Col VP Select Lg Cap Eq, Cl 2	Columbia Variable Portfolio – Select Large Cap Equity Fund (Class 2)(1)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2))
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3))
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)(1)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)(1)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (previously CTIVP® – Loomis Sayles Growth Fund (Class 1))
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2) (previously CTIVP® – Loomis Sayles Growth Fund (Class 2))
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II
Del VIP for Inc, Serv Cl	Delaware VIP® Fund for Income Series – Service Class(1)
Del VIP Intl, Serv Cl	Delaware VIP® International Series – Service Class(1)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Serv Cl 2	Fidelity® VIP Emerging Markets Portfolio Service Class 2(1)
Fid VIP Energy, Serv Cl 2	Fidelity® VIP Energy Portfolio Service Class 2(1)
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Serv Cl 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2(1)
Fid VIP Intl Cap Appr, Serv Cl 2	Fidelity® VIP International Capital Appreciation Portfolio Service Class 2(1)
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2(1)
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Inc, Cl 4	Franklin Income VIP Fund – Class 4(1)
Frank Mutual Gbl Dis, Cl 4	Franklin Mutual Global Discovery VIP Fund – Class 4(1)
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
Frank Sm Cap Val, Cl 4	Franklin Small Cap Value VIP Fund – Class 4(1)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares

116	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
GS VIT Multi-Strategy Alt, Serv	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares(1)
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Serv	Goldman Sachs VIT Small Cap Equity Insights Fund – Service Shares(1)
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Plus Bond, Ser II	Invesco V.I. Core Plus Bond Fund, Series II Shares(1)
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser II	Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares (previously Invesco V.I. International Growth Fund, Series II Shares)
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Main St, Ser II	Invesco V.I. Main Street Fund®, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares(1)
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Henderson VIT Forty, Serv	Janus Henderson VIT Forty Portfolio: Service Shares(1)
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
JPM Ins Trust US Eq, Cl 2	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 2 Shares(1),(3)
Lazard Ret Emer Mkts Eq, Serv	Lazard Retirement Emerging Markets Equity Portfolio – Service Shares(1)
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC(1)
Lord Abt Short Dur Inc, Cl VC	Lord Abbett Series Fund Short Duration Income Portfolio – Class VC(1)
MFS Gbl Real Est, Serv Cl	MFS® Global Real Estate Portfolio – Service Class(1)
MFS Intl Gro, Serv Cl	MFS® International Growth Portfolio – Service Class(1)
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research Intl, Serv Cl	MFS® Research International Portfolio – Service Class(1)
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares(1)
Put VT Lg Cap Val, Cl IB	Putnam VT Large Cap Value Fund – Class IB Shares(1)
Put VT Sus Fut, Cl IB	Putnam VT Sustainable Future Fund – Class IB Shares(1)
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	117

Division	Fund
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn (previously Wanger USA)
Wanger Intl	Wanger International
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.
(2)	For the period May 3, 2021 (commencement of operations) to December 31, 2021.
(3)	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 2 Shares is scheduled to merge into LVIP JPMorgan U.S. Equity Fund – Service Class sometime during the second quarter of 2023.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

118	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are not therefore categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2022.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	119

Product	Mortality and expense risk fee
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2019)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Choice	0.95% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after June 22, 2020)	0.95% to 1.30% (depending on the contract selected)
RAVA Apex	0.65% to 1.50% (depending on the contract selected)
RAVA Vista	0.90% to 1.55% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

4. CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $50 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5. SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

120	∎ RIVERSOURCE VARIABLE ACCOUNT 10

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2022 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$3,898,713
AB VPS Gro & Inc, Cl B	15,941,861
AB VPS Intl Val, Cl B	5,021,191
AB VPS Lg Cap Gro, Cl B	33,014,778
AB VPS Sus Gbl Thematic, Cl B	1,944,679
Allspg VT Index Asset Alloc, Cl 2	2,618,542
Allspg VT Intl Eq, Cl 2	2,261,616
Allspg VT Opp, Cl 2	8,925,106
Allspg VT Sm Cap Gro, Cl 2	20,038,236
ALPS Alerian Engy Infr, Class III	14,761,901
AC VP Intl, Cl I	1,337,262
AC VP Intl, Cl II	3,980,122
AC VP Mid Cap Val, Cl II	10,369,746
AC VP Ultra, Cl II	7,496,176
AC VP Val, Cl I	4,144,431
AC VP Val, Cl II	38,259,358
BlackRock Adv SMID Cap VI, Cl III	397,317
BlackRock Global Alloc, Cl III	7,102,066
BNY Mellon Sus US Eq, Serv	252,205
Calvert VP EAFE Intl Index, Cl F	1,263,818
Calvert VP Nasdaq 100 Index, Cl F	2,266,595
Calv VP Russ 2000 Sm Cap Ind, Cl F	1,748,534
Calvert VP SRI Bal, Cl F	352,038
Calvert VP SRI Bal, Cl I	2,983,395
CB Var Sm Cap Gro, Cl I	1,517,037
Col VP Bal, Cl 2	45,685,326
Col VP Bal, Cl 3	17,985,854
Col VP Commodity Strategy, Cl 2	21,649,599
Col VP Contrarian Core, Cl 2	12,895,105
Col VP Disciplined Core, Cl 2	7,750,231
Col VP Disciplined Core, Cl 3	1,639,538
Col VP Divd Opp, Cl 2	24,881,150
Col VP Divd Opp, Cl 3	9,867,318
Col VP Emerg Mkts Bond, Cl 2	1,815,199
Col VP Emer Mkts, Cl 2	24,829,955
Col VP Emer Mkts, Cl 3	28,163,026
Col VP Global Strategic Inc, Cl 2	1,580,219
Col VP Global Strategic Inc, Cl 3	2,991,619
Col VP Govt Money Mkt, Cl 2	98,036,802
Col VP Govt Money Mkt, Cl 3	64,810,077
Col VP Hi Yield Bond, Cl 2	7,417,027
Col VP Hi Yield Bond, Cl 3	8,684,406
Col VP Inc Opp, Cl 2	6,067,022
Col VP Inc Opp, Cl 3	8,044,391
Col VP Inter Bond, Cl 2	11,547,242
Col VP Inter Bond, Cl 3	12,840,648
Col VP Lg Cap Gro, Cl 2	13,311,913
Col VP Lg Cap Gro, Cl 3	2,103,981
Col VP Lg Cap Index, Cl 2	33,432,857
Col VP Lg Cap Index, Cl 3	24,335,824
Col VP Limited Duration Cr, Cl 2	25,847,666
Col VP Long Govt/Cr Bond, Cl 2	2,543,640
Col VP Overseas Core, Cl 2	7,996,254
Col VP Overseas Core, Cl 3	5,717,960
Col VP Select Lg Cap Eq, Cl 2	504,315

Division	Purchases
Col VP Select Lg Cap Val, Cl 2	$18,088,757
Col VP Select Lg Cap Val, Cl 3	10,912,730
Col VP Select Mid Cap Gro, Cl 2	5,818,121
Col VP Select Mid Cap Gro, Cl 3	1,469,966
Col VP Select Mid Cap Val, Cl 2	7,494,999
Col VP Select Mid Cap Val, Cl 3	3,152,307
Col VP Select Sm Cap Val, Cl 2	5,548,357
Col VP Select Sm Cap Val, Cl 3	2,205,114
Col VP Sel Gbl Tech, Cl 2	1,174,264
Col VP Sm Cap Val, Cl 2	419,983
Col VP Strategic Inc, Cl 2	14,764,400
Col VP US Govt Mtge, Cl 2	5,151,551
Col VP US Govt Mtge, Cl 3	2,762,728
CS Commodity Return	6,076,653
CTIVP AC Div Bond, Cl 2	4,553,084
CTIVP BR Gl Infl Prot Sec, Cl 2	9,215,852
CTIVP BR Gl Infl Prot Sec, Cl 3	7,323,365
CTIVP CenterSquare Real Est, Cl 2	9,045,078
CTIVP MFS Val, Cl 2	9,568,745
CTIVP MS Adv, Cl 2	3,813,561
CTIVP Prin Blue Chip Gro, Cl 1	1,732,719
CTIVP Prin Blue Chip Gro, Cl 2	6,721,485
CTIVP T Rowe Price LgCap Val, Cl 2	10,459,870
CTIVP TCW Core Plus Bond, Cl 2	4,357,626
CTIVP Vty Sycamore Estb Val, Cl 2	10,044,955
CTIVP Vty Sycamore Estb Val, Cl 3	4,374,614
CTIVP Westfield Mid Cap Gro, Cl 2	3,562,147
Del Ivy VIP Asset Strategy, Cl II	2,264,467
Del VIP for Inc, Serv Cl	397,113
Del VIP Intl, Serv Cl	520,154
DWS Alt Asset Alloc VIP, Cl B	6,775,047
EV VT Floating-Rate Inc, Init Cl	20,321,934
Fid VIP Contrafund, Serv Cl 2	39,260,511
Fid VIP Emer Mkts, Serv Cl 2	582,725
Fid VIP Energy, Serv Cl 2	782,194
Fid VIP Gro & Inc, Serv Cl	1,992,667
Fid VIP Gro & Inc, Serv Cl 2	6,293,014
Fid VIP Gro Opp, Serv Cl 2	1,711,040
Fid VIP Intl Cap Appr, Serv Cl 2	674,177
Fid VIP Invest Gr, Serv Cl 2	844,343
Fid VIP Mid Cap, Serv Cl	4,588,497
Fid VIP Mid Cap, Serv Cl 2	31,122,918
Fid VIP Overseas, Serv Cl	332,115
Fid VIP Overseas, Serv Cl 2	2,446,747
Fid VIP Strategic Inc, Serv Cl 2	20,785,105
Frank Global Real Est, Cl 2	7,117,598
Frank Inc, Cl 2	16,787,421
Frank Inc, Cl 4	4,613,874
Frank Mutual Gbl Dis, Cl 4	134,824
Frank Mutual Shares, Cl 2	10,523,459
Frank Sm Cap Val, Cl 2	30,258,328
Frank Sm Cap Val, Cl 4	1,425,987
GS VIT Mid Cap Val, Inst	18,174,266
GS VIT Multi-Strategy Alt, Advisor	3,704,584
GS VIT Multi-Strategy Alt, Serv	421,512

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	121

Division	Purchases
GS VIT Sm Cap Eq Insights, Inst	$139,660
GS VIT Sm Cap Eq Insights, Serv	370,817
GS VIT U.S. Eq Insights, Inst	2,073,179
Invesco VI Am Fran, Ser I	3,343,371
Invesco VI Am Fran, Ser II	13,505,114
Invesco VI Bal Risk Alloc, Ser II	8,740,985
Invesco VI Comstock, Ser II	11,135,071
Invesco VI Core Eq, Ser I	11,543,689
Invesco VI Core Plus Bond, Ser II	377,540
Invesco VI Dis Mid Cap Gro, Ser I	5,093,939
Invesco VI Dis Mid Cap Gro, Ser II	4,073,756
Invesco VI Div Divd, Ser I	4,030,218
Invesco VI Div Divd, Ser II	2,686,936
Invesco VI EQV Intl Eq, Ser II	5,661,413
Invesco VI Global, Ser II	26,924,876
Invesco VI Gbl Strat Inc, Ser II	2,229,817
Invesco VI Hlth, Ser II	7,721,222
Invesco VI Main St, Ser II	1,264,170
Invesco VI Mn St Sm Cap, Ser II	16,367,770
Invesco VI Tech, Ser I	10,435,910
Invesco VI Tech, Ser II	728,786
Janus Henderson VIT Bal, Serv	20,796,315
Janus Henderson VIT Enter, Serv	2,893,538
Janus Henderson VIT Flex Bd, Serv	6,843,966
Janus Henderson VIT Forty, Serv	493,253
Janus Hend VIT Gbl Tech Innov, Srv	5,900,142
Janus Henderson VIT Overseas, Serv	2,004,074
Janus Henderson VIT Res, Serv	12,650,213
JPM Ins Trust US Eq, Cl 2	2,092,055
Lazard Ret Emer Mkts Eq, Serv	42,573
Lazard Ret Global Dyn MA, Serv	1,842,564
Lord Abt Bond Debenture, Cl VC	938,193
Lord Abt Short Dur Inc, Cl VC	2,618,791
MFS Gbl Real Est, Serv Cl	488,605
MFS Intl Gro, Serv Cl	573,107
MFS Mass Inv Gro Stock, Serv Cl	12,934,844
MFS New Dis, Serv Cl	12,031,174
MFS Research Intl, Serv Cl	429,961
MFS Utilities, Serv Cl	22,632,868
MS VIF Dis, Cl II	45,345,479
MS VIF Global Real Est, Cl II	1,917,370
NB AMT Intl Eq, Cl S	3,867,215
NB AMT Sus Eq, Cl S	2,633,142
NB AMT US Eq Index PW Strat, Cl S	3,965,705
PIMCO VIT All Asset, Advisor Cl	14,729,152

Division	Purchases
PIMCO VIT Glb Man As Alloc, Adv Cl	$1,413,406
PIMCO VIT Tot Return, Advisor Cl	10,343,530
Put VT Global Hlth Care, Cl IB	3,705,562
Put VT Intl Eq, Cl IB	1,744,998
Put VT Intl Val, Cl IB	261,784
Put VT Lg Cap Val, Cl IB	1,725,808
Put VT Sus Fut, Cl IB	26,951
Put VT Sus Leaders, Cl IA	12,165,036
Put VT Sus Leaders, Cl IB	7,362,243
Royce Micro-Cap, Invest Cl	3,410,509
Temp Global Bond, Cl 2	2,060,055
Third Ave VST Third Ave Value	376,008
VanEck VIP Global Gold, Cl S	7,209,346
VP Aggr, Cl 2	64,481,074
VP Aggr, Cl 4	7,207,801
VP Conserv, Cl 2	58,604,549
VP Conserv, Cl 4	18,661,839
VP Man Risk, Cl 2	10,743,463
VP Man Risk US, Cl 2	67,458,375
VP Man Vol Conserv, Cl 2	81,709,908
VP Man Vol Conserv Gro, Cl 2	32,109,437
VP Man Vol Gro, Cl 2	25,561,345
VP Man Vol Mod Gro, Cl 2	24,708,258
VP Mod, Cl 2	143,371,178
VP Mod, Cl 4	9,277,309
VP Mod Aggr, Cl 2	74,290,476
VP Mod Aggr, Cl 4	6,864,377
VP Mod Conserv, Cl 2	40,661,018
VP Mod Conserv, Cl 4	10,755,417
VP Ptnrs Core Bond, Cl 2	3,046,631
VP Ptnrs Core Eq, Cl 2	1,149,336
VP Ptnrs Core Eq, Cl 3	220,131
VP Ptnrs Intl Core Eq, Cl 2	7,703,911
VP Ptnrs Intl Gro, Cl 2	6,361,072
VP Ptnrs Intl Val, Cl 2	4,755,102
VP Ptnrs Sm Cap Gro, Cl 2	4,518,165
VP Ptnrs Sm Cap Val, Cl 2	2,676,931
VP Ptnrs Sm Cap Val, Cl 3	827,082
VP US Flex Conserv Gro, Cl 2	43,441,472
VP US Flex Gro, Cl 2	141,470,255
VP US Flex Mod Gro, Cl 2	66,618,740
Wanger Acorn	63,631,141
Wanger Intl	25,507,914
WA Var Global Hi Yd Bond, Cl II	2,051,320

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2022	7,606	$1.23	to	$1.08	$8,891	2.55%	0.55%	to	1.90%	(19.12%)	to	(20.21%)
2021	8,157	$1.52	to	$1.35	$11,850	1.61%	0.55%	to	1.90%	8.68%	to	7.22%
2020	7,782	$1.40	to	$1.26	$10,461	1.52%	0.55%	to	1.90%	4.29%	to	2.89%
2019	9,012	$1.34	to	$1.23	$11,673	1.80%	0.55%	to	1.90%	14.61%	to	13.07%
2018	7,870	$1.17	to	$1.08	$8,930	1.54%	0.55%	to	1.90%	(7.86%)	to	(9.10%)

122	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Gro & Inc, Cl B
2022	21,769	$3.62	to	$1.00	$72,788	1.10%	0.55%	to	1.55%	(4.94%)	to	(0.06	%)(8)
2021	23,359	$3.80	to	$2.96	$82,840	0.63%	0.55%	to	1.45%	27.14%	to	26.00%
2020	26,311	$2.99	to	$2.35	$73,638	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	29,990	$2.94	to	$2.33	$82,516	1.02%	0.55%	to	1.45%	22.93%	to	21.83%
2018	33,116	$2.39	to	$1.91	$74,356	0.73%	0.55%	to	1.45%	(6.36%)	to	(7.21%)
AB VPS Intl Val, Cl B
2022	43,733	$1.90	to	$0.80	$64,852	4.13%	0.55%	to	1.45%	(14.27%)	to	(15.03%)
2021	46,915	$2.22	to	$0.94	$81,262	1.65%	0.55%	to	1.45%	10.25%	to	9.26%
2020	52,865	$2.01	to	$0.86	$83,459	1.53%	0.55%	to	1.45%	1.65%	to	0.74%
2019	60,148	$1.98	to	$0.86	$93,276	0.77%	0.55%	to	1.45%	16.15%	to	15.11%
2018	69,012	$1.70	to	$0.74	$92,028	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
AB VPS Lg Cap Gro, Cl B
2022	25,048	$3.70	to	$3.23	$111,582	—	0.60%	to	1.90%	(29.11%)	to	(30.03%)
2021	24,175	$5.22	to	$4.62	$152,637	—	0.60%	to	1.90%	27.88%	to	26.23%
2020	24,181	$4.08	to	$3.66	$119,644	—	0.60%	to	1.90%	34.34%	to	32.60%
2019	23,413	$3.04	to	$2.76	$86,613	—	0.60%	to	1.90%	33.56%	to	31.84%
2018	21,357	$2.28	to	$2.09	$59,299	—	0.60%	to	1.90%	1.71%	to	0.39%
AB VPS Sus Gbl Thematic, Cl B
2022	3,065	$2.69	to	$0.94	$7,697	—	0.55%	to	1.55%	(27.57%)	to	(6.14	%)(8)
2021	3,296	$3.71	to	$3.27	$11,645	—	0.55%	to	1.45%	21.90%	to	20.81%
2020	3,590	$3.05	to	$2.71	$10,374	0.42%	0.55%	to	1.45%	38.32%	to	37.08%
2019	3,339	$2.20	to	$1.97	$7,016	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	3,433	$1.71	to	$1.54	$5,616	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
Allspg VT Index Asset Alloc, Cl 2
2022	5,962	$3.22	to	$2.96	$18,562	0.63%	0.55%	to	1.20%	(17.48%)	to	(18.01%)
2021	6,570	$3.90	to	$3.61	$24,848	0.59%	0.55%	to	1.20%	15.36%	to	14.61%
2020	7,351	$3.38	to	$3.15	$24,171	0.82%	0.55%	to	1.20%	15.94%	to	15.20%
2019	8,230	$2.92	to	$2.74	$23,399	1.09%	0.55%	to	1.20%	19.50%	to	18.72%
2018	9,481	$2.44	to	$2.30	$22,593	0.97%	0.55%	to	1.20%	(3.44%)	to	(4.07%)
Allspg VT Intl Eq, Cl 2
2022	13,606	$1.84	to	$1.15	$21,237	3.65%	0.55%	to	1.45%	(12.37%)	to	(13.15%)
2021	14,752	$2.10	to	$1.33	$26,283	1.08%	0.55%	to	1.45%	6.28%	to	5.33%
2020	16,331	$1.98	to	$1.26	$27,472	2.58%	0.55%	to	1.45%	4.35%	to	3.42%
2019	18,783	$1.89	to	$1.22	$30,400	3.69%	0.55%	to	1.45%	14.85%	to	13.82%
2018	20,982	$1.65	to	$1.07	$29,640	11.24%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
Allspg VT Opp, Cl 2
2022	9,954	$4.43	to	$2.30	$38,727	—	0.55%	to	1.90%	(21.24%)	to	(22.30%)
2021	11,269	$5.63	to	$2.96	$55,858	0.04%	0.55%	to	1.90%	24.09%	to	22.43%
2020	12,694	$4.54	to	$2.42	$50,846	0.44%	0.55%	to	1.90%	20.34%	to	18.73%
2019	14,921	$3.77	to	$2.04	$49,566	0.28%	0.55%	to	1.90%	30.74%	to	28.99%
2018	17,378	$2.88	to	$1.58	$44,290	0.18%	0.55%	to	1.90%	(7.66%)	to	(8.90%)
Allspg VT Sm Cap Gro, Cl 2
2022	19,710	$3.97	to	$2.10	$71,369	—	0.55%	to	1.90%	(34.78%)	to	(35.66%)
2021	21,888	$6.09	to	$3.27	$122,035	—	0.55%	to	1.90%	7.05%	to	5.61%
2020	23,583	$5.69	to	$3.10	$123,475	—	0.55%	to	1.90%	56.92%	to	54.82%
2019	24,616	$3.63	to	$2.00	$82,575	—	0.55%	to	1.90%	24.14%	to	22.48%
2018	26,761	$2.92	to	$1.63	$72,561	—	0.55%	to	1.90%	0.75%	to	(0.61%)
ALPS Alerian Engy Infr, Class III
2022	38,045	$1.16	to	$1.02	$42,306	4.78%	0.55%	to	1.90%	16.68%	to	15.12%
2021	31,011	$1.00	to	$0.89	$29,707	2.06%	0.55%	to	1.90%	37.02%	to	35.18%
2020	31,725	$0.73	to	$0.66	$22,314	2.78%	0.55%	to	1.90%	(25.54%)	to	(26.54%)
2019	35,763	$0.98	to	$0.89	$33,932	1.50%	0.55%	to	1.90%	19.75%	to	18.15%
2018	40,353	$0.82	to	$0.76	$32,131	1.69%	0.55%	to	1.90%	(19.40%)	to	(20.49%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	123

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl I
2022	3,217	$2.05	to	$1.87	$6,233	1.50%	0.55%	to	0.95%	(25.17%)		to	(25.47%)
2021	3,597	$2.75	to	$2.51	$9,341	0.16%	0.55%	to	0.95%	8.15%		to	7.72%
2020	3,871	$2.54	to	$2.33	$9,327	0.49%	0.55%	to	0.95%	25.19%		to	24.69%
2019	4,271	$2.03	to	$1.87	$8,221	0.88%	0.55%	to	0.95%	27.72%		to	27.21%
2018	4,951	$1.59	to	$1.47	$7,484	1.29%	0.55%	to	0.95%	(15.69%)		to	(16.03%)
AC VP Intl, Cl II
2022	7,608	$2.21	to	$0.93	$16,058	1.35%	0.55%	to	1.55%	(25.27%)		to	(6.43	%)(8)
2021	8,507	$2.96	to	$3.01	$24,400	0.02%	0.55%	to	1.20%	8.01%		to	7.31%
2020	9,218	$2.74	to	$2.81	$24,485	0.38%	0.55%	to	1.20%	24.97%		to	24.15%
2019	9,677	$2.19	to	$2.26	$20,637	0.75%	0.55%	to	1.20%	27.44%		to	26.61%
2018	11,651	$1.72	to	$1.79	$19,548	1.13%	0.55%	to	1.20%	(15.76%)		to	(16.31%)
AC VP Mid Cap Val, Cl II
2022	12,448	$3.13	to	$0.99	$40,249	2.11%	0.55%	to	1.55%	(1.92%)		to	(0.64	%)(8)
2021	12,841	$3.19	to	$3.46	$42,771	1.00%	0.55%	to	1.45%	22.34%		to	21.25%
2020	14,793	$2.61	to	$2.85	$40,391	1.63%	0.55%	to	1.45%	0.56%		to	(0.35%)
2019	19,355	$2.59	to	$2.86	$52,756	1.91%	0.55%	to	1.45%	28.29%		to	27.14%
2018	23,734	$2.02	to	$2.25	$50,642	1.25%	0.55%	to	1.45%	(13.44%)		to	(14.22%)
AC VP Ultra, Cl II
2022	8,897	$4.24	to	$3.83	$36,106	—	0.55%	to	1.45%	(32.83%)		to	(33.43%)
2021	9,890	$6.32	to	$5.75	$60,002	—	0.55%	to	1.45%	22.32%		to	21.23%
2020	11,057	$5.16	to	$4.74	$54,981	—	0.55%	to	1.45%	48.73%		to	47.40%
2019	11,208	$3.47	to	$3.22	$37,737	—	0.55%	to	1.45%	33.72%		to	32.53%
2018	12,466	$2.60	to	$2.43	$31,543	0.11%	0.55%	to	1.45%	0.04%		to	(0.86%)
AC VP Val, Cl I
2022	5,778	$5.19	to	$4.73	$28,456	2.09%	0.55%	to	0.95%	(0.01%)		to	(0.41%)
2021	6,246	$5.19	to	$4.75	$30,851	1.73%	0.55%	to	0.95%	23.83%		to	23.33%
2020	6,916	$4.19	to	$3.85	$27,765	2.28%	0.55%	to	0.95%	0.42%		to	0.02%
2019	8,222	$4.17	to	$3.85	$32,899	2.11%	0.55%	to	0.95%	26.34%		to	25.83%
2018	9,425	$3.30	to	$3.06	$29,909	1.63%	0.55%	to	0.95%	(9.65%)		to	(10.01%)
AC VP Val, Cl II
2022	51,027	$4.29	to	$2.31	$180,526	1.96%	0.55%	to	1.90%	(0.24%)		to	(1.57%)
2021	49,692	$4.30	to	$2.35	$178,573	1.59%	0.55%	to	1.90%	23.60%		to	21.95%
2020	53,117	$3.48	to	$1.92	$155,093	2.14%	0.55%	to	1.90%	0.28%		to	(1.06%)
2019	63,453	$3.47	to	$1.94	$184,130	1.96%	0.55%	to	1.90%	26.23%		to	24.53%
2018	71,718	$2.75	to	$1.56	$165,850	1.49%	0.55%	to	1.90%	(9.78%)		to	(10.99%)
BlackRock Adv SMID Cap VI, Cl III
2022	341	$0.97	to	$0.96	$329	5.43%	0.65%	to	1.55%	(4.28	%)(8)	to	(4.84	%)(8)
BlackRock Global Alloc, Cl III
2022	48,231	$1.56	to	$1.35	$71,677	—	0.55%	to	1.90%	(16.53%)		to	(17.64%)
2021	51,484	$1.87	to	$1.64	$92,142	0.83%	0.55%	to	1.90%	5.83%		to	4.41%
2020	49,337	$1.77	to	$1.57	$83,868	1.34%	0.55%	to	1.90%	20.05%		to	18.43%
2019	51,774	$1.47	to	$1.33	$73,748	1.25%	0.55%	to	1.90%	17.11%		to	15.55%
2018	58,332	$1.26	to	$1.15	$71,337	0.83%	0.55%	to	1.90%	(8.09%)		to	(9.32%)
BNY Mellon Sus US Eq, Serv
2022	258	$0.92	to	$0.92	$239	—	0.65%	to	1.55%	(7.93	%)(8)	to	(8.48	%)(8)
Calvert VP EAFE Intl Index, Cl F
2022	1,106	$0.98	to	$0.97	$1,081	8.22%	0.65%	to	1.55%	(2.06	%)(8)	to	(2.64	%)(8)
Calvert VP Nasdaq 100 Index, Cl F
2022	2,273	$0.85	to	$0.84	$1,929	0.44%	0.65%	to	1.55%	(16.49	%)(8)	to	(16.98	%)(8)
Calv VP Russ 2000 Sm Cap Ind, Cl F
2022	1,554	$0.95	to	$0.94	$1,475	1.76%	0.65%	to	1.55%	(6.07	%)(8)	to	(6.63	%)(8)
Calvert VP SRI Bal, Cl F
2022	344	$0.95	to	$0.94	$326	3.11%	0.65%	to	1.55%	(5.21	%)(8)	to	(5.79	%)(8)

124	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Calvert VP SRI Bal, Cl I
2022	8,225	$2.47	to	$2.44	$19,357	1.18%	0.55%	to	1.20%	(15.88%)		to	(16.42%)
2021	9,172	$2.93	to	$2.92	$25,775	1.16%	0.55%	to	1.20%	14.49%		to	13.74%
2020	9,850	$2.56	to	$2.57	$24,246	1.51%	0.55%	to	1.20%	14.63%		to	13.88%
2019	10,384	$2.24	to	$2.26	$22,358	1.56%	0.55%	to	1.20%	23.72%		to	22.92%
2018	10,525	$1.81	to	$1.83	$18,359	1.74%	0.55%	to	1.20%	(3.20%)		to	(3.84%)
CB Var Sm Cap Gro, Cl I
2022	4,501	$3.49	to	$3.03	$14,793	—	0.55%	to	1.45%	(29.24%)		to	(29.87%)
2021	4,824	$4.94	to	$4.33	$22,500	—	0.55%	to	1.45%	11.99%		to	10.99%
2020	5,487	$4.41	to	$3.90	$22,942	—	0.55%	to	1.45%	42.48%		to	41.20%
2019	6,213	$3.09	to	$2.76	$18,309	—	0.55%	to	1.45%	26.18%		to	25.05%
2018	6,985	$2.45	to	$2.21	$16,344	—	0.55%	to	1.45%	2.87%		to	1.94%
Col VP Bal, Cl 2
2022	70,090	$0.88	to	$0.86	$61,116	—	0.60%	to	1.55%	(17.36%)		to	(18.14%)
2021	23,656	$1.06	to	$1.06	$25,051	—	0.60%	to	1.55%	6.03	%(7)	to	5.37	%(7)
Col VP Bal, Cl 3
2022	183,169	$2.87	to	$1.84	$489,962	—	0.55%	to	1.90%	(17.20%)		to	(18.31%)
2021	198,849	$3.46	to	$2.25	$643,716	—	0.55%	to	1.90%	14.11%		to	12.58%
2020	202,406	$3.03	to	$2.00	$577,612	—	0.55%	to	1.90%	16.94%		to	15.37%
2019	200,210	$2.59	to	$1.73	$493,462	—	0.55%	to	1.90%	22.11%		to	20.47%
2018	209,029	$2.13	to	$1.44	$424,747	—	0.55%	to	1.90%	(6.41%)		to	(7.67%)
Col VP Commodity Strategy, Cl 2
2022	29,909	$0.86	to	$0.76	$24,623	28.61%	0.55%	to	1.90%	18.05%		to	16.47%
2021	15,752	$0.73	to	$0.65	$11,016	—	0.55%	to	1.90%	31.29%		to	29.53%
2020	8,170	$0.56	to	$0.50	$4,373	20.03%	0.55%	to	1.90%	(2.09%)		to	(3.40%)
2019	8,107	$0.57	to	$0.52	$4,460	0.93%	0.55%	to	1.90%	7.19%		to	5.75%
2018	8,710	$0.53	to	$0.49	$4,491	—	0.55%	to	1.90%	(14.64%)		to	(15.79%)
Col VP Contrarian Core, Cl 2
2022	45,630	$2.62	to	$2.29	$114,015	—	0.55%	to	1.90%	(19.30%)		to	(20.38%)
2021	46,001	$3.24	to	$2.88	$143,414	—	0.55%	to	1.90%	23.28%		to	21.63%
2020	46,707	$2.63	to	$2.37	$118,781	—	0.55%	to	1.90%	21.33%		to	19.71%
2019	48,211	$2.17	to	$1.98	$101,337	—	0.55%	to	1.90%	32.08%		to	30.31%
2018	52,094	$1.64	to	$1.52	$83,307	—	0.55%	to	1.90%	(9.64%)		to	(10.86%)
Col VP Disciplined Core, Cl 2
2022	10,728	$2.82	to	$2.47	$40,774	—	0.60%	to	1.90%	(19.42%)		to	(20.46%)
2021	10,168	$3.50	to	$3.10	$48,058	—	0.60%	to	1.90%	31.64%		to	29.94%
2020	10,030	$2.66	to	$2.39	$36,162	—	0.60%	to	1.90%	13.15%		to	11.69%
2019	10,947	$2.35	to	$2.14	$35,044	—	0.60%	to	1.90%	23.72%		to	22.12%
2018	9,735	$1.90	to	$1.75	$25,363	—	0.60%	to	1.90%	(4.43%)		to	(5.67%)
Col VP Disciplined Core, Cl 3
2022	96,320	$2.83	to	$2.90	$302,302	—	0.55%	to	1.45%	(19.27%)		to	(20.00%)
2021	105,498	$3.50	to	$3.63	$411,739	—	0.55%	to	1.45%	31.84%		to	30.66%
2020	116,774	$2.65	to	$2.77	$347,019	—	0.55%	to	1.45%	13.36%		to	12.34%
2019	131,960	$2.34	to	$2.47	$346,230	—	0.55%	to	1.45%	23.95%		to	22.84%
2018	147,359	$1.89	to	$2.01	$312,920	—	0.55%	to	1.45%	(4.27%)		to	(5.13%)
Col VP Divd Opp, Cl 2
2022	33,985	$2.43	to	$2.13	$97,769	—	0.60%	to	1.90%	(1.98%)		to	(3.24%)
2021	27,966	$2.48	to	$2.20	$82,699	—	0.60%	to	1.90%	25.14%		to	23.53%
2020	26,193	$1.98	to	$1.78	$62,077	—	0.60%	to	1.90%	0.30%		to	(1.00%)
2019	27,679	$1.98	to	$1.80	$65,706	—	0.60%	to	1.90%	23.02%		to	21.43%
2018	25,322	$1.61	to	$1.48	$49,034	—	0.60%	to	1.90%	(6.57%)		to	(7.79%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	125

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2022	106,455	$4.47	to	$2.38	$398,253	—	0.55%	to	1.45%	(1.78%)	to	(2.66%)
2021	112,748	$4.55	to	$2.45	$432,848	—	0.55%	to	1.45%	25.33%	to	24.20%
2020	128,498	$3.63	to	$1.97	$395,051	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	148,528	$3.62	to	$1.98	$456,364	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	172,206	$2.93	to	$1.62	$430,290	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
Col VP Emerg Mkts Bond, Cl 2
2022	10,088	$0.97	to	$0.85	$9,401	4.03%	0.55%	to	1.90%	(16.62%)	to	(17.73%)
2021	11,854	$1.17	to	$1.04	$13,330	3.68%	0.55%	to	1.90%	(2.99%)	to	(4.29%)
2020	12,122	$1.21	to	$1.09	$14,140	3.23%	0.55%	to	1.90%	6.58%	to	5.14%
2019	13,256	$1.13	to	$1.03	$14,563	4.87%	0.55%	to	1.90%	11.47%	to	9.98%
2018	13,128	$1.01	to	$0.94	$12,998	4.32%	0.55%	to	1.90%	(7.89%)	to	(9.13%)
Col VP Emer Mkts, Cl 2
2022	40,466	$1.14	to	$0.99	$46,712	—	0.60%	to	1.90%	(33.47%)	to	(34.33%)
2021	37,968	$1.71	to	$1.51	$66,169	0.84%	0.60%	to	1.90%	(8.03%)	to	(9.22%)
2020	32,764	$1.86	to	$1.66	$62,343	0.43%	0.60%	to	1.90%	32.37%	to	30.66%
2019	32,611	$1.40	to	$1.27	$47,056	0.14%	0.60%	to	1.90%	30.49%	to	28.80%
2018	32,458	$1.07	to	$0.99	$36,052	0.25%	0.60%	to	1.90%	(22.14%)	to	(23.15%)
Col VP Emer Mkts, Cl 3
2022	31,922	$2.82	to	$1.55	$71,144	—	0.55%	to	1.45%	(33.34%)	to	(33.94%)
2021	35,031	$4.23	to	$2.35	$117,350	0.99%	0.55%	to	1.45%	(7.84%)	to	(8.67%)
2020	38,326	$4.59	to	$2.57	$139,658	0.56%	0.55%	to	1.45%	32.63%	to	31.44%
2019	45,589	$3.46	to	$1.96	$125,995	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	53,483	$2.65	to	$1.51	$113,557	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
Col VP Global Strategic Inc, Cl 2
2022	9,863	$0.85	to	$0.74	$8,660	3.18%	0.60%	to	1.90%	(14.14%)	to	(15.25%)
2021	9,729	$0.99	to	$0.88	$9,991	3.67%	0.60%	to	1.90%	0.43%	to	(0.87%)
2020	9,357	$0.99	to	$0.88	$9,602	5.12%	0.60%	to	1.90%	3.96%	to	2.62%
2019	9,897	$0.95	to	$0.86	$9,811	—	0.60%	to	1.90%	10.10%	to	8.67%
2018	9,765	$0.86	to	$0.79	$8,829	3.97%	0.60%	to	1.90%	(6.08%)	to	(7.29%)
Col VP Global Strategic Inc, Cl 3
2022	31,815	$1.66	to	$1.03	$45,420	3.43%	0.55%	to	1.45%	(14.08%)	to	(14.85%)
2021	35,882	$1.93	to	$1.21	$59,979	3.92%	0.55%	to	1.45%	0.59%	to	(0.32%)
2020	38,477	$1.92	to	$1.22	$64,308	5.22%	0.55%	to	1.45%	4.11%	to	3.17%
2019	43,214	$1.85	to	$1.18	$69,749	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	49,751	$1.67	to	$1.08	$73,103	4.33%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
Col VP Govt Money Mkt, Cl 2
2022	160,765	$0.98	to	$0.85	$146,821	1.24%	0.60%	to	1.90%	0.50%	to	(0.79%)
2021	102,600	$0.98	to	$0.86	$93,666	0.01%	0.60%	to	1.90%	(0.59%)	to	(1.87%)
2020	100,549	$0.98	to	$0.88	$92,735	0.13%	0.60%	to	1.90%	(0.36%)	to	(1.66%)
2019	54,408	$0.98	to	$0.89	$50,523	1.60%	0.60%	to	1.90%	1.03%	to	(0.30%)
2018	61,162	$0.97	to	$0.89	$56,526	1.35%	0.60%	to	1.90%	0.65%	to	(0.66%)
Col VP Govt Money Mkt, Cl 3
2022	125,779	$1.21	to	$0.91	$135,605	1.22%	0.55%	to	1.45%	0.61%	to	(0.29%)
2021	101,435	$1.21	to	$0.91	$110,390	0.01%	0.55%	to	1.45%	(0.53%)	to	(1.41%)
2020	123,715	$1.21	to	$0.93	$135,583	0.18%	0.55%	to	1.45%	(0.27%)	to	(1.16%)
2019	86,619	$1.22	to	$0.94	$96,069	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	105,979	$1.20	to	$0.93	$116,885	1.36%	0.55%	to	1.45%	0.83%	to	(0.08%)
Col VP Hi Yield Bond, Cl 2
2022	27,215	$1.47	to	$1.28	$44,830	5.01%	0.60%	to	1.90%	(11.31%)	to	(12.45%)
2021	28,938	$1.66	to	$1.46	$54,019	4.95%	0.60%	to	1.90%	4.17%	to	2.82%
2020	27,679	$1.59	to	$1.42	$49,734	5.59%	0.60%	to	1.90%	5.67%	to	4.31%
2019	28,414	$1.51	to	$1.36	$48,520	5.77%	0.60%	to	1.90%	15.83%	to	14.33%
2018	28,916	$1.30	to	$1.19	$42,838	5.53%	0.60%	to	1.90%	(4.57%)	to	(5.82%)

126	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Hi Yield Bond, Cl 3
2022	43,790	$3.01	to	$2.01	$118,266	5.08%	0.55%	to	1.45%	(11.19%)		to	(11.99%)
2021	50,238	$3.39	to	$2.28	$153,394	4.93%	0.55%	to	1.45%	4.29%		to	3.35%
2020	55,713	$3.25	to	$2.21	$163,849	5.64%	0.55%	to	1.45%	5.96%		to	5.01%
2019	66,858	$3.07	to	$2.10	$185,992	5.75%	0.55%	to	1.45%	16.08%		to	15.04%
2018	78,729	$2.64	to	$1.83	$189,434	5.46%	0.55%	to	1.45%	(4.53%)		to	(5.39%)
Col VP Inc Opp, Cl 2
2022	15,640	$1.44	to	$1.25	$24,877	5.14%	0.60%	to	1.90%	(10.75%)		to	(11.89%)
2021	15,562	$1.61	to	$1.42	$27,881	8.91%	0.60%	to	1.90%	3.52%		to	2.18%
2020	15,674	$1.56	to	$1.39	$27,225	4.58%	0.60%	to	1.90%	5.04%		to	3.68%
2019	17,985	$1.48	to	$1.34	$29,843	4.81%	0.60%	to	1.90%	15.44%		to	13.94%
2018	18,059	$1.29	to	$1.18	$26,096	4.76%	0.60%	to	1.90%	(4.48%)		to	(5.72%)
Col VP Inc Opp, Cl 3
2022	32,732	$2.43	to	$1.95	$73,104	5.16%	0.55%	to	1.45%	(10.70%)		to	(11.50%)
2021	37,714	$2.72	to	$2.20	$94,708	8.85%	0.55%	to	1.45%	3.90%		to	2.97%
2020	42,052	$2.61	to	$2.14	$101,999	4.60%	0.55%	to	1.45%	5.16%		to	4.21%
2019	49,492	$2.49	to	$2.05	$114,398	4.99%	0.55%	to	1.45%	15.59%		to	14.56%
2018	57,728	$2.15	to	$1.79	$115,887	4.80%	0.55%	to	1.45%	(4.39%)		to	(5.25%)
Col VP Inter Bond, Cl 2
2022	48,671	$1.11	to	$0.97	$55,788	2.91%	0.60%	to	1.90%	(17.71%)		to	(18.78%)
2021	50,375	$1.35	to	$1.19	$70,444	3.08%	0.60%	to	1.90%	(1.18%)		to	(2.45%)
2020	47,138	$1.36	to	$1.22	$66,938	2.67%	0.60%	to	1.90%	11.60%		to	10.16%
2019	38,012	$1.22	to	$1.11	$48,594	2.96%	0.60%	to	1.90%	8.38%		to	6.98%
2018	29,161	$1.13	to	$1.03	$34,487	2.14%	0.60%	to	1.90%	(0.45%)		to	(1.75%)
Col VP Inter Bond, Cl 3
2022	126,393	$1.98	to	$1.32	$218,263	3.03%	0.55%	to	1.45%	(17.62%)		to	(18.36%)
2021	145,682	$2.41	to	$1.62	$306,148	3.17%	0.55%	to	1.45%	(0.90%)		to	(1.79%)
2020	160,950	$2.43	to	$1.65	$342,523	2.75%	0.55%	to	1.45%	11.83%		to	10.83%
2019	159,192	$2.17	to	$1.49	$305,425	3.11%	0.55%	to	1.45%	8.52%		to	7.55%
2018	167,470	$2.00	to	$1.38	$298,059	2.22%	0.55%	to	1.45%	(0.29%)		to	(1.19%)
Col VP Lg Cap Gro, Cl 2
2022	19,630	$3.07	to	$2.67	$76,441	—	0.60%	to	1.90%	(31.94%)		to	(32.82%)
2021	19,443	$4.51	to	$3.97	$111,805	—	0.60%	to	1.90%	27.58%		to	25.94%
2020	17,772	$3.53	to	$3.15	$80,335	—	0.60%	to	1.90%	33.61%		to	31.88%
2019	16,736	$2.65	to	$2.39	$56,838	—	0.60%	to	1.90%	34.72%		to	32.98%
2018	16,548	$1.96	to	$1.80	$41,906	—	0.60%	to	1.90%	(4.71%)		to	(5.95%)
Col VP Lg Cap Gro, Cl 3
2022	42,115	$2.33	to	$3.11	$101,467	—	0.55%	to	1.45%	(31.82%)		to	(32.43%)
2021	47,378	$3.42	to	$4.60	$168,058	—	0.55%	to	1.45%	27.83%		to	26.69%
2020	55,016	$2.67	to	$3.63	$152,397	—	0.55%	to	1.45%	33.83%		to	32.63%
2019	62,416	$2.00	to	$2.74	$128,985	—	0.55%	to	1.45%	35.02%		to	33.80%
2018	73,335	$1.48	to	$2.05	$112,703	—	0.55%	to	1.45%	(4.62%)		to	(5.48%)
Col VP Lg Cap Index, Cl 2
2022	54,509	$0.93	to	$0.91	$50,101	—	0.60%	to	1.55%	(19.03%)		to	(19.79%)
2021	23,421	$1.14	to	$1.14	$26,667	—	0.60%	to	1.55%	13.93	%(7)	to	13.22	%(7)
Col VP Lg Cap Index, Cl 3
2022	141,826	$3.24	to	$2.64	$454,456	—	0.55%	to	1.90%	(18.89%)		to	(19.98%)
2021	149,903	$3.99	to	$3.30	$595,823	—	0.55%	to	1.90%	27.52%		to	25.81%
2020	152,958	$3.13	to	$2.62	$479,900	—	0.55%	to	1.90%	17.25%		to	15.68%
2019	156,149	$2.67	to	$2.27	$420,166	—	0.55%	to	1.90%	30.23%		to	28.49%
2018	149,134	$2.05	to	$1.76	$309,702	—	0.55%	to	1.90%	(5.34%)		to	(6.62%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	127

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Limited Duration Cr, Cl 2
2022	70,475	$1.00	to	$0.94	$74,819	0.52%	0.55%	to	1.90%	(6.87%)		to	(8.12%)
2021	59,735	$1.07	to	$1.03	$68,215	1.39%	0.55%	to	1.90%	(1.38%)		to	(2.71%)
2020	54,109	$1.09	to	$1.06	$62,924	2.54%	0.55%	to	1.90%	4.99%		to	3.58%
2019	39,044	$1.04	to	$1.02	$43,437	2.09%	0.55%	to	1.90%	6.88%		to	5.44%
2018	36,076	$0.97	to	$0.97	$37,787	1.64%	0.55%	to	1.90%	(0.57%)		to	(1.90%)
Col VP Long Govt/Cr Bond, Cl 2
2022	10,846	$1.01	to	$0.88	$10,487	2.36%	0.55%	to	1.90%	(28.09%)		to	(29.06%)
2021	12,912	$1.40	to	$1.24	$17,456	1.65%	0.55%	to	1.90%	(4.00%)		to	(5.28%)
2020	19,114	$1.46	to	$1.31	$27,008	2.51%	0.55%	to	1.90%	16.43%		to	14.87%
2019	12,488	$1.25	to	$1.14	$15,275	2.52%	0.55%	to	1.90%	18.77%		to	17.17%
2018	11,169	$1.05	to	$0.98	$11,586	3.20%	0.55%	to	1.90%	(5.90%)		to	(7.17%)
Col VP Overseas Core, Cl 2
2022	19,479	$1.45	to	$1.29	$31,077	0.76%	0.60%	to	1.90%	(15.41%)		to	(16.50%)
2021	19,064	$1.71	to	$1.55	$36,106	1.09%	0.60%	to	1.90%	9.09%		to	7.68%
2020	14,948	$1.57	to	$1.44	$26,029	1.43%	0.60%	to	1.90%	8.19%		to	6.78%
2019	14,848	$1.45	to	$1.35	$23,958	1.82%	0.60%	to	1.90%	24.38%		to	22.80%
2018	14,449	$1.17	to	$1.10	$18,772	2.55%	0.60%	to	1.90%	(17.31%)		to	(18.39%)
Col VP Overseas Core, Cl 3
2022	30,269	$1.57	to	$1.40	$49,413	0.80%	0.55%	to	1.45%	(15.27%)		to	(16.03%)
2021	32,569	$1.85	to	$1.66	$63,000	1.18%	0.55%	to	1.45%	9.28%		to	8.30%
2020	36,058	$1.69	to	$1.54	$64,166	1.56%	0.55%	to	1.45%	8.33%		to	7.36%
2019	42,438	$1.56	to	$1.43	$69,942	1.96%	0.55%	to	1.45%	24.63%		to	23.52%
2018	50,268	$1.25	to	$1.16	$66,585	2.69%	0.55%	to	1.45%	(17.16%)		to	(17.91%)
Col VP Select Lg Cap Eq, Cl 2
2022	544	$0.92	to	$0.92	$501	—	0.65%	to	1.55%	(8.22	%)(8)	to	(8.76	%)(8)
Col VP Select Lg Cap Val, Cl 2
2022	17,438	$2.92	to	$2.58	$64,723	—	0.60%	to	1.90%	(2.65%)		to	(3.90%)
2021	13,936	$3.00	to	$2.69	$53,745	—	0.60%	to	1.90%	25.23%		to	23.61%
2020	9,450	$2.40	to	$2.18	$29,243	—	0.60%	to	1.90%	6.17%		to	4.80%
2019	9,809	$2.26	to	$2.08	$28,733	—	0.60%	to	1.90%	25.67%		to	24.05%
2018	9,372	$1.80	to	$1.67	$21,959	—	0.60%	to	1.90%	(12.98%)		to	(14.11%)
Col VP Select Lg Cap Val, Cl 3
2022	13,975	$4.09	to	$3.04	$50,932	—	0.55%	to	1.45%	(2.49%)		to	(3.36%)
2021	12,549	$4.20	to	$3.15	$47,197	—	0.55%	to	1.45%	25.46%		to	24.33%
2020	10,598	$3.34	to	$2.53	$31,993	—	0.55%	to	1.45%	6.37%		to	5.41%
2019	13,028	$3.14	to	$2.40	$36,838	—	0.55%	to	1.45%	25.85%		to	24.72%
2018	14,388	$2.50	to	$1.92	$32,487	—	0.55%	to	1.45%	(12.79%)		to	(13.58%)
Col VP Select Mid Cap Gro, Cl 2
2022	10,060	$2.32	to	$2.02	$27,061	—	0.60%	to	1.90%	(31.42%)		to	(32.31%)
2021	9,970	$3.38	to	$2.99	$39,277	—	0.60%	to	1.90%	15.57%		to	14.08%
2020	9,288	$2.92	to	$2.62	$31,803	—	0.60%	to	1.90%	34.27%		to	32.54%
2019	8,303	$2.18	to	$1.98	$21,266	—	0.60%	to	1.90%	34.02%		to	32.29%
2018	7,688	$1.62	to	$1.49	$14,753	—	0.60%	to	1.90%	(5.55%)		to	(6.78%)
Col VP Select Mid Cap Gro, Cl 3
2022	19,888	$3.64	to	$2.64	$58,878	—	0.55%	to	1.45%	(31.30%)		to	(31.91%)
2021	22,032	$5.30	to	$3.88	$95,791	—	0.55%	to	1.45%	15.77%		to	14.73%
2020	24,410	$4.57	to	$3.38	$92,335	—	0.55%	to	1.45%	34.49%		to	33.29%
2019	27,275	$3.40	to	$2.54	$77,186	—	0.55%	to	1.45%	34.28%		to	33.08%
2018	31,843	$2.53	to	$1.91	$67,559	—	0.55%	to	1.45%	(5.38%)		to	(6.23%)
Col VP Select Mid Cap Val, Cl 2
2022	12,350	$2.68	to	$2.35	$40,200	—	0.60%	to	1.90%	(10.20%)		to	(11.36%)
2021	11,773	$2.99	to	$2.65	$42,971	—	0.60%	to	1.90%	31.18%		to	29.49%
2020	10,747	$2.28	to	$2.05	$29,999	—	0.60%	to	1.90%	6.61%		to	5.23%
2019	11,553	$2.14	to	$1.95	$30,378	—	0.60%	to	1.90%	30.46%		to	28.78%
2018	11,225	$1.64	to	$1.51	$22,699	—	0.60%	to	1.90%	(14.03%)		to	(15.15%)

128	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Mid Cap Val, Cl 3
2022	12,744	$3.95	to	$2.72	$42,797	—	0.55%	to	1.45%	(10.06%)		to	(10.86%)
2021	13,270	$4.39	to	$3.05	$49,753	—	0.55%	to	1.45%	31.41%		to	30.23%
2020	15,060	$3.34	to	$2.34	$43,098	—	0.55%	to	1.45%	6.82%		to	5.86%
2019	18,698	$3.13	to	$2.21	$50,177	—	0.55%	to	1.45%	30.70%		to	29.53%
2018	22,628	$2.39	to	$1.71	$46,653	—	0.55%	to	1.45%	(13.88%)		to	(14.66%)
Col VP Select Sm Cap Val, Cl 2
2022	7,906	$2.27	to	$2.01	$22,558	—	0.60%	to	1.90%	(15.43%)		to	(16.53%)
2021	6,959	$2.68	to	$2.40	$23,615	—	0.60%	to	1.90%	29.84%		to	28.16%
2020	5,865	$2.07	to	$1.88	$15,402	—	0.60%	to	1.90%	8.27%		to	6.87%
2019	5,336	$1.91	to	$1.76	$12,996	—	0.60%	to	1.90%	16.74%		to	15.23%
2018	5,436	$1.64	to	$1.52	$11,408	—	0.60%	to	1.90%	(13.34%)		to	(14.47%)
Col VP Select Sm Cap Val, Cl 3
2022	7,805	$4.45	to	$2.36	$29,169	—	0.55%	to	1.45%	(15.29%)		to	(16.04%)
2021	8,094	$5.26	to	$2.82	$36,039	—	0.55%	to	1.45%	30.08%		to	28.92%
2020	8,684	$4.04	to	$2.18	$30,099	—	0.55%	to	1.45%	8.46%		to	7.48%
2019	10,587	$3.73	to	$2.03	$33,704	—	0.55%	to	1.45%	16.94%		to	15.89%
2018	12,563	$3.19	to	$1.75	$34,140	—	0.55%	to	1.45%	(13.18%)		to	(13.96%)
Col VP Sel Gbl Tech, Cl 2
2022	1,146	$0.86	to	$0.85	$980	—	0.65%	to	1.55%	(15.93	%)(8)	to	(16.44	%)(8)
Col VP Sm Cap Val, Cl 2
2022	409	$0.99	to	$0.98	$404	0.18%	0.65%	to	1.55%	(1.99	%)(8)	to	(2.56	%)(8)
Col VP Strategic Inc, Cl 2
2022	60,974	$1.25	to	$1.09	$70,436	2.71%	0.60%	to	1.90%	(12.05%)		to	(13.19%)
2021	60,277	$1.42	to	$1.25	$79,642	5.31%	0.60%	to	1.90%	1.03%		to	(0.28%)
2020	54,322	$1.40	to	$1.25	$71,367	3.34%	0.60%	to	1.90%	5.99%		to	4.62%
2019	53,222	$1.32	to	$1.20	$66,277	3.69%	0.60%	to	1.90%	9.57%		to	8.15%
2018	43,001	$1.21	to	$1.11	$49,122	3.27%	0.60%	to	1.90%	(1.24%)		to	(2.52%)
Col VP US Govt Mtge, Cl 2
2022	16,021	$1.01	to	$0.87	$15,283	1.79%	0.60%	to	1.90%	(14.83%)		to	(15.93%)
2021	15,497	$1.18	to	$1.04	$17,497	1.80%	0.60%	to	1.90%	(1.78%)		to	(3.05%)
2020	14,174	$1.20	to	$1.07	$16,346	2.42%	0.60%	to	1.90%	4.23%		to	2.87%
2019	12,058	$1.15	to	$1.04	$13,377	2.51%	0.60%	to	1.90%	5.87%		to	4.49%
2018	10,943	$1.09	to	$1.00	$11,532	2.61%	0.60%	to	1.90%	0.99%		to	(0.32%)
Col VP US Govt Mtge, Cl 3
2022	31,984	$1.44	to	$1.00	$40,242	1.98%	0.55%	to	1.45%	(14.73%)		to	(15.50%)
2021	37,439	$1.69	to	$1.19	$55,348	1.89%	0.55%	to	1.45%	(1.61%)		to	(2.49%)
2020	41,015	$1.72	to	$1.22	$61,786	2.50%	0.55%	to	1.45%	4.38%		to	3.44%
2019	42,323	$1.65	to	$1.18	$61,670	2.69%	0.55%	to	1.45%	6.03%		to	5.08%
2018	47,865	$1.55	to	$1.12	$66,263	2.72%	0.55%	to	1.45%	1.16%		to	0.24%
CS Commodity Return
2022	21,993	$0.72	to	$0.65	$15,137	15.31%	0.55%	to	1.45%	15.40%		to	14.37%
2021	21,050	$0.62	to	$0.57	$12,605	4.76%	0.55%	to	1.45%	27.20%		to	26.06%
2020	21,423	$0.49	to	$0.45	$10,128	5.96%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
2019	25,441	$0.50	to	$0.47	$12,321	0.87%	0.55%	to	1.45%	6.11%		to	5.16%
2018	29,778	$0.47	to	$0.44	$13,656	2.60%	0.55%	to	1.45%	(12.14%)		to	(12.94%)
CTIVP AC Div Bond, Cl 2
2022	15,338	$1.07	to	$0.93	$16,738	2.93%	0.60%	to	1.90%	(16.02%)		to	(17.10%)
2021	14,286	$1.28	to	$1.12	$18,609	2.04%	0.60%	to	1.90%	(0.31%)		to	(1.59%)
2020	15,575	$1.28	to	$1.14	$20,436	1.74%	0.60%	to	1.90%	7.60%		to	6.20%
2019	14,158	$1.19	to	$1.08	$17,326	5.54%	0.60%	to	1.90%	8.74%		to	7.34%
2018	10,858	$1.10	to	$1.00	$12,265	2.60%	0.60%	to	1.90%	(1.90%)		to	(3.18%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	129

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP BR Gl Infl Prot Sec, Cl 2
2022	20,991	$1.11	to	$0.96	$24,291	4.59%	0.60%	to	1.90%	(18.17%)	to	(19.24%)
2021	19,577	$1.35	to	$1.19	$27,836	0.57%	0.60%	to	1.90%	3.80%	to	2.46%
2020	13,758	$1.30	to	$1.16	$18,927	0.45%	0.60%	to	1.90%	8.31%	to	6.92%
2019	13,689	$1.20	to	$1.09	$17,491	3.03%	0.60%	to	1.90%	6.98%	to	5.61%
2018	12,669	$1.13	to	$1.03	$15,199	—	0.60%	to	1.90%	(1.30%)	to	(2.59%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2022	36,009	$1.53	to	$1.29	$51,673	4.45%	0.55%	to	1.45%	(18.04%)	to	(18.77%)
2021	39,791	$1.87	to	$1.59	$69,964	0.69%	0.55%	to	1.45%	3.91%	to	2.97%
2020	39,638	$1.80	to	$1.55	$67,369	0.56%	0.55%	to	1.45%	8.52%	to	7.54%
2019	45,328	$1.66	to	$1.44	$71,210	3.16%	0.55%	to	1.45%	7.22%	to	6.26%
2018	53,141	$1.55	to	$1.35	$78,153	—	0.55%	to	1.45%	(1.06%)	to	(1.95%)
CTIVP CenterSquare Real Est, Cl 2
2022	11,996	$1.65	to	$1.45	$22,847	1.34%	0.60%	to	1.90%	(24.78%)	to	(25.76%)
2021	11,723	$2.19	to	$1.96	$29,846	1.10%	0.60%	to	1.90%	40.36%	to	38.55%
2020	12,537	$1.56	to	$1.41	$22,818	4.18%	0.60%	to	1.90%	(5.75%)	to	(6.97%)
2019	13,727	$1.66	to	$1.52	$26,591	1.61%	0.60%	to	1.90%	25.41%	to	23.78%
2018	13,885	$1.32	to	$1.23	$21,542	1.69%	0.60%	to	1.90%	(6.42%)	to	(7.64%)
CTIVP MFS Val, Cl 2
2022	22,716	$2.68	to	$2.36	$73,528	—	0.60%	to	1.90%	(6.91%)	to	(8.11%)
2021	21,551	$2.88	to	$2.57	$75,491	—	0.60%	to	1.90%	24.36%	to	22.76%
2020	21,073	$2.32	to	$2.09	$59,610	—	0.60%	to	1.90%	2.72%	to	1.39%
2019	20,500	$2.26	to	$2.06	$56,639	—	0.60%	to	1.90%	28.74%	to	27.08%
2018	18,720	$1.75	to	$1.62	$40,268	—	0.60%	to	1.90%	(10.79%)	to	(11.94%)
CTIVP MS Adv, Cl 2
2022	6,721	$2.37	to	$2.05	$20,677	—	0.60%	to	1.90%	(41.57%)	to	(42.32%)
2021	7,330	$4.05	to	$3.55	$38,806	—	0.60%	to	1.90%	(4.92%)	to	(6.15%)
2020	6,352	$4.26	to	$3.78	$35,501	—	0.60%	to	1.90%	74.44%	to	72.19%
2019	5,228	$2.44	to	$2.19	$16,824	—	0.60%	to	1.90%	26.09%	to	24.47%
2018	4,595	$1.94	to	$1.76	$11,789	—	0.60%	to	1.90%	2.01%	to	0.68%
CTIVP Prin Blue Chip Gro, Cl 1
2022	47,724	$1.98	to	$1.86	$92,282	—	0.55%	to	1.45%	(28.40%)	to	(29.04%)
2021	53,190	$2.76	to	$2.62	$144,175	—	0.55%	to	1.45%	17.92%	to	16.87%
2020	62,336	$2.34	to	$2.24	$143,801	—	0.55%	to	1.45%	31.21%	to	30.04%
2019	72,360	$1.78	to	$1.73	$127,746	—	0.55%	to	1.45%	31.03%	to	29.86%
2018	86,651	$1.36	to	$1.33	$117,135	—	0.55%	to	1.45%	(2.93%)	to	(3.81%)
CTIVP Prin Blue Chip Gro, Cl 2
2022	10,321	$2.96	to	$2.58	$39,157	—	0.60%	to	1.90%	(28.62%)	to	(29.54%)
2021	9,638	$4.15	to	$3.66	$51,911	—	0.60%	to	1.90%	17.57%	to	16.05%
2020	9,749	$3.53	to	$3.15	$44,895	—	0.60%	to	1.90%	30.82%	to	29.13%
2019	9,576	$2.70	to	$2.44	$33,854	—	0.60%	to	1.90%	30.65%	to	28.96%
2018	9,300	$2.06	to	$1.89	$25,301	—	0.60%	to	1.90%	(3.24%)	to	(4.50%)
CTIVP T Rowe Price LgCap Val, Cl 2
2022	14,600	$2.29	to	$2.03	$41,199	—	0.60%	to	1.90%	(5.73%)	to	(6.95%)
2021	12,161	$2.43	to	$2.18	$36,641	—	0.60%	to	1.90%	24.23%	to	22.63%
2020	10,703	$1.96	to	$1.78	$26,085	—	0.60%	to	1.90%	1.81%	to	0.50%
2019	10,056	$1.92	to	$1.77	$24,140	—	0.60%	to	1.90%	25.47%	to	23.85%
2018	9,202	$1.53	to	$1.43	$17,678	—	0.60%	to	1.90%	(10.06%)	to	(11.23%)
CTIVP TCW Core Plus Bond, Cl 2
2022	15,688	$1.02	to	$0.89	$15,903	0.89%	0.60%	to	1.90%	(14.82%)	to	(15.92%)
2021	15,052	$1.20	to	$1.05	$17,938	1.13%	0.60%	to	1.90%	(1.99%)	to	(3.26%)
2020	17,213	$1.22	to	$1.09	$21,080	2.20%	0.60%	to	1.90%	8.02%	to	6.63%
2019	9,903	$1.13	to	$1.02	$11,268	2.37%	0.60%	to	1.90%	7.93%	to	6.54%
2018	7,077	$1.05	to	$0.96	$7,493	1.89%	0.60%	to	1.90%	(0.71%)	to	(1.99%)

130	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Vty Sycamore Estb Val, Cl 2
2022	15,979	$3.25	to	$2.86	$61,811	—	0.60%	to	1.90%	(3.58%)		to	(4.82%)
2021	14,888	$3.37	to	$3.01	$60,951	—	0.60%	to	1.90%	30.76%		to	29.07%
2020	13,877	$2.58	to	$2.33	$43,610	—	0.60%	to	1.90%	7.16%		to	5.77%
2019	15,555	$2.41	to	$2.20	$45,795	—	0.60%	to	1.90%	27.09%		to	25.44%
2018	14,994	$1.89	to	$1.76	$34,905	—	0.60%	to	1.90%	(10.74%)		to	(11.90%)
CTIVP Vty Sycamore Estb Val, Cl 3
2022	10,010	$4.91	to	$3.61	$43,664	—	0.55%	to	1.45%	(3.42%)		to	(4.28%)
2021	10,178	$5.09	to	$3.77	$46,158	—	0.55%	to	1.45%	31.03%		to	29.85%
2020	10,052	$3.88	to	$2.90	$34,992	—	0.55%	to	1.45%	7.31%		to	6.35%
2019	12,437	$3.62	to	$2.73	$40,364	—	0.55%	to	1.45%	27.31%		to	26.17%
2018	12,856	$2.84	to	$2.16	$32,901	—	0.55%	to	1.45%	(10.59%)		to	(11.40%)
CTIVP Westfield Mid Cap Gro, Cl 2
2022	7,344	$2.45	to	$2.14	$23,011	—	0.60%	to	1.90%	(26.23%)		to	(27.18%)
2021	7,227	$3.32	to	$2.94	$30,841	—	0.60%	to	1.90%	15.72%		to	14.22%
2020	7,361	$2.87	to	$2.57	$27,283	—	0.60%	to	1.90%	26.42%		to	24.79%
2019	7,956	$2.27	to	$2.06	$23,436	—	0.60%	to	1.90%	40.95%		to	39.13%
2018	7,829	$1.61	to	$1.48	$16,427	—	0.60%	to	1.90%	(4.19%)		to	(5.44%)
Del Ivy VIP Asset Strategy, Cl II
2022	9,145	$1.42	to	$1.24	$12,502	1.52%	0.55%	to	1.90%	(15.21%)		to	(16.34%)
2021	10,019	$1.67	to	$1.49	$16,237	1.59%	0.55%	to	1.90%	9.84%		to	8.37%
2020	10,756	$1.52	to	$1.37	$15,965	2.00%	0.55%	to	1.90%	13.25%		to	11.73%
2019	12,187	$1.34	to	$1.23	$16,046	2.12%	0.55%	to	1.90%	21.11%		to	19.48%
2018	13,310	$1.11	to	$1.03	$14,604	1.83%	0.55%	to	1.90%	(5.96%)		to	(7.23%)
Del VIP for Inc, Serv Cl
2022	413	$0.96	to	$0.95	$396	—	0.65%	to	1.55%	(3.70	%)(8)	to	(4.27	%)(8)
Del VIP Intl, Serv Cl
2022	432	$0.92	to	$0.91	$396	—	0.65%	to	1.55%	(7.86	%)(8)	to	(8.41	%)(8)
DWS Alt Asset Alloc VIP, Cl B
2022	15,555	$1.17	to	$1.02	$17,388	6.64%	0.55%	to	1.90%	(8.25%)		to	(9.47%)
2021	12,269	$1.28	to	$1.12	$15,007	1.58%	0.55%	to	1.90%	11.73%		to	10.24%
2020	10,984	$1.14	to	$1.02	$12,104	2.51%	0.55%	to	1.90%	4.74%		to	3.34%
2019	13,011	$1.09	to	$0.98	$13,753	3.56%	0.55%	to	1.90%	13.72%		to	12.20%
2018	14,302	$0.96	to	$0.88	$13,348	1.94%	0.55%	to	1.90%	(9.85%)		to	(11.07%)
EV VT Floating-Rate Inc, Init Cl
2022	57,322	$1.55	to	$0.97	$83,655	4.66%	0.55%	to	1.55%	(3.27%)		to	(2.68	%)(8)
2021	52,307	$1.61	to	$1.39	$79,386	2.90%	0.55%	to	1.45%	3.06%		to	2.13%
2020	53,306	$1.56	to	$1.36	$78,848	3.33%	0.55%	to	1.45%	1.41%		to	0.53%
2019	75,165	$1.54	to	$1.36	$109,951	4.32%	0.55%	to	1.45%	6.49%		to	5.54%
2018	103,408	$1.44	to	$1.29	$142,449	3.75%	0.55%	to	1.45%	(0.62%)		to	(1.52%)
Fid VIP Contrafund, Serv Cl 2
2022	133,029	$3.28	to	$2.41	$416,576	0.26%	0.55%	to	1.90%	(26.89%)		to	(27.87%)
2021	143,617	$4.48	to	$3.34	$618,452	0.03%	0.55%	to	1.90%	26.81%		to	25.11%
2020	156,503	$3.53	to	$2.67	$534,239	0.08%	0.55%	to	1.90%	29.52%		to	27.78%
2019	172,296	$2.73	to	$2.09	$456,586	0.21%	0.55%	to	1.90%	30.56%		to	28.81%
2018	190,555	$2.09	to	$1.62	$388,931	0.43%	0.55%	to	1.90%	(7.16%)		to	(8.41%)
Fid VIP Emer Mkts, Serv Cl 2
2022	617	$0.96	to	$0.95	$590	5.28%	0.65%	to	1.55%	(4.74	%)(8)	to	(5.30	%)(8)
Fid VIP Energy, Serv Cl 2
2022	681	$1.16	to	$1.16	$792	5.09%	0.65%	to	1.55%	15.45	%(8)	to	14.76	%(8)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	131

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Gro & Inc, Serv Cl
2022	10,958	$3.62	to	$3.30	$37,405	1.56%	0.55%	to	0.95%	(5.54%)		to	(5.92%)
2021	11,782	$3.84	to	$3.51	$42,718	2.29%	0.55%	to	0.95%	25.07%		to	24.58%
2020	12,829	$3.07	to	$2.82	$37,319	2.01%	0.55%	to	0.95%	7.14%		to	6.72%
2019	14,530	$2.86	to	$2.64	$39,574	3.51%	0.55%	to	0.95%	29.23%		to	28.71%
2018	16,690	$2.22	to	$2.05	$35,297	0.25%	0.55%	to	0.95%	(9.58%)		to	(9.94%)
Fid VIP Gro & Inc, Serv Cl 2
2022	23,378	$3.87	to	$1.00	$84,649	1.46%	0.55%	to	1.55%	(5.69%)		to	(0.41	%)(8)
2021	24,392	$4.10	to	$3.74	$95,670	2.17%	0.55%	to	1.20%	24.95%		to	24.14%
2020	27,581	$3.28	to	$3.01	$86,752	1.91%	0.55%	to	1.20%	7.00%		to	6.31%
2019	31,792	$3.07	to	$2.83	$93,498	3.45%	0.55%	to	1.20%	28.97%		to	28.13%
2018	36,966	$2.38	to	$2.21	$84,455	0.20%	0.55%	to	1.20%	(9.69%)		to	(10.28%)
Fid VIP Gro Opp, Serv Cl 2
2022	1,783	$0.84	to	$0.84	$1,499	—	0.65%	to	1.55%	(17.23	%)(8)	to	(17.72	%)(8)
Fid VIP Intl Cap Appr, Serv Cl 2
2022	689	$0.93	to	$0.92	$637	0.22%	0.65%	to	1.55%	(6.69	%)(8)	to	(7.24	%)(8)
Fid VIP Invest Gr, Serv Cl 2
2022	859	$0.95	to	$0.95	$817	7.27%	0.65%	to	1.55%	(4.16	%)(8)	to	(4.73	%)(8)
Fid VIP Mid Cap, Serv Cl
2022	6,630	$9.67	to	$8.81	$60,815	0.40%	0.55%	to	0.95%	(15.32%)		to	(15.66%)
2021	7,266	$11.42	to	$10.44	$78,981	0.50%	0.55%	to	0.95%	24.82%		to	24.32%
2020	8,169	$9.15	to	$8.40	$71,389	0.55%	0.55%	to	0.95%	17.39%		to	16.92%
2019	9,419	$7.79	to	$7.18	$70,309	0.77%	0.55%	to	0.95%	22.67%		to	22.18%
2018	10,955	$6.35	to	$5.88	$66,853	0.53%	0.55%	to	0.95%	(15.11%)		to	(15.45%)
Fid VIP Mid Cap, Serv Cl 2
2022	70,982	$6.14	to	$2.09	$320,729	0.27%	0.55%	to	1.90%	(15.43%)		to	(16.56%)
2021	76,803	$7.27	to	$2.51	$412,423	0.36%	0.55%	to	1.90%	24.62%		to	22.95%
2020	84,028	$5.83	to	$2.04	$364,896	0.40%	0.55%	to	1.90%	17.22%		to	15.65%
2019	97,978	$4.97	to	$1.76	$363,510	0.66%	0.55%	to	1.90%	22.50%		to	20.86%
2018	109,797	$4.06	to	$1.46	$335,038	0.39%	0.55%	to	1.90%	(15.24%)		to	(16.39%)
Fid VIP Overseas, Serv Cl
2022	4,330	$2.03	to	$1.85	$8,318	0.96%	0.55%	to	0.95%	(25.00%)		to	(25.30%)
2021	4,660	$2.71	to	$2.48	$11,967	0.44%	0.55%	to	0.95%	18.92%		to	18.44%
2020	5,118	$2.28	to	$2.09	$11,088	0.34%	0.55%	to	0.95%	14.86%		to	14.40%
2019	5,912	$1.98	to	$1.83	$11,189	1.61%	0.55%	to	0.95%	26.97%		to	26.47%
2018	6,601	$1.56	to	$1.45	$9,868	1.37%	0.55%	to	0.95%	(15.35%)		to	(15.69%)
Fid VIP Overseas, Serv Cl 2
2022	17,219	$2.41	to	$1.46	$35,279	0.80%	0.55%	to	1.45%	(25.09%)		to	(25.76%)
2021	19,522	$3.22	to	$1.96	$53,906	0.32%	0.55%	to	1.45%	18.74%		to	17.67%
2020	21,628	$2.71	to	$1.67	$50,424	0.22%	0.55%	to	1.45%	14.70%		to	13.67%
2019	24,147	$2.36	to	$1.47	$49,487	1.45%	0.55%	to	1.45%	26.80%		to	25.67%
2018	28,284	$1.86	to	$1.17	$45,831	1.24%	0.55%	to	1.45%	(15.53%)		to	(16.29%)
Fid VIP Strategic Inc, Serv Cl 2
2022	131,771	$1.17	to	$1.02	$147,370	3.39%	0.55%	to	1.90%	(12.00%)		to	(13.18%)
2021	138,730	$1.33	to	$1.18	$177,205	2.56%	0.55%	to	1.90%	2.97%		to	1.58%
2020	127,920	$1.29	to	$1.16	$159,418	3.05%	0.55%	to	1.90%	6.57%		to	5.14%
2019	135,767	$1.21	to	$1.10	$159,517	3.40%	0.55%	to	1.90%	10.05%		to	8.57%
2018	116,492	$1.10	to	$1.02	$125,045	3.67%	0.55%	to	1.90%	(3.36%)		to	(4.66%)
Frank Global Real Est, Cl 2
2022	22,064	$3.15	to	$1.00	$48,213	2.42%	0.55%	to	1.45%	(26.47%)		to	(27.12%)
2021	23,528	$4.28	to	$1.37	$70,706	0.89%	0.55%	to	1.45%	26.09%		to	24.97%
2020	26,984	$3.40	to	$1.10	$64,477	3.29%	0.55%	to	1.45%	(5.91%)		to	(6.75%)
2019	31,459	$3.61	to	$1.18	$80,181	2.64%	0.55%	to	1.45%	21.70%		to	20.61%
2018	36,256	$2.96	to	$0.98	$76,097	2.62%	0.55%	to	1.45%	(7.29%)		to	(8.12%)

132	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Inc, Cl 2
2022	41,040	$1.53	to	$1.34	$59,978	4.85%	0.55%	to	1.90%	(5.99%)		to	(7.25%)
2021	38,475	$1.63	to	$1.45	$60,037	4.60%	0.55%	to	1.90%	16.12%		to	14.56%
2020	38,728	$1.40	to	$1.27	$52,301	5.97%	0.55%	to	1.90%	0.14%		to	(1.21%)
2019	46,150	$1.40	to	$1.28	$62,607	5.35%	0.55%	to	1.90%	15.42%		to	13.87%
2018	44,620	$1.22	to	$1.12	$52,750	4.72%	0.55%	to	1.90%	(4.83%)		to	(6.12%)
Frank Inc, Cl 4
2022	2,561	$0.97	to	$0.96	$2,476	7.34%	0.65%	to	1.55%	(3.02	%)(8)	to	(3.59	%)(8)
Frank Mutual Gbl Dis, Cl 4
2022	134	$0.99	to	$0.99	$134	1.49%	0.65%	to	1.55%	(0.78	%)(8)	to	(1.37	%)(8)
Frank Mutual Shares, Cl 2
2022	26,191	$2.77	to	$1.66	$61,099	1.83%	0.55%	to	1.90%	(7.94%)		to	(9.17%)
2021	28,365	$3.01	to	$1.82	$72,024	2.85%	0.55%	to	1.90%	18.51%		to	16.93%
2020	32,570	$2.54	to	$1.56	$69,793	2.71%	0.55%	to	1.90%	(5.56%)		to	(6.83%)
2019	39,528	$2.69	to	$1.67	$89,848	1.80%	0.55%	to	1.90%	21.90%		to	20.26%
2018	44,892	$2.20	to	$1.39	$83,957	2.30%	0.55%	to	1.90%	(9.57%)		to	(10.79%)
Frank Sm Cap Val, Cl 2
2022	25,398	$6.71	to	$2.10	$113,286	1.00%	0.55%	to	1.90%	(10.56%)		to	(11.75%)
2021	26,794	$7.50	to	$2.38	$134,339	1.02%	0.55%	to	1.90%	24.68%		to	23.00%
2020	28,578	$6.02	to	$1.94	$115,452	1.50%	0.55%	to	1.90%	4.61%		to	3.22%
2019	32,667	$5.75	to	$1.88	$126,596	1.05%	0.55%	to	1.90%	25.66%		to	23.97%
2018	34,466	$4.58	to	$1.51	$107,886	0.88%	0.55%	to	1.90%	(13.36%)		to	(14.53%)
Frank Sm Cap Val, Cl 4
2022	1,205	$0.99	to	$0.98	$1,192	0.83%	0.65%	to	1.55%	(1.65	%)(8)	to	(2.23	%)(8)
GS VIT Mid Cap Val, Inst
2022	15,316	$7.74	to	$4.95	$106,671	0.68%	0.55%	to	1.20%	(10.48%)		to	(11.06%)
2021	16,894	$8.65	to	$5.57	$131,913	0.46%	0.55%	to	1.20%	30.23%		to	29.39%
2020	19,376	$6.64	to	$4.31	$116,602	0.62%	0.55%	to	1.20%	7.81%		to	7.11%
2019	22,573	$6.16	to	$4.02	$126,366	0.77%	0.55%	to	1.20%	30.81%		to	29.96%
2018	26,237	$4.71	to	$3.09	$112,625	1.25%	0.55%	to	1.20%	(10.95%)		to	(11.53%)
GS VIT Multi-Strategy Alt, Advisor
2022	10,136	$0.97	to	$0.87	$9,493	3.47%	0.55%	to	1.90%	(7.36%)		to	(8.59%)
2021	7,940	$1.05	to	$0.95	$8,057	1.38%	0.55%	to	1.90%	4.08%		to	2.68%
2020	7,250	$1.01	to	$0.93	$7,104	1.83%	0.55%	to	1.90%	5.99%		to	4.57%
2019	6,769	$0.95	to	$0.88	$6,290	2.68%	0.55%	to	1.90%	8.01%		to	6.55%
2018	6,233	$0.88	to	$0.83	$5,394	2.36%	0.55%	to	1.90%	(7.61%)		to	(8.86%)
GS VIT Multi-Strategy Alt, Serv
2022	401	$0.96	to	$0.96	$387	12.27%	0.65%	to	1.55%	(3.71	%)(8)	to	(4.27	%)(8)
GS VIT Sm Cap Eq Insights, Inst
2022	975	$4.59	to	$4.18	$4,209	0.31%	0.55%	to	0.95%	(19.82%)		to	(20.14%)
2021	1,088	$5.73	to	$5.24	$5,878	0.45%	0.55%	to	0.95%	23.11%		to	22.62%
2020	1,238	$4.65	to	$4.27	$5,451	0.22%	0.55%	to	0.95%	7.99%		to	7.56%
2019	1,456	$4.31	to	$3.97	$5,957	0.48%	0.55%	to	0.95%	24.16%		to	23.66%
2018	1,610	$3.47	to	$3.21	$5,327	0.44%	0.55%	to	0.95%	(9.13%)		to	(9.49%)
GS VIT Sm Cap Eq Insights, Serv
2022	330	$0.95	to	$0.95	$314	0.25%	0.65%	to	1.55%	(5.77	%)(8)	to	(6.32	%)(8)
GS VIT U.S. Eq Insights, Inst
2022	26,352	$3.44	to	$2.84	$85,875	0.79%	0.55%	to	1.45%	(20.18%)		to	(20.89%)
2021	29,415	$4.30	to	$3.59	$120,460	0.78%	0.55%	to	1.45%	28.70%		to	27.54%
2020	34,242	$3.34	to	$2.81	$109,201	0.84%	0.55%	to	1.45%	16.90%		to	15.86%
2019	40,322	$2.86	to	$2.43	$110,217	1.21%	0.55%	to	1.45%	24.52%		to	23.41%
2018	47,779	$2.30	to	$1.97	$105,192	1.19%	0.55%	to	1.45%	(6.71%)		to	(7.55%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	133

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser I
2022	3,864	$2.76	to	$2.65	$10,393	—	0.55%	to	0.95%	(31.49%)		to	(31.76%)
2021	4,117	$4.03	to	$3.88	$16,208	—	0.55%	to	0.95%	11.31%		to	10.87%
2020	4,758	$3.62	to	$3.50	$16,877	0.07%	0.55%	to	0.95%	41.57%		to	41.01%
2019	5,370	$2.56	to	$2.48	$13,489	—	0.55%	to	0.95%	36.01%		to	35.46%
2018	6,121	$1.88	to	$1.83	$11,336	—	0.55%	to	0.95%	(4.16%)		to	(4.54%)
Invesco VI Am Fran, Ser II
2022	13,038	$2.69	to	$2.44	$33,926	—	0.55%	to	1.45%	(31.67%)		to	(32.28%)
2021	14,122	$3.94	to	$3.61	$53,938	—	0.55%	to	1.45%	11.04%		to	10.04%
2020	16,180	$3.55	to	$3.28	$55,833	—	0.55%	to	1.45%	41.22%		to	39.95%
2019	19,916	$2.51	to	$2.34	$48,830	—	0.55%	to	1.45%	35.68%		to	34.46%
2018	23,543	$1.85	to	$1.74	$42,681	—	0.55%	to	1.45%	(4.42%)		to	(5.28%)
Invesco VI Bal Risk Alloc, Ser II
2022	26,236	$1.28	to	$1.12	$32,129	7.41%	0.55%	to	1.90%	(14.98%)		to	(16.12%)
2021	25,890	$1.50	to	$1.34	$37,476	3.03%	0.55%	to	1.90%	8.66%		to	7.21%
2020	25,880	$1.38	to	$1.25	$34,796	7.46%	0.55%	to	1.90%	9.39%		to	7.92%
2019	31,724	$1.27	to	$1.16	$39,137	—	0.55%	to	1.90%	14.25%		to	12.72%
2018	34,792	$1.11	to	$1.02	$37,768	1.26%	0.55%	to	1.90%	(7.23%)		to	(8.49%)
Invesco VI Comstock, Ser II
2022	27,918	$3.80	to	$1.01	$95,536	1.35%	0.55%	to	1.55%	0.29%		to	0.68	%(8)
2021	29,782	$3.79	to	$2.71	$102,722	1.57%	0.55%	to	1.45%	32.31%		to	31.13%
2020	36,170	$2.86	to	$2.07	$94,658	2.13%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	42,757	$2.91	to	$2.12	$113,810	1.67%	0.55%	to	1.45%	24.26%		to	23.14%
2018	50,584	$2.34	to	$1.72	$108,556	1.40%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
Invesco VI Core Eq, Ser I
2022	13,894	$4.34	to	$4.34	$61,007	0.91%	1.25%	to	1.25%	(21.53%)		to	(21.53%)
2021	15,101	$5.53	to	$5.53	$84,521	0.66%	1.25%	to	1.25%	26.15%		to	26.15%
2020	16,461	$4.38	to	$4.38	$73,056	1.34%	1.25%	to	1.25%	12.44%		to	12.44%
2019	18,198	$3.90	to	$3.90	$71,851	0.94%	1.25%	to	1.25%	27.36%		to	27.36%
2018	20,443	$3.06	to	$3.06	$63,496	0.88%	1.25%	to	1.25%	(10.53%)		to	(10.53%)
Invesco VI Core Plus Bond, Ser II
2022	387	$0.95	to	$0.94	$366	1.32%	0.65%	to	1.55%	(4.93	%)(8)	to	(5.50	%)(8)
Invesco VI Dis Mid Cap Gro, Ser I
2022	12,594	$1.23	to	$1.21	$15,421	—	0.55%	to	1.20%	(31.36%)		to	(31.80%)
2021	14,159	$1.79	to	$1.77	$25,333	—	0.55%	to	1.20%	18.45%		to	17.68%
2020	15,946	$1.51	to	$1.50	$24,155	0.05%	0.55%	to	1.20%	51.03	%(6)	to	50.36	%(6)
Invesco VI Dis Mid Cap Gro, Ser II
2022	8,247	$1.22	to	$1.19	$9,954	—	0.55%	to	1.45%	(31.51%)		to	(32.12%)
2021	9,306	$1.78	to	$1.75	$16,458	—	0.55%	to	1.45%	18.14%		to	17.08%
2020	10,622	$1.51	to	$1.50	$15,963	—	0.55%	to	1.45%	50.65	%(6)	to	49.72	%(6)
Invesco VI Div Divd, Ser I
2022	7,439	$2.62	to	$2.43	$18,878	1.89%	0.55%	to	1.20%	(2.22%)		to	(2.85%)
2021	7,765	$2.68	to	$2.50	$20,232	2.10%	0.55%	to	1.20%	18.24%		to	17.48%
2020	8,941	$2.26	to	$2.13	$19,755	2.93%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	11,136	$2.27	to	$2.15	$24,624	2.84%	0.55%	to	1.20%	24.40%		to	23.60%
2018	12,965	$1.83	to	$1.74	$23,127	2.23%	0.55%	to	1.20%	(8.08%)		to	(8.68%)
Invesco VI Div Divd, Ser II
2022	4,379	$2.45	to	$2.29	$10,598	1.68%	0.85%	to	1.45%	(2.75%)		to	(3.33%)
2021	4,426	$2.52	to	$2.37	$11,041	1.92%	0.85%	to	1.45%	17.59%		to	16.89%
2020	5,209	$2.15	to	$2.03	$11,057	2.70%	0.85%	to	1.45%	(0.98%)		to	(1.57%)
2019	6,610	$2.17	to	$2.06	$14,194	2.55%	0.85%	to	1.45%	23.72%		to	22.98%
2018	8,527	$1.75	to	$1.67	$14,809	1.97%	0.85%	to	1.45%	(8.60%)		to	(9.15%)

134	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI EQV Intl Eq, Ser II
2022	19,003	$2.12	to	$1.63	$36,630	1.41%	0.55%	to	1.45%	(18.95%)		to	(19.68%)
2021	20,910	$2.61	to	$2.02	$49,860	1.03%	0.55%	to	1.45%	5.03%		to	4.09%
2020	23,326	$2.49	to	$1.94	$53,197	2.08%	0.55%	to	1.45%	13.11%		to	12.10%
2019	27,790	$2.20	to	$1.73	$56,237	1.25%	0.55%	to	1.45%	27.54%		to	26.39%
2018	33,586	$1.72	to	$1.37	$53,415	1.70%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
Invesco VI Global, Ser II
2022	37,552	$3.29	to	$1.85	$103,293	—	0.55%	to	1.90%	(32.31%)		to	(33.22%)
2021	41,188	$4.87	to	$2.77	$168,530	—	0.55%	to	1.90%	14.54%		to	13.00%
2020	44,144	$4.25	to	$2.45	$158,216	0.44%	0.55%	to	1.90%	26.64%		to	24.94%
2019	49,088	$3.36	to	$1.96	$139,266	0.64%	0.55%	to	1.90%	30.73%		to	28.98%
2018	52,505	$2.57	to	$1.52	$114,539	0.75%	0.55%	to	1.90%	(13.87%)		to	(15.03%)
Invesco VI Gbl Strat Inc, Ser II
2022	85,984	$1.60	to	$0.85	$126,018	—	0.55%	to	1.90%	(12.20%)		to	(13.37%)
2021	98,263	$1.83	to	$0.98	$164,758	4.16%	0.55%	to	1.90%	(4.09%)		to	(5.38%)
2020	109,621	$1.91	to	$1.03	$192,491	5.23%	0.55%	to	1.90%	2.43%		to	1.06%
2019	128,020	$1.86	to	$1.02	$220,135	3.41%	0.55%	to	1.90%	10.00%		to	8.52%
2018	149,770	$1.69	to	$0.94	$234,872	4.57%	0.55%	to	1.90%	(5.07%)		to	(6.35%)
Invesco VI Hlth, Ser II
2022	11,724	$3.23	to	$2.95	$36,734	—	0.55%	to	1.45%	(14.01%)		to	(14.78%)
2021	12,805	$3.75	to	$3.46	$46,666	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	14,173	$3.37	to	$3.13	$46,553	0.10%	0.55%	to	1.45%	13.57%		to	12.56%
2019	14,951	$2.96	to	$2.78	$43,401	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	17,735	$2.26	to	$2.13	$39,354	—	0.55%	to	1.45%	0.06%		to	(0.84%)
Invesco VI Main St, Ser II
2022	1,597	$1.45	to	$1.40	$2,295	1.10%	0.85%	to	1.45%	(20.98%)		to	(21.46%)
2021	1,925	$1.83	to	$1.78	$3,503	0.51%	0.85%	to	1.45%	26.15%		to	25.40%
2020	2,060	$1.45	to	$1.42	$2,976	1.13%	0.85%	to	1.45%	12.73%		to	12.06%
2019	2,502	$1.29	to	$1.27	$3,213	0.80%	0.85%	to	1.45%	30.62%		to	29.84%
2018	2,956	$0.99	to	$0.98	$2,909	0.90%	0.85%	to	1.45%	(8.88%)		to	(9.43%)
Invesco VI Mn St Sm Cap, Ser II
2022	23,898	$4.26	to	$2.32	$85,386	0.25%	0.55%	to	1.90%	(16.50%)		to	(17.62%)
2021	26,168	$5.11	to	$2.82	$112,646	0.18%	0.55%	to	1.90%	21.59%		to	19.96%
2020	27,781	$4.20	to	$2.35	$98,850	0.37%	0.55%	to	1.90%	18.98%		to	17.38%
2019	31,718	$3.53	to	$2.00	$94,237	—	0.55%	to	1.90%	25.44%		to	23.76%
2018	35,518	$2.81	to	$1.62	$84,593	0.06%	0.55%	to	1.90%	(11.03%)		to	(12.23%)
Invesco VI Tech, Ser I
2022	8,033	$2.41	to	$2.46	$18,662	—	0.55%	to	1.20%	(40.28%)		to	(40.67%)
2021	8,637	$4.03	to	$4.15	$33,694	—	0.55%	to	1.20%	13.78%		to	13.05%
2020	10,030	$3.55	to	$3.67	$34,515	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	10,550	$2.44	to	$2.55	$25,039	—	0.55%	to	1.20%	35.14%		to	34.26%
2018	12,085	$1.81	to	$1.90	$21,264	—	0.55%	to	1.20%	(1.00%)		to	(1.65%)
Invesco VI Tech, Ser II
2022	610	$0.80	to	$0.80	$490	—	0.65%	to	1.55%	(20.88	%)(8)	to	(21.36	%)(8)
Janus Henderson VIT Bal, Serv
2022	88,215	$1.32	to	$1.24	$113,816	0.98%	0.55%	to	1.90%	(17.07%)		to	(18.18%)
2021	87,752	$1.59	to	$1.52	$137,239	0.69%	0.55%	to	1.90%	16.27%		to	14.70%
2020	74,253	$1.37	to	$1.32	$100,413	1.60%	0.55%	to	1.90%	13.40%		to	11.88%
2019	56,949	$1.21	to	$1.18	$68,253	1.82%	0.55%	to	1.90%	21.60%		to	19.98%
2018	32,123	$0.99	to	$0.98	$31,839	1.50%	0.55%	to	1.90%	(0.67	%)(5)	to	(1.58	%)(5)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	135

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Enter, Serv
2022	5,343	$2.73	to	$2.49	$13,772	0.08%	0.55%	to	0.95%	(16.61%)		to	(16.94%)
2021	5,926	$3.27	to	$3.00	$18,370	0.24%	0.55%	to	0.95%	15.90%		to	15.44%
2020	6,521	$2.82	to	$2.60	$17,484	—	0.55%	to	0.95%	18.53%		to	18.06%
2019	7,645	$2.38	to	$2.20	$17,333	0.05%	0.55%	to	0.95%	34.42%		to	33.88%
2018	8,646	$1.77	to	$1.65	$14,621	0.11%	0.55%	to	0.95%	(1.21%)		to	(1.61%)
Janus Henderson VIT Flex Bd, Serv
2022	49,715	$1.05	to	$0.92	$49,951	1.97%	0.55%	to	1.90%	(14.37%)		to	(15.51%)
2021	54,882	$1.23	to	$1.09	$64,705	1.63%	0.55%	to	1.90%	(1.66%)		to	(2.97%)
2020	55,739	$1.25	to	$1.12	$67,139	2.47%	0.55%	to	1.90%	9.65%		to	8.18%
2019	44,425	$1.14	to	$1.04	$49,020	2.88%	0.55%	to	1.90%	8.68%		to	7.22%
2018	41,077	$1.05	to	$0.97	$41,907	2.59%	0.55%	to	1.90%	(1.83%)		to	(3.15%)
Janus Henderson VIT Forty, Serv
2022	550	$0.87	to	$0.86	$477	0.21%	0.65%	to	1.55%	(14.36	%)(8)	to	(14.87	%)(8)
Janus Hend VIT Gbl Tech Innov, Srv
2022	9,650	$2.40	to	$0.85	$22,290	—	0.55%	to	1.55%	(37.47%)		to	(16.26	%)(8)
2021	11,042	$3.84	to	$8.59	$41,320	0.11%	0.55%	to	1.20%	17.10%		to	16.34%
2020	12,474	$3.28	to	$7.38	$39,831	—	0.55%	to	1.20%	49.90%		to	48.93%
2019	13,302	$2.19	to	$4.96	$28,362	—	0.55%	to	1.20%	44.03%		to	43.09%
2018	15,070	$1.52	to	$3.46	$22,441	—	0.55%	to	1.20%	0.35%		to	(0.30%)
Janus Henderson VIT Overseas, Serv
2022	10,668	$1.88	to	$1.00	$19,075	1.70%	0.55%	to	1.55%	(9.34%)		to	(0.29	%)(8)
2021	10,886	$2.08	to	$3.21	$21,627	1.02%	0.55%	to	1.20%	12.67%		to	11.94%
2020	11,852	$1.84	to	$2.86	$20,942	1.20%	0.55%	to	1.20%	15.39%		to	14.64%
2019	13,664	$1.60	to	$2.50	$20,973	1.82%	0.55%	to	1.20%	26.01%		to	25.20%
2018	15,915	$1.27	to	$2.00	$19,487	1.64%	0.55%	to	1.20%	(15.60%)		to	(16.16%)
Janus Henderson VIT Res, Serv
2022	15,712	$2.94	to	$2.39	$43,311	—	0.55%	to	1.90%	(30.45%)		to	(31.38%)
2021	16,792	$4.23	to	$3.48	$66,914	0.02%	0.55%	to	1.90%	19.39%		to	17.79%
2020	18,250	$3.54	to	$2.96	$61,214	0.22%	0.55%	to	1.90%	31.85%		to	30.08%
2019	20,124	$2.68	to	$2.27	$51,489	0.31%	0.55%	to	1.90%	34.48%		to	32.68%
2018	21,976	$2.00	to	$1.71	$42,067	0.36%	0.55%	to	1.90%	(3.37%)		to	(4.68%)
JPM Ins Trust US Eq, Cl 2
2022	2,152	$0.93	to	$0.92	$1,998	0.11%	0.65%	to	1.55%	(7.55	%)(8)	to	(8.10	%)(8)
Lazard Ret Emer Mkts Eq, Serv
2022	43	$0.93	to	$0.93	$42	3.94%	0.65%	to	1.55%	(6.40	%)(8)	to	(6.96	%)(8)
Lazard Ret Global Dyn MA, Serv
2022	8,731	$1.40	to	$1.23	$11,622	0.08%	0.55%	to	1.90%	(17.83%)		to	(18.93%)
2021	10,498	$1.70	to	$1.51	$17,083	2.74%	0.55%	to	1.90%	11.32%		to	9.83%
2020	11,732	$1.53	to	$1.38	$17,230	0.61%	0.55%	to	1.90%	0.26%		to	(1.09%)
2019	14,412	$1.53	to	$1.39	$21,230	0.05%	0.55%	to	1.90%	17.14%		to	15.57%
2018	15,222	$1.30	to	$1.21	$19,245	1.38%	0.55%	to	1.90%	(7.08%)		to	(8.34%)
Lord Abt Bond Debenture, Cl VC
2022	935	$0.95	to	$0.95	$887	20.62%	0.65%	to	1.55%	(4.49	%)(8)	to	(5.05	%)(8)
Lord Abt Short Dur Inc, Cl VC
2022	2,326	$0.98	to	$0.97	$2,273	11.65%	0.65%	to	1.55%	(1.84	%)(8)	to	(2.43	%)(8)
MFS Gbl Real Est, Serv Cl
2022	483	$0.82	to	$0.81	$394	1.65%	0.65%	to	1.55%	(16.74	%)(8)	to	(17.24	%)(8)
MFS Intl Gro, Serv Cl
2022	611	$0.98	to	$0.97	$597	0.40%	0.65%	to	1.55%	(1.98	%)(8)	to	(2.56	%)(8)

136	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Mass Inv Gro Stock, Serv Cl
2022	29,550	$2.22	to	$2.07	$63,985	—	0.55%	to	1.45%	(19.89%)		to	(20.61%)
2021	31,273	$2.77	to	$2.61	$84,817	0.03%	0.55%	to	1.45%	24.97%		to	23.85%
2020	35,260	$2.22	to	$2.10	$76,753	0.22%	0.55%	to	1.45%	21.53%		to	20.44%
2019	36,777	$1.82	to	$1.75	$66,117	0.34%	0.55%	to	1.45%	38.82%		to	37.58%
2018	41,339	$1.31	to	$1.27	$53,770	0.33%	0.55%	to	1.45%	0.02%		to	(0.88%)
MFS New Dis, Serv Cl
2022	8,688	$3.45	to	$3.57	$28,558	—	0.55%	to	1.20%	(30.38%)		to	(30.83%)
2021	9,511	$4.96	to	$5.16	$45,049	—	0.55%	to	1.20%	1.02%		to	0.36%
2020	10,533	$4.91	to	$5.15	$49,536	—	0.55%	to	1.20%	44.78%		to	43.85%
2019	11,428	$3.39	to	$3.58	$37,250	—	0.55%	to	1.20%	40.50%		to	39.59%
2018	12,560	$2.41	to	$2.56	$29,201	—	0.55%	to	1.20%	(2.26%)		to	(2.90%)
MFS Research Intl, Serv Cl
2022	439	$0.97	to	$0.96	$423	2.42%	0.65%	to	1.55%	(3.09	%)(8)	to	(3.66	%)(8)
MFS Utilities, Serv Cl
2022	35,725	$5.30	to	$1.97	$153,188	2.24%	0.55%	to	1.90%	(0.07%)		to	(1.41%)
2021	35,894	$5.31	to	$2.00	$154,358	1.52%	0.55%	to	1.90%	13.20%		to	11.68%
2020	40,895	$4.69	to	$1.79	$155,077	2.21%	0.55%	to	1.90%	5.04%		to	3.63%
2019	46,751	$4.46	to	$1.73	$169,548	3.78%	0.55%	to	1.90%	24.12%		to	22.45%
2018	51,317	$3.59	to	$1.41	$151,015	0.83%	0.55%	to	1.90%	0.26%		to	(1.09%)
MS VIF Dis, Cl II
2022	19,128	$2.64	to	$1.63	$48,221	—	0.55%	to	1.90%	(63.17%)		to	(63.67%)
2021	18,790	$7.18	to	$4.48	$129,812	—	0.55%	to	1.90%	(11.68%)		to	(12.87%)
2020	19,577	$8.13	to	$5.14	$154,281	—	0.55%	to	1.90%	150.66%		to	147.31%
2019	18,470	$3.24	to	$2.08	$58,529	—	0.55%	to	1.90%	39.20%		to	37.33%
2018	17,284	$2.33	to	$1.51	$39,637	—	0.55%	to	1.90%	9.92%		to	8.43%
MS VIF Global Real Est, Cl II
2022	10,342	$1.27	to	$1.15	$12,632	4.44%	0.55%	to	1.45%	(26.60%)		to	(27.26%)
2021	11,545	$1.73	to	$1.58	$19,270	2.35%	0.55%	to	1.45%	23.16%		to	22.05%
2020	13,408	$1.41	to	$1.29	$18,246	4.39%	0.55%	to	1.45%	(15.32%)		to	(16.08%)
2019	16,636	$1.66	to	$1.54	$26,812	2.61%	0.55%	to	1.45%	17.41%		to	16.35%
2018	20,200	$1.41	to	$1.32	$27,834	3.10%	0.55%	to	1.45%	(8.71%)		to	(9.53%)
NB AMT Intl Eq, Cl S
2022	5,709	$1.36	to	$1.32	$7,669	1.55%	0.55%	to	1.45%	(23.12%)		to	(23.81%)
2021	6,175	$1.77	to	$1.73	$10,827	0.32%	0.55%	to	1.45%	12.73%		to	11.72%
2020	6,800	$1.57	to	$1.55	$10,623	0.50%	0.55%	to	1.45%	11.95%		to	10.95%
2019	7,924	$1.40	to	$1.40	$11,112	0.15%	0.55%	to	1.45%	26.98%		to	25.85%
2018	9,712	$1.10	to	$1.11	$10,777	0.15%	0.55%	to	1.45%	(17.41%)		to	(18.15%)
NB AMT Sus Eq, Cl S
2022	4,439	$2.59	to	$2.28	$13,471	0.12%	0.60%	to	1.90%	(19.14%)		to	(20.18%)
2021	4,556	$3.20	to	$2.85	$17,173	0.18%	0.60%	to	1.90%	22.43%		to	20.85%
2020	4,405	$2.61	to	$2.36	$13,612	0.38%	0.60%	to	1.90%	18.56%		to	17.03%
2019	4,590	$2.20	to	$2.02	$12,006	0.30%	0.60%	to	1.90%	24.83%		to	23.21%
2018	4,187	$1.76	to	$1.64	$8,768	0.21%	0.60%	to	1.90%	(6.50%)		to	(7.72%)
NB AMT US Eq Index PW Strat, Cl S
2022	6,788	$1.16	to	$1.03	$7,542	—	0.55%	to	1.90%	(11.76%)		to	(12.95%)
2021	5,209	$1.31	to	$1.19	$6,586	0.32%	0.55%	to	1.90%	17.30%		to	15.72%
2020	4,401	$1.12	to	$1.02	$4,769	0.86%	0.55%	to	1.90%	7.67%		to	6.22%
2019	4,240	$1.04	to	$0.96	$4,286	0.16%	0.55%	to	1.90%	14.63%		to	13.09%
2018	4,045	$0.91	to	$0.85	$3,586	—	0.55%	to	1.90%	(7.30%)		to	(8.54%)
PIMCO VIT All Asset, Advisor Cl
2022	28,886	$1.90	to	$1.21	$51,711	7.56%	0.55%	to	1.90%	(12.35%)		to	(13.53%)
2021	28,910	$2.17	to	$1.40	$59,799	10.91%	0.55%	to	1.90%	15.41%		to	13.86%
2020	32,326	$1.88	to	$1.23	$58,128	4.85%	0.55%	to	1.90%	7.32%		to	5.88%
2019	39,328	$1.75	to	$1.16	$66,173	2.77%	0.55%	to	1.90%	11.13%		to	9.64%
2018	46,372	$1.58	to	$1.06	$70,331	2.95%	0.55%	to	1.90%	(5.97%)		to	(7.23%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	137

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Glb Man As Alloc, Adv Cl
2022	4,495	$1.32	to	$1.14	$5,605	1.90%	0.55%	to	1.90%	(18.84%)		to	(19.93%)
2021	4,798	$1.63	to	$1.43	$7,409	2.38%	0.55%	to	1.90%	11.99%		to	10.47%
2020	4,148	$1.45	to	$1.29	$5,747	7.83%	0.55%	to	1.90%	16.08%		to	14.51%
2019	4,415	$1.25	to	$1.13	$5,298	2.12%	0.55%	to	1.90%	16.32%		to	14.77%
2018	4,395	$1.08	to	$0.98	$4,553	1.59%	0.55%	to	1.90%	(6.13%)		to	(7.40%)
PIMCO VIT Tot Return, Advisor Cl
2022	54,369	$1.02	to	$0.89	$52,773	2.52%	0.55%	to	1.90%	(14.85%)		to	(15.99%)
2021	56,072	$1.19	to	$1.06	$64,182	1.72%	0.55%	to	1.90%	(1.91%)		to	(3.22%)
2020	54,942	$1.22	to	$1.10	$64,444	1.99%	0.55%	to	1.90%	7.94%		to	6.50%
2019	39,647	$1.13	to	$1.03	$43,292	2.89%	0.55%	to	1.90%	7.65%		to	6.21%
2018	29,874	$1.05	to	$0.97	$30,435	2.43%	0.55%	to	1.90%	(1.18%)		to	(2.51%)
Put VT Global Hlth Care, Cl IB
2022	5,652	$4.52	to	$1.01	$23,143	0.41%	0.55%	to	1.55%	(5.19%)		to	2.06	%(8)
2021	5,821	$4.77	to	$4.35	$26,302	1.11%	0.55%	to	1.20%	18.75%		to	17.98%
2020	6,500	$4.01	to	$3.69	$24,820	0.48%	0.55%	to	1.20%	15.64%		to	14.89%
2019	7,149	$3.47	to	$3.21	$23,677	—	0.55%	to	1.20%	29.58%		to	28.74%
2018	8,767	$2.68	to	$2.49	$22,465	0.99%	0.55%	to	1.20%	(1.14%)		to	(1.79%)
Put VT Intl Eq, Cl IB
2022	4,961	$1.98	to	$1.89	$9,303	1.58%	0.55%	to	1.20%	(15.23%)		to	(15.78%)
2021	5,340	$2.33	to	$2.25	$11,852	1.17%	0.55%	to	1.20%	8.22%		to	7.52%
2020	5,740	$2.16	to	$2.09	$11,820	1.62%	0.55%	to	1.20%	11.48%		to	10.76%
2019	6,274	$1.93	to	$1.89	$11,617	1.43%	0.55%	to	1.20%	24.47%		to	23.66%
2018	7,342	$1.55	to	$1.53	$10,946	1.42%	0.55%	to	1.20%	(19.56%)		to	(20.08%)
Put VT Intl Val, Cl IB
2022	270	$1.02	to	$1.01	$275	—	0.65%	to	1.55%	1.80	%(8)	to	1.19	%(8)
Put VT Lg Cap Val, Cl IB
2022	1,744	$1.01	to	$1.00	$1,756	—	0.65%	to	1.55%	0.54	%(8)	to	(0.06	%)(8)
Put VT Sus Fut, Cl IB
2022	29	$0.88	to	$0.87	$27	—	0.65%	to	1.55%	(12.79	%)(8)	to	(13.31	%)(8)
Put VT Sus Leaders, Cl IA
2022	13,260	$5.09	to	$5.09	$67,887	0.84%	1.25%	to	1.25%	(23.68%)		to	(23.68%)
2021	14,649	$6.67	to	$6.67	$98,211	0.34%	1.25%	to	1.25%	22.30%		to	22.30%
2020	15,847	$5.45	to	$5.45	$86,886	0.63%	1.25%	to	1.25%	27.46%		to	27.46%
2019	17,005	$4.28	to	$4.28	$73,160	0.69%	1.25%	to	1.25%	35.02%		to	35.02%
2018	18,846	$3.17	to	$3.17	$60,059	0.01%	1.25%	to	1.25%	(2.52%)		to	(2.52%)
Put VT Sus Leaders, Cl IB
2022	7,392	$4.16	to	$0.93	$29,066	0.55%	0.55%	to	1.55%	(23.33%)		to	(7.80	%)(8)
2021	7,904	$5.43	to	$5.04	$41,649	0.14%	0.55%	to	1.20%	22.86%		to	22.06%
2020	8,424	$4.42	to	$4.13	$36,224	0.42%	0.55%	to	1.20%	28.19%		to	27.36%
2019	9,530	$3.45	to	$3.24	$32,045	0.45%	0.55%	to	1.20%	35.61%		to	34.73%
2018	10,470	$2.54	to	$2.41	$26,029	—	0.55%	to	1.20%	(2.07%)		to	(2.71%)
Royce Micro-Cap, Invest Cl
2022	1,702	$6.25	to	$5.69	$10,011	—	0.55%	to	0.95%	(22.86%)		to	(23.17%)
2021	1,881	$8.10	to	$7.41	$14,415	—	0.55%	to	0.95%	29.27%		to	28.75%
2020	2,174	$6.27	to	$5.76	$12,923	—	0.55%	to	0.95%	23.12%		to	22.62%
2019	2,431	$5.09	to	$4.69	$11,773	—	0.55%	to	0.95%	18.90%		to	18.42%
2018	2,779	$4.28	to	$3.96	$11,343	—	0.55%	to	0.95%	(9.55%)		to	(9.91%)
Temp Global Bond, Cl 2
2022	25,466	$0.85	to	$0.75	$20,671	—	0.55%	to	1.90%	(5.47%)		to	(6.74%)
2021	28,021	$0.90	to	$0.80	$24,169	—	0.55%	to	1.90%	(5.51%)		to	(6.78%)
2020	29,605	$0.95	to	$0.86	$27,164	8.50%	0.55%	to	1.90%	(5.80%)		to	(7.07%)
2019	35,065	$1.01	to	$0.92	$34,358	7.17%	0.55%	to	1.90%	1.45%		to	0.09%
2018	37,431	$1.00	to	$0.92	$36,361	—	0.55%	to	1.90%	1.38%		to	0.01%

138	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Third Ave VST Third Ave Value
2022	2,166	$4.91	to	$4.47	$10,107	1.49%	0.55%	to	0.95%	15.47%	to	15.01%
2021	2,361	$4.25	to	$3.89	$9,570	0.69%	0.55%	to	0.95%	21.39%	to	20.91%
2020	2,673	$3.50	to	$3.22	$8,951	2.67%	0.55%	to	0.95%	(2.93%)	to	(3.32%)
2019	3,063	$3.61	to	$3.33	$10,588	0.27%	0.55%	to	0.95%	11.85%	to	11.40%
2018	3,676	$3.23	to	$2.99	$11,381	1.82%	0.55%	to	0.95%	(20.78%)	to	(21.10%)
VanEck VIP Global Gold, Cl S
2022	28,070	$1.04	to	$0.91	$27,791	—	0.55%	to	1.90%	(13.83%)	to	(14.99%)
2021	26,221	$1.21	to	$1.07	$30,258	11.86%	0.55%	to	1.90%	(14.48%)	to	(15.63%)
2020	24,609	$1.41	to	$1.27	$33,396	2.86%	0.55%	to	1.90%	37.87%	to	36.02%
2019	19,858	$1.02	to	$0.94	$19,650	—	0.55%	to	1.90%	37.99%	to	36.14%
2018	17,188	$0.74	to	$0.69	$12,411	3.11%	0.55%	to	1.90%	(16.16%)	to	(17.30%)
VP Aggr, Cl 2
2022	353,190	$2.24	to	$1.63	$745,332	—	0.55%	to	1.90%	(18.63%)	to	(19.72%)
2021	379,327	$2.75	to	$2.03	$993,245	—	0.55%	to	1.90%	15.12%	to	13.58%
2020	447,140	$2.39	to	$1.79	$1,022,254	—	0.55%	to	1.90%	14.36%	to	12.82%
2019	514,782	$2.09	to	$1.58	$1,033,752	—	0.55%	to	1.90%	20.92%	to	19.30%
2018	589,593	$1.73	to	$1.33	$983,660	—	0.55%	to	1.90%	(9.09%)	to	(10.31%)
VP Aggr, Cl 4
2022	195,567	$2.24	to	$2.00	$417,888	—	0.55%	to	1.45%	(18.64%)	to	(19.36%)
2021	212,647	$2.75	to	$2.48	$560,596	—	0.55%	to	1.45%	15.14%	to	14.11%
2020	244,947	$2.39	to	$2.17	$563,163	—	0.55%	to	1.45%	14.33%	to	13.30%
2019	297,629	$2.09	to	$1.92	$600,819	—	0.55%	to	1.45%	21.01%	to	19.93%
2018	364,028	$1.73	to	$1.60	$609,397	—	0.55%	to	1.45%	(9.12%)	to	(9.94%)
VP Conserv, Cl 2
2022	364,058	$1.32	to	$1.03	$453,757	—	0.55%	to	1.90%	(16.01%)	to	(17.13%)
2021	386,140	$1.57	to	$1.24	$575,776	—	0.55%	to	1.90%	2.25%	to	0.88%
2020	444,639	$1.54	to	$1.23	$651,949	—	0.55%	to	1.90%	8.70%	to	7.25%
2019	334,581	$1.42	to	$1.15	$452,819	—	0.55%	to	1.90%	10.14%	to	8.67%
2018	313,974	$1.29	to	$1.06	$387,057	—	0.55%	to	1.90%	(3.49%)	to	(4.79%)
VP Conserv, Cl 4
2022	246,692	$1.32	to	$1.18	$309,416	—	0.55%	to	1.45%	(15.96%)	to	(16.71%)
2021	279,904	$1.57	to	$1.42	$419,557	—	0.55%	to	1.45%	2.25%	to	1.34%
2020	345,597	$1.54	to	$1.40	$508,729	—	0.55%	to	1.45%	8.64%	to	7.66%
2019	322,396	$1.42	to	$1.30	$438,288	—	0.55%	to	1.45%	10.14%	to	9.15%
2018	359,816	$1.29	to	$1.19	$446,021	—	0.55%	to	1.45%	(3.41%)	to	(4.29%)
VP Man Risk, Cl 2
2022	196,286	$1.09	to	$1.02	$209,643	—	0.55%	to	1.90%	(17.84%)	to	(18.94%)
2021	203,989	$1.33	to	$1.25	$266,275	—	0.55%	to	1.90%	10.12%	to	8.64%
2020	185,210	$1.21	to	$1.16	$220,500	—	0.55%	to	1.90%	7.20%	to	5.76%
2019	159,500	$1.13	to	$1.09	$177,905	—	0.55%	to	1.90%	15.42%	to	13.87%
2018	95,804	$0.98	to	$0.96	$92,980	—	0.55%	to	1.90%	(5.82%)	to	(7.09%)
VP Man Risk US, Cl 2
2022	289,531	$1.19	to	$1.11	$338,221	—	0.55%	to	1.90%	(17.67%)	to	(18.77%)
2021	246,733	$1.45	to	$1.37	$351,655	—	0.55%	to	1.90%	12.72%	to	11.21%
2020	207,706	$1.29	to	$1.23	$263,829	—	0.55%	to	1.90%	9.19%	to	7.72%
2019	146,325	$1.18	to	$1.14	$171,094	—	0.55%	to	1.90%	17.67%	to	16.09%
2018	72,408	$1.00	to	$0.98	$72,135	—	0.55%	to	1.90%	(4.07%)	to	(5.36%)
VP Man Vol Conserv, Cl 2
2022	510,679	$1.11	to	$0.99	$548,639	—	0.55%	to	1.90%	(16.45%)	to	(17.57%)
2021	529,357	$1.33	to	$1.20	$683,876	—	0.55%	to	1.90%	2.06%	to	0.69%
2020	649,932	$1.30	to	$1.19	$826,131	—	0.55%	to	1.90%	7.53%	to	6.09%
2019	430,973	$1.21	to	$1.12	$511,641	—	0.55%	to	1.90%	11.30%	to	9.81%
2018	352,073	$1.09	to	$1.02	$377,188	—	0.55%	to	1.90%	(3.12%)	to	(4.42%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	139

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Conserv Gro, Cl 2
2022	938,364	$1.18	to	$1.07	$1,094,441	—	0.55%	to	1.90%	(17.52%)	to	(18.62%)
2021	1,036,906	$1.43	to	$1.32	$1,472,908	—	0.55%	to	1.90%	4.88%	to	3.47%
2020	1,128,542	$1.37	to	$1.27	$1,535,498	—	0.55%	to	1.90%	8.55%	to	7.10%
2019	1,086,807	$1.26	to	$1.19	$1,368,390	—	0.55%	to	1.90%	13.37%	to	11.85%
2018	1,045,272	$1.11	to	$1.06	$1,166,105	—	0.55%	to	1.90%	(4.83%)	to	(6.11%)
VP Man Vol Gro, Cl 2
2022	7,214,937	$1.32	to	$1.26	$9,852,364	—	0.55%	to	1.90%	(19.87%)	to	(20.94%)
2021	7,665,951	$1.65	to	$1.59	$13,115,191	—	0.55%	to	1.90%	11.28%	to	9.79%
2020	7,572,902	$1.48	to	$1.45	$11,679,063	—	0.55%	to	1.90%	10.69%	to	9.20%
2019	7,648,690	$1.34	to	$1.33	$10,691,504	—	0.55%	to	1.90%	17.61%	to	16.03%
2018	7,690,166	$1.14	to	$1.15	$9,161,189	—	0.55%	to	1.90%	(8.24%)	to	(9.48%)
VP Man Vol Mod Gro, Cl 2
2022	8,355,742	$1.26	to	$1.24	$11,208,244	—	0.55%	to	1.90%	(18.60%)	to	(19.69%)
2021	9,058,517	$1.55	to	$1.55	$14,986,546	—	0.55%	to	1.90%	8.10%	to	6.65%
2020	9,435,051	$1.43	to	$1.45	$14,491,911	—	0.55%	to	1.90%	9.77%	to	8.30%
2019	9,915,419	$1.31	to	$1.34	$13,928,600	—	0.55%	to	1.90%	15.53%	to	13.98%
2018	10,282,670	$1.13	to	$1.18	$12,547,330	—	0.55%	to	1.90%	(6.37%)	to	(7.63%)
VP Mod, Cl 2
2022	3,731,168	$1.77	to	$1.32	$6,245,287	—	0.55%	to	1.90%	(17.06%)	to	(18.18%)
2021	3,901,973	$2.13	to	$1.61	$7,909,032	—	0.55%	to	1.90%	8.41%	to	6.95%
2020	3,989,791	$1.97	to	$1.50	$7,493,232	—	0.55%	to	1.90%	12.25%	to	10.74%
2019	4,164,098	$1.75	to	$1.36	$6,996,952	—	0.55%	to	1.90%	15.50%	to	13.95%
2018	4,279,589	$1.52	to	$1.19	$6,252,850	—	0.55%	to	1.90%	(6.09%)	to	(7.36%)
VP Mod, Cl 4
2022	2,930,322	$1.77	to	$1.58	$4,942,959	—	0.55%	to	1.45%	(17.04%)	to	(17.78%)
2021	3,257,133	$2.14	to	$1.92	$6,649,080	—	0.55%	to	1.45%	8.45%	to	7.47%
2020	3,634,891	$1.97	to	$1.79	$6,870,098	—	0.55%	to	1.45%	12.17%	to	11.17%
2019	4,146,579	$1.76	to	$1.61	$7,014,436	—	0.55%	to	1.45%	15.54%	to	14.50%
2018	4,786,697	$1.52	to	$1.41	$7,036,348	—	0.55%	to	1.45%	(6.09%)	to	(6.93%)
VP Mod Aggr, Cl 2
2022	1,127,206	$1.99	to	$1.46	$2,119,616	—	0.55%	to	1.90%	(18.04%)	to	(19.14%)
2021	1,295,509	$2.43	to	$1.80	$2,993,307	—	0.55%	to	1.90%	11.69%	to	10.19%
2020	1,529,551	$2.18	to	$1.64	$3,180,301	—	0.55%	to	1.90%	13.41%	to	11.89%
2019	1,759,401	$1.92	to	$1.46	$3,240,508	—	0.55%	to	1.90%	18.06%	to	16.48%
2018	2,013,548	$1.63	to	$1.26	$3,155,126	—	0.55%	to	1.90%	(7.55%)	to	(8.79%)
VP Mod Aggr, Cl 4
2022	689,542	$2.00	to	$1.78	$1,312,157	—	0.55%	to	1.45%	(18.02%)	to	(18.75%)
2021	783,176	$2.43	to	$2.19	$1,824,824	—	0.55%	to	1.45%	11.72%	to	10.72%
2020	903,028	$2.18	to	$1.98	$1,890,515	—	0.55%	to	1.45%	13.39%	to	12.37%
2019	1,095,299	$1.92	to	$1.76	$2,029,967	—	0.55%	to	1.45%	18.10%	to	17.04%
2018	1,388,678	$1.63	to	$1.50	$2,188,002	—	0.55%	to	1.45%	(7.59%)	to	(8.42%)
VP Mod Conserv, Cl 2
2022	712,621	$1.53	to	$1.16	$1,025,805	—	0.55%	to	1.90%	(16.55%)	to	(17.66%)
2021	787,086	$1.83	to	$1.41	$1,363,432	—	0.55%	to	1.90%	5.16%	to	3.75%
2020	848,396	$1.74	to	$1.36	$1,404,346	—	0.55%	to	1.90%	10.40%	to	8.92%
2019	853,533	$1.58	to	$1.25	$1,285,589	—	0.55%	to	1.90%	12.89%	to	11.38%
2018	857,276	$1.40	to	$1.12	$1,148,665	—	0.55%	to	1.90%	(4.65%)	to	(5.94%)
VP Mod Conserv, Cl 4
2022	581,044	$1.53	to	$1.36	$843,640	—	0.55%	to	1.45%	(16.56%)	to	(17.31%)
2021	665,339	$1.83	to	$1.65	$1,162,608	—	0.55%	to	1.45%	5.21%	to	4.26%
2020	755,456	$1.74	to	$1.58	$1,259,908	—	0.55%	to	1.45%	10.38%	to	9.39%
2019	848,431	$1.58	to	$1.45	$1,287,128	—	0.55%	to	1.45%	12.87%	to	11.86%
2018	966,531	$1.40	to	$1.29	$1,304,637	—	0.55%	to	1.45%	(4.58%)	to	(5.44%)

140	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Core Bond, Cl 2
2022	12,423	$1.05	to	$0.91	$13,252	1.45%	0.60%	to	1.90%	(14.11%)	to	(15.22%)
2021	11,968	$1.22	to	$1.08	$14,907	1.16%	0.60%	to	1.90%	(2.01%)	to	(3.26%)
2020	11,429	$1.25	to	$1.11	$14,577	1.88%	0.60%	to	1.90%	7.33%	to	5.94%
2019	8,894	$1.16	to	$1.05	$10,597	2.13%	0.60%	to	1.90%	7.74%	to	6.35%
2018	7,524	$1.08	to	$0.99	$8,353	2.34%	0.60%	to	1.90%	(0.95%)	to	(2.23%)
VP Ptnrs Core Eq, Cl 2
2022	3,470	$2.54	to	$2.23	$10,090	—	0.60%	to	1.90%	(18.05%)	to	(19.10%)
2021	3,521	$3.10	to	$2.75	$12,507	—	0.60%	to	1.90%	28.41%	to	26.75%
2020	3,800	$2.42	to	$2.17	$10,567	—	0.60%	to	1.90%	16.03%	to	14.53%
2019	4,244	$2.08	to	$1.90	$10,227	—	0.60%	to	1.90%	25.45%	to	23.83%
2018	4,552	$1.66	to	$1.53	$8,796	—	0.60%	to	1.90%	(8.75%)	to	(9.94%)
VP Ptnrs Core Eq, Cl 3
2022	6,635	$2.76	to	$2.43	$17,356	—	0.55%	to	1.45%	(17.89%)	to	(18.62%)
2021	7,412	$3.36	to	$2.98	$23,707	—	0.55%	to	1.45%	28.63%	to	27.48%
2020	8,699	$2.61	to	$2.34	$21,712	—	0.55%	to	1.45%	16.20%	to	15.16%
2019	11,078	$2.25	to	$2.03	$23,860	—	0.55%	to	1.45%	25.69%	to	24.56%
2018	13,454	$1.79	to	$1.63	$23,146	—	0.55%	to	1.45%	(8.59%)	to	(9.41%)
VP Ptnrs Intl Core Eq, Cl 2
2022	10,609	$1.33	to	$1.19	$15,090	1.68%	0.60%	to	1.90%	(20.12%)	to	(21.15%)
2021	8,261	$1.66	to	$1.51	$14,774	1.57%	0.60%	to	1.90%	12.51%	to	11.05%
2020	5,101	$1.48	to	$1.36	$8,115	0.22%	0.60%	to	1.90%	10.29%	to	8.88%
2019	5,071	$1.34	to	$1.25	$7,349	2.57%	0.60%	to	1.90%	17.70%	to	16.17%
2018	4,960	$1.14	to	$1.07	$6,132	2.05%	0.60%	to	1.90%	(17.19%)	to	(18.26%)
VP Ptnrs Intl Gro, Cl 2
2022	20,432	$1.40	to	$1.24	$31,851	—	0.60%	to	1.90%	(27.31%)	to	(28.25%)
2021	20,542	$1.93	to	$1.73	$44,210	—	0.60%	to	1.90%	9.67%	to	8.25%
2020	18,933	$1.76	to	$1.60	$37,314	0.09%	0.60%	to	1.90%	21.57%	to	20.00%
2019	18,390	$1.44	to	$1.33	$29,908	0.93%	0.60%	to	1.90%	25.61%	to	23.98%
2018	19,459	$1.15	to	$1.07	$25,305	0.86%	0.60%	to	1.90%	(19.60%)	to	(20.64%)
VP Ptnrs Intl Val, Cl 2
2022	18,872	$1.18	to	$1.07	$22,304	2.17%	0.60%	to	1.90%	(12.29%)	to	(13.41%)
2021	17,333	$1.34	to	$1.24	$23,456	1.93%	0.60%	to	1.90%	10.98%	to	9.53%
2020	14,868	$1.21	to	$1.13	$18,225	0.74%	0.60%	to	1.90%	(4.71%)	to	(5.94%)
2019	16,045	$1.27	to	$1.20	$20,752	3.61%	0.60%	to	1.90%	12.52%	to	11.08%
2018	14,984	$1.13	to	$1.08	$17,296	2.63%	0.60%	to	1.90%	(17.97%)	to	(19.04%)
VP Ptnrs Sm Cap Gro, Cl 2
2022	5,632	$1.85	to	$1.62	$14,256	—	0.60%	to	1.90%	(29.55%)	to	(30.46%)
2021	4,587	$2.63	to	$2.33	$16,540	—	0.60%	to	1.90%	7.37%	to	5.99%
2020	3,948	$2.45	to	$2.20	$13,307	—	0.60%	to	1.90%	37.61%	to	35.83%
2019	3,823	$1.78	to	$1.62	$9,390	—	0.60%	to	1.90%	20.22%	to	18.67%
2018	3,356	$1.48	to	$1.36	$6,890	—	0.60%	to	1.90%	(5.45%)	to	(6.68%)
VP Ptnrs Sm Cap Val, Cl 2
2022	4,739	$1.85	to	$1.63	$10,581	—	0.60%	to	1.90%	(13.68%)	to	(14.79%)
2021	4,206	$2.14	to	$1.91	$10,987	—	0.60%	to	1.90%	23.01%	to	21.43%
2020	3,231	$1.74	to	$1.57	$6,905	—	0.60%	to	1.90%	3.36%	to	2.03%
2019	3,438	$1.68	to	$1.54	$7,128	—	0.60%	to	1.90%	18.81%	to	17.28%
2018	3,283	$1.42	to	$1.31	$5,754	—	0.60%	to	1.90%	(14.24%)	to	(15.35%)
VP Ptnrs Sm Cap Val, Cl 3
2022	13,574	$4.10	to	$2.07	$47,332	—	0.55%	to	1.45%	(13.54%)	to	(14.31%)
2021	14,915	$4.75	to	$2.42	$60,409	—	0.55%	to	1.45%	23.21%	to	22.10%
2020	17,789	$3.85	to	$1.98	$58,544	—	0.55%	to	1.45%	3.55%	to	2.62%
2019	20,084	$3.72	to	$1.93	$63,888	—	0.55%	to	1.45%	19.00%	to	17.93%
2018	22,961	$3.13	to	$1.63	$61,363	—	0.55%	to	1.45%	(14.07%)	to	(14.85%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	141

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Conserv Gro, Cl 2
2022	252,349	$1.07	to	$1.06	$282,912	—	0.55%	to	1.90%	(17.19%)	to	(18.30%)
2021	252,398	$1.29	to	$1.30	$343,216	—	0.55%	to	1.90%	6.91%	to	5.47%
2020	298,161	$1.21	to	$1.23	$381,005	—	0.55%	to	1.90%	5.29%	to	3.88%
2019	216,805	$1.15	to	$1.19	$264,362	—	0.55%	to	1.90%	14.23%	to	12.70%
2018	119,444	$1.00	to	$1.05	$128,176	—	0.55%	to	1.90%	(3.03%)	to	(4.33%)
VP US Flex Gro, Cl 2
2022	2,536,094	$1.18	to	$1.24	$3,322,898	—	0.55%	to	1.90%	(19.17%)	to	(20.26%)
2021	2,507,111	$1.45	to	$1.55	$4,081,955	—	0.55%	to	1.90%	14.87%	to	13.32%
2020	2,383,120	$1.27	to	$1.37	$3,392,122	—	0.55%	to	1.90%	4.23%	to	2.83%
2019	2,087,385	$1.21	to	$1.33	$2,862,487	—	0.55%	to	1.90%	19.54%	to	17.94%
2018	1,403,049	$1.02	to	$1.13	$1,616,520	—	0.55%	to	1.90%	(4.45%)	to	(5.73%)
VP US Flex Mod Gro, Cl 2
2022	1,428,099	$1.13	to	$1.15	$1,742,584	—	0.55%	to	1.90%	(17.99%)	to	(19.09%)
2021	1,457,022	$1.38	to	$1.43	$2,177,512	—	0.55%	to	1.90%	10.86%	to	9.38%
2020	1,429,369	$1.24	to	$1.30	$1,935,524	—	0.55%	to	1.90%	4.95%	to	3.54%
2019	1,326,348	$1.18	to	$1.26	$1,718,525	—	0.55%	to	1.90%	16.93%	to	15.36%
2018	965,850	$1.01	to	$1.09	$1,074,953	—	0.55%	to	1.90%	(3.77%)	to	(5.06%)
Wanger Acorn
2022	36,060	$5.00	to	$0.92	$147,223	—	0.55%	to	1.55%	(33.83%)	to	(9.83	%)(8)
2021	39,685	$7.55	to	$3.70	$246,177	0.72%	0.55%	to	1.45%	8.30%	to	7.33%
2020	45,839	$6.97	to	$3.45	$263,234	—	0.55%	to	1.45%	23.55%	to	22.44%
2019	54,642	$5.64	to	$2.82	$253,728	0.26%	0.55%	to	1.45%	30.38%	to	29.21%
2018	63,796	$4.33	to	$2.18	$227,464	0.09%	0.55%	to	1.45%	(2.00%)	to	(2.89%)
Wanger Intl
2022	33,274	$3.83	to	$0.90	$100,085	0.91%	0.55%	to	1.55%	(34.21%)	to	(9.03	%)(8)
2021	36,342	$5.82	to	$2.73	$166,989	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
2020	41,614	$4.93	to	$2.33	$162,608	2.05%	0.55%	to	1.45%	13.74%	to	12.72%
2019	50,662	$4.33	to	$2.07	$174,505	0.79%	0.55%	to	1.45%	29.28%	to	28.12%
2018	60,391	$3.35	to	$1.61	$160,984	2.02%	0.55%	to	1.45%	(18.15%)	to	(18.89%)
WA Var Global Hi Yd Bond, Cl II
2022	9,922	$1.14	to	$1.00	$10,760	6.23%	0.55%	to	1.90%	(14.35%)	to	(15.49%)
2021	9,903	$1.33	to	$1.18	$12,619	4.22%	0.55%	to	1.90%	0.49%	to	(0.86%)
2020	8,499	$1.33	to	$1.19	$10,857	3.76%	0.55%	to	1.90%	6.53%	to	5.11%
2019	9,240	$1.24	to	$1.14	$11,151	5.39%	0.55%	to	1.90%	13.39%	to	11.86%
2018	8,318	$1.10	to	$1.02	$8,870	4.55%	0.55%	to	1.90%	(4.69%)	to	(5.98%)

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 27, 2018.
(6)	New subaccount operations commenced on April 24, 2020.
(7)	New subaccount operations commenced on May 3, 2021.
(8)	New subaccount operations commenced on May 2, 2022.

142	∎ RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2022 and 2021, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 3 to the consolidated financial statements, the Company changed the manner in which it accounts for long-duration insurance contracts in 2023.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Adoption of the new accounting standard for long-duration insurance contracts

As described in Notes 2, 3, 10 and 12 to the consolidated financial statements, the Company adopted the new accounting standard relating to targeted improvements to the accounting for long-duration contracts (“LDTI”). As disclosed by management, the consolidated financial statements reflect the modified retrospective adoption, except for market risk benefits for which management applied a full retrospective transition approach. When management adopted the new standard effective January 1, 2023 with a transition date of January 1, 2021, opening equity was adjusted for the adoption impacts to retained earnings and accumulated other comprehensive income and prior periods presented (i.e. 2021 and 2022) were recast. The new standard changes elements of the measurement models and disclosure requirements for an insurer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits and requiring at least annual updates to assumptions used to measure liabilities for future policy benefits. As of the January 1, 2021 transition date, the adoption impact was a reduction in total equity of $1.9 billion. The adjustments to retrospectively recast prior period amounts resulted in an increase of $190 million and a decrease of $1.1 billion to total equity as of December 31, 2022 and 2021, respectively, and an increase to net income of $589 million and $658 million for the years ended December 31, 2022 and 2021, respectively. The adjustments as of January 1, 2021 and for the years ended December 31, 2022 and 2021 include the remeasurement of the liability for future policy benefits at a current single A discount rate. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly, at the end of each quarter based on the average of the three months for the quarter. Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. The significant assumptions used by management to develop the fair value measurements of market risk benefits include utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate (collectively, the significant market risk benefit assumptions). As of December 31, 2022 and 2021, the market risk benefits assets amounted to $1.0 billion and $539 million, respectively, and the market risk benefits liabilities amounted to $2.1 billion and $3.4 billion, respectively.

The principal considerations for our determination that performing procedures relating to the adoption of the new accounting standard for LDTI is a critical audit matter are (i) the significant judgment by management when adopting the LDTI standard and determining the transition date adjustments and the transition period adjustments, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence related to (a) management’s discount rate methodology and development of the discount rate curve used in determining the liability for future policy benefits, and (b) management’s significant market risk benefit assumptions used in determining the fair value of market risk benefits, and (iii) the audit effort involved the use of professionals with specialized skills and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included, among others, (i) evaluating management’s process for adopting the LDTI standard and for determining the transition date and transition period adjustments, (ii) testing the relevance and reliability of the external data used by management to develop the discount rate curve, (iii) testing the completeness and accuracy of the data used by management to develop and update the significant market risk benefit assumptions, and (iv) the use of professionals with specialized skill and knowledge to assist in evaluating, based on the consideration the Company’s historical and actual experience, industry trends, and market conditions, as applicable, the (a) appropriateness of the discount rate methodology and the reasonableness of the discount rate curve, and (b) the reasonableness of the significant market risk benefit assumptions used to determine the fair value of market risk benefits.

Valuation of the embedded derivatives in certain variable annuity riders (as accounted for in the original issuance)

As described in Note 2, 10, 11, and 13 (not presented herein) to the consolidated financial statements (appearing under Item 8 of the Company’s 2022 Annual Report on Form 10-K), management values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. As there is no active market for the transfer of these embedded derivatives, such internal valuation models estimate fair value by discounting expected cash flows (as accounted for in the original issuance). As disclosed in the original issuance, as of December 31, 2022, the net embedded derivative liability in certain variable annuity riders was $608 million, and is included in policyholder account balances, future policy benefits and claims on the consolidated balance sheet. Management’s discounted cash flow model for estimating fair value includes observable capital market assumptions and incorporates significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk, all of which management believes a market participant would expect. As described above and in Note 2, subsequent to the original issuance of the December 31, 2022 consolidated financial statements, the Company adopted the new accounting standard for LDTI effective January 1, 2023, using the modified retrospective transition approach, except for market risk benefits for which the Company applied a full retrospective transition approach. As a result of the adoption of this standard, the embedded derivatives described above are now measured at fair value and presented separately on the balance sheet as market risk benefit assets and market risk benefit liabilities.

The principal considerations for our determination that performing procedures relating to the valuation of the embedded derivatives in certain variable annuity riders (as accounted for in the original issuance) is a critical audit matter are the significant judgment used by management to estimate the fair value of the embedded derivatives in certain variable annuity riders (as accounted for in the original issuance), which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant unobservable inputs used to determine implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk. Also, the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls related to the Company’s estimate of the fair value of embedded derivatives in certain variable annuity riders, including controls over the significant unobservable inputs. These procedures also included, among others, evaluating and testing management’s process for developing the fair value estimate. Testing management’s process included evaluating the reasonableness of the significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk and testing the completeness and accuracy of underlying data used by management in the development of the significant unobservable inputs. Professionals with specialized skill and knowledge were used to assist in (i) evaluating the reasonableness of certain significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk based on industry knowledge and data as well as historical Company data and experience, and (ii) evaluating the appropriateness of management’s models.

Valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities (as accounted for in the original issuance)

As described in Note 2, 10, and 11 (not presented herein) to the consolidated financial statements (appearing under Item 8 of the Company’s 2022 Annual Report on Form 10-K), the Company issues universal life, variable universal life and variable annuity policies that have product features that are accounted for as insurance liabilities. As disclosed by management, the liability for these policies, which is included in policyholder account balances, future policy benefits and claims on the consolidated balance sheet, is determined using actuarial models to estimate the present value of the projected benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments. Significant assumptions used by management in projecting the present value of future benefits and assessments include customer asset value growth rates, mortality, persistency, and investment margins, and additionally for variable annuity policies, benefit utilization. As described above and in Note 2, subsequent to the original issuance of the December 31, 2022 consolidated financial statements, the Company adopted the new accounting standard for LDTI effective January 1, 2023, using the modified retrospective transition approach, except for market risk benefits for which the Company applied a full retrospective transition approach. As a result of the adoption of this standard, certain guarantees on variable annuity are accounted for as market risk benefits.

The principal considerations for our determination that performing procedures relating to the valuation of certain guarantees on variable annuity (as accounted for in the original issuance) and certain life insurance policies accounted for as insurance liabilities is a critical audit matter are the significant judgment used by management when developing the estimate of certain guarantees on variable annuity (as accounted for in the original issuance) and certain life insurance policies accounted for as insurance liabilities, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating management’s significant assumptions used to determine customer asset value growth rates, persistency, investment margins, and, for variable annuity policies, benefit utilization. Also, the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, including controls over management’s development of the significant assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the significant assumptions related to customer asset value growth rates, persistency, benefit utilization and investment margins based on industry knowledge and data as well as historical Company data and experience, and (ii) evaluating the appropriateness of management’s models.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 23, 2023, except for the change in the manner in which the Company accounts for long-duration insurance contracts discussed in Note 3 to the consolidated financial statements and the Adoption of the new accounting standard for long-duration insurance contracts Critical Audit Matter, as to which the date is September 27, 2023

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2022(1)	2021(1)
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)	$16,135	$16,239
Mortgage loans, at amortized cost (allowance for credit losses: 2022, $11; 2021, $12)	1,768	1,788
Policy loans	847	834
Other investments (allowance for credit losses: 2022, nil; 2021, nil)	207	230
Total investments	18,957	19,091
Investments of consolidated investment entities, at fair value	2,354	2,184
Cash and cash equivalents	2,611	3,200
Cash of consolidated investment entities, at fair value	133	121
Market risk benefits	1,015	539
Reinsurance recoverables (allowance for credit losses: 2022, $23; 2021, $11)	4,228	5,456
Receivables	7,577	8,148
Receivables of consolidated investment entities, at fair value	20	17
Accrued investment income	145	124
Deferred acquisition costs	2,759	2,821
Other assets	4,726	7,311
Other assets of consolidated investment entities, at fair value	2	3
Separate account assets	70,876	92,238
Total assets	$115,403	$141,253

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$34,122	$35,017
Market risk benefits	2,118	3,440
Short-term borrowings	201	200
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,363	2,164
Other liabilities	4,131	6,519
Other liabilities of consolidated investment entities, at fair value	119	137
Separate account liabilities	70,876	92,238
Total liabilities	114,430	140,215
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(412)	(1,114)
Accumulated other comprehensive income (loss), net of tax	(1,084)	(317)
Total shareholder’s equity	973	1,038
Total liabilities and shareholder’s equity	$115,403	$141,253

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2022(1)	2021(1)	2020
Revenues
Premiums	$306	$(871)	$341
Net investment income	827	827	869
Policy and contract charges	2,078	2,250	2,094
Other revenues	644	616	482
Net realized investment gains (losses)	(100)	595	(10)
Total revenues	3,755	3,417	3,776

Benefits and expenses
Benefits, claims, losses and settlement expenses	236	(157)	1,805
Interest credited to fixed accounts	665	600	644
Remeasurement (gains) losses of future policy benefit reserves	1	(52)	—
Change in fair value of market risk benefits	311	(113)	—
Amortization of deferred acquisition costs	241	245	264
Interest and debt expense	108	105	5
Other insurance and operating expenses	682	751	665
Total benefits and expenses	2,244	1,379	3,383
Pretax income (loss)	1,511	2,038	393
Income tax provision (benefit)	209	316	(45)
Net income	$1,302	$1,722	$438

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2022(1)	2021(1)	2020

Net income (loss)	$1,302	$1,722	$438
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(2,035)	(848)	428
Effect of changes in discount rate assumptions on certain long-duration contracts	861	284	—
Effect of changes in instrument-specific credit risk on market risk benefits	407	100	—
Total other comprehensive income (loss), net of tax	(767)	(464)	428
Total comprehensive income (loss)	$535	$1,258	$866

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2020	$3	$2,466	$293	$756	$3,518
Cumulative effect of adoption of current expected credit losses guidance	—	—	(7)	—	(7)
Net income	—	—	438	—	438
Other comprehensive income, net of tax	—	—	—	428	428
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2020	3	2,466	(76)	1,184	3,577
Cumulative effect of adoption of long-duration contracts guidance	—	—	(860)	(1,037)	(1,897)
Net income	—	—	1,722	—	1,722
Other comprehensive loss, net of tax	—	—	—	(464)	(464)
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,900)	—	(1,900)

Balances at December 31, 2021(1)	3	2,466	(1,114)	(317)	1,038
Net income	—	—	1,302	—	1,302
Other comprehensive loss, net of tax	—	—	—	(767)	(767)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2022(1)	$3	$2,466	$(412)	$(1,084)	$973

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2022(1)	2021(1)	2020
Cash Flows from Operating Activities
Net income	$1,302	$1,722	$438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(201)	(98)	(22)
Deferred income tax (benefit) expense	154	138	(278)
Contractholder and policyholder charges, non-cash	(395)	(390)	(385)
Loss from equity method investments	48	72	73
Net realized investment (gains) losses	(3)	(611)	(12)
Impairments and provision for loan losses	91	(3)	22
Net losses (gains) of consolidated investment entities	17	(20)	(2)
Changes in operating assets and liabilities:
Deferred acquisition costs	62	(9)	48
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	1,013	1,482	3,441
Derivatives, net of collateral	311	(575)	(134)
Reinsurance recoverables	84	(19)	(166)
Receivables	279	114	62
Accrued investment income	(21)	10	(3)
Current income tax, net	72	(321)	378
Other operating assets and liabilities of consolidated investment entities	2	20	—
Other, net	136	66	79
Net cash provided by (used in) operating activities	2,951	1,578	3,539

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	1,309	555	102
Maturities, sinking fund payments and calls	1,563	2,804	2,813
Purchases	(5,600)	(3,677)	(4,069)
Proceeds from sales, maturities and repayments of mortgage loans	141	272	207
Funding of mortgage loans	(124)	(215)	(135)
Proceeds from sales and collections of other investments	24	93	123
Purchase of other investments	(46)	(32)	(184)
Purchase of investments by consolidated investment entities	(961)	(1,603)	(57)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	615	1,047	46
Purchase of equipment and software	(13)	(13)	(10)
Change in policy loans, net	(13)	12	21
Cash paid for deposit receivable	(45)	(377)	(4)
Cash received for deposit receivable	550	254	93
Advance on line of credit to Ameriprise Financial, Inc.	(1,034)	(1)	(702)
Repayment from Ameriprise Financial, Inc. on line of credit	1,034	1	702
Cash paid for written options with deferred premiums	(619)	(552)	(338)
Cash received from written options with deferred premiums	204	106	133
Net cash impact of consolidating consolidated investment entities	—	—	83
Other, net	21	(39)	2
Net cash provided by (used in) investing activities	$(2,994)	$(1,365)	$(1,174)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	$1,169	$1,553	$1,649
Net transfers from (to) separate accounts	(162)	(273)	(125)
Surrenders and other benefits	(1,459)	(1,365)	(1,357)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	6	186
Payments on line of credit with Ameriprise Financial, Inc.	—	(6)	(236)
Proceeds from long-term debt with Ameriprise Financial, Inc.	—	—	500
Cash received for purchased options with deferred premiums	378	1,350	40
Cash paid for purchased options with deferred premiums	(197)	(156)	(211)
Borrowings by consolidated investment entities	341	1,756	—
Repayments of debt by consolidated investment entities	(4)	(1,142)	(1)
Cash dividends to Ameriprise Financial, Inc.	(600)	(1,900)	(800)
Net cash provided by (used in) financing activities	(534)	(177)	(355)
Net increase (decrease) in cash and cash equivalents	(577)	36	2,010
Cash and cash equivalents at beginning of period	3,321	3,285	1,275
Cash and cash equivalents at end of period	$2,744	$3,321	$3,285

Supplemental Disclosures:
Income taxes paid (received), net	$(17)	$496	$(143)
Interest paid excluding consolidated investment entities	3	—	2
Interest paid by consolidated investment entities	75	90	—
Non-cash investing activity:
Exchange of an investment that resulted in a realized gain and an increase to amortized cost	—	17	—
Investments transferred in connection with reinsurance transaction	—	7,513	—

(1)	Recast for the adoption of accounting standard, Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

During 2022, the Company identified an error related to the shadow unearned revenue liability balance associated with universal life insurance products. The Company evaluated the error and determined that the impact was not material to the Company’s results for any prior period, but for comparability, the Company revised the prior period Consolidated Financial Statements and related disclosures impacted. A summary of the revision to the Company’s previously reported Consolidated Financial Statements is presented in Note 22.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. Other than disclosed in Note 15, no other subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders. In 2020, the Company began offering structured variable annuities which give contractholders the option to allocate a portion of their account value to an indexed account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The Company discontinued most new sales of its variable annuities with living benefit guarantees by the end of 2021 and new sales were completely discontinued as of mid-2022. As the Company continues to optimize its risk profile and shift its business mix to lower risk offerings, it has discontinued new sales of its UL insurance with secondary guarantees and its single-pay fixed universal life with a long term care rider products at the end of 2021.

The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted Accounting Standards Update (“ASU”), Financial Services — Insurance: Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”), effective January 1, 2023 with a transition date of January 1, 2021. The significant accounting policies for market risk benefits (“MRB”); deferred acquisition costs (“DAC”); deferred sales inducement costs (“DSIC”); reinsurance; policyholder account balances, future policy benefits and claims; and unearned revenue liability were added or updated as a result of adopting ASU 2018-12. See Note 3 for additional information related to the transition and adoption impact.

RiverSource Life Insurance Company

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ. Prior to the adoption of ASU 2018-12, DAC and the corresponding recognition of DAC amortization was also considered among the more significant estimates.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities. Prior to the Company’s adoption of ASU 2018-12, unrealized gains (losses) recorded in AOCI were also net of DAC, DSIC and unearned revenue.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the

RiverSource Life Insurance Company

amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for loan losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off

RiverSource Life Insurance Company

and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring (“TDR”). Modifications to loan terms do not automatically result in TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

RiverSource Life Insurance Company

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”), DI and life contingent immediate annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in-force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of both December 31, 2022 and 2021, land, buildings, equipment and software were $123 million, net of accumulated depreciation of $229 million and $216 million as of December 31, 2022 and 2021, respectively. Depreciation and amortization expense for the years ended December 31, 2022, 2021 and 2020 was $13 million, $14 million and $14 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

RiverSource Life Insurance Company

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions accounted for as market risk benefits under ASU 2018-12. Prior to the adoption of ASU 2018-12, the GMAB and the non-life contingent benefits associated with GMWB provisions were also considered embedded derivatives. See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

RiverSource Life Insurance Company

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is over the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is over the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Acquisition Costs (Pre-adoption of ASU 2018-12)

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable, structured variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC were amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs varied based on persistency rates (assumptions at which contractholders and policyholders were expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and were management’s best estimates. Management regularly monitored financial market conditions and actual contractholder and policyholder behavior experience and compared them to its assumptions. These assumptions were updated whenever it appeared that earlier estimates should be revised. When assumptions were changed, the percentage of EGPs used to amortize DAC might have also changed. A change in the required amortization percentage was applied retrospectively; an increase in amortization percentage resulted in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage resulted in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions could have been either positive or negative in any particular period and was reflected in the period in which such changes were made. At each balance sheet date, the DAC balance was adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates were the rates at which variable annuity and VUL insurance contract values invested in separate accounts which were assumed to appreciate in the future. The rates used varied by equity and fixed income investments. Management reviewed and, where appropriate, adjusted its assumptions with respect to client asset value growth rates on a regular basis. The Company typically used a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate was reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceeded management’s near-term estimate were typically less than in a period when growth rates fell short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC were generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense were consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provided for adverse deviations in experience and were revised only if management concluded experience will be so adverse that DAC were not recoverable. If management concluded that DAC were not recoverable, DAC were reduced to the amount that was recoverable based on best estimate assumptions and a corresponding expense was recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC on a constant-level basis. DSIC is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.
Prior to the adoption of ASU 2018-12, DSIC was amortized based on EGPs consistent with DAC and recorded in Other assets and the amortization of DSIC was recorded in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI, LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities, and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserves) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates will be locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates will be locked in quarterly, at the end of each quarter based on the average of the three months for the quarter.

RiverSource Life Insurance Company

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within the disaggregated rollforwards.

Policyholder Account Balances, Future Policy Benefits and Claims (Pre-adoption of ASU 2018-12)

Non-traditional long-duration products included variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products included term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities included GMDB, gain gross-up (“GGU”), GMIB and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses were accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives included GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of structured variable annuities, indexed annuities and IUL policies allocated to the indexed account was accounted for as an embedded derivative.

Changes in future policy benefits and claims were reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk were separately recorded as Reinsurance recoverables.

Non-Traditional Long-Duration Products (Pre-adoption of ASU 2018-12)

The liabilities for non-traditional long-duration products included fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable and structured variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable, structured variable and fixed deferred annuities and UL and VUL policies were equal to accumulation values, which were the cumulative gross deposits and credited interest less withdrawals and various charges. These liabilities were not impacted by the adoption of ASU 2018-12.

RiverSource Life Insurance Company

A portion of the Company’s UL and VUL policies had product features that resulted in profits followed by losses from the insurance component of the contract. These profits followed by losses could be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensured that, subject to specified conditions, the policy would not terminate and would continue to provide a death benefit even if there was insufficient policy value to cover the monthly deductions and charges. The liability for these future losses was determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). These liabilities were not impacted by the adoption of ASU 2018-12. See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products were equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options. These liabilities were not impacted by the adoption of ASU 2018-12.

The GMDB and GGU liability was determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guaranteed a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability was determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions was determined by estimating the expected value of benefits that were contingent upon survival after the account value was equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projected these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and were consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identified a significant deviation over the course of quarterly monitoring, management reviewed and updated these assumptions annually in the third quarter of each year.

Variable annuity guarantees are now accounted for as market risk benefits under ASU 2018-12. See Note 12 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilized assumptions established as of the date the payout phase was initiated. The liabilities were the present value of future estimated payments reduced for mortality (which was based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates. There was no change to the accounting for non-life contingent payout annuities under ASU 2018-12. The accounting for life contingent payout annuities is described above.

Embedded Derivatives (Pre-adoption of ASU 2018-12)

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuated based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which would cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuated based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and was a liability. Variable annuity guarantees are now accounted for as market risk benefits under ASU 2018-12. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products (Pre-adoption of ASU 2018-12)

The liabilities for traditional long-duration products included liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that would become payable on term life, whole life, DI and LTC policies as claims incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims were equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims included any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts were calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values were based on average interest rates earned on assets supporting the liability for unpaid amounts.

RiverSource Life Insurance Company

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported were based on periodic analysis of the actual time lag between when a claim occurred and when it was reported.

Liabilities for estimates of benefits that would become payable on future claims on term life, whole life and DI insurance policies were based on the net level premium and LTC policies were based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium included anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation included expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates were based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates varied by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilized best estimate assumptions as of the date the policy was issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities were initially established, management performed premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identified a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions were greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves were adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency was more than the DAC balance, then the net reserves were increased by the excess through a charge to current period earnings. If a premium deficiency was recognized, the assumptions as of the date of the loss recognition were locked in and used in subsequent periods. The assumptions for LTC insurance products were management’s best estimate as of the date of loss recognition and thus no longer provided for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized consistent with DAC amortization factors. Prior to the adoption of ASU 2018-12, these charges were deferred and amortized based on EGPs. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

RiverSource Life Insurance Company

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to long-duration insurance contracts (ASU 2018-12). The guidance changes elements of the measurement models and disclosure requirements for an insurer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits, requiring updates, if any, and at least annually, to assumptions used to measure liabilities for future policy benefits, changing the amortization pattern of deferred acquisition costs to a constant-level basis, and removing certain shadow adjustments previously recorded in AOCI. Adoption of the accounting standard will not impact overall cash flows, insurance subsidiaries’ dividend capacity, or regulatory capital requirements.

When the Company adopted the standard effective January 1, 2023 with a transition date of January 1, 2021 (the “transition date”), opening equity was adjusted for the adoption impacts to retained earnings and AOCI and prior periods presented (i.e. 2021 and 2022) were recast. The adoption impact as of January 1, 2021 was a reduction in total equity of $1.9 billion, of which $0.9 billion and $1.0 billion were reflected in retained earnings and AOCI, respectively. The Consolidated Financial Statements were not recast for the comparative period ended December 31, 2020.

RiverSource Life Insurance Company

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Consolidated Balance Sheets:

(in millions)	As Filed December 31, 2022	Adjustment	Post adoption Post-adoption December 31, 2022	As Filed December 31, 2021	Adjustment	Post adoption Post-adoption December 31, 2021
Assets
Market risk benefits	$—	$1,015	$1,015	$—	$539	$539
Reinsurance recoverables (allowance for credit losses: 2022, $23; 2021, $11)	4,412	(184)	4,228	4,529	927	5,456
Deferred acquisition costs	3,141	(382)	2,759	2,757	64	2,821
Other assets	4,791	(65)	4,726	7,015	296	7,311
Total assets	$115,019	$384	$115,403	$139,427	$1,826	$141,253
Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$36,057	$(1,935)	$34,122	$35,744	$(727)	$35,017
Market risk benefits	—	2,118	2,118	—	3,440	3,440
Other liabilities	4,120	11	4,131	6,303	216	6,519
Total liabilities	114,236	194	114,430	137,286	2,929	140,215
Shareholder’s equity:
Accumulated deficit	(799)	387	(412)	(912)	(202)	(1,114)
Accumulated other comprehensive income (loss), net of tax	(887)	(197)	(1,084)	584	(901)	(317)
Total shareholder’s equity	783	190	973	2,141	(1,103)	1,038
Total liabilities and shareholder’s equity	$115,019	$384	$115,403	$139,427	$1,826	$141,253

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	As Filed 2022	Adjustment	Post-adoption 2022	As Filed 2021	Adjustment	Post-adoption 2021
Revenues
Policy and contract charges	$2,091	$(13)	$2,078	$2,304	$(54)	$2,250
Total revenues	3,768	(13)	3,755	3,471	(54)	3,417
Benefits and expenses
Benefits, claims, losses and settlement expenses	1,366	(1,130)	236	715	(872)	(157)
Remeasurement (gains) losses of future policy benefit reserves	—	1	1	—	(52)	(52)
Change in fair value of market risk benefits	—	311	311	—	(113)	(113)
Amortization of deferred acquisition costs	196	45	241	112	133	245
Other insurance and operating expenses	670	12	682	738	13	751
Total benefits and expenses	3,005	(761)	2,244	2,270	(891)	1,379
Pretax income (loss)	763	748	1,511	1,201	837	2,038
Income tax provision (benefit)	50	159	209	137	179	316
Net income (loss)	$713	$589	$1,302	$1,064	$658	$1,722

The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities.

Future Adoption of New Accounting Standards

Financial Instruments — Credit Losses — Troubled Debt Restructurings and Vintage Disclosures

In March 2022, the FASB proposed amendments to ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”). The update removes the recognition and measurement guidance for TDRs by creditors in Subtopic 310-40, Receivables — Troubled Debt Restructurings by Creditors, and modifies the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. Rather than applying the recognition and measurement for TDRs, an entity must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan. The update also requires

RiverSource Life Insurance Company

entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments — Credit Losses — Measured at Amortized Cost. The amendments are to be applied prospectively, but entities may apply a modified retrospective transition for changes to the recognition and measurement of TDRs. For entities that have adopted Topic 326, the amendments are effective for interim and annual periods beginning after December 15, 2022. Early adoption is permitted for entities that have adopted Topic 326, including adoption in an interim period. The Company adopted the standard on January 1, 2023. The adoption of this update did not have an impact on the Company’s consolidated financial condition and results of operations.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2022	2021	2020
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$164	$193	$173
Unaffiliated	14	17	14
Total	178	210	187
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	42	49	44
Unaffiliated	18	20	18
	60	69	62
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	334	389	351
Unaffiliated	4	5	4
	338	394	355
Total	398	463	417
Total revenue from contracts with customers	576	673	604
Revenue from other sources(1)	3,179	2,744	3,172
Total revenues	$3,755	$3,417	$3,776

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of

RiverSource Life Insurance Company

assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $48 million and $62 million as of December 31, 2022 and 2021, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any support to these entities. The Company has unfunded commitments related to consolidated CLOs of $30 million and $27 million as of December 31, 2022 and 2021, respectively. See Note 21 for information on future funding commitments of other VIEs.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

CLOs

CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary and has the power to direct the activities that most significantly impact the economic performance of the CLO.

The Company’s maximum exposure to loss with respect to non-consolidated CLOs is limited to its amortized cost, which was $1 million as of both December 31, 2022 and 2021. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $92 million and $138 million as of December 31, 2022 and 2021, respectively. The Company had a liability of $7 million and $8 million as of December 31, 2022 and 2021, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. See Note 6 for additional information on these structured investments.

RiverSource Life Insurance Company

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$35	$—	$35
Common stocks	—	3	—	3
Syndicated loans	—	2,191	125	2,316
Total investments	—	2,229	125	2,354
Receivables	—	20	—	20
Other assets	—	1	1	2
Total assets at fair value	$—	$2,250	$126	$2,376
Liabilities
Debt(1)	$—	$2,363	$—	$2,363
Other liabilities	—	119	—	119
Total liabilities at fair value	$—	$2,482	$—	$2,482

	December 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common stocks	$—	$3	$—	$3
Syndicated loans	—	2,117	64	2,181
Total investments	—	2,120	64	2,184
Receivables	—	17	—	17
Other assets	—	—	3	3
Total assets at fair value	$—	$2,137	$67	$2,204
Liabilities
Debt(1)	$—	$2,164	$—	$2,164
Other liabilities	—	137	—	137
Total liabilities at fair value	$—	$2,301	$—	$2,301

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.2 billion as of December 31, 2022 and 2021, respectively.

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

	Common Stocks	Syndicated Loans		Other Assets
Balance, January 1, 2022	$—	$64		$3
Total gains (losses) included in:
Net income	—	(11	)(1)	—
Purchases	—	69		—
Sales	—	(4)		—
Settlements	—	(8)		—
Transfers into Level 3	2	218		1
Transfers out of Level 3	(2)	(203)		(3)
Balance, December 31, 2022	$—	$125		$1
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2022	$—	$(10	)(1)	$—

RiverSource Life Insurance Company

(in millions)	Syndicated Loans	Other Assets
Balance, January 1, 2021	$92	$2
Total gains (losses) included in:
Net income	2 (1)	1	(1)
Purchases	106	—
Sales	(38)	—
Settlements	(49)	—
Transfers into Level 3	119	2
Transfers out of Level 3	(150)	(2)
Deconsolidation of consolidated investment entities	(18)	—
Balance, December 31, 2021	$64	$3
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2021	$—	$1	(1)

(in millions)	Syndicated Loans	Other Assets
Balance, January 1, 2020	$—	$—
Total gains (losses) included in:
Purchases	—	2
Sales	(2)	—
Transfers into Level 3	15	—
Transfers out of Level 3	(70)	—
Consolidation of consolidated investment entities	149	—
Balance, December 31, 2020	$92	$2
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2020	$—	$—

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2022 and 2021 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled held by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on the CLO debt.

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

RiverSource Life Insurance Company

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

(in millions)	December 31, 2022	December 31, 2021
Syndicated loans
Unpaid principal balance	$2,525	$2,233
Excess unpaid principal over fair value	(209)	(52)
Fair value	$2,316	$2,181
Fair value of loans more than 90 days past due	$—	$—
Fair value of loans in nonaccrual status	23	13
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	48	10
Debt
Unpaid principal balance	$2,636	$2,296
Excess unpaid principal over fair value	(273)	(132)
Carrying value (1)	$2,363	$2,164

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.4 billion and $2.2 billion as of December 31, 2022 and 2021, respectively.

During the third quarter of 2022, the Company launched one new CLO and issued debt of $352 million.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2022, 2021 and 2020.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
(in millions)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Debt of consolidated CLOs due 2028-2034	$2,363	$2,164	5.3%	1.7%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 13.6%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2022
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$9,349	$180	$(803)	$(20)	$8,706
Residential mortgage backed securities	3,254	8	(303)	—	2,959
Commercial mortgage backed securities	2,904	2	(255)	—	2,651
State and municipal obligations	761	53	(26)	(2)	786
Asset backed securities	1,025	10	(38)	—	997
Foreign government bonds and obligations	37	—	(2)	—	35
U.S. government and agency obligations	1	—	—	—	1
Total	$17,331	$253	$(1,427)	$(22)	$16,135

RiverSource Life Insurance Company

	December 31, 2021
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$8,447	$1,238	$(47)	$—	$9,638
Residential mortgage backed securities	2,226	36	(12)	—	2,250
Commercial mortgage backed securities	2,615	56	(15)	—	2,656
State and municipal obligations	832	244	(1)	(1)	1,074
Asset backed securities	517	22	(2)	—	537
Foreign government bonds and obligations	80	4	(1)	—	83
U.S. government and agency obligations	1	—	—	—	1
Total	$14,718	$1,600	$(78)	$(1)	$16,239

In March 2020, the Company purchased $368 million of investments at fair value, primarily agency residential mortgage backed securities, from Ameriprise Financial.

As of December 31, 2022 and 2021, accrued interest of $139 million and $118 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2022 and 2021, investment securities with a fair value of $2.6 billion and $2.4 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $302 million and $314 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2022 and 2021, fixed maturity securities comprised approximately 85% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2022 and 2021, $257 million and $359 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2022			December 31, 2021
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,313	$5,754	36%	$5,031	$5,107	31%
AA	1,159	1,188	7	757	932	6
A	1,572	1,594	10	1,662	2,013	12
BBB	7,646	7,023	43	6,293	7,063	44
Below investment grade(1)	641	576	4	975	1,124	7
Total fixed maturities	$17,331	$16,135	100%	$14,718	$16,239	100%

(1)

The amortized cost of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million as of both December 31, 2022 and 2021. The fair value of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million and $2 million as of December 31, 2022 and 2021, respectively. These securities are not rated but are included in below investment grade due to their risk characteristics.

As of December 31, 2022 and 2021, approximately 36% and 40%, respectively, of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2022, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $544 million that was 56% of the Company’s total shareholder’s equity. Also, the Company had an additional 30 issuers with holdings totaling $4.4 billion that individually were between 10% and 22% of the Company’s total shareholder’s equity as of December 31, 2022. As of December 31, 2021, the Company had holdings in Ameriprise Advisor Financing, LLC (“AAF”), an affiliate of the Company, totaling $289 million that was 28% of the Company’s total shareholder’s equity. Also, the Company had an additional 35 issuers with holdings totaling $4.9 billion that individually were between 10% and 24% of the Company’s total shareholder’s equity as of December 31, 2021. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2022 and 2021.

RiverSource Life Insurance Company

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2022
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	405	$5,028	$(443)	100	$1,532	$(360)	505	$6,560	$(803)
Residential mortgage backed securities	189	1,643	(117)	52	826	(186)	241	2,469	(303)
Commercial mortgage backed securities	176	1,746	(149)	58	666	(106)	234	2,412	(255)
State and municipal obligations	40	126	(15)	26	59	(11)	66	185	(26)
Asset backed securities	39	808	(28)	4	60	(10)	43	868	(38)
Foreign government bonds and obligations	10	32	(1)	1	1	(1)	11	33	(2)
Total	859	$9,383	$(753)	241	$3,144	$(674)	1,100	$12,527	$(1,427)

	December 31, 2021
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	102	$2,007	$(42)	14	$81	$(5)	116	$2,088	$(47)
Residential mortgage backed securities	55	1,162	(12)	2	1	—	57	1,163	(12)
Commercial mortgage backed securities	60	809	(15)	3	13	—	63	822	(15)
State and municipal obligations	25	63	(1)	—	—	—	25	63	(1)
Asset backed securities	5	91	(2)	—	—	—	5	91	(2)
Foreign government bonds and obligations	5	6	—	6	4	(1)	11	10	(1)
Total	252	$4,138	$(72)	25	$99	$(6)	277	$4,237	$(78)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2022 is primarily attributable to the impact of higher interest rates and wider credit spreads driven by continued market volatility, with no specific credit concerns. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2022 and 2021, approximately 93% and 92%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2020	$—	$—	$—
Additions for which credit losses were not previously recorded	13	—	13
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(3)	—	(3)
Balance at December 31, 2020	10	—	10
Additions for which credit losses were not previously recorded	—	1	1
Charge-offs	(10)	—	(10)
Balance at December 31, 2021	—	1	1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	$20	$2	$22

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Gross realized investment gains	$28	$576	$17
Gross realized investment losses	(25)	(6)	(2)
Credit losses	(21)	(1)	(10)
Other impairments	(70)	(13)	—
Total	$(88)	$556	$5

Credit losses for the year ended December 31, 2022 primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. Credit losses for the year ended December 31, 2021 primarily related to recording an allowance for credit losses on certain state and municipal securities. Credit losses for the year ended December 31, 2020 primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other impairments for the years ended December 31, 2022 and 2021 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2022 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$317	$315
Due after one year through five years	1,644	1,581
Due after five years through 10 years	3,608	3,104
Due after 10 years	4,579	4,528
	10,148	9,528
Residential mortgage backed securities	3,254	2,959
Commercial mortgage backed securities	2,904	2,651
Asset backed securities	1,025	997
Total	$17,331	$16,135

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2022	2021	2020
Fixed maturities	$615	$643	$777
Mortgage loans	73	102	115
Other investments	159	101	(3)
	847	846	889
Less: investment expenses	20	19	20
Total	$827	$827	$869

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Fixed maturities	$(88)	$556	$5
Mortgage loans	(1)	57	(10)
Other investments	(11)	(18)	(5)
Total	$(100)	$595	$(10)

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

RiverSource Life Insurance Company

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at December 31, 2019(1)	$20
Cumulative effect of adoption of current expected credit losses guidance	3
Balance at January 1, 2020	23
Provisions	12
Balance at December 31, 2020	35
Provisions	(23)
Balance at December 31, 2021	12
Provisions	1
Charge-offs	(2)
Balance at December 31, 2022	$11

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

The decrease in the allowance for credit losses provision for commercial loans in 2021 reflected the sale of certain commercial mortgage loans and syndicated loans in conjunction with the fixed deferred and immediate annuity reinsurance transaction in 2021.

As of December 31, 2022 and 2021, accrued interest on commercial loans was $14 million and $11 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

There were no commercial mortgage loans sold for the years ended December 31, 2022 and 2020. During the year ended December 31, 2021, the Company sold $746 million of commercial mortgage loans.

During the years ended December 31, 2022, 2021 and 2020, the Company purchased $42 million, $26 million and $140 million, respectively, of syndicated loans, and sold nil, $340 million and $13 million, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2022 and 2021. All loans were considered to be performing.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2022 and 2021. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2022 and 2021.

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2022
Loan-to-Value Ratio (in millions)	2022	2021	2020	2019	2018	Prior	Total
> 100%	$—	$—	$2	$2	$—	$39	$43
80% - 100%	1	9	2	20	7	30	69
60% - 80%	39	85	17	52	9	104	306
40% - 60%	49	84	64	80	55	426	758
< 40%	16	8	27	42	78	432	603
Total	$105	$186	$112	$196	$149	$1,031	$1,779

RiverSource Life Insurance Company

	December 31, 2021
Loan-to-Value Ratio (in millions)	2021	2020	2019	2018	2017	Prior	Total
> 100%	$—	$—	$20	$10	$—	$29	$59
80% - 100%	9	2	9	2	—	29	51
60% - 80%	141	76	59	15	58	133	482
40% - 60%	37	30	75	74	49	393	658
< 40%	6	8	46	—	47	443	550
Total	$193	$116	$209	$101	$154	$1,027	$1,800

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
	2022	2021	2022	2021
	(in millions)
East North Central	$192	$183	11%	10%
East South Central	51	54	3	3
Middle Atlantic	100	107	6	6
Mountain	120	111	7	6
New England	17	21	1	1
Pacific	601	589	34	33
South Atlantic	467	477	26	26
West North Central	115	136	6	8
West South Central	116	122	6	7

	1,779	1,800	100%	100%

Less: allowance for credit losses	11	12

Total	$1,768	$1,788

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
	2022	2021	2022	2021
	(in millions)
Apartments	$465	$464	26%	26%
Hotel	14	15	1	1
Industrial	295	293	17	16
Mixed use	55	57	3	3
Office	243	254	14	14
Retail	576	589	32	33
Other	131	128	7	7

	1,779	1,800	100%	100%

Less: allowance for credit losses	11	12

Total	$1,768	$1,788

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2022 and 2021 was $72 million and $43 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2022 and 2021. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality.

RiverSource Life Insurance Company

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2022
Internal Risk Rating (in millions)	2022	2021	2020	2019	2018	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	5	—	3	—	2	10
Risk 2	5	13	2	5	—	11	36
Risk 1	3	5	1	3	5	9	26
Total	$8	$23	$3	$11	$5	$22	$72

	December 31, 2021
Internal Risk Rating (in millions)	2021	2020	2019	2018	2017	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	—	—	—	1	1
Risk 2	11	—	4	1	8	4	28
Risk 1	4	—	—	3	3	4	14
Total	$15	$—	$4	$4	$11	$9	$43

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $7.4 billion and $7.9 billion as of December 31, 2022 and 2021, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2022 and 2021.

Troubled Debt Restructurings

There were no loans accounted for as a troubled debt restructuring by the Company during the years ended December 31, 2022, 2021 and 2020. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Pre-adoption balance at December 31, 2020	$1,671	$22	$43	$7	$100	$452
Effect of shadow reserve adjustments	42	4	18	1	31	53
Post-adoption balance at January 1, 2021	1,713	26	61	8	131	505
Capitalization of acquisition costs	110	71	—	—	3	54
Amortization	(145)	(6)	(8)	(1)	(9)	(47)
Balance at December 31, 2021	$1,678	$91	$53	$7	$125	$512

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$108	$(3)	$—	$19	$89	$2,508
Effect of shadow reserve adjustments	149	6	—	—	—	304
Post-adoption balance at January 1, 2021	257	3	—	19	89	2,812
Capitalization of acquisition costs	9	—	1	2	4	254
Amortization	(18)	—	—	(2)	(9)	(245)
Balance at December 31, 2021	$248	$3	$1	$19	$84	$2,821

RiverSource Life Insurance Company

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2022	$1,678	$91	$53	$7	$125	$512
Capitalization of acquisition costs	39	73	—	—	1	55
Amortization	(135)	(15)	(8)	(1)	(8)	(46)
Balance at December 31, 2022	$1,582	$149	$45	$6	$118	$521

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Total, All Products
Balance at January 1, 2022	$248	$3	$1	$19	$84	$2,821
Capitalization of acquisition costs	5	—	1	1	4	179
Amortization	(17)	—	—	(2)	(9)	(241)
Balance at December 31, 2022	$236	$3	$2	$18	$79	$2,759

The balances of and changes in DAC prior to the adoption of ASU 2018-12 were as follows:

(in millions)	2020
Balance at January 1	$2,673
Capitalization of acquisition costs	216
Amortization	(164)
Amortization, impact of valuation assumptions review	(100)
Impact of change in net unrealized (gains) losses on securities	(117)
Balance at December 31	$2,508

The impact of the Company’s valuation assumption review to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit.

The following tables summarize the balances of and changes in DSIC, including the January 1, 2021 adoption of ASU 2018-12. DSIC are recorded in Other assets.

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Pre-adoption balance at December 31, 2020	$173	$14	$187
Effect of shadow reserve adjustments	8	8	16
Post-adoption balance at January 1, 2021	181	22	203
Capitalization of sales inducement costs	1	—	1
Amortization	(18)	(3)	(21)
Balance at December 31, 2021	$164	$19	$183

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2022	$164	$19	$183
Capitalization of sales inducement costs	1	—	1
Amortization	(16)	(3)	(19)
Balance at December 31, 2022	$149	$16	$165

The balances of and changes in DSIC prior to the adoption of ASU 2018-12 were as follows:

(in millions)	2020
Balance at January 1	$216
Capitalization of sales inducement costs	1
Amortization	(13)
Amortization, impact of valuation assumptions review	(16)
Impact of change in net unrealized (gains) losses on securities	(1)
Balance at December 31	$187

RiverSource Life Insurance Company

9. REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent immediate annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2022 and 2021, traditional life and UL insurance policies in force were $198.9 billion and $198.6 billion, respectively, of which $146.2 billion and $145.1 billion as of December 31, 2022 and 2021 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Direct premiums	$530	$490	$565
Reinsurance ceded	(224)	(1,361)	(224)
Net premiums	$306	$(871)	$341

Policy and contract charges are presented on the Consolidated Statements of Income net of $165 million, $152 million and $140 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2022, 2021 and 2020, respectively.

The amount of claims recovered through reinsurance on all contracts was $435 million, $404 million and $400 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Reinsurance recoverables include approximately $2.7 billion and $3.5 billion related to LTC risk ceded to Genworth as of December 31, 2022 and 2021, respectively.

Policyholder account balances, future policy benefits and claims include $388 million and $413 million related to previously assumed reinsurance arrangements as of December 31, 2022 and 2021, respectively.

RiverSource Life Insurance Company

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2022	2021
Policyholder account balances
Policyholder account balances	$24,986	$23,723
Future policy benefits
Reserve for future policy benefits	7,495	9,721
Deferred profit liability	62	54
Additional liabilities for insurance guarantees	1,186	1,242
Other insurance and annuity liabilities	177	66
Total future policy benefits	8,920	11,083
Policy claims and other policyholders’ funds	216	211
Total policyholder account balances, future policy benefits and claims	$34,122	$35,017

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these provisions.

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Company

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2022	$4,972	$4,458	$7,251	$323	$527
Contract deposits	146	2,784	55	—	53
Policy charges	(8)	—	—	—	—
Surrenders and other benefits	(450)	(41)	(744)	(17)	(124)
Net transfer from (to) separate account liabilities	(60)	—	—	—	—
Other variable account adjustments	—	(791)	—	—	—
Interest credited	152	—	237	6	15
Balance at December 31, 2022	$4,752	$6,410	$6,799	$312	$471
Weighted-average crediting rate	3.2%	1.1%	3.5%	1.9%	N/A
Cash surrender value (1)	$4,720	$5,986	$6,786	$277	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$1,602	$1,493	$2,534	$563	$23,723
Contract deposits	134	233	218	(3)	3,620
Policy charges	(178)	(91)	(116)	—	(393)
Surrenders and other benefits	(67)	(70)	(50)	(56)	(1,619)
Net transfer from (to) separate account liabilities	—	(102)	—	—	(162)
Other variable account adjustments	—	—	—	—	(791)
Interest credited	53	57	68	20	608
Balance at December 31, 2022	$1,544	$1,520	$2,654	$524	$24,986
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$9,187	$57,354	$15,043	$149
Cash surrender value (1)	$1,382	$1,054	$2,148	$348

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2021	$5,098	$1,377	$7,619	$318	$578
Contract deposits	332	2,699	59	—	69
Policy charges	(11)	—	—	—	—
Surrenders and other benefits	(434)	(15)	(672)	(9)	(134)
Net transfer from (to) separate account liabilities	(168)	—	—	—	—
Other variable account adjustments	—	397	—	—	—
Interest credited	155	—	245	14	14
Balance at December 31, 2021	$4,972	$4,458	$7,251	$323	$527
Weighted-average crediting rate	3.2%	1.0%	3.4%	1.9%	N/A
Cash surrender value (1)	$4,936	$4,180	$7,232	$319	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2021	$1,640	$1,476	$2,269	$605	$20,980
Contract deposits	157	232	242	(3)	3,787
Policy charges	(181)	(87)	(111)	—	(390)
Surrenders and other benefits	(69)	(80)	(41)	(61)	(1,515)
Net transfer from (to) separate account liabilities	—	(105)	—	—	(273)
Other variable account adjustments	—	—	—	—	397
Interest credited	55	57	175	22	737
Balance at December 31, 2021	$1,602	$1,493	$2,534	$563	$23,723
Weighted-average crediting rate	3.6%	3.8%	2.0%	4.0%
Net amount at risk	$9,619	$55,224	$15,461	$165
Cash surrender value (1)	$1,424	$1,072	$2,013	$379

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2022 and December 31, 2021 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2022
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$169	$102	$18	$—	$—	$289
	2%	–	2.99%	177	—	—	—	—	177
	3%	–	3.99%	2,611	—	—	1	—	2,612
	4%	–	5.00%	1,611	—	—	—	—	1,611

	Total			$4,568	$102	$18	$1	$—	$4,689

Fixed accounts of structured variable annuities	1%	–	1.99%	$12	$7	$3	$1	$—	$23
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$12	$7	$3	$1	$—	$23

Fixed annuities	1%	–	1.99%	$460	$402	$132	$33	$10	$1,037
	2%	–	2.99%	67	—	—	—	—	67
	3%	–	3.99%	3,344	—	—	—	—	3,344
	4%	–	5.00%	2,333	—	—	—	—	2,333

	Total			$6,204	$402	$132	$33	$10	$6,781

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$1	$3	$7	$14	$—	$25
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$1	$3	$7	$14	$—	$25

RiverSource Life Insurance Company

				December 31, 2022
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	55	—	1	—	—	56
	3%	–	3.99%	885	1	2	—	—	888
	4%	–	5.00%	569	—	—	—	—	569

	Total			$1,509	$1	$3	$—	$—	$1,513

Fixed accounts of variable universal life insurance	1%	–	1.99%	$4	$3	$2	$—	$9	$18
	2%	–	2.99%	30	—	1	2	2	35
	3%	–	3.99%	134	1	1	1	—	137
	4%	–	5.00%	648	—	—	—	—	648

	Total			$816	$4	$4	$3	$11	$838

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$3	$—	$—	$3
	2%	–	2.99%	126	—	—	—	—	126
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$126	$—	$3	$—	$—	$129

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	32	—	—	—	—	32
	4%	–	5.00%	314	—	—	—	—	314

	Total			$346	$—	$—	$—	$—	$346

Total	1%	–	1.99%	$646	$517	$165	$48	$19	$1,395
	2%	–	2.99%	455	—	2	2	2	461
	3%	–	3.99%	7,006	2	3	2	—	7,013
	4%	–	5.00%	5,475	—	—	—	—	5,475

	Total			$13,582	$519	$170	$52	$21	$14,344

Percentage of total account values that reset in:
Next 12 months				99.8%	96.3%	93.8%	100.0%	100.0%	99.6%
> 12 months to 24 months				0.1	3.0	5.8	—	—	0.3
> 24 months				0.1	0.7	0.4	—	—	0.1
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Company

				December 31, 2021
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$283	$13	$8	$—	$—	$304
	2%	–	2.99%	193	—	—	—	—	193
	3%	–	3.99%	2,729	—	—	1	—	2,730
	4%	–	5.00%	1,627	—	—	—	—	1,627

	Total			$4,832	$13	$8	$1	$—	$4,854

Fixed accounts of structured variable annuities	1%	–	1.99%	$13	$—	$—	$—	$—	$13
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$13	$—	$—	$—	$—	$13

Fixed annuities	1%	–	1.99%	$1,009	$100	$86	$36	$10	$1,241
	2%	–	2.99%	79	—	—	—	—	79
	3%	–	3.99%	3,637	—	—	—	—	3,637
	4%	–	5.00%	2,274	—	—	—	—	2,274

	Total			$6,999	$100	$86	$36	$10	$7,231

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$1	$4	$8	$15	$—	$28
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$1	$4	$8	$15	$—	$28

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	46	—	—	—	—	46
	3%	–	3.99%	907	—	—	—	—	907
	4%	–	5.00%	617	—	—	—	—	617

	Total			$1,570	$—	$—	$—	$—	$1,570

Fixed accounts of variable universal life insurance	1%	–	1.99%	$11	$—	$—	$—	$—	$11
	2%	–	2.99%	35	—	—	—	—	35
	3%	–	3.99%	137	—	—	—	—	137
	4%	–	5.00%	666	—	—	—	—	666

	Total			$849	$—	$—	$—	$—	$849

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$3	$—	$—	$3
	2%	–	2.99%	130	—	—	—	—	130
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$130	$—	$3	$—	$—	$133

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	35	—	—	—	—	35
	4%	–	5.00%	342	—	—	—	—	342

	Total			$377	$—	$—	$—	$—	$377

Total	1%	–	1.99%	$1,317	$117	$105	$51	$10	$1,600
	2%	–	2.99%	483	—	—	—	—	483
	3%	–	3.99%	7,445	—	—	1	—	7,446
	4%	–	5.00%	5,526	—	—	—	—	5,526

	Total			$14,771	$117	$105	$52	$10	$15,055

RiverSource Life Insurance Company

		December 31, 2021
		Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Percentage of total account values that reset in:
Next 12 months		98.8%	85.1%	79.8%	33.8%	1.1%	98.2%
> 12 months to 24 months		1.0	—	10.5	66.2	98.9	1.4
> 24 months		0.2	14.9	9.7	—	—	0.4
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following tables summarize the balances of and changes in the liability for future policy benefits, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$1,536	$633	$530	$5,749	$8,448
Effect of shadow reserve adjustments	(175)	—	—	(566)	(741)
Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach	4	—	—	35	39
Effect of change in deferred profit liability	(43)	—	—	—	(43)
Effect of remeasurement of the liability at the current single A discount rate	215	265	238	1,965	2,683
Post-adoption balance at January 1, 2021	1,537	898	768	7,183	10,386
Less: reinsurance recoverable	—	601	24	3,623	4,248
Post-adoption balance at January 1, 2021, after reinsurance recoverable	$1,537	$297	$744	$3,560	$6,138

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2021	$—	$702	$238	$1,831	$2,771
Beginning balance at original discount rate	—	536	183	1,498	2,217
Effect of changes in cash flow assumptions	—	—	—	(6)	(6)
Effect of actual variances from expected experience	—	56	(35)	(61)	(40)
Adjusted beginning of year balance	$—	$592	$148	$1,431	$2,171
Issuances	38	78	18	—	134
Interest accrual	—	29	9	73	111
Net premiums collected	(38)	(63)	(20)	(184)	(305)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$636	$155	$1,320	$2,111
Effect of changes in discount rate assumptions	—	141	33	227	401
Balance at December 31, 2021	$—	$777	$188	$1,547	$2,512
Present Value of Future Policy Benefits:
Balance at January 1, 2021	$1,537	$1,600	$1,006	$9,014	$13,157
Beginning balance at original discount rate	1,321	1,169	714	6,716	9,920
Effect of changes in cash flow assumptions	—	—	—	(8)	(8)
Effect of actual variances from expected experience	(14)	58	(40)	(124)	(120)
Adjusted beginning of year balance	$1,307	$1,227	$674	$6,584	$9,792
Issuances	39	78	18	—	135
Interest accrual	53	70	39	347	509
Benefit payments	(168)	(120)	(43)	(336)	(667)
Derecognition (lapses)	—	—	—	—	—

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
Ending balance at original discount rate	$1,231	$1,255	$688	$6,595	$9,769
Effect of changes in discount rate assumptions	139	343	226	1,755	2,463
Balance at December 31, 2021	$1,370	$1,598	$914	$8,350	$12,232
Adjustment due to reserve flooring	$—	$1	$—	$—	$1
Net liability for future policy benefits	$1,370	$822	$726	$6,803	$9,721
Less: reinsurance recoverable	1,265	558	25	3,443	5,291
Net liability for future policy benefits, after reinsurance recoverable	$105	$264	$701	$3,360	$4,430
Discounted expected future gross premiums	$—	$2,005	$1,158	$1,623	$4,786
Expected future gross premiums	$—	$2,815	$1,395	$1,905	$6,115
Expected future benefit payments	$1,707	$2,159	$1,217	$11,568	$16,651
Weighted average interest accretion rate	4.2%	6.5%	5.9%	5.3%
Weighted average discount rate	2.6%	2.8%	2.8%	2.9%
Weighted average duration of liability (in years)	7	8	9	10

The annual review of LTC future policy benefit reserves in the third quarter of 2021 resulted in assumption updates that decreased the net liability for future policy benefits $2 million, partially offset by a $1 million decrease to reinsurance recoverable, primarily reflecting updates to premium rate increase and benefit reduction assumptions.

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2022	$—	$777	$188	$1,547	$2,512
Beginning balance at original discount rate	—	636	155	1,320	2,111
Effect of changes in cash flow assumptions	—	1	1	52	54
Effect of actual variances from expected experience	—	47	(22)	(48)	(23)
Adjusted beginning of year balance	$—	$684	$134	$1,324	$2,142
Issuances	42	57	12	—	111
Interest accrual	—	34	7	65	106
Net premiums collected	(42)	(67)	(16)	(169)	(294)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$137	$1,220	$2,065
Effect of changes in discount rate assumptions	—	(22)	(3)	(13)	(38)
Balance at December 31, 2022	$—	$686	$134	$1,207	$2,027
Present Value of Future Policy Benefits:
Balance at January 1, 2022	$1,370	$1,598	$914	$8,350	$12,232
Beginning balance at original discount rate	1,231	1,255	688	6,595	9,769
Effect of changes in cash flow assumptions	—	(8)	1	42	35
Effect of actual variances from expected experience	(13)	52	(28)	(36)	(25)
Adjusted beginning of year balance	$1,218	$1,299	$661	$6,601	$9,779
Issuances	42	57	12	—	111
Interest accrual	49	73	38	336	496
Benefit payments	(154)	(116)	(42)	(368)	(680)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,155	$1,313	$669	$6,569	$9,706
Effect of changes in discount rate assumptions	(90)	6	27	(130)	(187)
Balance at December 31, 2022	$1,065	$1,319	$696	$6,439	$9,519
Adjustment due to reserve flooring	$—	$3	$—	$—	$3
Net liability for future policy benefits	$1,065	$636	$562	$5,232	$7,495
Less: reinsurance recoverable	949	443	19	2,649	4,060
Net liability for future policy benefits, after reinsurance recoverable	$116	$193	$543	$2,583	$3,435
Discounted expected future gross premiums	$—	$1,855	$926	$1,381	$4,162
Expected future gross premiums	$—	$3,183	$1,331	$1,908	$6,422
Expected future benefit payments	$1,595	$2,234	$1,169	$11,229	$16,227
Weighted average interest accretion rate	4.1%	6.4%	6.1%	5.2%
Weighted average discount rate	5.2%	5.5%	5.4%	5.4%
Weighted average duration of liability (in years)	6	7	8	9

RiverSource Life Insurance Company

The annual review of LTC future policy benefit reserves in the third quarter of 2022 resulted in assumption updates that decreased the net liability for future policy benefits $10 million, partially offset by a $4 million decrease to reinsurance recoverable, primarily reflecting updates to morbidity, premium rate increase and benefit reduction assumptions. The annual review of term life insurance future policy benefit reserves in the third quarter of 2022 resulted in assumption updates that decreased the net liability for future policy benefits by $9 million, offset by a $16 million decrease to reinsurance recoverable, reflecting updates to lapse assumptions.

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$1,120	$76	$46	$1,242
Interest accrual	32	5	1	38
Benefit accrual	108	8	—	116
Benefit payments	(43)	(14)	(4)	(61)
Effect of actual variances from expected experience	(19)	2	(2)	(19)
Impact of change in net unrealized (gains) losses on securities	(98)	(3)	(29)	(130)
Balance at December 31, 2022	$1,100	$74	$12	$1,186
Weighted average interest accretion rate	2.9%	7.0%	4.1%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2021	$1,030	$74	$58	$1,162
Interest accrual	29	5	1	35
Benefit accrual	129	8	3	140
Benefit payments	(37)	(12)	(5)	(54)
Effect of actual variances from expected experience	(10)	2	(1)	(9)
Impact of change in net unrealized (gains) losses on securities	(21)	(1)	(10)	(32)
Balance at December 31, 2021	$1,120	$76	$46	$1,242
Weighted average interest accretion rate	2.9%	7.0%	4.0%
Weighted average discount rate	3.1%	7.1%	4.0%
Weighted average duration of reserves (in years)	12	9	7

The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2022		2021
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$45	$49	$39	$53
Term and whole life insurance	169	39	166	41
Disability insurance	127	31	131	30
Long term care insurance	189	271	192	274
Total	$530	$390	$528	$398

RiverSource Life Insurance Company

The following tables summarize the balances of and changes in unearned revenue, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products

Pre-adoption balance at December 31, 2020	$19	$76	$—	$95
Effect of shadow reserve adjustments	5	10	153	168
Post-adoption balance at January 1, 2021	24	86	153	263
Deferral of revenue	3	34	55	92
Amortization	(1)	(8)	(13)	(22)
Balance at December 31, 2021	$26	$112	$195	$333
Balance at January 1, 2022	$26	$112	$195	$333
Deferral of revenue	2	48	54	104
Amortization	(1)	(10)	(16)	(27)
Balance at December 31, 2022	$27	$150	$233	$410

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2022, 2021 and 2020.

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2022	$82,862	$9,376	$92,238
Premiums and deposits	1,067	425	1,492
Policy charges	(1,396)	(278)	(1,674)
Surrenders and other benefits	(4,923)	(286)	(5,209)
Investment return	(14,450)	(1,654)	(16,104)
Net transfer from (to) general account	63	70	133
Balance at December 31, 2022	$63,223	$7,653	$70,876
Cash surrender value	$61,461	$7,200	$68,661

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2021	$79,299	$8,257	$87,556
Premiums and deposits	2,590	411	3,001
Policy charges	(1,520)	(263)	(1,783)
Surrenders and other benefits	(6,336)	(362)	(6,698)
Investment return	8,660	1,249	9,909
Net transfer from (to) general account	169	84	253
Balance at December 31, 2021	$82,862	$9,376	$92,238
Cash surrender value	$80,746	$8,939	$89,685

12. MARKET RISK BENEFITS/VARIABLE ANNUITY AND INSURANCE GUARANTEES

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB, and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following tables summarize the balances of and changes in market risk benefits, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)
Pre-adoption balance at December 31, 2020	$3,084
Effect of shadow reserve adjustments	(3)
Adjustments for the cumulative effect of the changes in instrument-specific credit risk on market risk benefits between the original contract issuance date and the transition date	670
Adjustments to the host contract for differences between previous carrying amount and fair value measurement for the market risk benefits under the option-based method of valuation	20
Adjustments for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurements for the market risk benefits	1,058
Post-adoption balance at January 1, 2021	$4,829

RiverSource Life Insurance Company

	Years Ended December 31,
(in millions, except age)	2022	2021
Balance at beginning of period	$2,901	$4,829
Issuances	27	45
Interest accrual and time decay	(237)	(294)
Reserve increase from attributed fees collected	810	819
Reserve release for benefit payments and derecognition	(29)	(8)
Effect of changes in interest rates and bond markets	(4,193)	(1,053)
Effect of changes in equity markets and subaccount performance	2,258	(1,558)
Effect of changes in equity index volatility	205	73
Actual policyholder behavior different from expected behavior	17	52
Effect of changes in other future expected assumptions	(139)	123
Effect of changes in the instrument-specific credit risk on market risk benefits	(517)	(127)
Balance at end of period	$1,103	$2,901
Reconciliation of the gross balances in an asset or liability position:
Asset position	$1,015	$539
Liability position	(2,118)	(3,440)
Net asset (liability) position	$(1,103)	$(2,901)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$2,781	$251
Living benefits	$3,364	$195
Composite (greater of)	$5,830	$441
Weighted average attained age of contractholders	68	68
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(2,044)	$(2,502)
Changes in unrealized (gains) losses in other comprehensive income relating to liabilities held at end of period	$(505)	$(102)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2022
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$1,103	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.0%
			Surrender rate(2)	0.2%	–	45.6%	3.6%
			Market volatility(3)	0.0%	–	26.6%	12.1%
			Nonperformance risk(4)	95 bps			95 bps
			Mortality rate(5)	0.0%	–	41.6%	1.5%

	December 31, 2021
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$2,901	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	10.6%
			Surrender rate(2)	0.2%	–	45.6%	3.6%
			Market volatility(3)	0.0%	–	25.4%	11.4%
			Nonperformance risk(4)	65 bps			65 bps
			Mortality rate(5)	0.0%	–	54.5%	1.5%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

RiverSource Life Insurance Company

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2022 and 2021, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2022

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $39 million.

•	Updates to surrender rates resulted in a decrease to pre-tax income of $200 million.

•	Updates to mortality rates resulted in a decrease to pre-tax income of $49 million.

Year ended December 31, 2021

•	Updates to surrender rates resulted in a decrease to pre-tax income of $185 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rates used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality rates used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair values measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender rates, utilization rates and mortality rates vary with the type of base product, type of rider, the duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Variable Annuity and Insurance Guarantees

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees prior to the adoption of ASU 2018-12 were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2020	$16	$7	$1,462	$(39)	$758
Incurred claims	15	—	1,587	40	209
Paid claims	(7)	(1)	—	—	(51)
Balance at December 31, 2020	$24	$6	$3,049	$1	$916

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. As of December 31, 2022 and 2021, the Company had accessed collateralized borrowings and pledged (granted a lien on) certain investments, primarily commercial mortgage backed securities, with an aggregate fair value of $962 million and $1.0 billion, respectively. The amount of the Company’s liability including accrued interest was $201 million and $200 million as of December 31, 2022 and 2021, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2022 and 2021. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2022 and 2021 was 4.6% and 0.3%, respectively.

RiverSource Life Insurance Company

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to London Interbank Offered Rate (“LIBOR”) for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2022 and 2021.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2022 and 2021.

RTA, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this line of credit as of both December 31, 2022 and 2021.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2022 and 2021 and is recorded in Long-term debt.

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$8,311	$395	$8,706
Residential mortgage backed securities	—	2,959	—	2,959
Commercial mortgage backed securities	—	2,651	—	2,651
State and municipal obligations	—	786	—	786
Asset backed securities	—	452	545	997
Foreign government bonds and obligations	—	35	—	35
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	15,194	940	16,135
Cash equivalents	1,063	1,529	—	2,592
Market risk benefits	—	—	1,015	1,015	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	48	48
Other assets:
Interest rate derivative contracts	7	260	—	267
Equity derivative contracts	129	2,564	—	2,693
Foreign exchange derivative contracts	—	34	—	34
Credit derivative contracts	—	13	—	13
Total other assets	136	2,871	—	3,007
Separate account assets at net asset value (“NAV”)				70,876	(2)
Total assets at fair value	$1,200	$19,594	$2,003	$93,673

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$44	$47
IUL embedded derivatives	—	—	739	739
Structured variable annuity embedded derivatives	—	—	(137)	(137	)(3)
Total policyholder account balances, future policy benefits and claims	—	3	646	649	(4)
Market risk benefits	—	—	2,118	2,118	(1)
Other liabilities:
Interest rate derivative contracts	4	351	—	355
Equity derivative contracts	138	2,228	—	2,366
Foreign exchange derivative contracts	6	4	—	10
Total other liabilities	148	2,583	—	2,731
Total liabilities at fair value	$148	$2,586	$2,764	$5,498

RiverSource Life Insurance Company

	December 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$9,142	$496	$9,638
Residential mortgage backed securities	—	2,250	—	2,250
Commercial mortgage backed securities	—	2,656	—	2,656
State and municipal obligations	—	1,074	—	1,074
Asset backed securities	—	246	291	537
Foreign government bonds and obligations	—	83	—	83
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	15,451	787	16,239
Cash equivalents	1,985	1,191	—	3,176
Market risk benefits	—	—	539	539	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	59	59
Other assets:
Interest rate derivative contracts	1	1,251	—	1,252
Equity derivative contracts	158	4,080	—	4,238
Foreign exchange derivative contracts	1	17	—	18
Credit derivative contracts	—	9	—	9
Total other assets	160	5,357	—	5,517
Separate account assets at NAV				92,238	(2)
Total assets at fair value	$2,146	$21,999	$1,385	$117,768

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$5	$56	$61
IUL embedded derivatives	—	—	905	905
Structured variable annuity embedded derivatives	—	—	406	406
Total policyholder account balances, future policy benefits and claims	—	5	1,367	1,372	(5)
Market risk benefits	—	—	3,440	3,440	(1)
Other liabilities:
Interest rate derivative contracts	1	467	—	468
Equity derivative contracts	101	3,610	—	3,711
Foreign exchange derivative contracts	1	—	—	1
Total other liabilities	103	4,077	—	4,180
Total liabilities at fair value	$103	$4,082	$4,807	$8,992

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.
(4)	The Company’s adjustment for nonperformance risk resulted in a $139 million cumulative decrease to the embedded derivatives as of December 31, 2022.
(5)	The Company’s adjustment for nonperformance risk resulted in a $96 million cumulative decrease to the embedded derivatives as of December 31, 2021.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2022	$496	$—	$291	$787		$59
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	(8)
Other comprehensive income (loss)	(44)	—	(25)	(69)		—
Purchases	29	30	564	623		—
Settlements	(85)	—	(285)	(370)		(3)
Transfers out of Level 3	—	(30)	—	(30)		—
Balance at December 31, 2022	$395	$—	$545	$940		$48
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2022	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2022	$(42)	$—	$(21)	$(63)		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2022	$56		$905		$406		$1,367
Total (gains) losses included in:
Net income	(9	)(2)	(105	)(2)	(633	)(3)	(747)
Issues	—		51		90		141
Settlements	(3)		(112)		—		(115)
Balance at December 31, 2022	$44		$739		$(137	)(4)	$646
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2022	$—		$(105	)(2)	$(633	)(3)	$(738)

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2021	$766	$9	$395	$1,170		$—
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	3
Other comprehensive income (loss)	(10)	—	(1)	(11)		—
Purchases	108	—	—	108		—
Issues	—	—	—	—		57
Settlements	(119)	—	(81)	(200)		(1)
Transfers into Level 3	168	—	2	170		—
Transfers out of Level 3	(416)	(9)	(24)	(449)		—
Balance at December 31, 2021	$496	$—	$291	$787		$59
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2021	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2021	$(8)	$—	$(1)	$(9)		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives	Total
Balance at January 1, 2021	$49		$935		$70	$1,054
Total (gains) losses included in:
Net income	10	(2)	68	(2)	393 (3)	471
Issues	—		—		(28)	(28)
Settlements	(3)		(98)		(29)	(130)
Balance at December 31, 2021	$56		$905		$406	$1,367
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2021	$—		$68	(2)	$—	$68

	Available-for-Sale Securities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total
Balance at January 1, 2020	$735	$17	$389	$1,141
Total gains (losses) included in:
Other comprehensive income (loss)	15	1	(2)	14
Purchases	62	39	—	101
Settlements	(46)	—	(6)	(52)
Transfers into Level 3	—	—	14	14
Transfers out of Level 3	—	(48)	—	(48)
Balance at December 31, 2020	$766	$9	$395	$1,170
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2020	$(1)	$—	$—	$(1	)(1)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2020	$15	$1	$(2)	$14

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives(5)		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2020	$43		$881		$763		$—		$1,687
Total (gains) losses included in:
Net income	4	(2)	76	(2)	1,152	(3)	91	(3)	1,323
Issues	3		61		362		(21)		405
Settlements	(1)		(83)		39		—		(45)
Balance at December 31, 2020	$49		$935		$2,316		$70		$3,370
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2020	$—		$76	(2)	$1,206	(3)	$—		$1,282

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.
(5)	GMWB and GMAB were accounted for as embedded derivatives prior to the adoption of ASU 2018-12. Upon adoption of ASU 2018-12, GMWB and GMAB are accounted for as market risk benefits.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $45 million and $(23) million, net of the reinsurance accrual, for the years ended December 31, 2022 and 2021, respectively, and $196 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the year ended December 31, 2020 (prior to the adoption of ASU 2018-12).

RiverSource Life Insurance Company

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2022
	Fair Value		Valuation Technique	Unobservable Input	Range	Weighted Average
	(in millions)
Corporate debt securities (private placements)	$395		Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.1%–2.3%	1.4%
Asset backed securities	$545		Discounted cash flow	Annual default rate	2.4%	2.4%
				Loss severity	25.0%	25.0%
				Yield/spread to U.S. Treasuries(2)	320 bps–550 bps	329 bps
Fixed deferred indexed annuity ceded embedded derivatives	$48		Discounted cash flow	Surrender rate (4)	0.0%–66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$44		Discounted cash flow	Surrender rate (4)	0.0%–66.8%	1.4%
				Nonperformance risk (5)	95 bps	95 bps
IUL embedded derivatives	$739		Discounted cash flow	Nonperformance risk (5)	95 bps	95 bps
Structured variable annuity embedded derivatives	$(137	)(6)	Discounted cash flow	Surrender rate (4)	0.8%–40.0%	0.9%
				Nonperformance risk (5)	95 bps	95 bps

	December 31, 2021
	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
	(in millions)
Corporate debt securities (private placements)	$496	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%–2.4%	1.1%
Asset backed securities	$291	Discounted cash flow	Annual default rate	5.8%	5.8%
			Loss severity	25.0%	25.0%
			Yield/spread to swap rates (3)	175 bps–275 bps	182 bps
Fixed deferred indexed annuity ceded embedded derivatives	$59	Discounted cash flow	Surrender rate (4)	0.0%–66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$56	Discounted cash flow	Surrender rate (4)	0.0%–66.8%	1.4%
			Nonperformance risk (5)	65 bps	65 bps
IUL embedded derivatives	$905	Discounted cash flow	Nonperformance risk (5)	65 bps	65 bps
Structured variable annuity embedded derivatives	$406	Discounted cash flow	Surrender rate (4)	0.8%–40.0%	0.9%
			Nonperformance risk (5)	65 bps	65 bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(3)

The weighted average for the yield/spread to swap rates for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its yield/spread to swap divided by the aggregate balances of the tranches.

(4)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(5)

The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives. During the third quarter of 2022, the Company changed to using a U.S. Treasury curve as its observable discount rate curve reflecting the evolution of LIBOR discontinuation as an observable reference rate used by market participants.

(6)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the yield/spread to swap rates in isolation would have resulted in a significantly lower (higher) fair value measurement.

RiverSource Life Insurance Company

Significant increases (decreases) in the surrender rate used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest

RiverSource Life Insurance Company

rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2022 and 2021. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders (prior to the adoption of ASU 2018-12), fixed deferred indexed annuity, structured variable annuity and IUL products.

Prior to the adoption of ASU 2018-12, the Company valued the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculated fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models included observable capital market assumptions and incorporated significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that included margins for risk, all of which the Company believed a market participant would expect. The fair value also reflected a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements were classified as Level 3. The embedded derivatives attributable to these provisions were recorded in Policyholder account balances, future policy benefits and claims. Refer to Note 12 for additional information on these provisions accounted for as market risk benefits under ASU 2018-12.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by a buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2022 and 2021. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $58 million and $93 million as of December 31, 2022 and 2021, respectively, and is classified as Level 3 in the fair value hierarchy.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2022
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,768	$—	$—	$1,600	$1,600
Policy loans	847	—	847	—	847
Other investments	89	—	69	20	89
Receivables	7,372	—	—	6,174	6,174
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,450	$—	$—	$12,470	$12,470
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	315	—	315
Other liabilities	8	—	—	7	7
Separate account liabilities — investment contracts	298	—	298	—	298

	December 31, 2021
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,788	$—	$—	$1,872	$1,872
Policy loans	834	—	834	—	834
Other investments	61	—	40	21	61
Receivables	7,876	—	—	8,630	8,630
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,289	$—	$—	$13,215	$13,215
Short-term borrowings	200	—	200	—	200
Long-term debt	500	—	498	—	498
Other liabilities	9	—	—	9	9
Separate account liabilities — investment contracts	403	—	403	—	403

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2022, 2021 and 2020, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the five year period ending December 31, 2027 and a total of $9 million thereafter.

RiverSource Life Insurance Company

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $320 million, $345 million and $358 million for the years ended December 31, 2022, 2021 and 2020, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for federal income taxes was $(56) million and $18 million as of December 31, 2022 and 2021, respectively, which is reflected in Other liabilities and Other assets, respectively.

Investments

The Company invested in AA and A rated asset backed securities issued by AAF as of December 31, 2021 and in AA, A and BBB rated asset backed securities issued by AAF 2 as of December 31, 2022, both affiliates of the Company. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. As of December 31, 2021, the fair value of these asset backed securities was $289 million. During the third quarter of 2022, the Company redeemed the outstanding AA and A rated securities issued by AAF at par and invested $564 million in new AA, A and BBB rated asset backed securities issued by AAF 2. As of December 31, 2022, the fair value of these asset backed securities was $544 million. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed Maturities, at fair value. Interest income from these asset backed securities was $17 million, $12 million and $14 million for the years ended December 31, 2022, 2021 and 2020, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2022 and 2021. See Note 13 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Dividends paid to Ameriprise Financial	$600	$1,900	$800
Dividend received from RiverSource Life of NY	63	—	—
Dividends received from RTA	—	50	95
Return of capital received from RTA	80	—	—

On February 17, 2023, RiverSource Life Insurance Company’s Board of Directors declared a cash dividend of up to $200 million to Ameriprise Financial, payable on or after March 20, 2023, pending approval by the Minnesota Department of Commerce.

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned (deficit)/surplus was $(679) million and $175 million as of December 31, 2022 and 2021, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.1 billion and $3.4 billion as of December 31, 2022 and 2021, respectively.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Statutory net gain from operations	$1,615	$1,366	$1,393
Statutory net income	1,769	253	1,582

Government debt securities of $4 million and $5 million as of December 31, 2022 and 2021, respectively, were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2022
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$2,887	$—	$2,887	$(2,313)	$(565)	$(5)	$4
OTC cleared	23	—	23	(9)	—	—	14
Exchange-traded	97	—	97	(75)	—	—	22
Total	$3,007	$—	$3,007	$(2,397)	$(565)	$(5)	$40

	December 31, 2021
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,330	$—	$5,330	$(3,571)	$(1,623)	$(114)	$22
OTC cleared	88	—	88	(41)	—	—	47
Exchange-traded	99	—	99	(91)	—	—	8
Total	$5,517	$—	$5,517	$(3,703)	$(1,623)	$(114)	$77

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$2,630	$—	$2,630	$(2,313)	$(38)	$(277)	$2
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	92	—	92	(75)	—	(17)	—
Total	$2,731	$—	$2,731	$(2,397)	$(38)	$(294)	$2

	December 31, 2021
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$4,048	$—	$4,048	$(3,571)	$(181)	$(293)	$3
OTC cleared	41	—	41	(41)	—	—	—
Exchange-traded	91	—	91	(91)	—	—	—
Total	$4,180	$—	$4,180	$(3,703)	$(181)	$(293)	$3

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2022			December 31, 2021
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$101,302	$267	$355	$79,459	$1,252	$468
Equity contracts	67,416	2,693	2,366	59,763	4,238	3,711
Credit contracts	1,802	13	—	1,717	9	—
Foreign exchange contracts	2,870	34	10	2,239	18	1
Total non-designated hedges	173,390	3,007	2,731	143,178	5,517	4,180
Embedded derivatives
IUL	N/A	—	739	N/A	—	905
Fixed deferred indexed annuities and deposit receivables	N/A	48	47	N/A	59	61
Structured variable annuity (3)	N/A	—	(137)	N/A	—	406
Total embedded derivatives	N/A	48	649	N/A	59	1,372
Total derivatives	$173,390	$3,055	$3,380	$143,178	$5,576	$5,552

N/A	Not applicable.
(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2022 included $194 million of individual contracts in a liability position and $331 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2021 included $409 million of individual contracts in a liability position and $3 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2022 and 2021, investment securities with a fair value of $14 million and $123 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $5 million and $123 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2022 and 2021, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2022 and 2021, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Net Investment Income	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2022
Interest rate contracts	$—	$(26)	$—	$(2,874)
Equity contracts	—	(164)	(126)	899
Credit contracts	—	—	—	279
Foreign exchange contracts	—	—	—	105
IUL embedded derivatives	—	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	4	—
Structured variable annuity embedded derivatives	—	633	—	—
Total gain (loss)	$—	$443	$95	$(1,591)

Year Ended December 31, 2021
Interest rate contracts	$—	$—	$—	$(886)
Equity contracts	1	34	91	(851)
Credit contracts	—	—	—	43
Foreign exchange contracts	—	—	—	5
IUL embedded derivatives	—	—	30	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	(8)	—
Structured variable annuity embedded derivatives	—	(393)	—	—
Total gain (loss)	$1	$(359)	$113	$(1,689)

RiverSource Life Insurance Company

(in millions)	Net Investment Income	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2020
Interest rate contracts	$—	$1,633	$—	$—
Equity contracts	—	(744)	55	—
Credit contracts	—	(106)	—	—
Foreign exchange contracts	—	(8)	—	—
GMWB and GMAB embedded derivatives (1)	—	(1,553)	—	—
IUL embedded derivatives	—	—	7	—
Fixed deferred indexed annuities embedded derivatives	—	—	(4)	—
Structured variable annuity embedded derivatives	—	(91)	—	—
Total gain (loss)	$—	$(869)	$58	$—

(1)	GMWB and GMAB were accounted for as embedded derivatives prior to the adoption of ASU 2018-12. Upon adoption of ASU 2018-12, GMWB and GMAB are accounted for as market risk benefits.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2022:

(in millions)	Premiums Payable	Premiums Receivable
2023	$50	$43
2024	132	23
2025	121	21
2026	251	88
2027	19	—
2028-2029	59	—
Total	$632	$175

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the years ended December 31, 2022, 2021 and 2020, the Company held no derivatives that were designated as cash flow hedges. During the years ended December 31, 2022, 2021 and 2020, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2022 and 2021, the

RiverSource Life Insurance Company

aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $234 million and $383 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2022 and 2021 was $232 million and $383 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2022 and 2021 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $2 million and nil as of December 31, 2022 and 2021, respectively.

19. SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Year Ended December 31, 2022
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period (1)	$(2,784)	$595	$(2,189)
Reclassification of net (gains) losses on securities included in net income (2)	88	(19)	69
Impact of benefit reserves and reinsurance recoverables	103	(18)	85
Net unrealized gains (losses) on securities	(2,593)	558	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	1,095	(234)	861
Effect of changes in instrument-specific credit risk on MRBs	517	(110)	407
Total other comprehensive income (loss)	$(981)	$214	$(767)

	Year Ended December 31, 2021
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period (1)	$(527)	$111	$(416)
Reclassification of net (gains) losses on securities included in net income (2)	(556)	117	(439)
Impact of benefit reserves and reinsurance recoverables	8	(1)	7
Net unrealized gains (losses) on securities	(1,075)	227	(848)
Effect of changes in discount rate assumptions on certain long-duration contracts	361	(77)	284
Effect of changes in instrument-specific credit risk on MRBs	127	(27)	100
Total other comprehensive income (loss)	$(587)	$123	$(464)

	Year Ended December 31, 2020
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period (1)	$811	$(170)	$641
Reclassification of net (gains) losses on securities included in net income (2)	5	(1)	4
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables(3)	(274)	57	(217)
Net unrealized gains (losses) on securities	542	(114)	428
Total other comprehensive income (loss)	$542	$(114)	$428

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).
(3)	See Note 22 for a summary of the revision to the Company’s previously reported Consolidated Financial Statements.

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. Prior to the adoption of ASU 2018-12, adjustments to DAC, DSIC, and unearned revenue were also included.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2020	$757	$—	$—	$(1)	$756
OCI before reclassifications	424	—	—	—	424
Amounts reclassified from AOCI	4	—	—	—	4
Total OCI	428	—	—	—	428
Balance at December 31, 2020	1,185	—	—	(1)	1,184
Cumulative effect of adoption of long-duration contracts guidance	707	(1,217)	(527)	—	(1,037)
OCI before reclassifications	(409)	284	100	—	(25)
Amounts reclassified from AOCI	(439)	—	—	—	(439)
Total OCI	(848)	284	100	—	(464)
Balance at December 31, 2021	1,044	(933)	(427)	(1)	(317)
OCI before reclassifications	(2,104)	861	407	—	(836)
Amounts reclassified from AOCI	69	—	—	—	69
Total OCI	(2,035)	861	407	—	(767)
Balance at December 31, 2022	$(991)	$(72)	$(20)	$(1)	$(1,084)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Current income tax
Federal	$57	$172	$233
State	(2)	6	—
Total current income tax	55	178	233
Deferred income tax
Federal	150	136	(277)
State	4	2	(1)
Total deferred income tax	154	138	(278)
Total income tax provision (benefit)	$209	$316	$(45)

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2022	2021	2020
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Low income housing tax credits	(2.9)	(3.3)	(20.1)
Dividend received deduction	(2.3)	(1.7)	(9.7)
Foreign tax credit, net of addback	(1.7)	(0.9)	(1.9)
Other, net	(0.3)	0.4	(0.8)
Income tax provision (benefit)	13.8%	15.5%	(11.5)%

The decrease in the Company’s effective tax rate for the year ended December 31, 2022 compared to 2021 is primarily due to the lower pretax income relative to tax preferred items.

The increase in the Company’s effective tax rate for the year ended December 31, 2021 compared to 2020 is primarily due to the higher pretax income relative to tax preferred items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21%

RiverSource Life Insurance Company

as of both December 31, 2022 and 2021. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2022	2021
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$2,274	$2,386
Net unrealized losses on Available-for-Sale securities	244	—
Other	29	14
Gross deferred income tax assets	2,547	2,400
Less: valuation allowance	30	11
Total deferred income tax assets	2,517	2,389
Deferred income tax liabilities
Investment related	923	508
Deferred acquisition costs	409	438
Net unrealized gains on Available-for-Sale securities	—	308
Other	52	57
Gross deferred income tax liabilities	1,384	1,311
Net deferred income tax assets	$1,133	$1,078

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $28 million, net of federal benefit, which will expire beginning December 31, 2023. Based on analysis of the Company’s tax position as of December 31, 2022, management believes it is more likely than not that the Company will not realize certain state net operating losses of $28 million and state deferred tax assets of $2 million; therefore, a valuation allowance of $30 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2022	2021	2020
Balance at January 1	$37	$38	$39
Additions based on tax positions related to the current year	—	—	1
Reductions based on tax positions related to the current year	(1)	(1)	(1)
Additions for tax positions of prior years	1	—	—
Reductions due to lapse of statute of limitations	—	—	(1)
Balance at December 31	$37	$37	$38

If recognized, approximately $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2022, 2021 and 2020, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $34 million in the next 12 months primarily due to Internal Revenue Service (“IRS”) settlements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized nil, a net increase of $1 million and nil in interest and penalties for the years ended December 31, 2022, 2021 and 2020, respectively. As of both December 31, 2022 and 2021, the Company had a payable of $3 million related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016 through 2020. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2015 through 2020.

21. COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2022	2021
Commercial mortgage loans	$—	$48
Affordable housing and other real estate partnerships	8	9
Total funding commitments	$8	$57

RiverSource Life Insurance Company

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2022, these guarantees range from 1% to 5%.

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which include information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, or adverse publicity each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of both December 31, 2022 and 2021, the estimated liability was $12 million. As of both December 31, 2022 and 2021, the related premium tax asset was $10 million. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

22. REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

The Company revised the Consolidated Financial Statements for the year ended December 31, 2020 to correct shadow unearned revenue liability balances associated with universal life insurance products for which the error began prior to the periods presented below. Shadow unearned revenue liability balances were reversed through AOCI as of January 1, 2021 upon the

RiverSource Life Insurance Company

adoption of ASU 2018-12. See Note 1 for additional information. A summary of the revision to our previously reported Consolidated Financial Statements is presented below:

Revised Consolidated Statements of Comprehensive Income

	Year Ended December 31,
	2020
(in millions)	As Reported	Impact of Revision	As Revised
Net unrealized gains (losses) on securities	$346	$82	$428
Total other comprehensive income (loss), net of tax	346	82	428
Total comprehensive income (loss)	784	82	866

Revised Consolidated Statements of Shareholder’s Equity

	As Reported			As Revised
(in millions)	Accumulated Other Comprehensive Income (Loss)	Total Shareholder’s Equity	Impact of Revision	Accumulated Other Comprehensive Income (Loss)	Total Shareholder’s Equity
Balances at January 1, 2020	$574	$3,336	$182	$756	$3,518
Other comprehensive income, net of tax	346	346	82	428	428
Balances at December 31, 2020	920	3,313	264	1,184	3,577

SAI9010_12_B02_(09/23)

PART C – OTHER INFORMATION
Item 27. Exhibits
(a)	(i)
Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated
August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is
incorporated herein by reference.

(ii)
Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted
December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(b)		Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life
Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable
Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable
Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)	(i)
Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity (form 411380) and data pages filed electronically as Exhibit 4.1 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about
Jan.25, 2013 is incorporated herein by reference.

(ii)
Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's
Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

(iii)
Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's
Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

(iv)
Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to
Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

(v)
Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to
Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

	(vi)	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.
(vii)
Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective
Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

(viii)
Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to
Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

(ix)
Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment
No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

(x)
Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

(xi)
Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xii)
Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to
Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xiii)
Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant's
Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xiv)
Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.60 to RiverSource Variable
Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xv)
Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.61 to
RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is
incorporated herein by reference.

(xvi)
Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.62 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xvii)
Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.63 to RiverSource
Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

(xviii)
Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed electronically as Exhibit 4.64 to
RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is
incorporated herein by reference.

(xix)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Rider and data page filed electronically as Exhibit 4.21 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xx)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Rider and data page are filed electronically as Exhibit 4.22 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxi)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus Rider and data page are filed electronically as Exhibit 4.23 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus Rider and data page are filed electronically as Exhibit 4.24 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxiii)
Form of Guaranteed Minimum Death Benefit Rider – Enhanced Legacy Benefit (form 15111687) and data page filed electronically as Exhibit 4.28 to the Registrant’s Post-Effective Amendment No.8 to Registration Statement
No. 333-186218, is incorporated herein by reference.

(xxiv)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Rider and data page are filed electronically as Exhibit 4.26 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxv)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Rider and data page are filed electronically as Exhibit 4.27 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxvi)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Plus Rider and data page are filed electronically as Exhibit 4.28 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxvii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Plus Rider and data page are filed electronically as Exhibit 4.29 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxviii)
Form of Guaranteed Minimum Death Benefit Rider SecureSource Legacy benefit Single Rider (form 115049-SG) is filed electronically as Exhibit 4.30 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxix)
Form of Guaranteed Minimum Death Benefit Rider SecureSource Legacy Joint Rider (form 115049-JT) is filed electronically as Exhibit 4.31 to Initial Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxx)
Form of Payments to Beneficiary Endorsement (form ICC19 115157) is filed electronically as Exhibit 4.32 to Initial
Registration Statement on Form N-4 No.333-229360, filed on or about Jan.25, 2019 is incorporated herein by reference.

(xxxi)
Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Tempo Rider and data page filed as
Exhibit 4.31 to Registrant’s Post-Effective Amendment No.6 to Registration Statement No. 333‐230376, is incorporated herein by reference.

(xxxii)
Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Tempo Rider and data page filed as
Exhibit 4.32 to Registrant’s Post-Effective Amendment No.6 to Registration Statement No. 333‐230376, is incorporated herein by reference.

(xxxiii)
Form of Investment Options and Limits Endorsement (116532) filed as Exhibit 4.33 to Registrant’s Post-Effective
Amendment No.6 to Registration Statement No. 333‐230376, is incorporated herein by reference.

(xxxiv)
Form of Rider Anniversary Processing Endorsement Joint Life (ICC21 116465-JT) filed as Exhibit 4.34 to Registrant’s
Post-Effective Amendment No.6 to Registration Statement No. 333‐230376, is incorporated herein by reference.

(xxxv)
Form of Rider Anniversary Processing Endorsement Single Life (ICC21 116465-SG) filed as Exhibit 4.35 to Registrant’s
Post-Effective Amendment No.6 to Registration Statement No. 333‐230376, incorporated herein by reference.

(e)
Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to
Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

(f)	(i)	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.
(ii)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated by reference.

(iii)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as
Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

(g)		Not applicable.
(h)	(i)
Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein
Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(ii)
Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration
Statement No. 333-44644 is incorporated herein by reference.

(iii)
Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life
Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia
Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to
Registration Statement No. 333-69777 is incorporated herein by reference.

(iv)
Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds,
Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to
RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

(v)
Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance
Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc.
(formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to
Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

(vi)
Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among
American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company
and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration
Statement No. 333-69777 is incorporated herein by reference.

(vii)
Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life
Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as
Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

(viii)
Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust,
Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to
Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(ix)
Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds,
Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource
Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about
April 24, 2008 is incorporated by reference herein.

(x)
Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and
Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to
Registration Statement No. 333-79311 is incorporated herein by reference.

(xi)
Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life
Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective
Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

(xii)
Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust,
Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement
No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

(xiii)
Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells
Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42
to Registration Statement No. 333-79311 is incorporated by reference.

(xiv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock
Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account
10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xv)
Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment
Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource
Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(xvi)
Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s
Post-Effective Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xvii)
Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and
RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No. 4
to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xviii)
Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell &
Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective
Amendment No. 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

(xix)
Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated herein by reference.

(xx)
Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as
Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference

(xxi)
Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life
Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard
Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to
Registration Statement No. 333-79311 is incorporated by reference.

(xxii)
Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company,
Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason
Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly
Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc.
(formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor
Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement
No. 333-79311 is incorporated herein by reference.

(xxiii)
Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc.,
Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance
Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to
Registration Statement No. 333-79311 is incorporated herein by reference..

(xxiv)
Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and
INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment
No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)		Not Applicable.

(j)	Not applicable.
(k)	Opinion of counsel and consent to its use as the legality of the securities being registered is electronically herewith.
(l)	Consent of Independent Registered Public Accounting Firm is electronically herewith.
(m)	Not applicable.
(n)	Not applicable.
(o)	Not applicable.
(p)	Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023, filed electronically as Exhibit (p) herewith.
Item 28. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Stephen P. Blaske		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Stephen R. Wolfrath		Director, Vice President – Insurance and Annuities Product Development and Management
John R. Hutt		Director
Brian E. Hartert		Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Signapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota
AMPF Holding, LLC	Michigan
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Houston BBP, L.P.[4]	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
CREAD Ventures AIV, L.P.[12]	Delaware
LCFRE Nashville Carothers Holdings, LLC	Delaware
LCFRE Nashville Carothers GP, L.P.	Delaware
LCFRE Nashville Carothers (TN), LP	Delaware
Lionstone Commercial Real Estate Alpha Driver Partners, L.P.	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Oregon Real Estate One, L.P.[12]	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[5]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[6]	Texas

Parent Company /Subsidiary Name	Jurisdiction
Lionstone Raleigh Development Partners GP, LLC.	Delaware
Lionstone Raleigh Development Partners, LP7	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP Tower V Investors, L.P.[13]	Delaware
Lionstone RDP Co-Investment Fund 1 GP, LLC	Delaware
Lionstone RDP Co-Investment Fund 1, LP	Delaware
Lionstone VA Five, LLC	Delaware
Lionstone US Value-Add Five, L.P.[8]	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Canada, Inc.	Ontario
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) plc	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Investment Services Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
F&C Unit Management Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
FCEM Holdings (UK) Limited	England & Wales
F&C Emerging Markets Limited	England & Wales
F&C (CI) Limited	England & Wales
F&C Private Equity Nominee Limited	England & Wales
Columbia Threadneedle Luxembourg S.A.9†	Luxembourg
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP9	Scotland
Columbia Threadneedle PE Co-Investment FP LP9	Scotland
Columbia Threadneedle Real Estate Partners LLP[10]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle REP (Corporate Services) Limited	England & Wales
F&C REIT Corporate Finance Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle REP Property Management Limited	England & Wales
Columbia Threadneedle Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP9	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP9	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (GP) Limited	Scotland
F&C European Capital Partners (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota

Parent Company /Subsidiary Name	Jurisdiction
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[11]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV Nominee (3) Limited	England
Sackville UK Property Select IV Nominee (4) Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UK Property Select IV Nominee (5) Limited	England
Sackville UK Property Select IV Nominee (6) Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%

*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
5
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
6
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
7
Owned by Lionstone Raleigh Development Partners GP, LLC (1.88%), LS Employee Holdings, LLC (0.82%), Lionstone Oregon Real Estate One, L.P. (32.43%), California State Teachers’ Retirement System (32.43%) and State of Wisconsin Investment Board (32.43%)
8
Owned by Lionstone VA Five, LLC (2%), LVA5 Holdings, LLC (1%), Teacher Retirement System of Texas (26.2%), California State Teachers’ Retirement System (26.2%), William Marsh Rice University (5.2%) and Lion Real Estate LLC (39.4%)
9
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
10
Columbia ThreadneedleTreasury Limited holds 1 unit
11
One-third of this entity is owned by American Express Travel Related Services.
Item 30. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account

RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
Lori Arrell	Director
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,452,683	None	None	None
Item 32. Location of Accounts and Records
Not applicable
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
The RiverSource Life Insurance Company (the Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on September 29, 2023.
RiverSource Variable Account 10
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on September 29, 2023.
RiverSource Life Insurance Company
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on September 29, 2023.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ John R. Hutt	Director
John R. Hutt
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023 filed electronically as Exhibit (p) to RiverSource Variable Account 10’s Post-Effective Amendment 20 to Registration Statement on Form N-4, File No.333-230376, is filed electronically herewith, by

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

CONTENTS OF Post-Effective Amendment No. 20
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed on or after April 29, 2019) dated May 1, 2023 filed electronically with Post-Effective Amendment No.19 is incorporated by reference to this Post-Effective Amendment No.20.
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated May 1, 2023 (as amended Sept. 29, 2023) is filed electronically herewith.
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
(k)	Opinion of counsel and consent to its use as to the legality of the securities being registered.
(l)	Consent of Independent Registered Public Accounting Firm
(p)	Power of Attorney dated 9/6/2023